UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23731

BONDBLOXX ETF TRUST

(Exact name of Registrant as specified in charter)

700 Larkspur Landing Circle, Suite 250, Larkspur, CA 94939

(Address of principal executive offices)(Zip code)

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250,
Larkspur, CA 94939

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 896-5089

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports To Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Industrial Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the industrial sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Industrial Sector ETF	$17	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$54,344,986
# of Portfolio Holdings	484
Total Advisory Fees Paid During Reporting Period	$137,397
Portfolio Turnover Rate	12%
Expense Ratio	0.35%
Shares Outstanding	1,450,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C606

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Quikrete Holdings, Inc. 6.38% 03/01/2032	1.25%
Citibank, New York 3.68% 05/01/2025	1.23%
TransDigm, Inc. 6.38% 03/01/2029	0.88%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.87%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.87%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.84%
TransDigm, Inc. 5.50% 11/15/2027	0.84%
Allied Universal Holdco LLC 7.88% 02/15/2031	0.78%
Neptune Bidco US, Inc. 9.29% 04/15/2029	0.73%
TransDigm, Inc. 6.63% 03/01/2032	0.71%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Commercial Services	14.0%
Chemicals	12.7%
Packaging & Containers	9.0%
Aerospace/Defense	8.8%
Building Materials	8.6%
Mining	5.5%
Iron/Steel	4.7%
Home Builders	4.3%
Airlines	3.3%
Environmental Control	2.8%
Others	24.3%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
10+ Years	0.4%
7-10 Years	8.9%
5-7 Years	22.9%
3-5 Years	43.7%
2-3 Years	15.5%
0-2 Years	6.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYI

BondBloxx USD High Yield Bond Industrial Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-industrial-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYI 0425

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the telecommunications, media and technology sectors.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$77,799,467
# of Portfolio Holdings	300
Total Advisory Fees Paid During Reporting Period	$197,271
Portfolio Turnover Rate	16%
Expense Ratio	0.35%
Shares Outstanding	2,275,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C507

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Altice Financing SA 5.75% 08/15/2029	2.36%
EchoStar Corp. 10.75% 11/30/2029	2.17%
Cloud Software Group, Inc. 6.50% 03/31/2029	1.53%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.48%
DISH Network Corp. 11.75% 11/15/2027	1.45%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	1.22%
CCO Holdings LLC/CCO Holdings Capital Corp. 5.13% 05/01/2027	1.21%
ANZ National Bank, London 3.68% 05/01/2025	1.13%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	1.13%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.75% 03/01/2030	1.09%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Media	36.5%
Telecommunications	27.9%
Software	11.3%
Internet	5.7%
Computers	4.1%
Advertising	3.3%
Semiconductors	2.0%
Electronics	1.7%
Commercial Services	1.4%
Others	3.2%
Cash and Equivalents	2.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.9%
10+ Years	5.7%
7-10 Years	7.8%
5-7 Years	19.9%
3-5 Years	43.7%
2-3 Years	14.3%
0-2 Years	5.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYT

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-telecom-media-and-technology-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYT 0425

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Healthcare Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar denominated, high yield corporate bonds in the healthcare sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Healthcare Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$30,380,964
# of Portfolio Holdings	124
Total Advisory Fees Paid During Reporting Period	$78,110
Portfolio Turnover Rate	15%
Expense Ratio	0.35%
Shares Outstanding	875,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C408

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1261229 BC Ltd. 10.00% 04/15/2032	3.87%
Medline Borrower LP 3.88% 04/01/2029	3.81%
DaVita, Inc. 4.63% 06/01/2030	2.31%
Tenet Healthcare Corp. 6.13% 10/01/2028	2.30%
Medline Borrower LP 5.25% 10/01/2029	2.16%
CHS/Community Health Systems, Inc. 10.88% 01/15/2032	2.09%
CVS Health Corp. 7.00% 03/10/2055	2.05%
AthenaHealth Group, Inc. 6.50% 02/15/2030	2.03%
SEB, Stockholm 3.68% 05/01/2025	1.94%
Tenet Healthcare Corp. 6.13% 06/15/2030	1.82%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Healthcare-Services	46.9%
Pharmaceuticals	24.4%
Healthcare-Products	14.9%
Commercial Services	5.8%
Cosmetics/Personal Care	3.3%
Software	2.3%
Biotechnology	0.3%
Cash and Equivalents	2.1%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.1%
10+ Years	3.5%
7-10 Years	7.0%
5-7 Years	30.9%
3-5 Years	42.5%
2-3 Years	9.4%
0-2 Years	4.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYH

BondBloxx USD High Yield Bond Healthcare Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-healthcare-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYH 0425

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Financial & REIT Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the financial and REIT sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$40,125,964
# of Portfolio Holdings	273
Total Advisory Fees Paid During Reporting Period	$98,597
Portfolio Turnover Rate	14%
Expense Ratio	0.35%
Shares Outstanding	1,075,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C309

Top 10 Holdings  (% of Net Assets)Footnote Reference*

HUB International Ltd. 7.25% 06/15/2030	1.82%
Panther Escrow Issuer LLC 7.13% 06/01/2031	1.66%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	1.60%
Boost Newco Borrower LLC 7.50% 01/15/2031	1.22%
Block, Inc. 6.50% 05/15/2032	1.11%
HUB International Ltd. 7.38% 01/31/2032	1.07%
Jane Street Group/JSG Finance, Inc. 6.13% 11/01/2032	0.86%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	0.83%
MPT Operating Partnership LP/MPT Finance Corp. 8.50% 02/15/2032	0.81%
SBA Communications Corp. 3.88% 02/15/2027	0.80%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Diversified Financial Services	34.6%
Real Estate Investment Trust (REITS)	25.3%
Insurance	19.5%
Commercial Services	5.6%
Investment Companies	3.4%
Banks	3.3%
Trucking & Leasing	1.9%
Advertising	1.1%
Retail	0.8%
Computers	0.5%
Others	1.7%
Cash and Equivalents	2.3%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.3%
Defaulted	0.6%
10+ Years	2.2%
7-10 Years	9.0%
5-7 Years	30.0%
3-5 Years	34.5%
2-3 Years	12.2%
0-2 Years	9.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYF

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-financial-and-reit-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYF 0425

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Energy Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the energy sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Energy Sector ETF	$17	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$11,234,979
# of Portfolio Holdings	218
Total Advisory Fees Paid During Reporting Period	$25,128
Portfolio Turnover Rate	11%
Expense Ratio	0.35%
Shares Outstanding	302,500
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	097890107

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.68% 05/01/2025	3.86%
Venture Global LNG, Inc. 9.50% 02/01/2029	2.12%
Venture Global LNG, Inc. 8.13% 06/01/2028	1.50%
Venture Global LNG, Inc. 8.38% 06/01/2031	1.46%
Venture Global LNG, Inc. 9.88% 02/01/2032	1.40%
NFE Financing LLC 12.00% 11/15/2029	1.26%
Weatherford International Ltd. 8.63% 04/30/2030	1.05%
Comstock Resources, Inc. 6.75% 03/01/2029	1.01%
Venture Global LNG, Inc. 7.00% 01/15/2030	0.96%
Civitas Resources, Inc. 8.38% 07/01/2028	0.92%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Oil & Gas	48.4%
Pipelines	39.4%
Oil & Gas Services	6.2%
Gas	2.3%
Chemicals	0.6%
Retail	0.6%
Cash and Equivalents	2.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.5%
10+ Years	3.4%
7-10 Years	13.1%
5-7 Years	21.3%
3-5 Years	43.6%
2-3 Years	10.1%
0-2 Years	6.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYE

BondBloxx USD High Yield Bond Energy Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-energy-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYE 0425

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer cyclicals sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$17	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$42,027,036
# of Portfolio Holdings	278
Total Advisory Fees Paid During Reporting Period	$118,149
Portfolio Turnover Rate	16%
Expense Ratio	0.35%
Shares Outstanding	1,150,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C101

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Carnival Corp. 5.75% 03/01/2027	1.49%
Nissan Motor Co. Ltd. 4.35% 09/17/2027	1.31%
Nissan Motor Co. Ltd. 4.81% 09/17/2030	1.27%
Rakuten Group, Inc. 9.75% 04/15/2029	1.16%
Caesars Entertainment, Inc. 7.00% 02/15/2030	1.10%
Carnival Corp. 6.00% 05/01/2029	1.09%
Royal Caribbean Cruises Ltd. 6.00% 02/01/2033	1.09%
Carnival Corp. 6.13% 02/15/2033	1.09%
Rakuten Group, Inc. 11.25% 02/15/2027	1.06%
Tenneco, Inc. 8.00% 11/17/2028	0.99%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Entertainment	20.0%
Retail	17.2%
Leisure Time	15.4%
Lodging	11.6%
Auto Parts $ Equipment	10.7%
Auto Manufacturers	7.1%
Real Estate	4.4%
Internet	4.4%
Apparel	3.1%
Commercial Services	2.2%
Others	2.3%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	1.2%
10+ Years	1.9%
7-10 Years	7.7%
5-7 Years	21.9%
3-5 Years	39.3%
2-3 Years	15.6%
0-2 Years	10.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYC

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-cyclicals-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYC 0425

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated, high yield corporate bonds in the consumer non-cyclicals sector.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	$18	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$23,513,962
# of Portfolio Holdings	169
Total Advisory Fees Paid During Reporting Period	$54,991
Portfolio Turnover Rate	12%
Expense Ratio	0.35%
Shares Outstanding	625,000
Fund Launch Date	2/15/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C200

Top 10 Holdings  (% of Net Assets)Footnote Reference*

1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	2.18%
Electricite de France SA 9.13%	1.38%
Vistra Operations Co. LLC 7.75% 10/15/2031	1.30%
Lightning Power LLC 7.25% 08/15/2032	1.28%
1011778 BC ULC/New Red Finance, Inc. 3.88% 01/15/2028	1.21%
PG&E Corp. 7.38% 03/15/2055	1.20%
Walgreens Boots Alliance, Inc. 3.45% 06/01/2026	1.17%
Calpine Corp. 5.13% 03/15/2028	1.12%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 4.63% 01/15/2027	1.11%
Vistra Operations Co. LLC 5.63% 02/15/2027	1.07%
Footnote	Description
Footnote*	Subject to change

Sub-Sector Breakdown (% of Net Assets)

Electric	33.1%
Food	25.7%
Retail	19.3%
Housewares	4.1%
Household Products/Wares	1.9%
Pharmaceuticals	1.8%
Energy-Alternate Sources	1.5%
Agriculture	1.5%
Gas	1.4%
Electrical Components & Equipment	1.3%
Others	6.4%
Cash and Equivalents	2.0%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.0%
Defaulted	1.4%
10+ Years	8.2%
7-10 Years	10.7%
5-7 Years	25.5%
3-5 Years	33.7%
2-3 Years	11.9%
0-2 Years	6.6%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XHYD

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-consumer-non-cyclicals-sector-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHYD 0425

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx USD High Yield Bond Sector Rotation ETF (the "Fund") seeks to provide total return by primarily investing its assets in U.S. dollar-denominated, high yield corporate bonds in the various sectors of the fixed income securities market through other exchange-traded funds ("ETFs").

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx USD High Yield Bond Sector Rotation ETF	$10	0.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$30,506,908
# of Portfolio Holdings	8
Total Advisory Fees Paid During Reporting Period	$-
Portfolio Turnover Rate	5%
Expense Ratio (excluding affiliated acquired fund fees and expenses)	0.20%
Shares Outstanding	2,050,000
Fund Launch Date	9/16/2023
Exchange	NYSE Arca, Inc.
CUSIP	09789C770

Top 10 Holdings  (% of Net Assets)Footnote Reference*

BondBloxx USD High Yield Bond Industrial Sector ETF	24.12%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	21.32%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	14.27%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	13.72%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	9.28%
BondBloxx USD High Yield Bond Energy Sector ETF	9.26%
BondBloxx USD High Yield Bond Healthcare Sector ETF	7.93%
SEB, Stockholm 3.68% 05/01/2025	0.23%
Footnote	Description
Footnote*	Subject to change

HYSA

BondBloxx USD High Yield Bond Sector Rotation ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-usd-high-yield-bond-sector-rotation-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX HYSA 0425

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx BB Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BB (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BB Rated USD High Yield Corporate Bond ETF	$10	0.20%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$280,661,923
# of Portfolio Holdings	971
Total Advisory Fees Paid During Reporting Period	$107,094
Portfolio Turnover Rate	14%
Expense Ratio	0.20%
Shares Outstanding	7,000,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C705

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Citibank, New York 3.68% 05/01/2025	0.72%
Medline Borrower LP 3.88% 04/01/2029	0.59%
Quikrete Holdings, Inc. 6.38% 03/01/2032	0.56%
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 08/15/2027	0.45%
Venture Global LNG, Inc. 9.50% 02/01/2029	0.44%
Intelsat Jackson Holdings SA 6.50% 03/15/2030	0.42%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75% 04/20/2029	0.41%
EMRLD Borrower LP/Emerald Co.-Issuer, Inc. 6.63% 12/15/2030	0.39%
TransDigm, Inc. 6.38% 03/01/2029	0.39%
Carnival Corp. 5.75% 03/01/2027	0.38%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Consumer Cyclical	18.3%
Consumer Non-Cyclical	14.4%
Energy	13.0%
Industrial	12.7%
Financial	12.6%
Communications	11.6%
Basic Materials	6.7%
Utilities	5.5%
Technology	3.1%
Diversified	0.3%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Defaulted	0.4%
10+ Years	4.9%
7-10 Years	11.0%
5-7 Years	25.7%
3-5 Years	35.8%
2-3 Years	13.6%
0-2 Years	6.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

 XBB

BondBloxx BB Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bb-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XBB 0425

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx B Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of B (or its equivalent) fixed rate U.S. dollar-denominated, high yield corporate bonds.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx B Rated USD High Yield Corporate Bond ETF	$15	0.30%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$29,060,082
# of Portfolio Holdings	646
Total Advisory Fees Paid During Reporting Period	$35,146
Portfolio Turnover Rate	17%
Expense Ratio	0.30%
Shares Outstanding	750,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C804

Top 10 Holdings  (% of Net Assets)Footnote Reference*

EchoStar Corp. 10.75% 11/30/2029	1.22%
JP Morgan Chase, New York 3.68% 05/01/2025	1.18%
1261229 BC Ltd. 10.00% 04/15/2032	0.88%
Cloud Software Group, Inc. 6.50% 03/31/2029	0.83%
DISH Network Corp. 11.75% 11/15/2027	0.80%
HUB International Ltd. 7.25% 06/15/2030	0.71%
Panther Escrow Issuer LLC 7.13% 06/01/2031	0.67%
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC 10.50% 02/15/2028	0.61%
1011778 BC ULC/New Red Finance, Inc. 4.00% 10/15/2030	0.60%
Mauser Packaging Solutions Holding Co. 7.88% 04/15/2027	0.59%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Consumer Cyclical	19.8%
Consumer Non-Cyclical	18.8%
Communications	14.5%
Financial	12.1%
Industrial	10.0%
Energy	9.6%
Technology	5.7%
Basic Materials	5.4%
Utilities	1.8%
Diversified	0.1%
Cash and Equivalents	2.2%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.2%
Defaulted	0.5%
10+ Years	0.6%
7-10 Years	6.0%
5-7 Years	25.1%
3-5 Years	46.1%
2-3 Years	13.4%
0-2 Years	6.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

 XB

BondBloxx B Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-b-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XB 0425

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx CCC Rated USD High Yield Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of CCC (or its equivalent) fixed-rate U.S. dollar-denominated, high yield corporate bonds.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	$20	0.40%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$123,041,688
# of Portfolio Holdings	222
Total Advisory Fees Paid During Reporting Period	$255,929
Portfolio Turnover Rate	22%
Expense Ratio	0.40%
Shares Outstanding	3,300,000
Fund Launch Date	5/24/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C887

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Altice Financing SA 5.75% 08/15/2029	2.44%
Cloud Software Group, Inc. 9.00% 09/30/2029	1.97%
AthenaHealth Group, Inc. 6.50% 02/15/2030	1.94%
HUB International Ltd. 7.38% 01/31/2032	1.53%
McAfee Corp. 7.38% 02/15/2030	1.50%
Ardonagh Group Finance Ltd. 8.88% 02/15/2032	1.35%
JP Morgan Chase, New York 3.68% 05/01/2025	1.11%
Mauser Packaging Solutions Holding Co. 9.25% 04/15/2027	1.07%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc. 6.75% 10/15/2027	1.06%
FXI Holdings, Inc. 12.25% 11/15/2026	0.95%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Communications	22.9%
Financial	18.7%
Consumer Non-Cyclical	15.2%
Consumer Cyclical	12.4%
Industrial	12.2%
Technology	6.9%
Basic Materials	4.6%
Energy	4.2%
Cash and Equivalents	2.9%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	2.9%
10+ Years	0.7%
7-10 Years	4.2%
5-7 Years	12.4%
3-5 Years	55.4%
2-3 Years	12.2%
0-2 Years	12.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

 XCCC

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-ccc-rated-usd-high-yield-corporate-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX  XCCC 0425

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx BBB Rated 1-5 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to one year and less than five years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	$10	0.19%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$120,046,956
# of Portfolio Holdings	1,190
Total Advisory Fees Paid During Reporting Period	$75,529
Portfolio Turnover Rate	18%
Expense Ratio	0.19%
Shares Outstanding	2,350,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C754

Top 10 Holdings  (% of Net Assets)Footnote Reference*

T-Mobile USA, Inc. 3.88% 04/15/2030	0.62%
CVS Health Corp. 4.30% 03/25/2028	0.46%
T-Mobile USA, Inc. 3.75% 04/15/2027	0.37%
Verizon Communications, Inc. 4.02% 12/03/2029	0.36%
Amgen, Inc. 5.15% 03/02/2028	0.36%
Citigroup, Inc. 4.45% 09/29/2027	0.36%
Warnermedia Holdings, Inc. 3.76% 03/15/2027	0.36%
Cigna Group 4.38% 10/15/2028	0.35%
Verizon Communications, Inc. 4.33% 09/21/2028	0.34%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 2.45% 10/29/2026	0.33%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Financial	26.2%
Consumer Non-Cyclical	17.2%
Technology	10.8%
Consumer Cyclical	10.1%
Communications	8.4%
Utilities	8.2%
Energy	8.0%
Industrial	7.6%
Basic Materials	2.0%
Cash and Equivalents	1.5%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
10+ Years	1.5%
7-10 Years	0.4%
5-7 Years	2.1%
3-5 Years	48.8%
2-3 Years	25.2%
0-2 Years	20.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

BBBS

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-1-5-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBS 0425

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx BBB Rated 5-10 Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to five years and less than ten years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	$10	0.19%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$10,158,573
# of Portfolio Holdings	973
Total Advisory Fees Paid During Reporting Period	$10,240
Portfolio Turnover Rate	23%
Expense Ratio	0.19%
Shares Outstanding	200,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C747

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Boeing Co. 5.15% 05/01/2030	0.50%
Warnermedia Holdings, Inc. 4.28% 03/15/2032	0.42%
Verizon Communications, Inc. 2.36% 03/15/2032	0.42%
Deutsche Telekom International Finance BV 8.75% 06/15/2030	0.41%
Amgen, Inc. 5.25% 03/02/2033	0.40%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.30% 01/30/2032	0.39%
British Telecommunications PLC 9.63% 12/15/2030	0.36%
Oracle Corp. 2.88% 03/25/2031	0.35%
Citigroup, Inc. 6.17% 05/25/2034	0.35%
AT&T, Inc. 5.40% 02/15/2034	0.35%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Financial	24.7%
Consumer Non-Cyclical	16.0%
Energy	10.7%
Technology	10.2%
Communications	9.8%
Utilities	8.5%
Consumer Cyclical	8.0%
Industrial	7.9%
Basic Materials	2.6%
Cash and Equivalents	1.6%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
10+ Years	5.6%
7-10 Years	52.0%
5-7 Years	40.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

BBBI

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-5-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBI 0425

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx BBB Rated 10+ Year Corporate Bond ETF (the "Fund") seeks to track the investment results of an index composed of BBB-rated, fixed-rate, taxable U.S. dollar-denominated corporate bonds issued by U.S. and non-U.S. corporate issuers with remaining maturities of greater than or equal to ten years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	$9	0.19%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$7,108,048
# of Portfolio Holdings	888
Total Advisory Fees Paid During Reporting Period	$8,967
Portfolio Turnover Rate	14%
Expense Ratio	0.19%
Shares Outstanding	150,000
Fund Launch Date	1/23/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C762

Top 10 Holdings  (% of Net Assets)Footnote Reference*

CVS Health Corp. 5.05% 03/25/2048	0.78%
Goldman Sachs Group, Inc. 6.75% 10/01/2037	0.68%
Boeing Co. 5.81% 05/01/2050	0.59%
AT&T, Inc. 3.50% 09/15/2053	0.57%
AT&T, Inc. 3.55% 09/15/2055	0.56%
Amgen, Inc. 5.65% 03/02/2053	0.54%
Warnermedia Holdings, Inc. 5.14% 03/15/2052	0.53%
CVS Health Corp. 4.78% 03/25/2038	0.51%
AT&T, Inc. 3.80% 12/01/2057	0.49%
AT&T, Inc. 3.65% 09/15/2059	0.47%
Footnote	Description
Footnote*	Subject to change

Sector Breakdown (% of Net Assets)

Consumer Non-Cyclical	20.7%
Communications	19.3%
Energy	13.1%
Technology	9.9%
Financial	9.3%
Industrial	8.5%
Utilities	6.7%
Consumer Cyclical	5.7%
Basic Materials	5.0%
Cash and Equivalents	1.8%

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
10+ Years	98.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

BBBL

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/BondBloxx-BBB-Rated-10-Year-Corporate-Bond-ETF/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX BBBL 0425

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the "Fund") seeks to track the investment results of an index composed of U.S. dollar-denominated emerging market bonds with an average life of below 10 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	$15	0.29%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$343,301,367
# of Portfolio Holdings	444
Total Advisory Fees Paid During Reporting Period	$450,416
Portfolio Turnover Rate	15%
Expense Ratio	0.29%
Shares Outstanding	8,150,000
Fund Launch Date	6/28/2022
Exchange	Cboe BZX Exchange, Inc.
CUSIP	09789C879

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Argentine Republic Government International Bond 4.13% 07/09/2035	1.52%
Argentine Republic Government International Bond 0.75% 07/09/2030	1.07%
Ecuador Government International Bond 5.50% 07/31/2035	0.95%
Argentine Republic Government International Bond 5.00% 01/09/2038	0.89%
Argentine Republic Government International Bond 3.50% 07/09/2041	0.73%
Kuwait International Government Bond 3.50% 03/20/2027	0.70%
Ghana Government International Bond 5.00% 07/03/2035	0.67%
Ghana Government International Bond 5.00% 07/03/2029	0.59%
Uruguay Government International Bond 5.75% 10/28/2034	0.56%
Peruvian Government International Bond 2.78% 01/23/2031	0.56%
Footnote	Description
Footnote*	Subject to change

Top 10 CountriesFootnote Reference* (% of Net Assets)

Saudi Arabia	7.1%
Turkey	5.7%
Argentina	4.4%
Mexico	4.2%
Poland	4.1%
United Arab Emirates	4.1%
Bahrain	3.6%
Brazil	3.5%
Indonesia	3.4%
Romania	3.4%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.3%
Defaulted	0.8%
10+ Years	6.2%
7-10 Years	27.4%
5-7 Years	19.0%
3-5 Years	20.5%
2-3 Years	12.0%
0-2 Years	12.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XEMD

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Cboe BZX Exchange, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-jp-morgan-usd-emerging-markets-1-10-year-bond-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XEMD 0425

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg Six Month Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 12 months.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$1,325,161,216
# of Portfolio Holdings	22
Total Advisory Fees Paid During Reporting Period	$148,424
Portfolio Turnover Rate	38%
Expense Ratio	0.03%
Shares Outstanding	26,320,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C788

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bill ZCP 09/04/2025	9.12%
U.S. Treasury Bill ZCP 02/19/2026	8.35%
U.S. Treasury Bill ZCP 01/22/2026	8.28%
U.S. Treasury Bill ZCP 10/30/2025	7.84%
U.S. Treasury Bill ZCP 03/19/2026	7.74%
U.S. Treasury Bill ZCP 06/12/2025	7.68%
U.S. Treasury Bill ZCP 07/10/2025	7.47%
U.S. Treasury Bill ZCP 11/28/2025	7.41%
U.S. Treasury Bill ZCP 12/26/2025	7.40%
U.S. Treasury Bill ZCP 10/02/2025	6.93%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	0.0%Footnote Reference**
0-2 Years	100.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.
Footnote**	Percentage is less than 0.05%.

XHLF

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-six-month-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XHLF 0425

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg One Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 18 months.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$2	0.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$582,239,576
# of Portfolio Holdings	60
Total Advisory Fees Paid During Reporting Period	$85,245
Portfolio Turnover Rate	29%
Expense Ratio	0.03%
Shares Outstanding	11,700,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C861

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.63% 02/28/2026	2.96%
U.S. Treasury Note 4.25% 01/31/2026	2.74%
U.S. Treasury Note 4.50% 03/31/2026	2.66%
U.S. Treasury Note 0.38% 01/31/2026	2.64%
U.S. Treasury Note 2.25% 11/15/2025	2.60%
U.S. Treasury Note 3.75% 08/31/2026	2.57%
U.S. Treasury Note 0.50% 02/28/2026	2.53%
U.S. Treasury Note 4.38% 07/31/2026	2.51%
U.S. Treasury Note 4.63% 06/30/2026	2.51%
U.S. Treasury Note 4.88% 04/30/2026	2.50%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
0-2 Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XONE

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-one-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XONE 0425

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg Two Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 1 and 3 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$129,263,673
# of Portfolio Holdings	93
Total Advisory Fees Paid During Reporting Period	$34,022
Portfolio Turnover Rate	26%
Expense Ratio	0.05%
Shares Outstanding	2,600,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C853

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.50% 01/31/2027	2.00%
U.S. Treasury Note 1.25% 11/30/2026	1.69%
U.S. Treasury Note 2.38% 05/15/2027	1.59%
U.S. Treasury Note 0.75% 08/31/2026	1.59%
U.S. Treasury Note 3.75% 08/15/2027	1.57%
U.S. Treasury Note 3.38% 09/15/2027	1.56%
U.S. Treasury Note 0.75% 01/31/2028	1.54%
U.S. Treasury Note 0.88% 06/30/2026	1.54%
U.S. Treasury Note 4.50% 05/15/2027	1.53%
U.S. Treasury Note 2.50% 03/31/2027	1.52%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.0%
3-5 Years	5.4%
2-3 Years	49.1%
0-2 Years	44.5%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTWO

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-two-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWO 0425

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg Three Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 2 and 4 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$151,813,762
# of Portfolio Holdings	79
Total Advisory Fees Paid During Reporting Period	$27,678
Portfolio Turnover Rate	28%
Expense Ratio	0.05%
Shares Outstanding	3,040,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C846

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.50% 05/31/2029	2.27%
U.S. Treasury Note 4.00% 07/31/2029	2.12%
U.S. Treasury Note 4.63% 04/30/2029	2.10%
U.S. Treasury Note 4.13% 03/31/2029	2.06%
U.S. Treasury Note 4.25% 06/30/2029	2.05%
U.S. Treasury Note 4.25% 02/28/2029	1.84%
U.S. Treasury Note 2.88% 08/15/2028	1.82%
U.S. Treasury Note 4.00% 01/31/2029	1.80%
U.S. Treasury Note 1.25% 09/30/2028	1.78%
U.S. Treasury Note 0.75% 01/31/2028	1.76%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.0%
3-5 Years	57.1%
2-3 Years	41.8%
0-2 Years	0.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTRE

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-three-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTRE 0425

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg Five Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 4 and 6 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$148,244,819
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$36,168
Portfolio Turnover Rate	41%
Expense Ratio	0.05%
Shares Outstanding	2,990,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C838

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 1.63% 05/15/2031	4.97%
U.S. Treasury Note 1.13% 02/15/2031	4.86%
U.S. Treasury Note 0.63% 08/15/2030	4.50%
U.S. Treasury Note 0.88% 11/15/2030	4.38%
U.S. Treasury Note 4.00% 02/28/2030	2.81%
U.S. Treasury Note 4.25% 06/30/2031	2.58%
U.S. Treasury Note 4.25% 01/31/2030	2.52%
U.S. Treasury Note 4.38% 12/31/2029	2.51%
U.S. Treasury Note 4.50% 12/31/2031	2.47%
U.S. Treasury Note 4.63% 05/31/2031	2.45%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.4%
5-7 Years	69.5%
3-5 Years	29.1%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XFIV

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-five-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XFIV 0425

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 5 and 9 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025.You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	$3	0.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$146,070,699
# of Portfolio Holdings	37
Total Advisory Fees Paid During Reporting Period	$32,845
Portfolio Turnover Rate	29%
Expense Ratio	0.05%
Shares Outstanding	3,040,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C820

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.63% 02/15/2035	11.53%
U.S. Treasury Note 4.25% 11/15/2034	11.14%
U.S. Treasury Note 4.38% 05/15/2034	10.95%
U.S. Treasury Note 3.88% 08/15/2034	10.91%
U.S. Treasury Note 4.00% 02/15/2034	10.50%
U.S. Treasury Note 3.88% 08/15/2033	9.37%
U.S. Treasury Note 4.50% 11/15/2033	3.26%
U.S. Treasury Note 3.38% 05/15/2033	2.42%
U.S. Treasury Note 0.88% 11/15/2030	1.85%
U.S. Treasury Note 1.63% 05/15/2031	1.84%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.5%
10+ Years	0.9%
7-10 Years	76.2%
5-7 Years	21.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XSVN

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-seven-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XSVN 0425

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration between 6 and 14 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	$4	0.075%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$566,730,091
# of Portfolio Holdings	63
Total Advisory Fees Paid During Reporting Period	$131,375
Portfolio Turnover Rate	15%
Expense Ratio	0.075%
Shares Outstanding	12,200,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C812

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Note 4.00% 02/15/2034	4.14%
U.S. Treasury Note 4.50% 11/15/2033	4.04%
U.S. Treasury Note 3.88% 08/15/2034	4.03%
U.S. Treasury Note 4.38% 05/15/2034	3.91%
U.S. Treasury Note 3.88% 08/15/2033	3.68%
U.S. Treasury Note 4.63% 02/15/2035	3.41%
U.S. Treasury Note 1.38% 11/15/2031	3.11%
U.S. Treasury Note 2.88% 05/15/2032	3.04%
U.S. Treasury Note 4.13% 11/15/2032	2.98%
U.S. Treasury Note 2.75% 08/15/2032	2.82%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
10+ Years	52.0%
7-10 Years	40.2%
5-7 Years	6.0%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTEN

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-ten-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTEN 0425

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (the "Fund") seeks to track the investment results of an index composed of U.S. Treasury securities with a duration of 20 years.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	$6	0.125%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$60,705,141
# of Portfolio Holdings	51
Total Advisory Fees Paid During Reporting Period	$34,682
Portfolio Turnover Rate	58%
Expense Ratio	0.125%
Shares Outstanding	1,550,000
Fund Launch Date	9/13/2022
Exchange	NYSE Arca, Inc.
CUSIP	09789C796

Top 10 Holdings  (% of Net Assets)Footnote Reference*

U.S. Treasury Bond 3.63% 05/15/2053	5.63%
U.S. Treasury Bond 3.63% 02/15/2053	5.01%
U.S. Treasury Bond 4.25% 08/15/2054	4.86%
U.S. Treasury Bond 4.25% 02/15/2054	4.70%
U.S. Treasury Bond 4.13% 08/15/2053	4.60%
U.S. Treasury Bond 2.38% 05/15/2051	3.96%
U.S. Treasury Bond 2.00% 08/15/2051	3.53%
U.S. Treasury Bond 1.88% 02/15/2051	3.47%
U.S. Treasury Bond 3.00% 08/15/2052	3.41%
U.S. Treasury Strip ZCP 05/15/2053	3.35%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.1%
10+ Years	98.9%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

XTWY

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-bloomberg-twenty-year-target-duration-us-treasury-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX XTWY 0425

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx IR+M Tax-Aware Short Duration ETF (the "Fund") seeks attractive after-tax income, consistent with preservation of capital.

This semi-annual shareholder report contains important information about the Fund for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Short Duration ETF	$17	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$167,788,579
# of Portfolio Holdings	294
Total Advisory Fees Paid During Reporting Period	$244,470
Portfolio Turnover Rate	5%
Expense Ratio	0.35%
Shares Outstanding	3,330,000
Fund Launch Date	3/12/2024
Exchange	NYSE Arca, Inc.
CUSIP	09789C721

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Sumitomo Mitsui Trust Bank, London 3.68% 05/01/2025	1.48%
State of Wisconsin 5.00% 05/01/2028	1.23%
State of Florida Department of Transportation Turnpike System Revenue 5.00% 07/01/2028	1.13%
University of Oklahoma 5.00% 07/01/2029	1.12%
King County School District No. 411 Issaquah 4.00% 12/01/2031	1.06%
South Carolina Jobs-Economic Development Authority, Revenue Bonds 5.00% 11/01/2055	0.99%
Lee County School Board 5.00% 08/01/2032	0.96%
City of San Antonio Electric & Gas Systems Revenue 5.00% 02/01/2032	0.89%
Texas Municipal Gas Acquisition & Supply Corp. V 5.00% 01/01/2028	0.83%
Dallas Independent School District 5.00% 02/15/2055	0.82%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	4.8%
10+ Years	28.8%
7-10 Years	10.3%
5-7 Years	10.9%
3-5 Years	15.9%
2-3 Years	9.0%
0-2 Years	18.7%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	67.2%
Corporate Bonds	14.4%
Asset-Backed Securities	8.4%
Collateralized Mortgage Obligations	8.4%
Cash and Equivalents	1.6%

TAXX

BondBloxx IR+M Tax-Aware Short Duration ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-short-duration-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TAXX 0425

TXXI

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx IR+M Tax-Aware Intermediate Duration ETF (the "Fund") seeks attractive after-tax income, consistent with preservation of capital.

This semi-annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	$5	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$9,916,112
# of Portfolio Holdings	102
Total Advisory Fees Paid During Reporting Period	$4,305
Portfolio Turnover Rate	-%
Expense Ratio	0.35%
Shares Outstanding	200,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C663

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Pennsylvania Higher Educational Facilities Authority 4.00% 08/15/2032	3.01%
East Central Independent School District 5.00% 08/15/2037	2.78%
Lower Colorado River Authority 5.00% 05/15/2034	2.73%
County of Polk Utility System Revenue 5.00% 10/01/2054	2.61%
City of Rogers Sales & Use Tax Revenue 4.00% 11/01/2032	2.52%
Cook County School District No 25 Arlington Heights 4.00% 12/15/2044	2.40%
Dallas Fort Worth International Airport 5.00% 11/01/2039	2.18%
Illinois Finance Authority 5.00% 07/01/2045	2.14%
North Texas Tollway Authority 5.00% 01/01/2045	2.11%
Rhode Island Health & Educational Building Corp. 5.00% 05/15/2044	2.10%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.8%
Defaulted	3.3%
10+ Years	67.0%
7-10 Years	15.4%
5-7 Years	2.3%
3-5 Years	3.9%
2-3 Years	0.5%
0-2 Years	5.8%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	76.5%
Corporate Bonds	11.0%
Collateralized Mortgage Obligations	7.2%
Asset-Backed Securities	3.5%
Cash and Equivalents	1.8%

TXXI

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-intermediate-duration-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TXXI 0425

TAXM

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

NYSE Arca, Inc.

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents (the "Fund") seeks attractive after-tax income for Massachusetts residents, consistent with preservation of capital.

This semi-annual shareholder report contains important information about the Fund for the period from March 11, 2025 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	$5	0.35%Footnote Reference*

* Annualized.

Key Fund Statistics

Total Net Assets	$6,411,695
# of Portfolio Holdings	85
Total Advisory Fees Paid During Reporting Period	$2,881
Portfolio Turnover Rate	-%
Expense Ratio	0.35%
Shares Outstanding	130,000
Fund Launch Date	3/11/2025
Exchange	NYSE Arca, Inc.
CUSIP	09789C697

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Commonwealth of Massachusetts Transportation Fund Revenue 5.00% 06/01/2053	3.73%
Massachusetts Development Finance Agency 5.00% 05/15/2055	3.50%
City of Somerville 5.00% 06/01/2028	3.41%
Massachusetts Water Resources Authority 5.00% 08/01/2043	3.32%
Berkshire Wind Power Cooperative Corp. 5.00% 07/01/2030	3.23%
Commonwealth of Massachusetts 5.00% 10/01/2053	3.22%
Dennis-Yarmouth Regional School District 5.00% 11/01/2052	3.22%
Massachusetts Bay Transportation Authority Assessment Revenue 5.00% 07/01/2052	3.19%
Massachusetts Development Finance Agency 5.00% 07/01/2047	3.19%
Bristol-Plymouth Regional Vocational Technical School District 4.00% 04/01/2038	3.10%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	1.6%
Defaulted	3.7%
10+ Years	65.6%
7-10 Years	8.0%
5-7 Years	3.8%
3-5 Years	8.3%
2-3 Years	1.8%
0-2 Years	7.2%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

Asset Breakdown (% of Net Assets)

Value	Value
Municipal Bonds	76.2%
Corporate Bonds	11.7%
Collateralized Mortgage Obligations	5.6%
Asset-Backed Securities	4.9%
Cash and Equivalents	1.6%

TAXM

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

NYSE Arca, Inc.

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-irm-tax-aware-etf-for-ma-residents/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX TAXM 0425

PCMM

BondBloxx Private Credit CLO ETF

NASDAQ Stock Market LLC

Semi-Annual Shareholder Report as of April 30, 2025

The BondBloxx Private Credit CLO ETF (the "Fund") is an actively managed fund that seeks capital preservation and current income.

This semi-annual shareholder report contains important information about the Fund for the period from December 2, 2024 (commencement of operations) to April 30, 2025. You can find additional information about the Fund at https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. You can also request this information by contacting us at 800-896-5089.

What Were The Fund Costs For The Last Six Months?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
BondBloxx Private Credit CLO ETF	$28	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Total Net Assets	$113,299,418
# of Portfolio Holdings	56
Total Advisory Fees Paid During Reporting Period	$157,385
Portfolio Turnover Rate	0%Footnote Reference*
Expense Ratio	0.68%
Shares Outstanding	2,250,000
Fund Launch Date	12/2/2024
Exchange	NASDAQ Stock Market LLC
CUSIP	09789C671

* Amount represents less than 0.5%.

Top 10 Holdings  (% of Net Assets)Footnote Reference*

Golub Capital Partners CLO 45M Ltd. 5.89% 07/20/2037	7.90%
MCF CLO V LLC 6.82% 10/20/2037	5.30%
Monroe Capital MML CLO XIV LLC 6.53% 10/24/2034	5.27%
Churchill MMSLF CLO-III LP 8.47% 01/20/2036	5.19%
Golub Capital Partners CLO 42M-R 10.38% 01/20/2036	4.44%
Maranon Loan Funding 2021-3 Ltd. 9.07% 10/15/2036	4.43%
Woodmont 2022-10 Trust 6.42% 04/15/2038	4.37%
Ivy Hill Middle Market Credit Fund XX Ltd. 6.67% 04/20/2035	3.97%
JP Morgan Chase, New York 3.68% 05/01/2025	3.92%
Octagon Investment Partners 28 Ltd. 11.78% 04/24/2037	3.55%
Footnote	Description
Footnote*	Subject to change

Maturity BreakdownFootnote Reference* (% of Net Assets)

Value	Value
Cash and Equivalents	4.3%
10+ Years	77.3%
7-10 Years	18.4%
Footnote	Description
Footnote*	This chart represents the amount by percentage (%) maturity breakdown of bonds in the Fund.

PCMM

BondBloxx Private Credit CLO ETF

NASDAQ Stock Market LLC

Disclosures

BondBloxx Investment Management Corporation ("BondBloxx") is a registered investment adviser.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, please visit https://bondbloxxetf.com/bondbloxx-private-credit-clo-etf/. For proxy voting records, visit https://bondbloxxetf.com/resources/.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address ("householding"). If you prefer that your Fund documents not be householded, please contact BondBloxx at 800-896-5089 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by BondBloxx or your financial intermediary.

BBLX PCMM 0425

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not Applicable. This item is only required in an annual report on Form N-CSR.

Item 6. Investments.

(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The Registrant’s Financial Statements are attached herewith.

BondBloxxSM ETF Trust Semi-Annual Report Core Financial Statements

April 30, 2025 (Unaudited)

BondBloxx USD High Yield Bond Industrial Sector ETF | XHYI | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF | XHYT | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Healthcare Sector ETF | XHYH | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Financial & REIT Sector ETF | XHYF | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Energy Sector ETF | XHYE | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF | XHYC | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF | XHYD | NYSE Arca, Inc.

BondBloxx USD High Yield Bond Sector Rotation ETF | HYSA | NYSE Arca, Inc.

BondBloxx BB Rated USD High Yield Corporate Bond ETF | XBB | NYSE Arca, Inc.

BondBloxx B Rated USD High Yield Corporate Bond ETF | XB | NYSE Arca, Inc.

BondBloxx CCC Rated USD High Yield Corporate Bond ETF | XCCC | NYSE Arca, Inc.

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF | BBBS | NYSE Arca, Inc.

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF | BBBI | NYSE Arca, Inc.

BondBloxx BBB Rated 10+ Year Corporate Bond ETF | BBBL | NYSE Arca, Inc.

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF | XEMD | Cboe BZX

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF | XHLF | NYSE Arca, Inc.

BondBloxx Bloomberg One Year Target Duration US Treasury ETF | XONE | NYSE Arca, Inc.

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF | XTWO | NYSE Arca, Inc.

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF | XTRE | NYSE Arca, Inc.

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF | XFIV | NYSE Arca, Inc.

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF | XSVN | NYSE Arca, Inc.

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF | XTEN | NYSE Arca, Inc.

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF | XTWY | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware Short Duration ETF | TAXX | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware Intermediate Duration ETF | TXXI | NYSE Arca, Inc.

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents | TAXM | NYSE Arca, Inc.

BondBloxx Private Credit CLO ETF | PCMM | NASDAQ Stock Market LLC

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
ADVERTISING – 0.7%
Neptune Bidco US, Inc.(1)	9.29	04/15/29	$443,000	$394,813

AEROSPACE/DEFENSE – 8.8%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	90,000	92,215
Bombardier, Inc.(1)	6.00	02/15/28	115,000	113,843
Bombardier, Inc.(1)	7.00	06/01/32	120,000	121,558
Bombardier, Inc.(1)	7.25	07/01/31	110,000	112,762
Bombardier, Inc.(1)	7.45	05/01/34	99,000	104,151
Bombardier, Inc.(1)	7.50	02/01/29	130,000	134,036
Bombardier, Inc.(1)	7.88	04/15/27	134,000	134,411
Bombardier, Inc.(1)	8.75	11/15/30	140,000	150,187
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	135,000	134,116
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	85,000	85,151
Goat Holdco LLC(1)	6.75	02/01/32	125,000	122,314
Moog, Inc.(1)	4.25	12/15/27	79,000	76,279
Spirit AeroSystems, Inc.	3.85	06/15/26	50,000	49,184
Spirit AeroSystems, Inc.	4.60	06/15/28	125,000	120,974
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	151,000	160,880
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	200,000	221,631
TransDigm, Inc.	4.63	01/15/29	199,000	191,637
TransDigm, Inc.	4.88	05/01/29	125,000	120,780
TransDigm, Inc.	5.50	11/15/27	457,000	455,229
TransDigm, Inc.(1)	6.00	01/15/33	255,000	254,693
TransDigm, Inc.(1)	6.38	03/01/29	470,000	479,382
TransDigm, Inc.(1)	6.63	03/01/32	375,000	384,602
TransDigm, Inc.(1)	6.75	08/15/28	360,000	367,684
TransDigm, Inc.(1)	6.88	12/15/30	250,000	257,786
TransDigm, Inc.(1)	7.13	12/01/31	175,000	182,111
Triumph Group, Inc.(1)	9.00	03/15/28	165,000	173,292
				4,800,888
AIRLINES – 3.3%
Air Canada(1)	3.88	08/15/26	202,000	198,373
Allegiant Travel Co.(1)	7.25	08/15/27	90,000	83,201
American Airlines, Inc.(1)	7.25	02/15/28	150,000	148,310
American Airlines, Inc.(1)	8.50	05/15/29	175,000	178,468
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	485,000	470,941
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	340,000	313,449
OneSky Flight LLC(1)	8.88	12/15/29	100,000	101,097
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	175,000	151,297
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	80,000	77,792
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	90,000	88,013
				1,810,941
APPAREL – 0.2%
S&S Holdings LLC(1)	8.38	10/01/31	100,000	94,096

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 0.5%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	$105,000	$105,695
PM General Purchaser LLC(1)	9.50	10/01/28	119,000	115,017
Wabash National Corp.(1)	4.50	10/15/28	65,000	54,820
				275,532
AUTO PARTS & EQUIPMENT – 0.3%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	109,000	75,464
Titan International, Inc.	7.00	04/30/28	60,000	58,801
				134,265
BUILDING MATERIALS – 8.6%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	95,000	97,982
Boise Cascade Co.(1)	4.88	07/01/30	65,000	61,449
Builders FirstSource, Inc.(1)	4.25	02/01/32	223,000	201,043
Builders FirstSource, Inc.(1)	5.00	03/01/30	97,000	93,169
Builders FirstSource, Inc.(1)	6.38	06/15/32	111,000	111,744
Builders FirstSource, Inc.(1)	6.38	03/01/34	175,000	173,912
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	150,000	130,251
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	67,000	45,017
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	45,000	39,211
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	88,000	72,823
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	465,000	472,142
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	90,000	91,881
Griffon Corp.	5.75	03/01/28	168,000	165,956
JELD-WEN, Inc.(1)	4.88	12/15/27	85,000	78,617
JELD-WEN, Inc.(1)	7.00	09/01/32	50,000	43,961
Knife River Corp.(1)	7.75	05/01/31	70,000	73,294
Louisiana-Pacific Corp.(1)	3.63	03/15/29	47,000	43,962
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	85,000	85,114
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	118,000	106,633
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	102,000	99,112
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	95,000	86,566
Quikrete Holdings, Inc.(1)	6.38	03/01/32	675,000	679,375
Quikrete Holdings, Inc.(1)	6.75	03/01/33	260,000	261,200
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	187,000	182,922
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	185,000	189,976
Standard Building Solutions, Inc.(1)	6.50	08/15/32	165,000	167,202
Standard Industries, Inc./NY(1)	3.38	01/15/31	197,000	174,150
Standard Industries, Inc./NY(1)	4.38	07/15/30	280,000	261,413
Standard Industries, Inc./NY(1)	4.75	01/15/28	158,000	154,771
Standard Industries, Inc./NY(1)	5.00	02/15/27	155,000	153,971
Wilsonart LLC(1)	11.00	08/15/32	85,000	77,052
				4,675,871
CHEMICALS – 12.7%
Ashland, Inc.(1)	3.38	09/01/31	77,000	66,874
Ashland, Inc.	6.88	05/15/43	45,000	46,680
Avient Corp.(1)	6.25	11/01/31	110,000	108,916
Avient Corp.(1)	7.13	08/01/30	120,000	122,463
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	90,000	93,305

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.7% (Continued)
Axalta Coating Systems LLC(1)	3.38	02/15/29	$117,000	$108,493
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	80,000	79,066
Celanese US Holdings LLC	1.40	08/05/26	70,000	66,834
Celanese US Holdings LLC	6.42	07/15/27	252,000	254,269
Celanese US Holdings LLC	6.50	04/15/30	125,000	122,272
Celanese US Holdings LLC	6.58	07/15/29	130,000	131,277
Celanese US Holdings LLC	6.60	11/15/28	170,000	172,013
Celanese US Holdings LLC	6.63	07/15/32	180,000	177,086
Celanese US Holdings LLC	6.75	04/15/33	175,000	164,379
Celanese US Holdings LLC	6.80	11/15/30	165,000	165,100
Celanese US Holdings LLC	6.95	11/15/33	175,000	175,465
Chemours Co.(1)	4.63	11/15/29	100,000	83,879
Chemours Co.	5.38	05/15/27	88,000	85,788
Chemours Co.(1)	5.75	11/15/28	130,000	117,935
Chemours Co.(1)	8.00	01/15/33	105,000	94,729
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	90,000	87,073
Element Solutions, Inc.(1)	3.88	09/01/28	140,000	132,493
GPD Cos, Inc.(1)	10.13	04/01/26	90,000	81,495
HB Fuller Co.	4.00	02/15/27	45,000	43,850
HB Fuller Co.	4.25	10/15/28	60,000	56,658
Herens Holdco Sarl(1)	4.75	05/15/28	60,000	52,408
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	78,000	78,199
INEOS Finance PLC(1)	6.75	05/15/28	65,000	63,523
INEOS Finance PLC(1)	7.50	04/15/29	135,000	126,970
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	70,000	67,462
Ingevity Corp.(1)	3.88	11/01/28	105,000	97,126
Innophos Holdings, Inc.(1)	11.50	06/15/29	75,000	75,937
Mativ Holdings, Inc.(1)	8.00	10/01/29	55,000	45,790
Methanex Corp.	5.13	10/15/27	120,000	117,898
Methanex Corp.	5.25	12/15/29	115,000	109,358
Methanex Corp.	5.65	12/01/44	50,000	38,440
Methanex US Operations, Inc.(1)	6.25	03/15/32	105,000	99,532
Minerals Technologies, Inc.(1)	5.00	07/01/28	60,000	57,972
NOVA Chemicals Corp.(1)	4.25	05/15/29	101,000	95,552
NOVA Chemicals Corp.(1)	5.25	06/01/27	183,000	181,083
NOVA Chemicals Corp.(1)	7.00	12/01/31	65,000	67,244
NOVA Chemicals Corp.(1)	8.50	11/15/28	65,000	68,586
NOVA Chemicals Corp.(1)	9.00	02/15/30	110,000	117,668
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	75,000	69,538
OCI NV(1)	6.70	03/16/33	110,000	120,134
Olin Corp.	5.00	02/01/30	80,000	75,224
Olin Corp.	5.63	08/01/29	117,000	113,637
Olin Corp.(1)	6.63	04/01/33	105,000	99,761
Olympus Water US Holding Corp.(1)	4.25	10/01/28	130,000	120,233
Olympus Water US Holding Corp.(1)	6.25	10/01/29	55,000	50,606
Olympus Water US Holding Corp.(1)	7.13	10/01/27	90,000	90,316
Olympus Water US Holding Corp.(1)	7.25	06/15/31	150,000	150,181
Olympus Water US Holding Corp.(1)	9.75	11/15/28	275,000	286,882

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 12.7% (Continued)
Rain Carbon, Inc.(1)	12.25	09/01/29	$80,000	$81,434
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	192,000	184,128
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	120,000	116,693
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	140,000	138,304
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	120,000	112,780
SNF Group SACA(1)	3.13	03/15/27	60,000	56,985
SNF Group SACA(1)	3.38	03/15/30	60,000	54,301
Tronox, Inc.(1)	4.63	03/15/29	187,000	151,581
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	130,000	98,777
WR Grace Holdings LLC(1)	4.88	06/15/27	133,000	128,923
WR Grace Holdings LLC(1)	5.63	08/15/29	198,000	175,728
WR Grace Holdings LLC(1)	7.38	03/01/31	50,000	50,328
				6,925,614
COAL – 0.4%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	65,000	67,165
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	60,000	41,017
SunCoke Energy, Inc.(1)	4.88	06/30/29	89,000	81,857
				190,039
COMMERCIAL SERVICES – 14.0%
ADT Security Corp.(1)	4.13	08/01/29	186,000	175,783
ADT Security Corp.(1)	4.88	07/15/32	115,000	108,636
Adtalem Global Education, Inc.(1)	5.50	03/01/28	70,000	69,259
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	128,000	127,621
Albion Financing 2 Sarl(1)	8.75	04/15/27	40,000	40,415
Allied Universal Holdco LLC(1)	7.88	02/15/31	415,000	424,294
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	160,000	150,307
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	170,000	170,755
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	239,000	229,074
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	100,000	96,217
Alta Equipment Group, Inc.(1)	9.00	06/01/29	85,000	71,645
APi Group DE, Inc.(1)	4.13	07/15/29	35,000	32,714
APi Group DE, Inc.(1)	4.75	10/15/29	64,000	60,248
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	85,000	79,162
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	97,000	89,382
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	75,000	72,820
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	60,000	58,364
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	85,000	84,530
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	125,000	124,844
Brink’s Co.(1)	4.63	10/15/27	101,000	99,512
Brink’s Co.(1)	6.50	06/15/29	70,000	71,393
Brink’s Co.(1)	6.75	06/15/32	65,000	66,604
CoreCivic, Inc.	8.25	04/15/29	90,000	94,955
EquipmentShare.com, Inc.(1)	8.00	03/15/33	115,000	113,682
EquipmentShare.com, Inc.(1)	8.63	05/15/32	75,000	76,663
EquipmentShare.com, Inc.(1)	9.00	05/15/28	180,000	183,430
Garda World Security Corp.(1)	4.63	02/15/27	85,000	83,624
Garda World Security Corp.(1)	6.00	06/01/29	80,000	74,960

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 14.0% (Continued)
Garda World Security Corp.(1)	7.75	02/15/28	$90,000	$92,981
Garda World Security Corp.(1)	8.25	08/01/32	90,000	88,541
Garda World Security Corp.(1)	8.38	11/15/32	175,000	172,797
GEO Group, Inc.	8.63	04/15/29	100,000	105,222
GEO Group, Inc.	10.25	04/15/31	115,000	125,769
Graham Holdings Co.(1)	5.75	06/01/26	70,000	70,235
Grand Canyon University	5.13	10/01/28	70,000	66,058
Herc Holdings, Inc.(1)	5.50	07/15/27	219,000	216,753
Herc Holdings, Inc.(1)	6.63	06/15/29	120,000	118,688
Hertz Corp.(1)	4.63	12/01/26	120,000	100,322
Hertz Corp.(1)	5.00	12/01/29	170,000	104,931
Hertz Corp.(1)	12.63	07/15/29	190,000	184,987
Korn Ferry(1)	4.63	12/15/27	70,000	67,796
Matthews International Corp.(1)	8.63	10/01/27	65,000	67,449
NESCO Holdings II, Inc.(1)	5.50	04/15/29	156,000	141,649
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	175,000	167,101
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	215,000	215,056
Signal Parent, Inc.(1)	6.13	04/01/29	45,000	24,212
Sotheby’s(1)	7.38	10/15/27	133,000	125,494
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	55,000	47,039
TriNet Group, Inc.(1)	3.50	03/01/29	73,000	66,660
TriNet Group, Inc.(1)	7.13	08/15/31	80,000	81,496
United Rentals North America, Inc.	3.75	01/15/32	124,000	110,691
United Rentals North America, Inc.	3.88	11/15/27	150,000	144,987
United Rentals North America, Inc.	3.88	02/15/31	172,000	157,230
United Rentals North America, Inc.	4.00	07/15/30	138,000	128,705
United Rentals North America, Inc.	4.88	01/15/28	280,000	276,265
United Rentals North America, Inc.	5.25	01/15/30	125,000	123,765
United Rentals North America, Inc.	5.50	05/15/27	76,000	75,915
United Rentals North America, Inc.(1)	6.13	03/15/34	195,000	197,347
Valvoline, Inc.(1)	3.63	06/15/31	97,000	85,040
Veritiv Operating Co.(1)	10.50	11/30/30	175,000	183,015
VT Topco, Inc.(1)	8.50	08/15/30	90,000	94,274
Williams Scotsman, Inc.(1)	4.63	08/15/28	80,000	77,015
Williams Scotsman, Inc.(1)	6.63	06/15/29	95,000	96,373
Williams Scotsman, Inc.(1)	6.63	04/15/30	90,000	91,724
Williams Scotsman, Inc.(1)	7.38	10/01/31	75,000	77,839
WW International, Inc.(1)	4.50	04/15/29	105,000	25,065
ZipRecruiter, Inc.(1)	5.00	01/15/30	100,000	83,536
				7,610,915
COMPUTERS – 0.9%
Amentum Holdings, Inc.(1)	7.25	08/01/32	175,000	178,174
ASGN, Inc.(1)	4.63	05/15/28	89,000	84,778
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	94,000	86,530
Crane NXT Co.	4.20	03/15/48	60,000	35,611
KBR, Inc.(1)	4.75	09/30/28	40,000	37,961
Science Applications International Corp.(1)	4.88	04/01/28	60,000	58,390
				481,444

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRIBUTION/WHOLESALE – 2.2%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	$65,000	$60,066
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	118,000	114,001
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	165,000	165,000
Gates Corp./DE(1)	6.88	07/01/29	95,000	96,509
H&E Equipment Services, Inc.(1)	3.88	12/15/28	210,000	209,336
RB Global Holdings, Inc.(1)	6.75	03/15/28	95,000	96,981
RB Global Holdings, Inc.(1)	7.75	03/15/31	140,000	146,963
Resideo Funding, Inc.(1)	4.00	09/01/29	75,000	69,111
Resideo Funding, Inc.(1)	6.50	07/15/32	80,000	79,459
Windsor Holdings III LLC(1)	8.50	06/15/30	135,000	142,262
				1,179,688
ELECTRIC – 0.4%
Pike Corp.(1)	5.50	09/01/28	130,000	127,793
Pike Corp.(1)	8.63	01/31/31	60,000	63,020
				190,813
ELECTRICAL COMPONENTS & EQUIPMENT – 1.4%
EnerSys(1)	4.38	12/15/27	25,000	24,268
EnerSys(1)	6.63	01/15/32	75,000	76,667
WESCO Distribution, Inc.(1)	6.38	03/15/29	160,000	162,314
WESCO Distribution, Inc.(1)	6.38	03/15/33	135,000	136,696
WESCO Distribution, Inc.(1)	6.63	03/15/32	145,000	147,678
WESCO Distribution, Inc.(1)	7.25	06/15/28	225,000	228,184
				775,807
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	68,000	60,409
Imola Merger Corp.(1)	4.75	05/15/29	340,000	325,108
				385,517
ENGINEERING & CONSTRUCTION – 2.6%
AECOM	5.13	03/15/27	172,000	171,774
Arcosa, Inc.(1)	4.38	04/15/29	65,000	61,171
Arcosa, Inc.(1)	6.88	08/15/32	105,000	107,093
Artera Services LLC(1)	8.50	02/15/31	100,000	94,995
Brand Industrial Services, Inc.(1)	10.38	08/01/30	245,000	233,038
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	75,000	73,263
Dycom Industries, Inc.(1)	4.50	04/15/29	90,000	84,857
Fluor Corp.	4.25	09/15/28	100,000	96,991
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	70,000	66,647
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	49,000	48,122
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	55,000	50,266
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	52,000	52,147
TopBuild Corp.(1)	3.63	03/15/29	65,000	60,485
TopBuild Corp.(1)	4.13	02/15/32	85,000	76,569
Tutor Perini Corp.(1)	11.88	04/30/29	60,000	64,810
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	65,000	60,858
				1,403,086

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 2.8%
Clean Harbors, Inc.(1)	4.88	07/15/27	$100,000	$98,578
Clean Harbors, Inc.(1)	5.13	07/15/29	45,000	44,231
Clean Harbors, Inc.(1)	6.38	02/01/31	90,000	91,756
Enviri Corp.(1)	5.75	07/31/27	85,000	82,011
GFL Environmental, Inc.(1)	4.00	08/01/28	120,000	114,422
GFL Environmental, Inc.(1)	4.38	08/15/29	122,000	116,583
GFL Environmental, Inc.(1)	4.75	06/15/29	128,000	124,322
GFL Environmental, Inc.(1)	6.75	01/15/31	170,000	176,928
Madison IAQ LLC(1)	4.13	06/30/28	125,000	119,461
Madison IAQ LLC(1)	5.88	06/30/29	171,000	161,937
Reworld Holding Corp.(1)	4.88	12/01/29	130,000	121,604
Reworld Holding Corp.	5.00	09/01/30	63,000	57,990
Waste Pro USA, Inc.(1)	7.00	02/01/33	145,000	148,303
Wrangler Holdco Corp.(1)	6.63	04/01/32	65,000	66,791
				1,524,917
FOOD SERVICE – 0.7%
Aramark Services, Inc.(1)	5.00	02/01/28	196,000	193,057
TKC Holdings, Inc.(1)	6.88	05/15/28	70,000	70,083
TKC Holdings, Inc.(1)	10.50	05/15/29	114,000	114,516
				377,656
FOREST PRODUCTS & PAPER – 0.6%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	55,000	51,401
Domtar Corp.(1)	6.75	10/01/28	105,000	88,090
Mercer International, Inc.	5.13	02/01/29	155,000	127,699
Mercer International, Inc.(1)	12.88	10/01/28	65,000	66,498
				333,688
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	70,000	72,891

HOLDING COMPANIES-DIVERS – 0.6%
Clue Opco LLC(1)	9.50	10/15/31	130,000	124,366
Stena International SA(1)	7.25	01/15/31	130,000	128,450
Stena International SA(1)	7.63	02/15/31	85,000	85,622
				338,438
HOME BUILDERS – 4.3%
Adams Homes, Inc.(1)	9.25	10/15/28	70,000	70,413
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	36,000	33,345
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	95,000	87,181
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	50,000	49,955
Beazer Homes USA, Inc.	5.88	10/15/27	60,000	58,672
Beazer Homes USA, Inc.	7.25	10/15/29	84,000	81,670
Beazer Homes USA, Inc.(1)	7.50	03/15/31	25,000	24,186
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	85,000	74,106
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	60,000	53,491
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	100,000	98,145
Century Communities, Inc.(1)	3.88	08/15/29	90,000	80,374
Century Communities, Inc.	6.75	06/01/27	78,000	78,082

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 4.3% (Continued)
Dream Finders Homes, Inc.(1)	8.25	08/15/28	$50,000	$51,386
Empire Communities Corp.(1)	9.75	05/01/29	85,000	83,041
Installed Building Products, Inc.(1)	5.75	02/01/28	47,000	46,238
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	70,000	74,250
KB Home	4.00	06/15/31	58,000	52,324
KB Home	4.80	11/15/29	70,000	67,629
KB Home	6.88	06/15/27	44,000	45,142
KB Home	7.25	07/15/30	47,000	48,169
Landsea Homes Corp.(1)	8.88	04/01/29	40,000	37,902
LGI Homes, Inc.(1)	4.00	07/15/29	27,000	23,523
LGI Homes, Inc.(1)	7.00	11/15/32	70,000	64,681
LGI Homes, Inc.(1)	8.75	12/15/28	95,000	95,991
M/I Homes, Inc.	3.95	02/15/30	50,000	45,440
M/I Homes, Inc.	4.95	02/01/28	65,000	63,641
Mattamy Group Corp.(1)	4.63	03/01/30	132,000	120,883
Mattamy Group Corp.(1)	5.25	12/15/27	60,000	58,337
New Home Co., Inc.(1)	9.25	10/01/29	60,000	61,987
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	66,000	64,126
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	60,000	56,797
STL Holding Co. LLC(1)	8.75	02/15/29	40,000	40,671
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	83,000	80,495
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	78,000	78,105
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	80,000	80,462
Tri Pointe Homes, Inc.	5.25	06/01/27	80,000	79,736
Tri Pointe Homes, Inc.	5.70	06/15/28	30,000	30,013
				2,340,589
IRON/STEEL – 4.7%
Algoma Steel, Inc.(1)	9.13	04/15/29	55,000	46,433
ATI, Inc.	4.88	10/01/29	72,000	68,860
ATI, Inc.	5.13	10/01/31	55,000	52,101
ATI, Inc.	5.88	12/01/27	50,000	49,928
ATI, Inc.	7.25	08/15/30	65,000	67,667
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	95,000	83,579
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	120,000	120,860
Carpenter Technology Corp.	6.38	07/15/28	50,000	50,085
Carpenter Technology Corp.	7.63	03/15/30	75,000	77,258
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	55,000	50,403
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	55,000	47,242
Cleveland-Cliffs, Inc.	5.88	06/01/27	105,000	103,692
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	150,000	144,629
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	150,000	145,452
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	230,000	216,369
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	155,000	145,822
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	145,000	140,448
Commercial Metals Co.	3.88	02/15/31	65,000	58,331
Commercial Metals Co.	4.13	01/15/30	44,000	41,410
Commercial Metals Co.	4.38	03/15/32	45,000	40,941
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	105,000	110,276

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 4.7% (Continued)
Mineral Resources Ltd.(1)	8.00	11/01/27	$105,000	$99,860
Mineral Resources Ltd.(1)	8.13	05/01/27	120,000	116,811
Mineral Resources Ltd.(1)	8.50	05/01/30	102,000	92,766
Mineral Resources Ltd.(1)	9.25	10/01/28	200,000	189,393
TMS International Corp./DE(1)	6.25	04/15/29	62,000	57,454
United States Steel Corp.	6.65	06/01/37	60,000	58,335
United States Steel Corp.	6.88	03/01/29	76,000	76,341
				2,552,746
MACHINERY-CONSTRUCTION & MINING – 0.7%
BWX Technologies, Inc.(1)	4.13	06/30/28	65,000	62,502
BWX Technologies, Inc.(1)	4.13	04/15/29	70,000	66,744
Manitowoc Co., Inc.(1)	9.25	10/01/31	45,000	45,675
Terex Corp.(1)	5.00	05/15/29	105,000	100,540
Terex Corp.(1)	6.25	10/15/32	130,000	124,556
				400,017
MACHINERY-DIVERSIFIED – 2.6%
ATS Corp.(1)	4.13	12/15/28	55,000	51,086
Chart Industries, Inc.(1)	7.50	01/01/30	258,000	267,995
Chart Industries, Inc.(1)	9.50	01/01/31	82,000	87,463
Esab Corp.(1)	6.25	04/15/29	115,000	116,826
GrafTech Finance, Inc.(1)	4.63	12/23/29	85,000	50,299
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	75,000	56,625
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	170,000	172,785
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	95,000	93,931
Mueller Water Products, Inc.(1)	4.00	06/15/29	73,000	68,613
SPX FLOW, Inc.(1)	8.75	04/01/30	88,000	88,841
TK Elevator Holdco GmbH(1)	7.63	07/15/28	75,000	75,197
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	260,000	256,271
				1,385,932
METAL FABRICATE/HARDWARE – 0.8%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	85,000	84,136
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	55,000	55,903
Park-Ohio Industries, Inc.	6.63	04/15/27	60,000	58,058
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	90,000	85,487
Vallourec SACA(1)	7.50	04/15/32	140,000	145,121
				428,705
MINING – 5.5%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	80,000	74,410
Alcoa Nederland Holding BV(1)	7.13	03/15/31	135,000	139,232
Alumina Pty Ltd.(1)	6.13	03/15/30	80,000	79,420
Alumina Pty Ltd.(1)	6.38	09/15/32	85,000	82,839
Arsenal AIC Parent LLC(1)	8.00	10/01/30	125,000	129,577
Arsenal AIC Parent LLC(1)	11.50	10/01/31	80,000	87,940
Century Aluminum Co.(1)	7.50	04/01/28	45,000	45,402
Coeur Mining, Inc.(1)	5.13	02/15/29	63,000	59,830
Compass Minerals International, Inc.(1)	6.75	12/01/27	79,000	78,151
Constellium SE(1)	3.75	04/15/29	80,000	73,599

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 5.5% (Continued)
Constellium SE(1)	5.63	06/15/28	$75,000	$73,872
Constellium SE(1)	6.38	08/15/32	45,000	44,333
Eldorado Gold Corp.(1)	6.25	09/01/29	88,000	86,831
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	230,000	208,385
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	105,000	102,523
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	120,000	118,774
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	155,000	152,899
Hecla Mining Co.	7.25	02/15/28	88,000	88,305
Hudbay Minerals, Inc.(1)	6.13	04/01/29	90,000	89,698
IAMGOLD Corp.(1)	5.75	10/15/28	73,000	72,387
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	60,000	58,391
Kaiser Aluminum Corp.(1)	4.50	06/01/31	91,000	81,856
Kaiser Aluminum Corp.(1)	4.63	03/01/28	90,000	86,697
New Gold, Inc.(1)	6.88	04/01/32	70,000	71,669
Novelis Corp.(1)	3.25	11/15/26	135,000	131,067
Novelis Corp.(1)	3.88	08/15/31	117,000	101,094
Novelis Corp.(1)	4.75	01/30/30	268,000	249,483
Novelis Corp.(1)	6.88	01/30/30	140,000	142,166
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	60,000	62,325
Taseko Mines Ltd.(1)	8.25	05/01/30	85,000	85,931
				2,959,086
MISCELLANEOUS MANUFACTURER – 2.2%
Amsted Industries, Inc.(1)	4.63	05/15/30	60,000	56,770
Amsted Industries, Inc.(1)	6.38	03/15/33	95,000	95,518
Axon Enterprise, Inc.(1)	6.13	03/15/30	175,000	178,483
Axon Enterprise, Inc.(1)	6.25	03/15/33	130,000	132,825
Calderys Financing LLC(1)	11.25	06/01/28	90,000	95,201
Enpro, Inc.	5.75	10/15/26	50,000	49,949
FXI Holdings, Inc.(1)	12.25	11/15/26	108,000	95,692
FXI Holdings, Inc.(1)	12.25	11/15/26	107,000	94,834
Hillenbrand, Inc.	3.75	03/01/31	50,000	43,458
Hillenbrand, Inc.	5.00	09/15/26	80,000	78,899
Hillenbrand, Inc.	6.25	02/15/29	84,000	83,614
LSB Industries, Inc.(1)	6.25	10/15/28	85,000	79,660
Trinity Industries, Inc.(1)	7.75	07/15/28	100,000	103,173
				1,188,076
OFFICE FURNISHINGS – 0.2%
Interface, Inc.(1)	5.50	12/01/28	47,000	45,928
Steelcase, Inc.	5.13	01/18/29	78,000	74,213
				120,141
OFFICE/BUSINESS EQUIPMENT – 0.2%
Pitney Bowes, Inc.(1)	6.88	03/15/27	65,000	64,859
Pitney Bowes, Inc.(1)	7.25	03/15/29	55,000	54,745
				119,604
PACKAGING & CONTAINERS – 9.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	90,000	82,354
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	180,000	156,884

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 9.0% (Continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	$120,000	$119,693
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	200,000	176,724
Ball Corp.	2.88	08/15/30	225,000	199,405
Ball Corp.	3.13	09/15/31	145,000	126,781
Ball Corp.	6.00	06/15/29	170,000	173,680
Ball Corp.	6.88	03/15/28	130,000	133,265
Berry Global, Inc.(1)	5.63	07/15/27	95,000	94,974
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	80,000	78,061
Clearwater Paper Corp.(1)	4.75	08/15/28	40,000	37,232
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	85,000	85,722
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	250,000	255,829
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	85,000	86,470
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	181,000	186,657
Crown Americas LLC	5.25	04/01/30	74,000	73,914
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	50,000	49,344
Crown Cork & Seal Co., Inc.	7.38	12/15/26	85,000	87,492
Graham Packaging Co., Inc.(1)	7.13	08/15/28	89,000	87,125
Graphic Packaging International LLC(1)	3.50	03/15/28	75,000	70,845
Graphic Packaging International LLC(1)	3.50	03/01/29	55,000	51,190
Graphic Packaging International LLC(1)	3.75	02/01/30	70,000	64,405
Graphic Packaging International LLC(1)	4.75	07/15/27	47,000	46,267
Graphic Packaging International LLC(1)	6.38	07/15/32	90,000	90,555
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	140,000	139,172
Iris Holding, Inc.(1)	10.00	12/15/28	60,000	53,109
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	455,000	456,770
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	235,000	215,829
OI European Group BV(1)	4.75	02/15/30	65,000	60,247
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	105,000	104,861
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	125,000	124,287
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	45,000	43,968
Sealed Air Corp.(1)	4.00	12/01/27	70,000	67,604
Sealed Air Corp.(1)	5.00	04/15/29	70,000	68,153
Sealed Air Corp.(1)	6.50	07/15/32	70,000	71,253
Sealed Air Corp.(1)	6.88	07/15/33	75,000	77,912
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	132,000	133,090
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	70,000	72,982
Silgan Holdings, Inc.	4.13	02/01/28	100,000	96,149
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	105,000	110,281
TriMas Corp.(1)	4.13	04/15/29	63,000	59,007
Trivium Packaging Finance BV(1)	5.50	08/15/26	176,000	174,441
Trivium Packaging Finance BV(1)	8.50	08/15/27	130,000	128,665
				4,872,648
REAL ESTATE – 0.2%
CoreLogic, Inc.(1)	4.50	05/01/28	140,000	132,624

RETAIL – 2.2%
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	57,000	57,531
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	42,000	39,985

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Industrial Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.2% (Continued)
Foundation Building Materials, Inc.(1)	6.00	03/01/29	$73,000	$61,616
GYP Holdings III Corp.(1)	4.63	05/01/29	60,000	56,487
LBM Acquisition LLC(1)	6.25	01/15/29	120,000	105,294
Park River Holdings, Inc.(1)	5.63	02/01/29	80,000	62,679
Park River Holdings, Inc.(1)	6.75	08/01/29	35,000	27,713
Patrick Industries, Inc.(1)	4.75	05/01/29	50,000	47,013
Patrick Industries, Inc.(1)	6.38	11/01/32	90,000	87,467
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	90,000	84,692
Staples, Inc.(1)	10.75	09/01/29	420,000	365,994
Staples, Inc.(1)	12.75	01/15/30	145,000	85,067
White Capital Buyer LLC(1)	6.88	10/15/28	116,000	113,150
				1,194,688
SOFTWARE – 0.9%
Camelot Finance SA(1)	4.50	11/01/26	120,000	118,349
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	165,000	155,850
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	150,000	136,555
Dun & Bradstreet Corp.(1)	5.00	12/15/29	78,000	77,917
				488,671
TRANSPORTATION – 2.0%
Brightline East LLC(1)	11.00	01/31/30	185,000	150,975
Carriage Purchaser, Inc.(1)	7.88	10/15/29	47,000	38,808
Danaos Corp.(1)	8.50	03/01/28	35,000	35,485
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	110,000	101,820
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	125,000	126,806
Rand Parent LLC(1)	8.50	02/15/30	145,000	135,003
RXO, Inc.(1)	7.50	11/15/27	65,000	66,164
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	80,000	81,301
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	125,000	124,850
XPO CNW, Inc.	6.70	05/01/34	50,000	50,712
XPO, Inc.(1)	7.13	06/01/31	80,000	81,975
XPO, Inc.(1)	7.13	02/01/32	100,000	102,549
				1,096,448
TOTAL CORPORATE BONDS (Cost - $54,249,485)				53,256,894

SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
Citibank, New York	3.68	05/01/25	667,238	667,238
TOTAL SHORT-TERM INVESTMENTS (Cost - $667,238)				667,238

TOTAL INVESTMENTS – 99.2% (Cost - $54,916,723)				$53,924,132
OTHER ASSETS LESS LIABILITIES – 0.8%				420,854
NET ASSETS – 100.0%				$54,344,986

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $45,094,850 and represents 83.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	24	$130
TOTAL COMMON STOCKS (Cost - $297)		130

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.1%
ADVERTISING – 3.3%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$180,000	145,119
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	364,000	354,267
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	305,000	250,318
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	304,000	252,556
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	255,000	255,370
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	230,000	238,307
CMG Media Corp.(1)	8.88	06/18/29	177,000	155,317
Lamar Media Corp.	3.63	01/15/31	167,000	151,071
Lamar Media Corp.	3.75	02/15/28	185,000	176,662
Lamar Media Corp.	4.00	02/15/30	160,000	149,655
Lamar Media Corp.	4.88	01/15/29	120,000	116,621
Stagwell Global LLC(1)	5.63	08/15/29	327,000	308,969
				2,554,232
COMMERCIAL SERVICES – 1.4%
Cimpress PLC(1)	7.38	09/15/32	160,000	146,188
Deluxe Corp.(1)	8.00	06/01/29	145,000	133,308
Deluxe Corp.(1)	8.13	09/15/29	130,000	130,337
OT Midco, Inc.(1)	10.00	02/15/30	195,000	159,148
RR Donnelley & Sons Co.(1)	9.50	08/01/29	315,000	300,279
RR Donnelley & Sons Co.(1)	10.88	08/01/29	143,000	135,867
VM Consolidated, Inc.(1)	5.50	04/15/29	105,000	101,371
				1,106,498
COMPUTERS – 4.1%
Ahead DB Holdings LLC(1)	6.63	05/01/28	122,000	118,138
Crowdstrike Holdings, Inc.	3.00	02/15/29	220,000	204,285
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	220,000	225,165
Insight Enterprises, Inc.(1)	6.63	05/15/32	145,000	147,271
McAfee Corp.(1)	7.38	02/15/30	598,000	517,164
NCR Atleos Corp.(1)	9.50	04/01/29	414,000	445,803
NCR Voyix Corp.(1)	5.00	10/01/28	200,000	194,067
NCR Voyix Corp.(1)	5.13	04/15/29	117,000	112,669
Seagate HDD Cayman	4.09	06/01/29	140,000	133,043
Seagate HDD Cayman	4.88	06/01/27	145,000	143,647
Seagate HDD Cayman	5.75	12/01/34	150,000	144,889
Seagate HDD Cayman	8.25	12/15/29	154,000	165,304
Seagate HDD Cayman	8.50	07/15/31	145,000	155,259
Seagate HDD Cayman	9.63	12/01/32	222,800	251,676
Unisys Corp.(1)	6.88	11/01/27	150,000	144,580
Virtusa Corp.(1)	7.13	12/15/28	107,000	102,155
				3,205,115

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 1.7%
Coherent Corp.(1)	5.00	12/15/29	$292,000	$279,957
Sensata Technologies BV(1)	4.00	04/15/29	283,000	260,745
Sensata Technologies BV(1)	5.88	09/01/30	155,000	151,055
Sensata Technologies, Inc.(1)	3.75	02/15/31	215,000	188,251
Sensata Technologies, Inc.(1)	4.38	02/15/30	140,000	129,247
Sensata Technologies, Inc.(1)	6.63	07/15/32	155,000	153,732
TTM Technologies, Inc.(1)	4.00	03/01/29	145,000	134,941
				1,297,928
ENGINEERING & CONSTRUCTION – 0.5%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	145,000	144,941
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	260,000	261,314
				406,255
ENTERTAINMENT – 0.5%
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	195,000	59,475
Banijay Entertainment SAS(1)	8.13	05/01/29	125,000	128,234
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	120,000	108,600
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	97,000	74,526
				370,835
INTERNET – 5.7%
ANGI Group LLC(1)	3.88	08/15/28	145,000	132,293
Arches Buyer, Inc.(1)	4.25	06/01/28	290,000	272,993
Arches Buyer, Inc.(1)	6.13	12/01/28	145,000	130,009
Cablevision Lightpath LLC(1)	3.88	09/15/27	140,000	132,408
Cablevision Lightpath LLC(1)	5.63	09/15/28	125,000	115,890
Cars.com, Inc.(1)	6.38	11/01/28	125,000	122,914
Cogent Communications Group LLC(1)	3.50	05/01/26	151,000	148,263
Cogent Communications Group LLC(1)	7.00	06/15/27	140,000	140,811
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	90,000	90,375
Gen Digital, Inc.(1)	6.25	04/01/33	280,000	279,945
Gen Digital, Inc.(1)	6.75	09/30/27	260,000	264,508
Gen Digital, Inc.(1)	7.13	09/30/30	185,000	190,682
Getty Images, Inc.(1)	9.75	03/01/27	90,000	88,998
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	235,000	219,223
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	185,000	183,562
ION Trading Technologies Sarl(1)	5.75	05/15/28	140,000	126,131
ION Trading Technologies Sarl(1)	9.50	05/30/29	230,000	223,892
Match Group Holdings II LLC(1)	3.63	10/01/31	152,000	130,466
Match Group Holdings II LLC(1)	4.13	08/01/30	155,000	140,297
Match Group Holdings II LLC(1)	4.63	06/01/28	152,000	146,428
Match Group Holdings II LLC(1)	5.00	12/15/27	140,000	137,844
Match Group Holdings II LLC(1)	5.63	02/15/29	100,000	97,673
Millennium Escrow Corp.(1)	6.63	08/01/26	240,000	173,909
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	150,000	89,134
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	160,000	86,400
Snap, Inc.(1)	6.88	03/01/33	445,000	444,813
Ziff Davis, Inc.(1)	4.63	10/15/30	140,000	123,868
				4,433,729

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-CONSTRUCTION & MINING – 0.3%
Vertiv Group Corp.(1)	4.13	11/15/28	$260,000	$251,407

MEDIA – 36.5%
AMC Networks, Inc.	4.25	02/15/29	272,000	200,592
AMC Networks, Inc.(1)	10.25	01/15/29	269,000	276,891
Block Communications, Inc.(1)	4.88	03/01/28	90,000	84,292
Cable One, Inc.(1)	4.00	11/15/30	200,000	162,899
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	890,000	804,955
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	593,000	499,925
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	817,000	759,409
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	849,000	754,874
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	527,000	458,915
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	895,000	845,842
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	355,000	321,579
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	742,000	724,548
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	957,000	944,713
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	436,000	427,020
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	228,000	227,888
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	460,000	464,542
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	335,000	345,243
CSC Holdings LLC(1)	3.38	02/15/31	298,000	199,213
CSC Holdings LLC(1)	4.13	12/01/30	327,000	224,416
CSC Holdings LLC(1)	4.50	11/15/31	445,000	303,047
CSC Holdings LLC(1)	5.38	02/01/28	294,000	257,179
CSC Holdings LLC(1)	5.50	04/15/27	403,000	374,844
CSC Holdings LLC(1)	6.50	02/01/29	535,000	438,017
CSC Holdings LLC(1)	11.25	05/15/28	298,000	291,527
CSC Holdings LLC(1)	11.75	01/31/29	605,000	572,356
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	95,000	26,600
Directv Financing LLC(1)	8.88	02/01/30	220,000	210,155
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	985,000	952,878
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	615,000	582,860
DISH DBS Corp.	5.13	06/01/29	410,000	257,217
DISH DBS Corp.(1)	5.25	12/01/26	825,000	752,290
DISH DBS Corp.(1)	5.75	12/01/28	765,000	643,915
DISH DBS Corp.	7.38	07/01/28	300,000	203,042
DISH DBS Corp.	7.75	07/01/26	550,000	478,732
DISH Network Corp.(1)	11.75	11/15/27	1,070,000	1,125,494
GCI LLC(1)	4.75	10/15/28	175,000	165,732
Gray Media, Inc.(1)	4.75	10/15/30	242,000	144,595
Gray Media, Inc.(1)	5.38	11/15/31	352,000	210,334
Gray Media, Inc.(1)	7.00	05/15/27	160,000	155,814
Gray Media, Inc.(1)	10.50	07/15/29	370,000	380,191
iHeartCommunications, Inc.(1)	7.00	01/15/31	27,400	18,632
iHeartCommunications, Inc.(1)	7.75	08/15/30	203,360	145,731
iHeartCommunications, Inc.(1)	9.13	05/01/29	218,000	169,155
iHeartCommunications, Inc.(1)	10.88	05/01/30	273,400	115,511
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	245,000	182,030
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	355,000	292,162

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 36.5% (Continued)
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	$235,000	$230,450
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	200,000	204,567
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	195,000	193,400
Midcontinent Communications(1)	8.00	08/15/32	200,000	204,150
Nexstar Media, Inc.(1)	4.75	11/01/28	295,000	278,081
Nexstar Media, Inc.(1)	5.63	07/15/27	523,000	518,571
Paramount Global	6.25	02/28/57	199,000	183,920
Paramount Global	6.38	03/30/62	292,000	281,100
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	277,000	239,298
Scripps Escrow II, Inc.(1)	3.88	01/15/29	160,000	122,096
Scripps Escrow II, Inc.(1)	5.38	01/15/31	110,000	62,733
Scripps Escrow, Inc.(1)	5.88	07/15/27	125,000	99,139
Sinclair Television Group, Inc.(1)	4.38	12/31/32	47,000	28,496
Sinclair Television Group, Inc.(1)	5.13	02/15/27	10,000	9,375
Sinclair Television Group, Inc.(1)	5.50	03/01/30	145,000	105,125
Sinclair Television Group, Inc.(1)	8.13	02/15/33	385,000	381,364
Sinclair Television Group, Inc.(1)	9.75	02/15/33	130,000	134,875
Sirius XM Radio LLC(1)	3.13	09/01/26	293,000	285,380
Sirius XM Radio LLC(1)	3.88	09/01/31	440,000	377,925
Sirius XM Radio LLC(1)	4.00	07/15/28	590,000	555,539
Sirius XM Radio LLC(1)	4.13	07/01/30	445,000	398,563
Sirius XM Radio LLC(1)	5.00	08/01/27	445,000	440,049
Sirius XM Radio LLC(1)	5.50	07/01/29	382,000	372,410
Sunrise FinCo I BV(1)	4.88	07/15/31	361,000	331,326
TEGNA, Inc.	4.63	03/15/28	305,000	292,563
TEGNA, Inc.	5.00	09/15/29	325,000	303,154
Univision Communications, Inc.(1)	4.50	05/01/29	312,000	268,043
Univision Communications, Inc.(1)	6.63	06/01/27	445,000	431,025
Univision Communications, Inc.(1)	7.38	06/30/30	265,000	241,648
Univision Communications, Inc.(1)	8.00	08/15/28	425,000	413,226
Univision Communications, Inc.(1)	8.50	07/31/31	375,000	354,400
Urban One, Inc.(1)	7.38	02/01/28	175,000	84,191
Virgin Media Finance PLC(1)	5.00	07/15/30	285,000	250,246
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	267,000	240,289
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	415,000	400,095
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	140,000	135,553
VZ Secured Financing BV(1)	5.00	01/15/32	447,000	390,511
Ziggo Bond Co. BV(1)	5.13	02/28/30	155,000	137,612
Ziggo BV(1)	4.88	01/15/30	295,000	271,939
				28,430,223
OFFICE/BUSINESS EQUIPMENT – 0.9%
Xerox Corp.	4.80	03/01/35	77,000	33,049
Xerox Corp.	6.75	12/15/39	105,000	45,784
Xerox Corp.(1)	10.25	10/15/30	115,000	117,308
Xerox Holdings Corp.(1)	5.50	08/15/28	230,000	147,916
Xerox Holdings Corp.(1)	8.88	11/30/29	150,000	90,009
Xerox Issuer Corp.(1)	13.50	04/15/31	115,000	109,424
Zebra Technologies Corp.(1)	6.50	06/01/32	155,000	155,873
				699,363

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 0.9%
LABL, Inc.(1)	5.88	11/01/28	$155,000	$128,475
LABL, Inc.(1)	8.25	11/01/29	135,000	91,716
LABL, Inc.(1)	8.63	10/01/31	280,000	229,225
LABL, Inc.(1)	9.50	11/01/28	90,000	78,749
LABL, Inc.(1)	10.50	07/15/27	200,000	179,219
				707,384
RETAIL – 0.1%
Liberty Interactive LLC	8.25	02/01/30	155,000	58,254
Liberty Interactive LLC	8.50	07/15/29	90,000	34,811
				93,065
SEMICONDUCTORS – 2.0%
Amkor Technology, Inc.(1)	6.63	09/15/27	160,000	160,019
ams-OSRAM AG(1)	12.25	03/30/29	125,000	126,817
Entegris, Inc.(1)	3.63	05/01/29	129,000	118,922
Entegris, Inc.(1)	4.38	04/15/28	115,000	111,255
Entegris, Inc.(1)	4.75	04/15/29	465,000	453,141
Entegris, Inc.(1)	5.95	06/15/30	262,000	261,836
ON Semiconductor Corp.(1)	3.88	09/01/28	215,000	203,488
Synaptics, Inc.(1)	4.00	06/15/29	115,000	106,440
				1,541,918
SOFTWARE – 11.3%
Capstone Borrower, Inc.(1)	8.00	06/15/30	155,000	158,544
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	230,000	204,000
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	220,000	189,485
Cloud Software Group, Inc.(1)	6.50	03/31/29	1,188,000	1,189,555
Cloud Software Group, Inc.(1)	8.25	06/30/32	534,000	557,442
Cloud Software Group, Inc.(1)	9.00	09/30/29	1,140,000	1,149,724
Dye & Durham Ltd.(1)	8.63	04/15/29	170,000	173,099
Elastic NV(1)	4.13	07/15/29	175,000	165,384
Ellucian Holdings, Inc.(1)	6.50	12/01/29	205,000	205,311
Fair Isaac Corp.(1)	4.00	06/15/28	274,000	263,044
Fair Isaac Corp.(1)	5.25	05/15/26	125,000	124,797
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	100,000	90,172
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	215,000	208,990
Open Text Corp.(1)	3.88	02/15/28	275,000	263,135
Open Text Corp.(1)	3.88	12/01/29	252,000	232,504
Open Text Holdings, Inc.(1)	4.13	02/15/30	255,000	235,986
Open Text Holdings, Inc.(1)	4.13	12/01/31	200,000	179,135
PTC, Inc.(1)	4.00	02/15/28	155,000	149,875
Rackspace Finance LLC(1)	3.50	05/15/28	100,000	36,597
RingCentral, Inc.(1)	8.50	08/15/30	125,000	131,553
ROBLOX Corp.(1)	3.88	05/01/30	307,000	284,357
Rocket Software, Inc.(1)	6.50	02/15/29	170,000	162,550
Rocket Software, Inc.(1)	9.00	11/28/28	245,000	252,701
SS&C Technologies, Inc.(1)	5.50	09/30/27	615,000	612,564
SS&C Technologies, Inc.(1)	6.50	06/01/32	220,000	223,270
Twilio, Inc.	3.63	03/15/29	149,000	139,868

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 11.3% (Continued)
Twilio, Inc.	3.88	03/15/31	$153,000	$139,185
UKG, Inc.(1)	6.88	02/01/31	755,000	777,464
West Technology Group LLC(1)	8.50	04/10/27	135,000	88,425
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	190,000	174,785
				8,763,501
TELECOMMUNICATIONS – 27.9%
Africell Holding Ltd.(1)	10.50	10/23/29	90,000	84,752
Altice Financing SA(1)	5.00	01/15/28	350,000	269,186
Altice Financing SA(1)	5.75	08/15/29	2,487,000	1,837,275
Altice Financing SA(1)	9.63	07/15/27	115,000	99,298
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	295,000	295,392
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	370,000	368,091
British Telecommunications PLC(1)	4.25	11/23/81	155,000	150,551
British Telecommunications PLC(1)	4.88	11/23/81	151,000	136,613
Ciena Corp.(1)	4.00	01/31/30	115,000	106,623
CommScope LLC(1)	4.75	09/01/29	277,000	244,834
CommScope LLC(1)	7.13	07/01/28	185,000	157,366
CommScope LLC(1)	8.25	03/01/27	250,000	228,043
CommScope LLC(1)	9.50	12/15/31	305,000	312,264
CommScope Technologies LLC(1)	5.00	03/15/27	230,000	200,414
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	590,000	552,664
Consolidated Communications, Inc.(1)	5.00	10/01/28	115,000	109,305
Consolidated Communications, Inc.(1)	6.50	10/01/28	227,000	223,411
EchoStar Corp.	10.75	11/30/29	1,595,000	1,688,487
Fibercop SpA(1)	6.00	09/30/34	150,000	139,271
Fibercop SpA(1)	6.38	11/15/33	154,000	147,724
Fibercop SpA(1)	7.20	07/18/36	150,000	144,805
Fibercop SpA(1)	7.72	06/04/38	140,000	139,052
Frontier Communications Holdings LLC(1)	5.00	05/01/28	465,000	460,603
Frontier Communications Holdings LLC(1)	5.88	10/15/27	340,000	339,906
Frontier Communications Holdings LLC	5.88	11/01/29	215,000	215,324
Frontier Communications Holdings LLC(1)	6.00	01/15/30	290,000	291,258
Frontier Communications Holdings LLC(1)	6.75	05/01/29	305,000	306,579
Frontier Communications Holdings LLC(1)	8.63	03/15/31	230,000	244,095
Frontier Communications Holdings LLC(1)	8.75	05/15/30	352,000	368,766
Frontier Florida LLC	6.86	02/01/28	90,000	92,216
GoTo Group, Inc.(1)	5.50	05/01/28	112,837	98,450
GoTo Group, Inc.(1)	5.50	05/01/28	127,252	48,356
Hughes Satellite Systems Corp.	5.25	08/01/26	210,000	195,990
Hughes Satellite Systems Corp.	6.63	08/01/26	230,000	187,009
Iliad Holding SASU(1)	7.00	10/15/28	260,000	263,400
Iliad Holding SASU(1)	7.00	04/15/32	260,000	263,869
Iliad Holding SASU(1)	8.50	04/15/31	280,000	295,646
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	890,000	877,645
Level 3 Financing, Inc.(1)	3.63	01/15/29	90,000	69,975
Level 3 Financing, Inc.(1)	3.75	07/15/29	102,000	77,192
Level 3 Financing, Inc.(1)	3.88	10/15/30	135,000	107,149

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 27.9% (Continued)
Level 3 Financing, Inc.(1)	4.00	04/15/31	$125,000	$98,155
Level 3 Financing, Inc.(1)	4.50	04/01/30	205,000	171,735
Level 3 Financing, Inc.(1)	4.88	06/15/29	185,000	162,337
Level 3 Financing, Inc.(1)	10.00	10/15/32	105,360	105,250
Level 3 Financing, Inc.(1)	10.50	04/15/29	205,000	228,008
Level 3 Financing, Inc.(1)	10.50	05/15/30	282,000	306,272
Level 3 Financing, Inc.(1)	10.75	12/15/30	200,000	222,421
Level 3 Financing, Inc.(1)	11.00	11/15/29	465,000	520,219
Lumen Technologies, Inc.(1)	4.13	04/15/29	95,000	89,775
Lumen Technologies, Inc.(1)	4.13	04/15/30	104,000	97,760
Lumen Technologies, Inc.(1)	4.50	01/15/29	87,000	69,566
Lumen Technologies, Inc.	7.60	09/15/39	107,000	78,794
Lumen Technologies, Inc.	7.65	03/15/42	85,000	61,915
Lumen Technologies, Inc.(1)	10.00	10/15/32	134,000	133,832
Millicom International Cellular SA(1)	4.50	04/27/31	220,000	196,105
Millicom International Cellular SA(1)	5.13	01/15/28	121,500	118,614
Millicom International Cellular SA(1)	6.25	03/25/29	207,900	205,673
Millicom International Cellular SA(1)	7.38	04/02/32	135,000	136,741
Rogers Communications, Inc.(1)	5.25	03/15/82	220,000	214,630
Rogers Communications, Inc.	7.00	04/15/55	325,000	327,624
Rogers Communications, Inc.	7.13	04/15/55	295,000	294,120
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	120,000	117,718
Telecom Italia Capital SA	6.00	09/30/34	152,000	146,927
Telecom Italia Capital SA	6.38	11/15/33	145,000	145,118
Telecom Italia Capital SA	7.20	07/18/36	139,000	142,530
Telecom Italia Capital SA	7.72	06/04/38	155,000	161,741
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	125,000	67,227
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	155,000	88,350
United States Cellular Corp.	6.70	12/15/33	165,000	178,847
Viasat, Inc.(1)	5.63	04/15/27	185,000	181,441
Viasat, Inc.(1)	6.50	07/15/28	124,000	109,163
Viasat, Inc.(1)	7.50	05/30/31	209,000	159,324
Viavi Solutions, Inc.(1)	3.75	10/01/29	115,000	105,495
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	412,000	359,931
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	405,000	356,383
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	230,000	232,349
Vodafone Group PLC	3.25	06/04/81	148,000	142,964
Vodafone Group PLC	4.13	06/04/81	294,000	261,703
Vodafone Group PLC	5.13	06/04/81	290,000	216,179
Vodafone Group PLC	7.00	04/04/79	590,000	607,248
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	650,000	666,009
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	435,000	401,258
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	322,000	263,154
Zegona Finance PLC(1)	8.63	07/15/29	275,000	293,242
				21,682,696
TOTAL CORPORATE BONDS (Cost - $77,080,317)				75,544,149

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
ANZ National Bank, London	3.68	05/01/25	$879,882	$879,882
TOTAL SHORT-TERM INVESTMENTS (Cost - $879,882)				879,882

TOTAL INVESTMENTS – 98.2% (Cost - $77,960,496)				$76,424,161
OTHER ASSETS LESS LIABILITIES – 1.8%				1,375,306
NET ASSETS – 100.0%				$77,799,467

*	Non-Income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $64,537,673 and represents 83.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.9%
BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	$123,000	$79,324

COMMERCIAL SERVICES – 5.8%
AMN Healthcare, Inc.(1)	4.00	04/15/29	95,000	85,278
AMN Healthcare, Inc.(1)	4.63	10/01/27	140,000	134,260
Carriage Services, Inc.(1)	4.25	05/15/29	113,000	104,007
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	360,000	352,024
Service Corp. International/US	3.38	08/15/30	230,000	206,141
Service Corp. International/US	4.00	05/15/31	228,000	208,364
Service Corp. International/US	4.63	12/15/27	154,000	151,648
Service Corp. International/US	5.13	06/01/29	201,000	199,146
Service Corp. International/US	5.75	10/15/32	220,000	217,468
StoneMor, Inc.(1)	8.50	05/15/29	110,000	99,019
				1,757,355
COSMETICS/PERSONAL CARE – 3.3%
Opal Bidco SAS(1)	6.50	03/31/32	300,000	300,316
Perrigo Finance Unlimited Co.	4.90	06/15/30	210,000	200,062
Perrigo Finance Unlimited Co.	4.90	12/15/44	83,000	64,439
Perrigo Finance Unlimited Co.	6.13	09/30/32	192,000	190,713
Prestige Brands, Inc.(1)	3.75	04/01/31	162,000	146,396
Prestige Brands, Inc.(1)	5.13	01/15/28	115,000	114,302
				1,016,228
HEALTHCARE-PRODUCTS – 14.9%
Avantor Funding, Inc.(1)	3.88	11/01/29	225,000	207,941
Avantor Funding, Inc.(1)	4.63	07/15/28	422,000	406,182
Bausch + Lomb Corp.(1)	8.38	10/01/28	385,000	400,419
Embecta Corp.(1)	5.00	02/15/30	139,000	125,262
Hologic, Inc.(1)	3.25	02/15/29	260,000	243,073
Hologic, Inc.(1)	4.63	02/01/28	113,000	111,234
Insulet Corp.(1)	6.50	04/01/33	125,000	127,630
Medline Borrower LP(1)	3.88	04/01/29	1,240,000	1,157,942
Medline Borrower LP(1)	5.25	10/01/29	690,000	655,926
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	415,000	418,695
Neogen Food Safety Corp.(1)	8.63	07/20/30	95,000	96,007
Sotera Health Holdings LLC(1)	7.38	06/01/31	205,000	210,513
Teleflex, Inc.(1)	4.25	06/01/28	133,000	127,448
Teleflex, Inc.	4.63	11/15/27	140,000	136,786
Varex Imaging Corp.(1)	7.88	10/15/27	100,000	96,081
				4,521,139
HEALTHCARE-SERVICES – 46.9%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	133,000	125,889
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	118,000	115,618
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	155,000	155,059
AHP Health Partners, Inc.(1)	5.75	07/15/29	84,000	77,721
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	125,000	114,558
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	143,000	125,868
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	143,000	136,103

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 46.9% (Continued)
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	$298,000	$246,351
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	392,000	334,804
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	488,000	476,313
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	171,000	159,494
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	362,000	247,199
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	350,000	255,355
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	218,000	218,245
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	615,000	635,761
Concentra Health Services, Inc.(1)	6.88	07/15/32	180,000	184,508
DaVita, Inc.(1)	3.75	02/15/31	412,000	362,572
DaVita, Inc.(1)	4.63	06/01/30	753,000	700,926
DaVita, Inc.(1)	6.88	09/01/32	280,000	282,912
Encompass Health Corp.	4.50	02/01/28	220,000	217,077
Encompass Health Corp.	4.63	04/01/31	110,000	104,810
Encompass Health Corp.	4.75	02/01/30	220,000	213,987
Fortrea Holdings, Inc.(1)	7.50	07/01/30	160,000	139,045
HAH Group Holding Co. LLC(1)	9.75	10/01/31	185,000	177,666
HealthEquity, Inc.(1)	4.50	10/01/29	165,000	156,126
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	195,000	205,714
IQVIA, Inc.(1)	5.00	10/15/26	293,000	291,336
IQVIA, Inc.(1)	5.00	05/15/27	300,000	297,855
IQVIA, Inc.(1)	6.50	05/15/30	140,000	142,375
Kedrion SpA(1)	6.50	09/01/29	215,000	206,267
LifePoint Health, Inc.(1)	5.38	01/15/29	138,000	124,382
LifePoint Health, Inc.(1)	8.38	02/15/32	195,000	199,056
LifePoint Health, Inc.(1)	9.88	08/15/30	225,000	239,619
LifePoint Health, Inc.(1)	10.00	06/01/32	220,000	213,675
LifePoint Health, Inc.(1)	11.00	10/15/30	295,000	323,289
Molina Healthcare, Inc.(1)	3.88	11/15/30	180,000	162,414
Molina Healthcare, Inc.(1)	3.88	05/15/32	204,000	179,896
Molina Healthcare, Inc.(1)	4.38	06/15/28	225,000	216,477
Molina Healthcare, Inc.(1)	6.25	01/15/33	205,000	203,593
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	210,000	162,975
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	113,000	109,067
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	415,000	396,026
Select Medical Corp.(1)	6.25	12/01/32	150,000	149,042
Star Parent, Inc.(1)	9.00	10/01/30	275,000	278,595
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	220,000	219,776
Tenet Healthcare Corp.	4.25	06/01/29	393,000	374,712
Tenet Healthcare Corp.	4.38	01/15/30	385,000	365,223
Tenet Healthcare Corp.	4.63	06/15/28	165,000	160,810
Tenet Healthcare Corp.	5.13	11/01/27	395,000	392,036
Tenet Healthcare Corp.	6.13	10/01/28	700,000	698,833
Tenet Healthcare Corp.	6.13	06/15/30	550,000	552,573
Tenet Healthcare Corp.	6.25	02/01/27	418,000	418,112
Tenet Healthcare Corp.	6.75	05/15/31	375,000	384,680
Tenet Healthcare Corp.	6.88	11/15/31	107,000	109,980
Toledo Hospital	4.98	11/15/45	70,000	53,134

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 46.9% (Continued)
Toledo Hospital	5.33	11/15/28	$90,000	$86,677
Toledo Hospital	6.02	11/15/48	112,000	98,198
US Acute Care Solutions LLC(1)	9.75	05/15/29	275,000	279,519
				14,259,883
PHARMACEUTICALS – 24.4%
1261229 BC Ltd.(1)	10.00	04/15/32	1,200,000	1,175,801
180 Medical, Inc.(1)	3.88	10/15/29	140,000	131,265
AdaptHealth LLC(1)	4.63	08/01/29	140,000	125,296
AdaptHealth LLC(1)	5.13	03/01/30	165,000	147,677
AdaptHealth LLC(1)	6.13	08/01/28	95,000	92,217
Bausch Health Americas, Inc.(1)	8.50	01/31/27	180,000	171,176
Bausch Health Cos, Inc.(1)	4.88	06/01/28	450,000	365,958
Bausch Health Cos, Inc.(1)	5.00	01/30/28	120,000	91,985
Bausch Health Cos, Inc.(1)	5.00	02/15/29	125,000	79,248
Bausch Health Cos, Inc.(1)	5.25	01/30/30	220,000	129,010
Bausch Health Cos, Inc.(1)	5.25	02/15/31	140,000	75,739
Bausch Health Cos, Inc.(1)	6.25	02/15/29	230,000	150,937
Bausch Health Cos, Inc.(1)	7.25	05/30/29	95,000	63,751
Bausch Health Cos, Inc.(1)	11.00	09/30/28	470,000	442,341
Bausch Health Cos, Inc.(1)	14.00	10/15/30	100,000	85,806
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	140,000	123,975
CVS Health Corp.	6.75	12/10/54	210,000	209,111
CVS Health Corp.	7.00	03/10/55	615,000	623,640
Elanco Animal Health, Inc.	6.65	08/28/28	203,000	205,958
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	275,000	286,271
Grifols SA(1)	4.75	10/15/28	193,000	179,845
Jazz Securities DAC(1)	4.38	01/15/29	412,000	391,374
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	130,465	136,640
Option Care Health, Inc.(1)	4.38	10/31/29	139,000	131,391
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	568,000	536,146
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	560,000	470,479
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	140,000	132,187
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	135,000	124,506
Owens & Minor, Inc.(1)	4.50	03/31/29	136,000	110,355
Owens & Minor, Inc.(1)	6.63	04/01/30	151,000	128,687
Owens & Minor, Inc.(1)	10.00	04/15/30	270,000	279,009
				7,397,781
SOFTWARE – 2.3%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	646,000	618,100
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	95,000	93,308
				711,408
TOTAL CORPORATE BONDS (Cost - $29,840,386)				29,743,118

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Healthcare Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.9%
TIME DEPOSITS – 1.9%
Skandinaviska Enskilda Banken, Stockholm	3.68	05/01/25	$590,515	$590,515
TOTAL SHORT-TERM INVESTMENTS (Cost - $590,515)				590,515

TOTAL INVESTMENTS – 99.8% (Cost - $30,430,901)				$30,333,633
OTHER ASSETS LESS LIABILITIES – 0.2%				47,331
NET ASSETS – 100.0%				$30,380,964

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $22,898,800 and represents 75.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 1.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	$110,000	$102,283
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	113,000	104,550
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	137,000	134,366
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	95,000	99,561
				440,760
BANKS – 3.3%
Banc of California	3.25	05/01/31	85,000	80,315
Dresdner Funding Trust I(1)	8.15	06/30/31	215,000	234,524
Freedom Mortgage Corp.(1)	6.63	01/15/27	110,000	109,287
Freedom Mortgage Corp.(1)	7.63	05/01/26	105,000	104,813
Freedom Mortgage Corp.(1)	12.00	10/01/28	180,000	193,136
Freedom Mortgage Corp.(1)	12.25	10/01/30	110,000	121,130
Popular, Inc.	7.25	03/13/28	85,000	87,877
Standard Chartered PLC(1),(2)	7.01	–	160,000	162,119
Texas Capital Bancshares, Inc.	4.00	05/06/31	75,000	71,366
Valley National Bancorp	3.00	06/15/31	65,000	59,054
Walker & Dunlop, Inc.(1)	6.63	04/01/33	85,000	86,541
				1,310,162
COMMERCIAL SERVICES – 5.6%
Block, Inc.	2.75	06/01/26	215,000	210,030
Block, Inc.	3.50	06/01/31	212,000	189,441
Block, Inc.(1)	6.50	05/15/32	435,000	444,366
Boost Newco Borrower LLC(1)	7.50	01/15/31	465,000	491,131
CPI CG, Inc.(1)	10.00	07/15/29	60,000	64,639
Dcli Bidco LLC(1)	7.75	11/15/29	105,000	97,926
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	110,000	97,083
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	70,000	65,547
PROG Holdings, Inc.(1)	6.00	11/15/29	130,000	119,972
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	98,000	96,735
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	240,000	243,611
WEX, Inc.(1)	6.50	03/15/33	115,000	111,938
				2,232,419
COMPUTERS – 0.5%
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	205,000	213,942

DIVERSIFIED FINANCIAL SERVICES – 34.6%
Acadian Asset Management, Inc.	4.80	07/27/26	60,000	58,754
AG Issuer LLC(1)	6.25	03/01/28	105,000	103,558
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	110,000	113,404
Ally Financial, Inc.	6.65	01/17/40	115,000	109,614
Ally Financial, Inc.	6.70	02/14/33	105,000	104,353
Aretec Group, Inc.(1)	7.50	04/01/29	80,000	78,317
Aretec Group, Inc.(1)	10.00	08/15/30	155,000	167,090
Armor Holdco, Inc.(1)	8.50	11/15/29	70,000	64,520
Azorra Finance Ltd.(1)	7.75	04/15/30	115,000	114,269

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 34.6% (Continued)
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	$85,000	$79,582
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	195,000	205,308
Burford Capital Global Finance LLC(1)	6.25	04/15/28	80,000	79,386
Burford Capital Global Finance LLC(1)	6.88	04/15/30	78,000	77,912
Burford Capital Global Finance LLC(1)	9.25	07/01/31	145,000	152,945
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	80,000	64,409
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	60,000	58,197
Coinbase Global, Inc.(1)	3.38	10/01/28	215,000	198,063
Coinbase Global, Inc.(1)	3.63	10/01/31	165,000	143,342
Credit Acceptance Corp.(1)	6.63	03/15/30	105,000	103,224
Credit Acceptance Corp.(1)	9.25	12/15/28	130,000	137,548
Encore Capital Group, Inc.(1)	8.50	05/15/30	115,000	119,416
Encore Capital Group, Inc.(1)	9.25	04/01/29	105,000	110,968
Enova International, Inc.(1)	9.13	08/01/29	105,000	107,509
Enova International, Inc.(1)	11.25	12/15/28	85,000	90,952
EZCORP, Inc.(1)	7.38	04/01/32	65,000	68,210
Focus Financial Partners LLC(1)	6.75	09/15/31	215,000	216,486
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	140,000	137,062
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	155,000	156,911
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	240,000	244,696
GGAM Finance Ltd.(1)	5.88	03/15/30	85,000	84,620
GGAM Finance Ltd.(1)	6.88	04/15/29	90,000	92,134
GGAM Finance Ltd.(1)	7.75	05/15/26	85,000	86,020
GGAM Finance Ltd.(1)	8.00	02/15/27	150,000	154,133
GGAM Finance Ltd.(1)	8.00	06/15/28	128,000	134,453
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	235,000	234,442
goeasy Ltd.(1)	6.88	05/15/30	83,000	81,036
goeasy Ltd.(1)	7.38	10/01/30	90,000	88,560
goeasy Ltd.(1)	7.63	07/01/29	130,000	131,185
goeasy Ltd.(1)	9.25	12/01/28	115,000	120,498
Hightower Holding LLC(1)	6.75	04/15/29	60,000	57,449
Hightower Holding LLC(1)	9.13	01/31/30	90,000	92,140
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	138,000	131,508
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	350,000	344,319
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	300,000	301,638
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	290,000	299,321
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	222,000	206,770
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	105,000	102,976
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	70,000	69,707
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	80,000	83,935
LD Holdings Group LLC(1)	6.13	04/01/28	110,000	90,656
LD Holdings Group LLC(1)	8.75	11/01/27	69,000	63,046
LFS Topco LLC(1)	5.88	10/15/26	60,000	57,476
Midcap Financial Issuer Trust(1)	5.63	01/15/30	85,000	74,590
Midcap Financial Issuer Trust(1)	6.50	05/01/28	215,000	205,524
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	140,000	140,526
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	180,000	179,071
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	135,000	135,645

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 34.6% (Continued)
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	$127,000	$127,163
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	160,000	162,778
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	215,000	223,255
Navient Corp.	4.88	03/15/28	110,000	105,899
Navient Corp.	5.00	03/15/27	150,000	148,627
Navient Corp.	5.50	03/15/29	160,000	151,660
Navient Corp.	5.63	08/01/33	134,000	115,012
Navient Corp.	6.75	06/15/26	105,000	106,045
Navient Corp.	9.38	07/25/30	105,000	111,772
Navient Corp.	11.50	03/15/31	105,000	117,253
OneMain Finance Corp.	3.50	01/15/27	165,000	158,102
OneMain Finance Corp.	3.88	09/15/28	128,000	118,560
OneMain Finance Corp.	4.00	09/15/30	182,000	161,587
OneMain Finance Corp.	5.38	11/15/29	155,000	148,364
OneMain Finance Corp.	6.63	01/15/28	160,000	161,262
OneMain Finance Corp.	6.63	05/15/29	195,000	195,812
OneMain Finance Corp.	6.75	03/15/32	130,000	127,670
OneMain Finance Corp.	7.13	11/15/31	160,000	160,822
OneMain Finance Corp.	7.50	05/15/31	159,000	161,411
OneMain Finance Corp.	7.88	03/15/30	150,000	155,101
OneMain Finance Corp.	9.00	01/15/29	160,000	166,728
Osaic Holdings, Inc.(1)	10.75	08/01/27	85,000	85,268
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	85,000	84,774
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	145,000	135,504
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	105,000	100,113
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	180,000	179,974
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	145,000	147,584
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	160,000	166,972
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	105,000	101,677
Planet Financial Group LLC(1)	10.50	12/15/29	105,000	103,679
PRA Group, Inc.(1)	5.00	10/01/29	72,000	65,669
PRA Group, Inc.(1)	8.38	02/01/28	87,000	87,924
PRA Group, Inc.(1)	8.88	01/31/30	115,000	118,580
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	85,000	87,398
RFNA LP(1)	7.88	02/15/30	110,000	108,315
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	245,000	236,637
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	160,000	148,960
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	274,000	247,915
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	180,000	155,905
SLM Corp.	3.13	11/02/26	115,000	111,494
SLM Corp.	6.50	01/31/30	110,000	113,652
StoneX Group, Inc.(1)	7.88	03/01/31	115,000	119,838
Synchrony Financial	7.25	02/02/33	160,000	163,275
TrueNoord Capital DAC(1)	8.75	03/01/30	90,000	92,035
United Wholesale Mortgage LLC(1)	5.50	04/15/29	155,000	150,265
United Wholesale Mortgage LLC(1)	5.75	06/15/27	108,000	106,644
UWM Holdings LLC(1)	6.63	02/01/30	170,000	168,271
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	105,000	107,885
				13,890,473

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 0.4%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	$160,000	$157,299

INSURANCE – 19.5%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	150,000	140,311
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	112,000	106,213
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	245,000	249,791
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	200,000	204,816
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	100,000	103,408
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	162,000	156,474
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	92,000	88,898
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	220,000	219,824
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	285,000	283,249
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	276,000	278,216
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	310,000	314,928
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	150,000	151,772
AmWINS Group, Inc.(1)	4.88	06/30/29	170,000	162,468
AmWINS Group, Inc.(1)	6.38	02/15/29	165,000	167,070
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	160,000	156,379
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	235,000	239,444
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	325,000	331,777
Assurant, Inc.	7.00	03/27/48	85,000	84,638
AssuredPartners, Inc.(1)	5.63	01/15/29	115,000	114,727
AssuredPartners, Inc.(1)	7.50	02/15/32	110,000	117,032
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	135,000	137,500
BroadStreet Partners, Inc.(1)	5.88	04/15/29	155,000	149,825
Constellation Insurance, Inc.(1)	6.63	05/01/31	55,000	54,840
Constellation Insurance, Inc.(1)	6.80	01/24/30	90,000	87,366
Global Atlantic Finance Co.(1)	4.70	10/15/51	160,000	152,115
Global Atlantic Finance Co.(1)	7.95	10/15/54	130,000	132,342
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	220,000	226,169
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	100,000	101,569
HUB International Ltd.(1)	5.63	12/01/29	115,000	112,481
HUB International Ltd.(1)	7.25	06/15/30	705,000	731,729
HUB International Ltd.(1)	7.38	01/31/32	415,000	427,810
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	164,000	173,144
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	105,000	113,046
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	105,000	99,200
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	180,000	112,305
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	95,000	106,465
Panther Escrow Issuer LLC(1)	7.13	06/01/31	650,000	666,471
Ryan Specialty LLC(1)	4.38	02/01/30	85,000	80,735
Ryan Specialty LLC(1)	5.88	08/01/32	265,000	261,973
USI, Inc./NY(1)	7.50	01/15/32	130,000	134,425
Wilton RE Ltd.(1),(2)	6.00	–	85,000	84,359
				7,817,304

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.4%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	$75,000	$66,405
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	105,000	100,603
				167,008
INVESTMENT COMPANIES – 3.4%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	65,000	58,242
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	212,000	200,265
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	160,000	133,584
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	320,000	303,866
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	153,000	152,577
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	160,000	151,340
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	150,000	148,238
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	105,000	102,803
Prospect Capital Corp.	3.36	11/15/26	70,000	65,630
Prospect Capital Corp.	3.44	10/15/28	60,000	52,534
				1,369,079
PIPELINES – 0.4%
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	135,000	140,243

REAL ESTATE INVESTMENT TRUST (REITS) – 25.3%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	112,000	103,545
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	72,000	68,498
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	95,000	98,769
Brandywine Operating Partnership LP	3.95	11/15/27	95,000	89,626
Brandywine Operating Partnership LP	4.55	10/01/29	75,000	68,509
Brandywine Operating Partnership LP	8.30	03/15/28	70,000	72,421
Brandywine Operating Partnership LP	8.88	04/12/29	90,000	94,486
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	137,000	133,054
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	180,000	178,493
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	85,000	82,771
Diversified Healthcare Trust	4.38	03/01/31	105,000	81,393
Diversified Healthcare Trust	4.75	02/15/28	115,000	102,999
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	105,000	98,739
Hudson Pacific Properties LP	3.25	01/15/30	90,000	59,683
Hudson Pacific Properties LP	3.95	11/01/27	85,000	73,935
Hudson Pacific Properties LP	4.65	04/01/29	105,000	75,312
Hudson Pacific Properties LP	5.95	02/15/28	70,000	58,557
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	154,000	144,052
Iron Mountain, Inc.(1)	4.50	02/15/31	235,000	217,942
Iron Mountain, Inc.(1)	4.88	09/15/27	212,000	209,189
Iron Mountain, Inc.(1)	4.88	09/15/29	205,000	197,673
Iron Mountain, Inc.(1)	5.00	07/15/28	105,000	102,774
Iron Mountain, Inc.(1)	5.25	03/15/28	175,000	172,452
Iron Mountain, Inc.(1)	5.25	07/15/30	275,000	266,775
Iron Mountain, Inc.(1)	5.63	07/15/32	130,000	126,209
Iron Mountain, Inc.(1)	6.25	01/15/33	255,000	254,763

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 25.3% (Continued)
Iron Mountain, Inc.(1)	7.00	02/15/29	$215,000	$221,004
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	130,000	126,773
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	137,000	131,269
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	105,000	107,988
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	283,000	187,847
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	192,000	146,471
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	300,000	265,272
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	320,000	325,377
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	112,000	105,704
Office Properties Income Trust(1)	3.25	03/15/27	97,310	77,977
Office Properties Income Trust(1)	9.00	03/31/29	60,000	57,650
Office Properties Income Trust(1)	9.00	09/30/29	121,000	89,842
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	120,000	120,222
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	160,000	149,952
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	160,000	156,310
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	80,000	78,647
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	137,000	131,233
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	150,000	147,342
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	215,000	214,496
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	80,000	82,281
Rithm Capital Corp.(1)	8.00	04/01/29	165,000	164,883
RLJ Lodging Trust LP(1)	3.75	07/01/26	110,000	107,951
RLJ Lodging Trust LP(1)	4.00	09/15/29	110,000	99,522
SBA Communications Corp.	3.13	02/01/29	320,000	296,827
SBA Communications Corp.	3.88	02/15/27	326,000	319,191
Service Properties Trust	3.95	01/15/28	92,000	81,229
Service Properties Trust	4.38	02/15/30	80,000	59,724
Service Properties Trust	4.75	10/01/26	92,000	89,182
Service Properties Trust	4.95	02/15/27	85,000	80,889
Service Properties Trust	4.95	10/01/29	100,000	78,597
Service Properties Trust	5.50	12/15/27	95,000	90,587
Service Properties Trust	8.38	06/15/29	150,000	146,844
Service Properties Trust(1)	8.63	11/15/31	215,000	228,319
Service Properties Trust	8.88	06/15/32	105,000	101,608
Starwood Property Trust, Inc.(1)	3.63	07/15/26	85,000	83,045
Starwood Property Trust, Inc.(1)	4.38	01/15/27	105,000	103,088
Starwood Property Trust, Inc.(1)	6.00	04/15/30	85,000	84,100
Starwood Property Trust, Inc.(1)	6.50	07/01/30	105,000	105,697
Starwood Property Trust, Inc.(1)	6.50	10/15/30	110,000	111,263
Starwood Property Trust, Inc.(1)	7.25	04/01/29	130,000	134,976
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	150,000	134,333
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	113,000	108,248
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	242,000	221,690
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	605,000	642,861
Vornado Realty LP	2.15	06/01/26	85,000	81,980
Vornado Realty LP	3.40	06/01/31	75,000	63,910

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 25.3% (Continued)
XHR LP(1)	4.88	06/01/29	$105,000	$98,806
XHR LP(1)	6.63	05/15/30	85,000	83,834
				10,159,460
RETAIL – 0.8%
FirstCash, Inc.(1)	4.63	09/01/28	105,000	101,900
FirstCash, Inc.(1)	5.63	01/01/30	113,000	111,203
FirstCash, Inc.(1)	6.88	03/01/32	110,000	112,681
				325,784
SOFTWARE – 0.2%
ACI Worldwide, Inc.(1)	5.75	08/15/26	85,000	84,721

TRANSPORTATION – 0.3%
Star Leasing Co. LLC(1)	7.63	02/15/30	150,000	134,754

TRUCKING & LEASING – 1.9%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	215,000	211,346
Fortress Transportation & Infrastructure Investors LLC(1)	5.88	04/15/33	110,000	105,370
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	150,000	152,675
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	180,000	182,592
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	105,000	109,875
				761,858
TOTAL CORPORATE BONDS (Cost - $38,910,347)				39,205,266

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
JP Morgan Chase, New York	3.68	05/01/25	152,130	152,130
TOTAL SHORT-TERM INVESTMENTS (Cost - $152,130)				152,130

TOTAL INVESTMENTS – 98.1% (Cost - $39,062,477)				$39,357,396
OTHER ASSETS LESS LIABILITIES – 1.9%				768,568
NET ASSETS – 100.0%				$40,125,964

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $31,167,526 and represents 77.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.5%
CHEMICALS – 0.6%
Consolidated Energy Finance SA(1)	5.63	10/15/28	$40,000	$31,243
Consolidated Energy Finance SA(1)	12.00	02/15/31	45,000	40,623
				71,866
GAS – 2.3%
AltaGas Ltd.(1)	7.20	10/15/54	70,000	68,538
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	95,000	97,539
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/33	95,000	97,633
				263,710
OIL & GAS – 48.4%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	75,000	75,385
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	30,000	29,141
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	45,000	44,576
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	40,000	40,447
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	25,000	29,430
Baytex Energy Corp.(1)	7.38	03/15/32	45,000	38,847
Baytex Energy Corp.(1)	8.50	04/30/30	60,000	55,814
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	97,317	81,016
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	52,330	42,126
California Resources Corp.(1)	8.25	06/15/29	70,000	66,845
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	25,000	23,469
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	25,000	22,399
Chord Energy Corp.(1)	6.75	03/15/33	55,000	53,594
CITGO Petroleum Corp.(1)	6.38	06/15/26	50,000	49,780
CITGO Petroleum Corp.(1)	8.38	01/15/29	85,000	85,156
Civitas Resources, Inc.(1)	5.00	10/15/26	30,000	29,162
Civitas Resources, Inc.(1)	8.38	07/01/28	105,000	103,288
Civitas Resources, Inc.(1)	8.63	11/01/30	75,000	72,364
Civitas Resources, Inc.(1)	8.75	07/01/31	105,000	99,937
CNX Resources Corp.(1)	6.00	01/15/29	38,000	36,903
CNX Resources Corp.(1)	7.25	03/01/32	45,000	45,023
CNX Resources Corp.(1)	7.38	01/15/31	40,000	40,079
Comstock Resources, Inc.(1)	5.88	01/15/30	75,000	67,995
Comstock Resources, Inc.(1)	6.75	03/01/29	90,000	85,915
Comstock Resources, Inc.(1)	6.75	03/01/29	30,000	28,466
Crescent Energy Finance LLC(1)	7.38	01/15/33	80,000	70,879
Crescent Energy Finance LLC(1)	7.63	04/01/32	80,000	72,782
Crescent Energy Finance LLC(1)	9.25	02/15/28	75,000	75,901
CVR Energy, Inc.(1)	5.75	02/15/28	30,000	27,415
CVR Energy, Inc.(1)	8.50	01/15/29	45,000	41,398
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	40,000	38,284
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	57,000	57,092
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	35,000	35,683
Energean PLC(1)	6.50	04/30/27	35,000	34,453
EnQuest PLC(1)	11.63	11/01/27	35,000	34,211
Global Marine, Inc.	7.00	06/01/28	20,000	17,257
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	50,000	49,337

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.4% (Continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	$45,000	$42,178
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	41,000	37,490
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	45,000	40,560
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	45,000	43,589
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	40,000	34,846
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	35,000	29,788
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	80,000	69,804
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	45,000	42,850
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	55,000	55,190
Karoon USA Finance, Inc.(1)	10.50	05/14/29	30,000	29,582
Kimmeridge Texas Gas LLC(1)	8.50	02/15/30	40,000	38,457
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	40,000	35,842
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	30,000	29,079
Matador Resources Co.(1)	6.25	04/15/33	60,000	56,784
Matador Resources Co.(1)	6.50	04/15/32	70,000	67,511
Matador Resources Co.(1)	6.88	04/15/28	35,000	34,839
MEG Energy Corp.(1)	5.88	02/01/29	45,000	43,465
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	55,000	50,621
Murphy Oil Corp.	5.88	12/01/42	25,000	18,358
Murphy Oil Corp.	6.00	10/01/32	45,000	40,987
Nabors Industries Ltd.(1)	7.50	01/15/28	30,000	23,904
Nabors Industries, Inc.(1)	7.38	05/15/27	55,000	51,906
Nabors Industries, Inc.(1)	8.88	08/15/31	40,000	27,182
Nabors Industries, Inc.(1)	9.13	01/31/30	50,000	45,341
Noble Finance II LLC(1)	8.00	04/15/30	105,000	100,135
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	55,000	54,351
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	35,000	33,669
Parkland Corp.(1)	4.50	10/01/29	60,000	56,639
Parkland Corp.(1)	4.63	05/01/30	61,000	57,485
Parkland Corp.(1)	5.88	07/15/27	40,000	39,690
Parkland Corp.(1)	6.63	08/15/32	40,000	39,855
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	60,000	53,015
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	40,000	32,954
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	60,000	52,883
Permian Resources Operating LLC(1)	5.88	07/01/29	52,000	50,834
Permian Resources Operating LLC(1)	6.25	02/01/33	80,000	78,303
Permian Resources Operating LLC(1)	7.00	01/15/32	75,000	75,579
Permian Resources Operating LLC(1)	8.00	04/15/27	40,000	40,735
Permian Resources Operating LLC(1)	9.88	07/15/31	27,000	29,262
Precision Drilling Corp.(1)	6.88	01/15/29	30,000	28,164
Range Resources Corp.(1)	4.75	02/15/30	38,000	35,958
Range Resources Corp.	8.25	01/15/29	45,000	46,123
Seadrill Finance Ltd.(1)	8.38	08/01/30	45,000	42,195
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	45,000	46,290
SM Energy Co.	6.50	07/15/28	30,000	28,787
SM Energy Co.	6.63	01/15/27	35,000	34,423
SM Energy Co.	6.75	09/15/26	30,000	29,754
SM Energy Co.(1)	6.75	08/01/29	55,000	51,434

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 48.4% (Continued)
SM Energy Co.(1)	7.00	08/01/32	$60,000	$55,374
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	40,000	39,267
Sunoco LP(1)	6.25	07/01/33	75,000	74,961
Sunoco LP(1)	7.00	05/01/29	60,000	61,747
Sunoco LP(1)	7.25	05/01/32	55,000	57,089
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	60,000	56,918
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	60,000	56,524
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	30,000	29,883
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	45,000	44,891
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	40,000	41,001
Talos Production, Inc.(1)	9.00	02/01/29	45,000	43,189
Talos Production, Inc.(1)	9.38	02/01/31	50,000	47,072
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	28,550
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	55,000	50,598
Transocean Aquila Ltd.(1)	8.00	09/30/28	24,462	24,144
Transocean Poseidon Ltd.(1)	6.88	02/01/27	23,625	23,473
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	40,714	40,370
Transocean, Inc.	6.80	03/15/38	50,000	30,860
Transocean, Inc.	7.50	04/15/31	30,000	21,362
Transocean, Inc.(1)	8.00	02/01/27	48,000	44,629
Transocean, Inc.(1)	8.25	05/15/29	65,000	52,463
Transocean, Inc.(1)	8.50	05/15/31	65,000	50,305
Transocean, Inc.(1)	8.75	02/15/30	76,000	74,349
Valaris Ltd.(1)	8.38	04/30/30	85,000	79,723
Vermilion Energy, Inc.(1)	6.88	05/01/30	31,000	27,127
Vermilion Energy, Inc.(1)	7.25	02/15/33	30,000	25,212
Viper Energy, Inc.(1)	5.38	11/01/27	35,000	34,846
Viper Energy, Inc.(1)	7.38	11/01/31	30,000	31,172
Vital Energy, Inc.(1)	7.75	07/31/29	24,000	20,267
Vital Energy, Inc.(1)	7.88	04/15/32	75,000	58,340
Vital Energy, Inc.	9.75	10/15/30	25,000	21,213
W&T Offshore, Inc.(1)	10.75	02/01/29	25,000	19,736
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	45,000	41,288
				5,438,462
OIL & GAS SERVICES – 6.2%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	60,000	59,954
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	55,000	54,749
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	20,000	19,991
Aris Water Holdings LLC(1)	7.25	04/01/30	40,000	39,731
Bristow Group, Inc.(1)	6.88	03/01/28	30,000	29,140
Enerflex Ltd.(1)	9.00	10/15/27	44,000	45,156
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	25,000	25,337
Kodiak Gas Services LLC(1)	7.25	02/15/29	55,000	55,912
Nine Energy Service, Inc.	13.00	02/01/28	25,000	14,710
Oceaneering International, Inc.	6.00	02/01/28	25,000	23,792
TGS ASA(1)	8.50	01/15/30	40,000	39,723
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	57,000	56,571
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	75,000	75,800

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 6.2% (Continued)
Viridien(1)	10.00	10/15/30	$35,000	$33,135
Weatherford International Ltd.(1)	8.63	04/30/30	119,000	118,051
				691,752
PIPELINES – 39.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	58,000	56,667
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	50,000	49,865
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	50,000	49,745
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	45,000	45,514
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	20,000	19,927
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	40,000	40,734
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	40,000	41,055
Buckeye Partners LP	3.95	12/01/26	45,000	43,915
Buckeye Partners LP	4.13	12/01/27	30,000	28,850
Buckeye Partners LP(1)	4.50	03/01/28	35,000	33,778
Buckeye Partners LP	5.60	10/15/44	20,000	16,405
Buckeye Partners LP	5.85	11/15/43	35,000	29,420
Buckeye Partners LP(1)	6.75	02/01/30	35,000	35,646
Buckeye Partners LP(1)	6.88	07/01/29	50,000	50,990
CNX Midstream Partners LP(1)	4.75	04/15/30	30,000	27,642
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	105,000	100,871
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	40,000	42,127
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	30,000	29,671
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	80,000	82,204
DT Midstream, Inc.(1)	4.13	06/15/29	85,000	79,878
DT Midstream, Inc.(1)	4.38	06/15/31	75,000	69,155
Energy Transfer LP	7.13	10/01/54	30,000	29,820
Energy Transfer LP	8.00	05/15/54	60,000	62,343
Excelerate Energy LP(1)	8.00	05/15/30	60,000	61,010
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	55,000	54,849
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	55,000	53,595
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	45,000	43,710
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	45,000	45,778
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	35,764
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	25,000	24,950
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	30,000	29,811
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	35,000	35,665
Harvest Midstream I LP(1)	7.50	09/01/28	60,000	60,786
Harvest Midstream I LP(1)	7.50	05/15/32	40,000	40,752
Hess Midstream Operations LP(1)	4.25	02/15/30	55,000	51,685
Hess Midstream Operations LP(1)	5.13	06/15/28	40,000	39,201
Hess Midstream Operations LP(1)	5.50	10/15/30	35,000	34,215
Hess Midstream Operations LP(1)	5.88	03/01/28	55,000	55,162
Hess Midstream Operations LP(1)	6.50	06/01/29	50,000	50,827
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	45,000	46,111
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	40,000	41,608
ITT Holdings LLC(1)	6.50	08/01/29	96,000	87,783
Kinetik Holdings LP(1)	5.88	06/15/30	80,000	78,246

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 39.4% (Continued)
Kinetik Holdings LP(1)	6.63	12/15/28	$75,000	$75,612
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	30,000	31,262
New Fortress Energy, Inc.(1)	6.50	09/30/26	40,000	32,807
NFE Financing LLC(1)	12.00	11/15/29	205,000	141,375
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	70,000	65,865
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	100,000	91,281
Northriver Midstream Finance LP(1)	6.75	07/15/32	45,000	44,765
NuStar Logistics LP	5.63	04/28/27	43,000	42,901
NuStar Logistics LP	6.00	06/01/26	40,000	40,047
NuStar Logistics LP	6.38	10/01/30	45,000	45,730
Prairie Acquiror LP(1)	9.00	08/01/29	30,000	30,273
Rockies Express Pipeline LLC(1)	4.80	05/15/30	25,000	23,448
Rockies Express Pipeline LLC(1)	4.95	07/15/29	45,000	43,068
Rockies Express Pipeline LLC(1)	6.75	03/15/33	40,000	40,691
Rockies Express Pipeline LLC(1)	6.88	04/15/40	40,000	37,799
Rockies Express Pipeline LLC(1)	7.50	07/15/38	15,000	14,737
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	50,000	49,199
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	35,000	35,004
Summit Midstream Holdings LLC(1)	8.63	10/31/29	65,000	64,109
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	60,000	58,390
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	30,000	29,641
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	55,000	51,269
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	36,000	33,222
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	60,000	59,841
TransMontaigne Partners LLC(1)	8.50	06/15/30	40,000	40,318
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	95,000	87,117
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	97,000	81,918
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	95,000	85,441
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	75,000	75,095
Venture Global LNG, Inc.(1)	7.00	01/15/30	115,000	108,424
Venture Global LNG, Inc.(1)	8.13	06/01/28	170,000	168,967
Venture Global LNG, Inc.(1)	8.38	06/01/31	170,000	164,099
Venture Global LNG, Inc.(1)	9.50	02/01/29	230,000	238,477
Venture Global LNG, Inc.(1)	9.88	02/01/32	155,000	157,478
				4,427,400
RETAIL – 0.6%
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	45,000	42,066
Vivo Energy Investments BV(1)	5.13	09/24/27	25,000	24,371
				66,437
TOTAL CORPORATE BONDS (Cost - $11,538,030)				10,959,627

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Energy Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 3.9%
TIME DEPOSITS – 3.9%
Citibank, New York	3.68	05/01/25	$433,814	$433,814
TOTAL SHORT-TERM INVESTMENTS (Cost - $433,814)				433,814

TOTAL INVESTMENTS – 101.4% (Cost - $11,971,844)				$11,393,441
OTHER ASSETS LESS LIABILITIES – (1.4)%				(158,462)
NET ASSETS – 100.0%				$11,234,979

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $9,706,311 and represents 86.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
APPAREL – 3.1%
Champ Acquisition Corp.(1)	8.38	12/01/31	$115,000	$121,437
Crocs, Inc.(1)	4.13	08/15/31	87,000	76,160
Crocs, Inc.(1)	4.25	03/15/29	75,000	69,691
Hanesbrands, Inc.(1)	9.00	02/15/31	140,000	145,205
Kontoor Brands, Inc.(1)	4.13	11/15/29	89,000	81,883
Levi Strauss & Co.(1)	3.50	03/01/31	110,000	96,528
Under Armour, Inc.	3.25	06/15/26	140,000	135,643
VF Corp.	2.80	04/23/27	120,000	111,488
VF Corp.	2.95	04/23/30	165,000	136,019
VF Corp.	6.00	10/15/33	75,000	64,554
VF Corp.	6.45	11/01/37	55,000	46,200
William Carter Co.(1)	5.63	03/15/27	115,000	112,096
Wolverine World Wide, Inc.(1)	4.00	08/15/29	120,000	100,038
				1,296,942
AUTO MANUFACTURERS – 7.1%
Allison Transmission, Inc.(1)	3.75	01/30/31	230,000	206,840
Allison Transmission, Inc.(1)	4.75	10/01/27	90,000	88,419
Allison Transmission, Inc.(1)	5.88	06/01/29	112,000	112,039
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	240,000	206,505
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	110,000	105,198
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	102,000	97,870
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	125,000	123,481
McLaren Finance PLC(1)	7.50	08/01/26	141,000	141,383
Nissan Motor Acceptance Co. LLC(1)	1.85	09/16/26	230,000	217,304
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	85,000	75,188
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	145,000	132,246
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	90,000	88,302
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	65,000	62,889
Nissan Motor Acceptance Co. LLC(1)	6.95	09/15/26	70,000	70,663
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	160,000	163,723
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	575,000	552,193
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	575,000	531,795
				2,976,038
AUTO PARTS & EQUIPMENT – 10.7%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	115,000	116,114
Adient Global Holdings Ltd.(1)	7.50	02/15/33	180,000	170,713
Adient Global Holdings Ltd.(1)	8.25	04/15/31	115,000	113,954
American Axle & Manufacturing, Inc.	5.00	10/01/29	135,000	118,594
American Axle & Manufacturing, Inc.	6.50	04/01/27	105,000	102,541
American Axle & Manufacturing, Inc.	6.88	07/01/28	104,000	100,229
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	115,000	107,844
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	105,000	105,427
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	175,000	177,885
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	160,000	162,928
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	345,000	346,914
Dana, Inc.	4.25	09/01/30	97,000	89,561
Dana, Inc.	4.50	02/15/32	78,000	70,255

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 10.7% (Continued)
Dana, Inc.	5.38	11/15/27	$94,000	$93,449
Dana, Inc.	5.63	06/15/28	89,000	88,340
Forvia SE(1)	8.00	06/15/30	115,000	114,635
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	185,000	184,829
Goodyear Tire & Rubber Co.	4.88	03/15/27	165,000	162,745
Goodyear Tire & Rubber Co.	5.00	05/31/26	205,000	204,189
Goodyear Tire & Rubber Co.	5.00	07/15/29	200,000	190,454
Goodyear Tire & Rubber Co.	5.25	04/30/31	128,000	119,373
Goodyear Tire & Rubber Co.	5.25	07/15/31	137,000	127,729
Goodyear Tire & Rubber Co.	5.63	04/30/33	99,000	91,531
Phinia, Inc.(1)	6.63	10/15/32	90,000	88,415
Phinia, Inc.(1)	6.75	04/15/29	131,000	132,562
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	145,000	108,323
Tenneco, Inc.(1)	8.00	11/17/28	435,000	415,990
ZF North America Capital, Inc.(1)	6.75	04/23/30	185,000	169,001
ZF North America Capital, Inc.(1)	6.88	04/14/28	155,000	148,212
ZF North America Capital, Inc.(1)	6.88	04/23/32	160,000	140,595
ZF North America Capital, Inc.(1)	7.13	04/14/30	130,000	119,766
				4,483,097
COMMERCIAL SERVICES – 2.2%
Belron UK Finance PLC(1)	5.75	10/15/29	255,000	254,929
Champions Financing, Inc.(1)	8.75	02/15/29	140,000	123,369
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	166,000	153,324
Upbound Group, Inc.(1)	6.38	02/15/29	105,000	99,222
Wand NewCo 3, Inc.(1)	7.63	01/30/32	290,000	299,082
				929,926
DISTRIBUTION/WHOLESALE – 0.5%
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	120,000	116,561
Velocity Vehicle Group LLC(1)	8.00	06/01/29	120,000	121,356
				237,917
ENTERTAINMENT – 20.0%
Affinity Interactive(1)	6.88	12/15/27	120,000	86,150
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	220,000	152,002
Boyne USA, Inc.(1)	4.75	05/15/29	152,000	144,822
Caesars Entertainment, Inc.(1)	4.63	10/15/29	275,000	254,146
Caesars Entertainment, Inc.(1)	6.00	10/15/32	250,000	235,842
Caesars Entertainment, Inc.(1)	6.50	02/15/32	350,000	352,136
Caesars Entertainment, Inc.(1)	7.00	02/15/30	453,000	463,994
Caesars Entertainment, Inc.(1)	8.13	07/01/27	129,000	129,492
CCM Merger, Inc.(1)	6.38	05/01/26	62,000	62,124
Churchill Downs, Inc.(1)	4.75	01/15/28	160,000	155,187
Churchill Downs, Inc.(1)	5.50	04/01/27	136,000	134,810
Churchill Downs, Inc.(1)	5.75	04/01/30	262,000	256,485
Churchill Downs, Inc.(1)	6.75	05/01/31	155,000	156,740
Cinemark USA, Inc.(1)	5.25	07/15/28	156,000	153,318

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 20.0% (Continued)
Cinemark USA, Inc.(1)	7.00	08/01/32	$130,000	$133,059
Empire Resorts, Inc.(1)	7.75	11/01/26	68,000	64,727
Everi Holdings, Inc.(1)	5.00	07/15/29	94,000	94,392
Great Canadian Gaming Corp.(1)	8.75	11/15/29	125,000	124,047
International Game Technology PLC(1)	5.25	01/15/29	165,000	161,470
International Game Technology PLC(1)	6.25	01/15/27	175,000	175,948
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	120,000	109,334
Light & Wonder International, Inc.(1)	7.00	05/15/28	157,000	157,175
Light & Wonder International, Inc.(1)	7.25	11/15/29	121,000	123,481
Light & Wonder International, Inc.(1)	7.50	09/01/31	125,000	128,526
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	120,000	115,013
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	213,000	208,685
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	277,000	280,216
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	110,000	102,569
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	167,000	157,816
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	175,000	175,136
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	155,000	153,238
Motion Bondco DAC(1)	6.63	11/15/27	100,000	94,676
Motion FinCo. Sarl(1)	8.38	02/15/32	95,000	90,032
Odeon FinCo. PLC(1)	12.75	11/01/27	90,000	91,566
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	95,000	91,509
Penn Entertainment, Inc.(1)	4.13	07/01/29	87,000	76,389
Penn Entertainment, Inc.(1)	5.63	01/15/27	100,000	98,496
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	182,000	107,380
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	162,000	85,050
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	262,000	225,720
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	75,000	60,184
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	70,000	68,118
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	140,000	138,289
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	183,000	174,395
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	162,000	154,136
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	120,000	114,215
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	100,000	99,594
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	77,000	77,467
Six Flags Entertainment Corp./DE(1)	5.50	04/15/27	120,000	118,799
Six Flags Entertainment Corp./DE(1)	7.25	05/15/31	185,000	187,689
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	195,000	196,910
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	83,000	79,675
Universal Entertainment Corp.(1)	9.88	08/01/29	75,000	72,291
Vail Resorts, Inc.(1)	6.50	05/15/32	140,000	141,910
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	172,000	166,021
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	195,000	188,629
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	220,000	227,173
				8,428,393

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.6%
Magnera Corp.(1)	4.75	11/15/29	$80,000	$69,814
Magnera Corp.(1)	7.25	11/15/31	215,000	203,521
				273,335
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	115,000	117,532

HOME BUILDERS – 0.7%
Forestar Group, Inc.(1)	5.00	03/01/28	70,000	68,077
Forestar Group, Inc.(1)	6.50	03/15/33	115,000	111,956
Thor Industries, Inc.(1)	4.00	10/15/29	115,000	103,572
				283,605
INTERNET – 4.4%
GrubHub Holdings, Inc.(1)	5.50	07/01/27	115,000	104,050
Rakuten Group, Inc.(1),(2)	5.13	–	175,000	165,910
Rakuten Group, Inc.(1),(2)	6.25	–	230,000	202,004
Rakuten Group, Inc.(1),(2)	8.13	–	125,000	118,200
Rakuten Group, Inc.(1)	9.75	04/15/29	460,000	486,506
Rakuten Group, Inc.(1)	11.25	02/15/27	415,000	444,880
Wayfair LLC(1)	7.25	10/31/29	185,000	169,441
Wayfair LLC(1)	7.75	09/15/30	160,000	146,373
				1,837,364
LEISURE TIME – 15.4%
Carnival Corp.(1)	5.75	03/01/27	628,000	626,252
Carnival Corp.(1)	5.75	03/15/30	230,000	228,545
Carnival Corp.(1)	6.00	05/01/29	462,000	459,772
Carnival Corp.(1)	6.13	02/15/33	460,000	456,398
Life Time, Inc.(1)	6.00	11/15/31	115,000	114,734
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	65,000	66,853
Lindblad Expeditions LLC(1)	6.75	02/15/27	83,000	82,802
NCL Corp. Ltd.(1)	5.88	02/15/27	230,000	229,086
NCL Corp. Ltd.(1)	6.25	03/01/30	75,000	73,227
NCL Corp. Ltd.(1)	6.75	02/01/32	415,000	405,507
NCL Corp. Ltd.(1)	7.75	02/15/29	135,000	139,447
NCL Corp. Ltd.(1)	8.13	01/15/29	180,000	188,624
NCL Finance Ltd.(1)	6.13	03/15/28	122,000	121,215
Royal Caribbean Cruises Ltd.	3.70	03/15/28	120,000	115,110
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	150,000	148,054
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	227,000	226,895
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	230,000	230,266
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	342,000	341,905
Royal Caribbean Cruises Ltd.(1)	5.63	09/30/31	345,000	342,604
Royal Caribbean Cruises Ltd.(1)	6.00	02/01/33	455,000	456,566
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	285,000	289,514
Royal Caribbean Cruises Ltd.	7.50	10/15/27	77,000	81,146
Sabre GLBL, Inc.(1)	8.63	06/01/27	145,000	138,933
Sabre GLBL, Inc.(1)	10.75	11/15/29	198,000	189,337
Viking Cruises Ltd.(1)	5.88	09/15/27	190,000	189,763

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 15.4% (Continued)
Viking Cruises Ltd.(1)	7.00	02/15/29	$115,000	$115,520
Viking Cruises Ltd.(1)	9.13	07/15/31	155,000	165,855
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	92,000	91,155
VOC Escrow Ltd.(1)	5.00	02/15/28	155,000	152,148
				6,467,233
LODGING – 11.6%
Boyd Gaming Corp.	4.75	12/01/27	230,000	225,709
Boyd Gaming Corp.(1)	4.75	06/15/31	208,000	194,124
Full House Resorts, Inc.(1)	8.25	02/15/28	93,000	87,134
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	140,000	140,011
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	337,000	298,416
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	185,000	174,124
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	252,000	231,326
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	230,000	225,587
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	117,000	117,171
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	125,000	126,396
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	235,000	235,037
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	110,000	111,566
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	110,000	95,832
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	208,000	192,541
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	205,000	201,059
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	135,000	134,606
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	102,000	93,139
Marriott Ownership Resorts, Inc.	4.75	01/15/28	90,000	85,388
MGM Resorts International	4.63	09/01/26	95,000	94,283
MGM Resorts International	4.75	10/15/28	190,000	183,400
MGM Resorts International	5.50	04/15/27	138,000	137,693
MGM Resorts International	6.13	09/15/29	195,000	194,298
MGM Resorts International	6.50	04/15/32	170,000	167,639
Station Casinos LLC(1)	4.50	02/15/28	156,000	150,647
Station Casinos LLC(1)	4.63	12/01/31	120,000	108,571
Station Casinos LLC(1)	6.63	03/15/32	110,000	109,465
Travel + Leisure Co.(1)	4.50	12/01/29	145,000	136,031
Travel + Leisure Co.(1)	4.63	03/01/30	87,000	81,090
Travel + Leisure Co.	6.00	04/01/27	90,000	90,587
Travel + Leisure Co.(1)	6.63	07/31/26	147,000	148,144
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	110,000	105,745
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	203,000	201,104
				4,877,863
OIL & GAS SERVICES – 0.2%
Star Holding LLC(1)	8.75	08/01/31	80,000	73,400

REAL ESTATE – 4.4%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	155,200	137,836
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	95,000	69,898
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	129,000	102,007
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	161,000	161,901
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	80,000	85,665

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE – 4.4% (Continued)
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	$121,402	$123,545
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	95,000	99,847
Howard Hughes Corp.(1)	4.13	02/01/29	137,000	125,616
Howard Hughes Corp.(1)	4.38	02/01/31	165,000	146,465
Howard Hughes Corp.(1)	5.38	08/01/28	172,000	165,868
Hunt Cos, Inc.(1)	5.25	04/15/29	146,000	138,831
Kennedy-Wilson, Inc.	4.75	03/01/29	134,000	120,829
Kennedy-Wilson, Inc.	4.75	02/01/30	138,000	121,847
Kennedy-Wilson, Inc.	5.00	03/01/31	145,000	124,216
Newmark Group, Inc.	7.50	01/12/29	115,000	120,317
				1,844,688
RETAIL – 17.2%
Academy Ltd.(1)	6.00	11/15/27	93,000	92,934
Advance Auto Parts, Inc.	1.75	10/01/27	85,000	76,494
Advance Auto Parts, Inc.	3.50	03/15/32	85,000	71,103
Advance Auto Parts, Inc.	3.90	04/15/30	110,000	99,084
Advance Auto Parts, Inc.	5.95	03/09/28	65,000	64,520
Asbury Automotive Group, Inc.	4.50	03/01/28	95,000	92,050
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	180,000	169,478
Asbury Automotive Group, Inc.	4.75	03/01/30	105,000	98,302
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	136,000	124,061
Bath & Body Works, Inc.	5.25	02/01/28	112,000	111,484
Bath & Body Works, Inc.(1)	6.63	10/01/30	192,000	195,577
Bath & Body Works, Inc.	6.69	01/15/27	60,000	61,198
Bath & Body Works, Inc.	6.75	07/01/36	135,000	133,023
Bath & Body Works, Inc.	6.88	11/01/35	180,000	180,354
Bath & Body Works, Inc.	6.95	03/01/33	65,000	64,458
Bath & Body Works, Inc.	7.50	06/15/29	110,000	112,570
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	155,000	160,938
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	95,000	98,201
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	228,000	211,434
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	287,000	251,411
Foot Locker, Inc.(1)	4.00	10/01/29	94,000	76,314
Gap, Inc.(1)	3.63	10/01/29	177,000	160,267
Gap, Inc.(1)	3.88	10/01/31	172,000	149,077
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	135,000	119,280
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	120,000	96,226
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	110,000	105,739
Group 1 Automotive, Inc.(1)	4.00	08/15/28	177,000	168,435
Group 1 Automotive, Inc.(1)	6.38	01/15/30	110,000	111,330
Ken Garff Automotive LLC(1)	4.88	09/15/28	93,000	89,894
Kohl’s Corp.	4.63	05/01/31	117,000	74,440
Kohl’s Corp.	5.55	07/17/45	99,000	47,530
LCM Investments Holdings II LLC(1)	4.88	05/01/29	205,000	194,029
LCM Investments Holdings II LLC(1)	8.25	08/01/31	220,000	230,320
Lithia Motors, Inc.(1)	3.88	06/01/29	177,000	164,547
Lithia Motors, Inc.(1)	4.38	01/15/31	135,000	124,119

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 17.2% (Continued)
Lithia Motors, Inc.(1)	4.63	12/15/27	$90,000	$87,471
Macy’s Retail Holdings LLC	4.30	02/15/43	55,000	33,076
Macy’s Retail Holdings LLC	4.50	12/15/34	80,000	61,014
Macy’s Retail Holdings LLC	5.13	01/15/42	68,000	44,734
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	60,000	56,984
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	110,000	102,567
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	100,000	90,198
Michaels Cos, Inc.(1)	5.25	05/01/28	193,000	101,534
Michaels Cos, Inc.(1)	7.88	05/01/29	247,000	86,122
Nordstrom, Inc.	4.00	03/15/27	71,000	68,164
Nordstrom, Inc.	4.25	08/01/31	100,000	86,080
Nordstrom, Inc.	4.38	04/01/30	112,000	100,321
Nordstrom, Inc.	5.00	01/15/44	224,000	159,150
Nordstrom, Inc.	6.95	03/15/28	73,000	73,894
Penske Automotive Group, Inc.	3.75	06/15/29	115,000	106,747
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	277,000	265,056
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	265,000	247,212
QVC, Inc.	5.45	08/15/34	93,000	45,704
QVC, Inc.	5.95	03/15/43	72,000	32,686
QVC, Inc.(1)	6.88	04/15/29	135,000	89,792
Saks Global Enterprises LLC(1)	11.00	12/15/29	505,000	306,867
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	140,000	141,201
Sonic Automotive, Inc.(1)	4.63	11/15/29	148,000	138,992
Sonic Automotive, Inc.(1)	4.88	11/15/31	115,000	105,085
Victoria’s Secret & Co.(1)	4.63	07/15/29	140,000	122,262
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	100,000	101,651
				7,234,785
TOTAL CORPORATE BONDS (Cost - $42,480,744)				41,362,118

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
JP Morgan Chase, New York	3.68	05/01/25	193,170	193,170
TOTAL SHORT-TERM INVESTMENTS (Cost - $193,170)				193,170

TOTAL INVESTMENTS – 98.9% (Cost - $42,673,914)				$41,555,288
OTHER ASSETS LESS LIABILITIES – 1.1%				471,748
NET ASSETS – 100.0%				$42,027,036

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $34,448,068 and represents 82.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.0%
AGRICULTURE – 1.5%
Darling Ingredients, Inc.(1)	5.25	04/15/27	$98,000	$97,022
Darling Ingredients, Inc.(1)	6.00	06/15/30	192,000	191,650
Turning Point Brands, Inc.(1)	7.63	03/15/32	55,000	57,291
				345,963
BEVERAGES – 1.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	142,000	134,921
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	137,000	136,431
				271,352
BUILDING MATERIALS – 0.6%
Masterbrand, Inc.(1)	7.00	07/15/32	135,000	135,489

CHEMICALS – 0.7%
Cerdia Finanz GmbH(1)	9.38	10/03/31	175,000	176,531

COSMETICS/PERSONAL CARE – 1.0%
Edgewell Personal Care Co.(1)	4.13	04/01/29	98,000	91,712
Edgewell Personal Care Co.(1)	5.50	06/01/28	142,000	139,661
				231,373
ELECTRIC – 33.1%
AES Corp.	6.95	07/15/55	95,000	88,833
AES Corp.	7.60	01/15/55	185,000	183,254
Algonquin Power & Utilities Corp.	4.75	01/18/82	147,000	138,108
Alpha Generation LLC(1)	6.75	10/15/32	195,000	198,900
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	77,000	73,213
Calpine Corp.(1)	3.75	03/01/31	176,000	162,982
Calpine Corp.(1)	4.50	02/15/28	246,000	240,816
Calpine Corp.(1)	4.63	02/01/29	125,000	120,987
Calpine Corp.(1)	5.00	02/01/31	160,000	154,031
Calpine Corp.(1)	5.13	03/15/28	265,000	262,717
Clearway Energy Operating LLC(1)	3.75	02/15/31	185,000	164,849
Clearway Energy Operating LLC(1)	3.75	01/15/32	66,000	57,285
Clearway Energy Operating LLC(1)	4.75	03/15/28	160,000	156,512
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	100,000	101,316
DPL, Inc.	4.35	04/15/29	77,000	73,498
Edison International	7.88	06/15/54	90,000	84,492
Edison International	8.13	06/15/53	95,000	90,691
Electricite de France SA(1),(2)	9.13	–	290,000	325,083
Emera, Inc.	6.75	06/15/76	235,000	235,906
EUSHI Finance, Inc.	7.63	12/15/54	95,000	95,661
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	71,000	62,280
Lightning Power LLC(1)	7.25	08/15/32	290,000	300,703
NRG Energy, Inc.(1)	3.38	02/15/29	91,000	84,455
NRG Energy, Inc.(1)	3.63	02/15/31	197,000	177,203
NRG Energy, Inc.(1)	3.88	02/15/32	90,000	80,563
NRG Energy, Inc.(1)	5.25	06/15/29	147,000	145,411
NRG Energy, Inc.	5.75	01/15/28	155,000	155,737
NRG Energy, Inc.(1)	5.75	07/15/29	150,000	150,044

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 33.1% (Continued)
NRG Energy, Inc.(1)	6.00	02/01/33	$190,000	$188,154
NRG Energy, Inc.(1)	6.25	11/01/34	180,000	179,861
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	121,000	115,080
PG&E Corp.	5.00	07/01/28	192,000	187,450
PG&E Corp.	5.25	07/01/30	192,000	185,140
PG&E Corp.	7.38	03/15/55	290,000	282,254
Talen Energy Supply LLC(1)	8.63	06/01/30	230,000	245,801
TransAlta Corp.	6.50	03/15/40	60,000	55,357
TransAlta Corp.	7.75	11/15/29	72,000	75,062
Vistra Operations Co. LLC(1)	4.38	05/01/29	236,000	227,226
Vistra Operations Co. LLC(1)	5.00	07/31/27	242,000	240,101
Vistra Operations Co. LLC(1)	5.50	09/01/26	192,000	191,630
Vistra Operations Co. LLC(1)	5.63	02/15/27	252,000	252,054
Vistra Operations Co. LLC(1)	6.88	04/15/32	195,000	202,136
Vistra Operations Co. LLC(1)	7.75	10/15/31	290,000	306,835
XPLR Infrastructure Operating Partners LP(1)	3.88	10/15/26	98,000	94,641
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	104,000	98,427
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	145,000	143,666
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	165,000	165,765
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	175,000	174,778
				7,776,948
ELECTRICAL COMPONENTS & EQUIPMENT – 1.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	153,000	142,957
Energizer Holdings, Inc.(1)	4.75	06/15/28	110,000	106,105
Energizer Holdings, Inc.(1)	6.50	12/31/27	60,000	60,343
				309,405
ENERGY-ALTERNATE SOURCES – 1.5%
TerraForm Power Operating LLC(1)	4.75	01/15/30	132,000	124,538
TerraForm Power Operating LLC(1)	5.00	01/31/28	137,000	133,561
Topaz Solar Farms LLC(1)	5.75	09/30/39	96,126	89,921
				348,020
FOOD – 25.7%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	258,000	241,009
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	263,000	260,293
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	197,000	190,564
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	142,000	142,036
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	115,000	116,800
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	145,000	147,451
Aragvi Finance International DAC(1)	11.13	11/20/29	125,000	124,468
B&G Foods, Inc.	5.25	09/15/27	109,000	102,431
B&G Foods, Inc.(1)	8.00	09/15/28	150,000	149,008
C&S Group Enterprises LLC(1)	5.00	12/15/28	77,000	64,490
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	82,000	80,707
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	95,000	99,621
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	90,000	94,393
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	90,000	94,332
Ingles Markets, Inc.(1)	4.00	06/15/31	66,000	59,805

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 25.7% (Continued)
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	$190,000	$194,608
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	185,000	173,765
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	135,000	123,812
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	97,000	95,722
Performance Food Group, Inc.(1)	4.25	08/01/29	192,000	181,986
Performance Food Group, Inc.(1)	5.50	10/15/27	202,000	200,560
Performance Food Group, Inc.(1)	6.13	09/15/32	195,000	195,302
Pilgrim’s Pride Corp.	3.50	03/01/32	170,000	151,015
Pilgrim’s Pride Corp.	4.25	04/15/31	165,000	156,155
Pilgrim’s Pride Corp.	6.25	07/01/33	195,000	203,338
Pilgrim’s Pride Corp.	6.88	05/15/34	95,000	103,070
Post Holdings, Inc.(1)	4.50	09/15/31	186,000	169,462
Post Holdings, Inc.(1)	4.63	04/15/30	263,000	248,198
Post Holdings, Inc.(1)	5.50	12/15/29	240,000	235,899
Post Holdings, Inc.(1)	6.25	02/15/32	195,000	196,755
Post Holdings, Inc.(1)	6.25	10/15/34	115,000	114,333
Post Holdings, Inc.(1)	6.38	03/01/33	235,000	232,946
Safeway, Inc.	7.25	02/01/31	50,000	51,453
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	165,000	153,519
TreeHouse Foods, Inc.	4.00	09/01/28	98,000	88,031
United Natural Foods, Inc.(1)	6.75	10/15/28	93,000	91,416
US Foods, Inc.(1)	4.63	06/01/30	98,000	93,452
US Foods, Inc.(1)	4.75	02/15/29	170,000	165,341
US Foods, Inc.(1)	5.75	04/15/33	95,000	93,291
US Foods, Inc.(1)	6.88	09/15/28	95,000	97,495
US Foods, Inc.(1)	7.25	01/15/32	100,000	104,736
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	175,000	166,669
				6,049,737
GAS – 1.4%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	98,000	93,784
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	132,000	130,525
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	95,000	94,521
				318,830
HOME FURNISHINGS – 1.2%
Somnigroup International, Inc.(1)	3.88	10/15/31	155,000	136,251
Somnigroup International, Inc.(1)	4.00	04/15/29	152,000	141,306
				277,557
HOUSEHOLD PRODUCTS/WARES – 1.9%
ACCO Brands Corp.(1)	4.25	03/15/29	110,000	95,749
Central Garden & Pet Co.	4.13	10/15/30	103,000	94,463
Central Garden & Pet Co.(1)	4.13	04/30/31	77,000	69,394
Central Garden & Pet Co.	5.13	02/01/28	55,000	54,428
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	105,000	86,942
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	85,000	51,089
				452,065

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEWARES – 4.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	$150,000	$128,914
Newell Brands, Inc.	6.38	09/15/27	99,000	96,816
Newell Brands, Inc.	6.38	05/15/30	140,000	127,791
Newell Brands, Inc.	6.63	09/15/29	93,000	87,415
Newell Brands, Inc.	6.63	05/15/32	95,000	85,403
Newell Brands, Inc.	6.88	04/01/36	87,000	75,943
Newell Brands, Inc.	7.00	04/01/46	130,000	100,678
Scotts Miracle-Gro Co.	4.00	04/01/31	90,000	78,927
Scotts Miracle-Gro Co.	4.38	02/01/32	80,000	69,796
Scotts Miracle-Gro Co.	4.50	10/15/29	80,000	74,709
Scotts Miracle-Gro Co.	5.25	12/15/26	45,000	44,564
				970,956
LEISURE TIME – 1.3%
Acushnet Co.(1)	7.38	10/15/28	65,000	67,333
Amer Sports Co.(1)	6.75	02/16/31	155,000	156,981
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	99,000	73,324
				297,638
OIL & GAS – 0.5%
Long Ridge Energy LLC(1)	8.75	02/15/32	115,000	109,672

PHARMACEUTICALS – 1.8%
BellRing Brands, Inc.(1)	7.00	03/15/30	160,000	166,172
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	115,000	88,403
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	155,000	165,242
				419,817
RETAIL – 19.3%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	143,000	133,867
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	297,000	285,486
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	563,000	513,066
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	147,000	142,472
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	95,000	94,804
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	230,000	233,911
Arko Corp.(1)	5.13	11/15/29	87,000	69,755
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	55,000	47,623
Brinker International, Inc.(1)	8.25	07/15/30	65,000	68,247
CEC Entertainment LLC(1)	6.75	05/01/26	122,000	119,969
eG Global Finance PLC(1)	12.00	11/30/28	210,000	231,202
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	159,000	138,314
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	96,000	55,948
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	143,000	142,787
Murphy Oil USA, Inc.(1)	3.75	02/15/31	92,000	83,030
Murphy Oil USA, Inc.	4.75	09/15/29	100,000	96,484
Murphy Oil USA, Inc.	5.63	05/01/27	55,000	54,818
Papa John’s International, Inc.(1)	3.88	09/15/29	77,000	71,267
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	95,000	100,795
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	127,000	116,187
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	60,000	59,749
Walgreens Boots Alliance, Inc.	3.20	04/15/30	95,000	89,476

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 19.3% (Continued)
Walgreens Boots Alliance, Inc.	3.45	06/01/26	$280,000	$273,871
Walgreens Boots Alliance, Inc.	4.10	04/15/50	125,000	109,248
Walgreens Boots Alliance, Inc.	4.50	11/18/34	60,000	56,631
Walgreens Boots Alliance, Inc.	4.65	06/01/46	60,000	54,460
Walgreens Boots Alliance, Inc.	4.80	11/18/44	125,000	115,520
Walgreens Boots Alliance, Inc.	8.13	08/15/29	145,000	151,003
Yum! Brands, Inc.	3.63	03/15/31	198,000	178,858
Yum! Brands, Inc.	4.63	01/31/32	223,000	210,179
Yum! Brands, Inc.(1)	4.75	01/15/30	154,000	149,673
Yum! Brands, Inc.	5.35	11/01/43	50,000	45,928
Yum! Brands, Inc.	5.38	04/01/32	190,000	186,959
Yum! Brands, Inc.	6.88	11/15/37	65,000	67,636
				4,549,223
TOTAL CORPORATE BONDS (Cost - $23,363,376)				23,040,576

SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, New York	3.68	05/01/25	112,021	112,021
TOTAL SHORT-TERM INVESTMENTS (Cost - $112,021)				112,021

TOTAL INVESTMENTS – 98.5% (Cost - $23,475,397)				$23,152,597
OTHER ASSETS LESS LIABILITIES – 1.5%				361,365
NET ASSETS – 100.0%				$23,513,962

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $17,287,578 and represents 73.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 99.9%
UNITED STATES(a) – 99.9%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	114,438	$4,184,860
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	75,225	2,830,340
BondBloxx USD High Yield Bond Energy Sector ETF	75,865	2,826,730
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	116,402	4,353,435
BondBloxx USD High Yield Bond Healthcare Sector ETF	69,611	2,419,414
BondBloxx USD High Yield Bond Industrial Sector ETF	196,240	7,358,902
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	190,165	6,503,643
TOTAL EXCHANGE-TRADED FUNDS (Cost - $30,283,640)		30,477,324

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Skandinaviska Enskilda Banken, Stockholm	3.68	05/01/25	$68,688	68,688
TOTAL SHORT-TERM INVESTMENTS (Cost - $68,688)				68,688

TOTAL INVESTMENTS – 100.1% (Cost - $30,352,328)				$30,546,012
OTHER ASSETS LESS LIABILITIES – (0.1)%				(39,104)
NET ASSETS – 100.0%				$30,506,908

(a)	Represents investments in Affiliated Funds.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 0.4%
Lamar Media Corp.	3.63	01/15/31	$220,000	$199,015
Lamar Media Corp.	3.75	02/15/28	220,000	210,085
Lamar Media Corp.	4.00	02/15/30	225,000	210,452
Lamar Media Corp.	4.88	01/15/29	170,000	165,213
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	190,000	199,121
				983,886
AEROSPACE/DEFENSE – 1.9%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	230,000	235,661
Moog, Inc.(1)	4.25	12/15/27	200,000	193,111
Spirit AeroSystems, Inc.	3.85	06/15/26	75,000	73,776
Spirit AeroSystems, Inc.(1)	9.38	11/30/29	400,000	426,172
TransDigm, Inc.(1)	6.00	01/15/33	590,000	589,290
TransDigm, Inc.(1)	6.38	03/01/29	1,080,000	1,101,559
TransDigm, Inc.(1)	6.63	03/01/32	880,000	902,532
TransDigm, Inc.(1)	6.75	08/15/28	840,000	857,929
TransDigm, Inc.(1)	6.88	12/15/30	570,000	587,752
TransDigm, Inc.(1)	7.13	12/01/31	389,000	404,808
				5,372,590
AGRICULTURE – 0.3%
Darling Ingredients, Inc.(1)	5.25	04/15/27	100,000	99,002
Darling Ingredients, Inc.(1)	6.00	06/15/30	500,000	499,087
Turning Point Brands, Inc.(1)	7.63	03/15/32	130,000	135,416
				733,505
AIRLINES – 1.2%
Air Canada(1)	3.88	08/15/26	470,000	461,561
Allegiant Travel Co.(1)	7.25	08/15/27	215,000	198,758
American Airlines, Inc.(1)	7.25	02/15/28	299,000	295,631
American Airlines, Inc.(1)	8.50	05/15/29	390,000	397,729
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	1,175,000	1,140,941
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	805,000	742,136
				3,236,756
APPAREL – 0.5%
Kontoor Brands, Inc.(1)	4.13	11/15/29	170,000	156,407
Levi Strauss & Co.(1)	3.50	03/01/31	200,000	175,506
Under Armour, Inc.	3.25	06/15/26	245,000	237,376
VF Corp.	2.80	04/23/27	205,000	190,458
VF Corp.	2.95	04/23/30	315,000	259,673
VF Corp.	6.00	10/15/33	104,000	89,515
VF Corp.	6.45	11/01/37	100,000	83,999
William Carter Co.(1)	5.63	03/15/27	200,000	194,950
				1,387,884
AUTO MANUFACTURERS – 1.6%
Allison Transmission, Inc.(1)	3.75	01/30/31	360,000	323,749
Allison Transmission, Inc.(1)	4.75	10/01/27	170,000	167,014
Allison Transmission, Inc.(1)	5.88	06/01/29	220,000	220,077

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 1.6% (Continued)
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	$175,000	$167,361
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	170,000	163,116
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	230,000	227,204
Nissan Motor Acceptance Co. LLC(1)	1.85	09/16/26	410,000	387,369
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	45,000	39,805
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	245,000	223,451
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	225,000	220,755
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	180,000	174,154
Nissan Motor Acceptance Co. LLC(1)	6.95	09/15/26	170,000	171,610
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	285,000	291,631
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	825,000	792,277
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	990,000	915,612
				4,485,185
AUTO PARTS & EQUIPMENT – 0.9%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	195,000	196,888
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	195,000	182,865
Dana, Inc.	4.25	09/01/30	150,000	138,496
Dana, Inc.	4.50	02/15/32	135,000	121,596
Dana, Inc.	5.38	11/15/27	170,000	169,003
Dana, Inc.	5.63	06/15/28	170,000	168,739
Forvia SE(1)	8.00	06/15/30	200,000	199,366
Phinia, Inc.(1)	6.63	10/15/32	205,000	201,391
Phinia, Inc.(1)	6.75	04/15/29	180,000	182,146
ZF North America Capital, Inc.(1)	6.75	04/23/30	315,000	287,758
ZF North America Capital, Inc.(1)	6.88	04/14/28	245,000	234,271
ZF North America Capital, Inc.(1)	6.88	04/23/32	265,000	232,861
ZF North America Capital, Inc.(1)	7.13	04/14/30	245,000	225,713
				2,541,093
BANKS – 0.5%
Banc of California	3.25	05/01/31	155,000	146,456
Dresdner Funding Trust I(1)	8.15	06/30/31	390,000	425,416
Popular, Inc.	7.25	03/13/28	155,000	160,246
Standard Chartered PLC(1),(2)	7.01	–	305,000	309,038
Texas Capital Bancshares, Inc.	4.00	05/06/31	145,000	137,975
Valley National Bancorp.	3.00	06/15/31	120,000	109,023
Walker & Dunlop, Inc.(1)	6.63	04/01/33	150,000	152,719
				1,440,873
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	310,000	294,546

BUILDING MATERIALS – 2.9%
Boise Cascade Co.(1)	4.88	07/01/30	170,000	160,712
Builders FirstSource, Inc.(1)	4.25	02/01/32	665,000	599,522
Builders FirstSource, Inc.(1)	5.00	03/01/30	230,000	220,916
Builders FirstSource, Inc.(1)	6.38	06/15/32	275,000	276,844
Builders FirstSource, Inc.(1)	6.38	03/01/34	240,000	238,508
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	1,085,000	1,101,665
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	195,000	199,076

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 2.9% (Continued)
Knife River Corp.(1)	7.75	05/01/31	$180,000	$188,469
Louisiana-Pacific Corp.(1)	3.63	03/15/29	140,000	130,951
Masterbrand, Inc.(1)	7.00	07/15/32	275,000	275,997
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	275,000	275,370
Quikrete Holdings, Inc.(1)	6.38	03/01/32	1,565,000	1,575,143
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	430,000	420,623
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	430,000	441,565
Standard Building Solutions, Inc.(1)	6.50	08/15/32	394,000	399,257
Standard Industries, Inc./NY(1)	3.38	01/15/31	430,000	380,124
Standard Industries, Inc./NY(1)	4.38	07/15/30	625,000	583,512
Standard Industries, Inc./NY(1)	4.75	01/15/28	390,000	382,030
Standard Industries, Inc./NY(1)	5.00	02/15/27	335,000	332,777
				8,183,061
CHEMICALS – 3.4%
Ashland, Inc.(1)	3.38	09/01/31	175,000	151,988
Ashland, Inc.	6.88	05/15/43	110,000	114,108
Avient Corp.(1)	6.25	11/01/31	274,000	271,300
Avient Corp.(1)	7.13	08/01/30	270,000	275,541
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	190,000	196,977
Axalta Coating Systems LLC(1)	3.38	02/15/29	290,000	268,914
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV(1)	4.75	06/15/27	195,000	192,724
Celanese US Holdings LLC	1.40	08/05/26	290,000	276,882
Celanese US Holdings LLC	6.42	07/15/27	311,000	313,800
Celanese US Holdings LLC	6.50	04/15/30	250,000	244,544
Celanese US Holdings LLC	6.58	07/15/29	330,000	333,241
Celanese US Holdings LLC	6.60	11/15/28	525,000	531,215
Celanese US Holdings LLC	6.63	07/15/32	415,000	408,281
Celanese US Holdings LLC	6.75	04/15/33	400,000	375,724
Celanese US Holdings LLC	6.80	11/15/30	415,000	415,252
Celanese US Holdings LLC	6.95	11/15/33	415,000	416,102
Element Solutions, Inc.(1)	3.88	09/01/28	315,000	298,108
HB Fuller Co.	4.00	02/15/27	125,000	121,806
HB Fuller Co.	4.25	10/15/28	125,000	118,037
INEOS Finance PLC(1)	6.75	05/15/28	180,000	175,911
INEOS Finance PLC(1)	7.50	04/15/29	275,000	258,643
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	155,000	149,381
Ingevity Corp.(1)	3.88	11/01/28	225,000	208,126
Methanex Corp.	5.13	10/15/27	270,000	265,271
Methanex Corp.	5.25	12/15/29	270,000	256,753
Methanex Corp.	5.65	12/01/44	130,000	99,943
Methanex US Operations, Inc.(1)	6.25	03/15/32	235,000	222,762
Minerals Technologies, Inc.(1)	5.00	07/01/28	160,000	154,591
NOVA Chemicals Corp.(1)	4.25	05/15/29	225,000	212,864
NOVA Chemicals Corp.(1)	5.25	06/01/27	410,000	405,704
NOVA Chemicals Corp.(1)	7.00	12/01/31	165,000	170,696
NOVA Chemicals Corp.(1)	8.50	11/15/28	155,000	163,552
NOVA Chemicals Corp.(1)	9.00	02/15/30	255,000	272,775
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	140,000	129,805

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.4% (Continued)
OCI NV(1)	6.70	03/16/33	$239,000	$261,019
Olin Corp.	5.00	02/01/30	205,000	192,762
Olin Corp.	5.63	08/01/29	270,000	262,238
Olin Corp.(1)	6.63	04/01/33	235,000	223,274
SNF Group SACA(1)	3.13	03/15/27	140,000	132,966
SNF Group SACA(1)	3.38	03/15/30	135,000	122,177
				9,665,757
COAL – 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	155,000	160,164
SunCoke Energy, Inc.(1)	4.88	06/30/29	200,000	183,949
				344,113
COMMERCIAL SERVICES – 4.7%
ADT Security Corp.(1)	4.13	08/01/29	415,000	392,204
ADT Security Corp.(1)	4.88	07/15/32	275,000	259,782
Adtalem Global Education, Inc.(1)	5.50	03/01/28	175,000	173,147
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	6.13	10/15/26	220,000	219,348
AMN Healthcare, Inc.(1)	4.00	04/15/29	135,000	121,184
AMN Healthcare, Inc.(1)	4.63	10/01/27	200,000	191,800
APi Group DE, Inc.(1)	4.13	07/15/29	90,000	84,121
APi Group DE, Inc.(1)	4.75	10/15/29	155,000	145,914
Belron UK Finance PLC(1)	5.75	10/15/29	440,000	439,877
Block, Inc.	2.75	06/01/26	390,000	380,985
Block, Inc.	3.50	06/01/31	385,000	344,032
Block, Inc.(1)	6.50	05/15/32	790,000	807,009
Boost Newco Borrower LLC(1)	7.50	01/15/31	850,000	897,767
Brink’s Co.(1)	4.63	10/15/27	240,000	236,465
Brink’s Co.(1)	6.50	06/15/29	170,000	173,383
Brink’s Co.(1)	6.75	06/15/32	150,000	153,702
CoreCivic, Inc.	8.25	04/15/29	200,000	211,010
Dcli Bidco LLC(1)	7.75	11/15/29	195,000	181,862
Deluxe Corp.(1)	8.13	09/15/29	185,000	185,480
GEO Group, Inc.	8.63	04/15/29	255,000	268,317
Graham Holdings Co.(1)	5.75	06/01/26	170,000	170,572
Grand Canyon University	5.13	10/01/28	170,000	160,428
Herc Holdings, Inc.(1)	5.50	07/15/27	480,000	475,074
Herc Holdings, Inc.(1)	6.63	06/15/29	320,000	316,501
Korn Ferry(1)	4.63	12/15/27	170,000	164,647
OT Midco, Inc.(1)	10.00	02/15/30	255,000	208,117
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	395,000	377,172
Service Corp. International/US	3.38	08/15/30	335,000	300,249
Service Corp. International/US	4.00	05/15/31	310,000	283,302
Service Corp. International/US	4.63	12/15/27	230,000	226,487
Service Corp. International/US	5.13	06/01/29	305,000	302,187
Service Corp. International/US	5.75	10/15/32	289,000	285,674
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	4.63	11/01/26	105,000	103,645
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	495,000	502,448
TriNet Group, Inc.(1)	3.50	03/01/29	195,000	178,063

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.7% (Continued)
TriNet Group, Inc.(1)	7.13	08/15/31	$160,000	$162,992
United Rentals North America, Inc.	3.75	01/15/32	285,000	254,411
United Rentals North America, Inc.	3.88	11/15/27	295,000	285,142
United Rentals North America, Inc.	3.88	02/15/31	435,000	397,645
United Rentals North America, Inc.	4.00	07/15/30	295,000	275,129
United Rentals North America, Inc.	4.88	01/15/28	655,000	646,262
United Rentals North America, Inc.	5.25	01/15/30	295,000	292,086
United Rentals North America, Inc.	5.50	05/15/27	195,000	194,782
United Rentals North America, Inc.(1)	6.13	03/15/34	435,000	440,236
WEX, Inc.(1)	6.50	03/15/33	215,000	209,275
				13,079,915
COMPUTERS – 1.0%
ASGN, Inc.(1)	4.63	05/15/28	215,000	204,800
Crane NXT Co.	4.20	03/15/48	135,000	80,125
Crowdstrike Holdings, Inc.	3.00	02/15/29	305,000	283,213
Insight Enterprises, Inc.(1)	6.63	05/15/32	195,000	198,054
KBR, Inc.(1)	4.75	09/30/28	100,000	94,902
NCR Atleos Corp.(1)	9.50	04/01/29	530,000	570,714
Seagate HDD Cayman	4.09	06/01/29	195,000	185,310
Seagate HDD Cayman	4.88	06/01/27	250,000	247,667
Seagate HDD Cayman	5.75	12/01/34	200,000	193,186
Seagate HDD Cayman	8.25	12/15/29	190,000	203,947
Seagate HDD Cayman	8.50	07/15/31	120,000	128,491
Seagate HDD Cayman	9.63	12/01/32	295,850	334,193
				2,724,602
COSMETICS/PERSONAL CARE – 0.5%
Edgewell Personal Care Co.(1)	4.13	04/01/29	215,000	201,205
Edgewell Personal Care Co.(1)	5.50	06/01/28	285,000	280,304
Perrigo Finance Unlimited Co.	4.90	06/15/30	305,000	290,566
Perrigo Finance Unlimited Co.	4.90	12/15/44	100,000	77,637
Perrigo Finance Unlimited Co.	6.13	09/30/32	295,000	293,023
Prestige Brands, Inc.(1)	3.75	04/01/31	240,000	216,884
Prestige Brands, Inc.(1)	5.13	01/15/28	170,000	168,968
				1,528,587
DISTRIBUTION/WHOLESALE – 0.3%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	160,000	147,855
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	280,000	270,511
RB Global Holdings, Inc.(1)	6.75	03/15/28	215,000	219,484
Resideo Funding, Inc.(1)	4.00	09/01/29	20,000	18,430
Resideo Funding, Inc.(1)	6.50	07/15/32	245,000	243,343
				899,623
DIVERSIFIED FINANCIAL SERVICES – 6.3%
Acadian Asset Management, Inc.	4.80	07/27/26	125,000	122,404
Ally Financial, Inc.	6.65	01/17/40	200,000	190,632
Ally Financial, Inc.	6.70	02/14/33	195,000	193,799
Bread Financial Holdings, Inc.(1)	9.75	03/15/29	370,000	389,560
Burford Capital Global Finance LLC(1)	6.25	04/15/28	145,000	143,887

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3% (Continued)
Burford Capital Global Finance LLC(1)	6.88	04/15/30	$150,000	$149,831
Burford Capital Global Finance LLC(1)	9.25	07/01/31	270,000	284,795
Credit Acceptance Corp.(1)	6.63	03/15/30	200,000	196,617
Credit Acceptance Corp.(1)	9.25	12/15/28	245,000	259,224
Encore Capital Group, Inc.(1)	8.50	05/15/30	195,000	202,487
Encore Capital Group, Inc.(1)	9.25	04/01/29	200,000	211,368
EZCORP, Inc.(1)	7.38	04/01/32	115,000	120,680
GGAM Finance Ltd.(1)	5.88	03/15/30	40,000	39,821
GGAM Finance Ltd.(1)	6.88	04/15/29	155,000	158,675
GGAM Finance Ltd.(1)	7.75	05/15/26	160,000	161,920
GGAM Finance Ltd.(1)	8.00	02/15/27	270,000	277,438
GGAM Finance Ltd.(1)	8.00	06/15/28	345,000	362,394
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	435,000	433,968
goeasy Ltd.(1)	6.88	05/15/30	160,000	156,213
goeasy Ltd.(1)	7.38	10/01/30	160,000	157,439
goeasy Ltd.(1)	7.63	07/01/29	250,000	252,278
goeasy Ltd.(1)	9.25	12/01/28	215,000	225,279
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	235,000	223,945
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	645,000	634,531
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	550,000	553,003
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	550,000	567,678
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	485,000	451,728
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	120,000	117,687
Jefferson Capital Holdings LLC(1)	6.00	08/15/26	120,000	119,498
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	155,000	162,624
Midcap Financial Issuer Trust(1)	5.63	01/15/30	145,000	127,243
Midcap Financial Issuer Trust(1)	6.50	05/01/28	415,000	396,709
Navient Corp.	4.88	03/15/28	195,000	187,731
Navient Corp.	5.00	03/15/27	270,000	267,528
Navient Corp.	5.50	03/15/29	295,000	279,623
Navient Corp.	5.63	08/01/33	235,000	201,700
Navient Corp.	6.75	06/15/26	195,000	196,940
Navient Corp.	9.38	07/25/30	195,000	207,577
Navient Corp.	11.50	03/15/31	195,000	217,756
OneMain Finance Corp.	3.50	01/15/27	305,000	292,250
OneMain Finance Corp.	3.88	09/15/28	240,000	222,300
OneMain Finance Corp.	4.00	09/15/30	325,000	288,548
OneMain Finance Corp.	5.38	11/15/29	290,000	277,584
OneMain Finance Corp.	6.63	01/15/28	305,000	307,406
OneMain Finance Corp.	6.63	05/15/29	355,000	356,479
OneMain Finance Corp.	6.75	03/15/32	250,000	245,520
OneMain Finance Corp.	7.13	11/15/31	263,000	264,352
OneMain Finance Corp.	7.50	05/15/31	305,000	309,625
OneMain Finance Corp.	7.88	03/15/30	275,000	284,351
OneMain Finance Corp.	9.00	01/15/29	275,000	286,563
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	260,000	242,973
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	210,000	200,226
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	340,000	339,951

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3% (Continued)
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	$260,000	$264,633
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	280,000	292,200
PRA Group, Inc.(1)	5.00	10/01/29	150,000	136,811
PRA Group, Inc.(1)	8.38	02/01/28	140,000	141,487
PRA Group, Inc.(1)	8.88	01/31/30	225,000	232,004
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	2.88	10/15/26	450,000	434,639
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	295,000	274,645
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	495,000	447,876
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	325,000	281,495
SLM Corp.	3.13	11/02/26	295,000	286,007
SLM Corp.	6.50	01/31/30	120,000	123,984
StoneX Group, Inc.(1)	7.88	03/01/31	215,000	224,045
Synchrony Financial	7.25	02/02/33	310,000	316,345
United Wholesale Mortgage LLC(1)	5.50	04/15/29	270,000	261,753
United Wholesale Mortgage LLC(1)	5.75	06/15/27	215,000	212,300
UWM Holdings LLC(1)	6.63	02/01/30	320,000	316,745
				17,769,307
ELECTRIC – 5.0%
AES Corp.	6.95	07/15/55	195,000	182,342
AES Corp.	7.60	01/15/55	375,000	371,461
Algonquin Power & Utilities Corp.	4.75	01/18/82	305,000	286,550
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	160,000	152,131
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	290,000	285,105
Calpine Corp.(1)	3.75	03/01/31	350,000	324,112
Calpine Corp.(1)	4.50	02/15/28	490,000	479,674
Clearway Energy Operating LLC(1)	3.75	02/15/31	370,000	329,697
Clearway Energy Operating LLC(1)	3.75	01/15/32	145,000	125,854
Clearway Energy Operating LLC(1)	4.75	03/15/28	335,000	327,697
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	205,000	207,698
DPL, Inc.	4.35	04/15/29	160,000	152,723
Edison International	7.88	06/15/54	190,000	178,373
Edison International	8.13	06/15/53	195,000	186,155
Electricite de France SA(1),(2)	9.13	–	605,000	678,190
Emera, Inc.	6.75	06/15/76	540,000	542,081
EUSHI Finance, Inc.	7.63	12/15/54	145,000	146,009
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	165,000	144,734
Lightning Power LLC(1)	7.25	08/15/32	590,000	611,775
NRG Energy, Inc.(1)	3.38	02/15/29	195,000	180,975
NRG Energy, Inc.(1)	3.63	02/15/31	400,000	359,803
NRG Energy, Inc.(1)	3.88	02/15/32	190,000	170,077
NRG Energy, Inc.(1)	5.25	06/15/29	285,000	281,920
NRG Energy, Inc.	5.75	01/15/28	325,000	326,546
NRG Energy, Inc.(1)	5.75	07/15/29	315,000	315,093
NRG Energy, Inc.(1)	6.00	02/01/33	370,000	366,406
NRG Energy, Inc.(1)	6.25	11/01/34	370,000	369,715
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	255,000	242,524
PG&E Corp.	5.00	07/01/28	390,000	380,758

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.0% (Continued)
PG&E Corp.	5.25	07/01/30	$390,000	$376,066
Talen Energy Supply LLC(1)	8.63	06/01/30	470,000	502,289
TransAlta Corp.	6.50	03/15/40	125,000	115,327
TransAlta Corp.	7.75	11/15/29	150,000	156,380
Vistra Operations Co. LLC(1)	4.38	05/01/29	490,000	471,782
Vistra Operations Co. LLC(1)	5.00	07/31/27	510,000	505,998
Vistra Operations Co. LLC(1)	5.50	09/01/26	390,000	389,248
Vistra Operations Co. LLC(1)	5.63	02/15/27	510,000	510,109
Vistra Operations Co. LLC(1)	6.88	04/15/32	395,000	409,455
Vistra Operations Co. LLC(1)	7.75	10/15/31	570,000	603,090
XPLR Infrastructure Operating Partners LP(1)	3.88	10/15/26	190,000	183,487
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	230,000	217,676
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	305,000	302,194
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	325,000	326,507
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	360,000	359,542
				14,135,328
ELECTRICAL COMPONENTS & EQUIPMENT – 0.6%
EnerSys(1)	4.38	12/15/27	120,000	116,488
EnerSys(1)	6.63	01/15/32	130,000	132,890
WESCO Distribution, Inc.(1)	6.38	03/15/29	490,000	497,086
WESCO Distribution, Inc.(1)	6.38	03/15/33	300,000	303,768
WESCO Distribution, Inc.(1)	6.63	03/15/32	230,000	234,248
WESCO Distribution, Inc.(1)	7.25	06/15/28	515,000	522,287
				1,806,767
ELECTRONICS – 1.0%
Atkore, Inc.(1)	4.25	06/01/31	170,000	151,022
Coherent Corp.(1)	5.00	12/15/29	390,000	373,916
Imola Merger Corp.(1)	4.75	05/15/29	805,000	769,741
Sensata Technologies BV(1)	4.00	04/15/29	390,000	359,330
Sensata Technologies BV(1)	5.88	09/01/30	195,000	190,037
Sensata Technologies, Inc.(1)	3.75	02/15/31	305,000	267,053
Sensata Technologies, Inc.(1)	4.38	02/15/30	180,000	166,175
Sensata Technologies, Inc.(1)	6.63	07/15/32	195,000	193,404
TTM Technologies, Inc.(1)	4.00	03/01/29	200,000	186,126
				2,656,804
ENERGY-ALTERNATE SOURCES – 0.3%
TerraForm Power Operating LLC(1)	4.75	01/15/30	290,000	273,606
TerraForm Power Operating LLC(1)	5.00	01/31/28	270,000	263,222
Topaz Solar Farms LLC(1)	5.75	09/30/39	198,146	185,356
				722,184
ENGINEERING & CONSTRUCTION – 0.6%
AECOM	5.13	03/15/27	390,000	389,488
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners Colombia SAS(1)	7.88	02/03/30	195,000	194,920
Dycom Industries, Inc.(1)	4.50	04/15/29	200,000	188,571
Fluor Corp.	4.25	09/15/28	210,000	203,681
HTA Group Ltd./Mauritius(1)	7.50	06/04/29	335,000	336,693

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.6% (Continued)
TopBuild Corp.(1)	3.63	03/15/29	$175,000	$162,845
TopBuild Corp.(1)	4.13	02/15/32	190,000	171,154
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	155,000	145,123
				1,792,475
ENTERTAINMENT – 1.8%
Caesars Entertainment, Inc.(1)	6.50	02/15/32	595,000	598,631
Caesars Entertainment, Inc.(1)	7.00	02/15/30	785,000	804,051
International Game Technology PLC(1)	5.25	01/15/29	280,000	274,010
International Game Technology PLC(1)	6.25	01/15/27	305,000	306,652
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	200,000	191,688
Live Nation Entertainment, Inc.(1)	6.50	05/15/27	485,000	490,630
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/16/29	395,000	340,303
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	130,000	104,318
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	160,000	155,699
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	335,000	338,281
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	140,000	134,392
Vail Resorts, Inc.(1)	6.50	05/15/32	245,000	248,342
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	295,000	284,746
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	320,000	309,545
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	390,000	402,716
				4,984,004
ENVIRONMENTAL CONTROL – 0.7%
Clean Harbors, Inc.(1)	4.88	07/15/27	210,000	207,015
Clean Harbors, Inc.(1)	5.13	07/15/29	130,000	127,780
Clean Harbors, Inc.(1)	6.38	02/01/31	205,000	209,000
GFL Environmental, Inc.(1)	4.00	08/01/28	300,000	286,054
GFL Environmental, Inc.(1)	4.38	08/15/29	200,000	191,119
GFL Environmental, Inc.(1)	4.75	06/15/29	300,000	291,380
GFL Environmental, Inc.(1)	6.75	01/15/31	400,000	416,300
Wrangler Holdco Corp.(1)	6.63	04/01/32	200,000	205,510
				1,934,158
FOOD – 2.6%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.25	03/15/26	130,000	127,726
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	520,000	485,754
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.63	01/15/27	680,000	673,002
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	390,000	377,260
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.88	02/15/28	185,000	185,047
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	295,000	299,619
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	70,000	71,183
Ingles Markets, Inc.(1)	4.00	06/15/31	140,000	126,860
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	380,000	356,923
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	270,000	247,624
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	200,000	197,365
Performance Food Group, Inc.(1)	4.25	08/01/29	400,000	379,137
Performance Food Group, Inc.(1)	5.50	10/15/27	415,000	412,042
Performance Food Group, Inc.(1)	6.13	09/15/32	390,000	390,603

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.6% (Continued)
Pilgrim’s Pride Corp.	3.50	03/01/32	$350,000	$310,912
Pilgrim’s Pride Corp.	4.25	04/15/31	335,000	317,042
Pilgrim’s Pride Corp.	6.25	07/01/33	380,000	396,249
Pilgrim’s Pride Corp.	6.88	05/15/34	195,000	211,564
Post Holdings, Inc.(1)	6.25	02/15/32	395,000	398,555
Safeway, Inc.	7.25	02/01/31	115,000	118,341
US Foods, Inc.(1)	4.63	06/01/30	270,000	257,471
US Foods, Inc.(1)	4.75	02/15/29	350,000	340,407
US Foods, Inc.(1)	5.75	04/15/33	120,000	117,841
US Foods, Inc.(1)	6.88	09/15/28	225,000	230,910
US Foods, Inc.(1)	7.25	01/15/32	195,000	204,235
				7,233,672
GAS – 0.5%
AltaGas Ltd.(1)	7.20	10/15/54	355,000	347,586
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	500,000	513,361
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	490,000	503,580
				1,364,527
HEALTHCARE-PRODUCTS – 1.4%
Avantor Funding, Inc.(1)	3.88	11/01/29	320,000	295,738
Avantor Funding, Inc.(1)	4.63	07/15/28	620,000	596,761
Hologic, Inc.(1)	3.25	02/15/29	380,000	355,261
Hologic, Inc.(1)	4.63	02/01/28	150,000	147,655
Medline Borrower LP(1)	3.88	04/01/29	1,760,000	1,643,531
Medline Borrower LP/Medline Co.-Issuer, Inc.(1)	6.25	04/01/29	590,000	595,253
Teleflex, Inc.(1)	4.25	06/01/28	195,000	186,860
Teleflex, Inc.	4.63	11/15/27	195,000	190,523
				4,011,582
HEALTHCARE-SERVICES – 3.2%
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	220,000	201,623
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	165,000	145,232
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	220,000	209,390
DaVita, Inc.(1)	3.75	02/15/31	585,000	514,817
DaVita, Inc.(1)	4.63	06/01/30	1,075,000	1,000,659
DaVita, Inc.(1)	6.88	09/01/32	395,000	399,108
Encompass Health Corp.	4.50	02/01/28	320,000	315,748
Encompass Health Corp.	4.63	04/01/31	160,000	152,451
Encompass Health Corp.	4.75	02/01/30	320,000	311,254
IQVIA, Inc.(1)	5.00	10/15/26	410,000	407,671
IQVIA, Inc.(1)	5.00	05/15/27	435,000	431,890
IQVIA, Inc.(1)	6.50	05/15/30	195,000	198,308
Molina Healthcare, Inc.(1)	3.88	11/15/30	255,000	230,086
Molina Healthcare, Inc.(1)	3.88	05/15/32	280,000	246,916
Molina Healthcare, Inc.(1)	4.38	06/15/28	318,000	305,954
Molina Healthcare, Inc.(1)	6.25	01/15/33	305,000	302,906
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	170,000	164,083
Tenet Healthcare Corp.	4.25	06/01/29	558,000	532,034
Tenet Healthcare Corp.	4.38	01/15/30	570,000	540,720

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.2% (Continued)
Tenet Healthcare Corp.	4.63	06/15/28	$320,000	$311,875
Tenet Healthcare Corp.	5.13	11/01/27	580,000	575,648
Tenet Healthcare Corp.	6.13	06/15/30	575,000	577,690
Tenet Healthcare Corp.	6.75	05/15/31	645,000	661,650
Toledo Hospital	4.98	11/15/45	85,000	64,520
Toledo Hospital	5.33	11/15/28	135,000	130,016
Toledo Hospital	6.02	11/15/48	175,000	153,435
				9,085,684
HOLDING COMPANIES-DIVERS – 0.3%
Benteler International AG(1)	10.50	05/15/28	200,000	204,403
Stena International SA(1)	7.25	01/15/31	355,000	350,767
Stena International SA(1)	7.63	02/15/31	145,000	146,061
				701,231
HOME BUILDERS – 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	135,000	125,044
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	160,000	146,831
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.63	01/15/28	95,000	94,913
Century Communities, Inc.(1)	3.88	08/15/29	195,000	174,145
Century Communities, Inc.	6.75	06/01/27	195,000	195,205
Dream Finders Homes, Inc.(1)	8.25	08/15/28	130,000	133,604
Forestar Group, Inc.(1)	5.00	03/01/28	260,000	252,858
Forestar Group, Inc.(1)	6.50	03/15/33	60,000	58,412
Installed Building Products, Inc.(1)	5.75	02/01/28	125,000	122,973
KB Home	4.00	06/15/31	115,000	103,746
KB Home	4.80	11/15/29	125,000	120,766
KB Home	6.88	06/15/27	125,000	128,244
KB Home	7.25	07/15/30	160,000	163,979
LGI Homes, Inc.(1)	4.00	07/15/29	125,000	108,901
LGI Homes, Inc.(1)	7.00	11/15/32	145,000	133,983
LGI Homes, Inc.(1)	8.75	12/15/28	170,000	171,773
M/I Homes, Inc.	3.95	02/15/30	120,000	109,056
M/I Homes, Inc.	4.95	02/01/28	155,000	151,759
Mattamy Group Corp.(1)	4.63	03/01/30	230,000	210,629
Mattamy Group Corp.(1)	5.25	12/15/27	205,000	199,319
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	185,000	179,748
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	120,000	113,595
STL Holding Co. LLC(1)	8.75	02/15/29	125,000	127,095
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	160,000	155,172
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	195,000	195,264
Taylor Morrison Communities, Inc.(1)	5.88	06/15/27	215,000	216,240
Thor Industries, Inc.(1)	4.00	10/15/29	200,000	180,125
Tri Pointe Homes, Inc.	5.70	06/15/28	255,000	255,109
				4,328,488
HOME FURNISHINGS – 0.2%
Somnigroup International, Inc.(1)	3.88	10/15/31	315,000	276,897
Somnigroup International, Inc.(1)	4.00	04/15/29	315,000	292,839
				569,736

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.2%
Central Garden & Pet Co.	4.13	10/15/30	$220,000	$201,765
Central Garden & Pet Co.(1)	4.13	04/30/31	145,000	130,676
Central Garden & Pet Co.	5.13	02/01/28	120,000	118,752
				451,193
HOUSEWARES – 0.4%
Newell Brands, Inc.	6.38	09/15/27	195,000	190,698
Newell Brands, Inc.	6.38	05/15/30	295,000	269,274
Newell Brands, Inc.	6.63	09/15/29	195,000	183,289
Newell Brands, Inc.	6.63	05/15/32	195,000	175,301
Newell Brands, Inc.	6.88	04/01/36	185,000	161,488
Newell Brands, Inc.	7.00	04/01/46	240,000	185,868
				1,165,918
INSURANCE – 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	310,000	302,985
Assurant, Inc.	7.00	03/27/48	145,000	144,383
Constellation Insurance, Inc.(1)	6.63	05/01/31	25,000	24,927
Constellation Insurance, Inc.(1)	6.80	01/24/30	240,000	232,975
Global Atlantic Finance Co.(1)	4.70	10/15/51	180,000	171,130
Global Atlantic Finance Co.(1)	7.95	10/15/54	360,000	366,487
Liberty Mutual Group, Inc.(1)	4.13	12/15/51	200,000	188,953
Liberty Mutual Group, Inc.(1)	4.30	02/01/61	545,000	340,035
Liberty Mutual Group, Inc.(1)	7.80	03/15/37	20,000	22,414
Ryan Specialty LLC(1)	4.38	02/01/30	159,000	151,021
Ryan Specialty LLC(1)	5.88	08/01/32	470,000	464,631
Wilton RE Ltd.(1),(2)	6.00	–	160,000	158,793
				2,568,734
INTERNET – 1.9%
Cogent Communications Group LLC(1)	3.50	05/01/26	200,000	196,375
Gen Digital, Inc.(1)	6.25	04/01/33	375,000	374,926
Gen Digital, Inc.(1)	6.75	09/30/27	355,000	361,155
Gen Digital, Inc.(1)	7.13	09/30/30	234,000	241,187
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	325,000	303,180
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	235,000	233,173
Match Group Holdings II LLC(1)	3.63	10/01/31	195,000	167,374
Match Group Holdings II LLC(1)	4.13	08/01/30	200,000	181,028
Match Group Holdings II LLC(1)	4.63	06/01/28	200,000	192,669
Match Group Holdings II LLC(1)	5.00	12/15/27	175,000	172,304
Match Group Holdings II LLC(1)	5.63	02/15/29	140,000	136,742
Rakuten Group, Inc.(1)	9.75	04/15/29	785,000	830,234
Rakuten Group, Inc.(1)	11.25	02/15/27	705,000	755,760
Snap, Inc.(1)	6.88	03/01/33	590,000	589,752
Wayfair LLC(1)	7.25	10/31/29	320,000	293,087
Wayfair LLC(1)	7.75	09/15/30	275,000	251,578
Ziff Davis, Inc.(1)	4.63	10/15/30	185,000	163,683
				5,444,207

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 0.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	$280,000	$233,772
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	05/15/27	570,000	541,262
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.25	05/15/26	293,000	292,190
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	295,000	279,034
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	270,000	266,828
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	195,000	190,919
Prospect Capital Corp.	3.36	11/15/26	210,000	196,890
Prospect Capital Corp.	3.44	10/15/28	25,000	21,889
				2,022,784
IRON/STEEL – 1.7%
Big River Steel LLC/BRS Finance Corp.(1)	6.63	01/31/29	300,000	302,149
Carpenter Technology Corp.	6.38	07/15/28	155,000	155,264
Carpenter Technology Corp.	7.63	03/15/30	120,000	123,613
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	145,000	132,880
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	125,000	107,368
Cleveland-Cliffs, Inc.	5.88	06/01/27	220,000	217,259
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	295,000	284,436
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	350,000	339,389
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	558,000	524,930
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	350,000	329,276
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	335,000	324,484
Commercial Metals Co.	3.88	02/15/31	205,000	183,968
Commercial Metals Co.	4.13	01/15/30	160,000	150,582
Mineral Resources Ltd.(1)	8.00	11/01/27	220,000	209,232
Mineral Resources Ltd.(1)	8.13	05/01/27	293,000	285,214
Mineral Resources Ltd.(1)	8.50	05/01/30	250,000	227,367
Mineral Resources Ltd.(1)	9.25	10/01/28	440,000	416,664
United States Steel Corp.	6.65	06/01/37	115,000	111,809
United States Steel Corp.	6.88	03/01/29	194,000	194,870
				4,620,754
LEISURE TIME – 3.1%
Acushnet Co.(1)	7.38	10/15/28	140,000	145,024
Amer Sports Co.(1)	6.75	02/16/31	320,000	324,090
Carnival Corp.(1)	5.75	03/01/27	1,065,000	1,062,035
Carnival Corp.(1)	5.75	03/15/30	385,000	382,564
Carnival Corp.(1)	6.00	05/01/29	785,000	781,214
Carnival Corp.(1)	6.13	02/15/33	785,000	778,853
Life Time, Inc.(1)	6.00	11/15/31	195,000	194,548
NCL Corp. Ltd.(1)	5.88	02/15/27	395,000	393,430
NCL Corp. Ltd.(1)	8.13	01/15/29	310,000	324,853
Royal Caribbean Cruises Ltd.	3.70	03/15/28	45,000	43,166
Royal Caribbean Cruises Ltd.(1)	4.25	07/01/26	270,000	266,498
Royal Caribbean Cruises Ltd.(1)	5.38	07/15/27	390,000	389,820
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	400,000	400,463
Royal Caribbean Cruises Ltd.(1)	5.50	04/01/28	735,000	734,797
Royal Caribbean Cruises Ltd.(1)	5.63	09/30/31	640,000	635,555
Royal Caribbean Cruises Ltd.(1)	6.00	02/01/33	740,000	742,548

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 3.1% (Continued)
Royal Caribbean Cruises Ltd.(1)	6.25	03/15/32	$580,000	$589,186
Royal Caribbean Cruises Ltd.	7.50	10/15/27	30,000	31,615
Viking Ocean Cruises Ship VII Ltd.(1)	5.63	02/15/29	155,000	153,576
VOC Escrow Ltd.(1)	5.00	02/15/28	265,000	260,124
				8,633,959
LODGING – 2.4%
Boyd Gaming Corp.	4.75	12/01/27	395,000	387,631
Boyd Gaming Corp.(1)	4.75	06/15/31	365,000	340,651
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	255,000	255,019
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	585,000	518,023
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	315,000	296,481
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	430,000	394,724
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	390,000	382,517
Hilton Domestic Operating Co., Inc.(1)	5.75	05/01/28	195,000	195,285
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	214,000	216,389
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	390,000	390,061
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	180,000	182,563
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	365,000	357,984
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	4.88	04/01/27	235,000	234,315
MGM Resorts International	4.63	09/01/26	195,000	193,528
MGM Resorts International	4.75	10/15/28	330,000	318,537
MGM Resorts International	5.50	04/15/27	285,000	284,365
MGM Resorts International	6.13	09/15/29	200,000	199,280
MGM Resorts International	6.50	04/15/32	330,000	325,418
Travel + Leisure Co.(1)	4.50	12/01/29	230,000	215,773
Travel + Leisure Co.(1)	4.63	03/01/30	175,000	163,112
Travel + Leisure Co.	6.00	04/01/27	100,000	100,653
Travel + Leisure Co.(1)	6.63	07/31/26	310,000	312,412
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	200,000	192,263
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.(1)	5.25	05/15/27	370,000	366,543
				6,823,527
MACHINERY-CONSTRUCTION & MINING – 0.4%
BWX Technologies, Inc.(1)	4.13	06/30/28	145,000	139,427
BWX Technologies, Inc.(1)	4.13	04/15/29	170,000	162,093
Terex Corp.(1)	5.00	05/15/29	245,000	234,593
Terex Corp.(1)	6.25	10/15/32	285,000	273,065
Vertiv Group Corp.(1)	4.13	11/15/28	335,000	323,929
				1,133,107
MACHINERY-DIVERSIFIED – 0.4%
ATS Corp.(1)	4.13	12/15/28	140,000	130,037
Chart Industries, Inc.(1)	7.50	01/01/30	575,000	597,275
Esab Corp.(1)	6.25	04/15/29	275,000	279,367
Mueller Water Products, Inc.(1)	4.00	06/15/29	190,000	178,582
				1,185,261

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 5.7%
AMC Networks, Inc.(1)	10.25	01/15/29	$350,000	$360,267
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	755,000	682,855
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	270,000	227,622
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	370,000	343,918
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	650,000	577,937
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	510,000	444,112
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	785,000	741,884
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	265,000	240,052
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	535,000	522,416
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	710,000	700,884
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	330,000	323,203
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	165,000	164,919
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	330,000	333,258
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	245,000	252,491
Directv Financing LLC(1)	8.88	02/01/30	295,000	281,799
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	1,295,000	1,252,768
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	810,000	767,670
Nexstar Media, Inc.(1)	4.75	11/01/28	335,000	315,787
Nexstar Media, Inc.(1)	5.63	07/15/27	735,000	728,775
Paramount Global	6.25	02/28/57	260,000	240,297
Paramount Global	6.38	03/30/62	390,000	375,441
Sirius XM Radio LLC(1)	3.13	09/01/26	390,000	379,857
Sirius XM Radio LLC(1)	3.88	09/01/31	590,000	506,763
Sirius XM Radio LLC(1)	4.00	07/15/28	785,000	739,150
Sirius XM Radio LLC(1)	4.13	07/01/30	585,000	523,953
Sirius XM Radio LLC(1)	5.00	08/01/27	585,000	578,492
Sirius XM Radio LLC(1)	5.50	07/01/29	490,000	477,699
Sunrise FinCo I BV(1)	4.88	07/15/31	495,000	454,311
TEGNA, Inc.	4.63	03/15/28	390,000	374,097
TEGNA, Inc.	5.00	09/15/29	435,000	405,760
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	360,000	323,985
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	558,000	537,959
VZ Secured Financing BV(1)	5.00	01/15/32	750,000	655,219
Ziggo BV(1)	4.88	01/15/30	235,000	216,630
				16,052,230
METAL FABRICATE/HARDWARE – 0.2%
Advanced Drainage Systems, Inc.(1)	5.00	09/30/27	135,000	133,627
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	195,000	198,202
Vallourec SACA(1)	7.50	04/15/32	320,000	331,706
				663,535
MINING – 1.6%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	320,000	297,641
Alcoa Nederland Holding BV(1)	7.13	03/15/31	180,000	185,642
Alumina Pty Ltd.(1)	6.13	03/15/30	175,000	173,730
Alumina Pty Ltd.(1)	6.38	09/15/32	200,000	194,915
Arsenal AIC Parent LLC(1)	8.00	10/01/30	275,000	285,070
Constellium SE(1)	3.75	04/15/29	199,000	183,078
Constellium SE(1)	5.63	06/15/28	130,000	128,045

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.6% (Continued)
Constellium SE(1)	6.38	08/15/32	$135,000	$132,999
FMG Resources August 2006 Pty Ltd.(1)	4.38	04/01/31	580,000	525,493
FMG Resources August 2006 Pty Ltd.(1)	4.50	09/15/27	245,000	239,221
FMG Resources August 2006 Pty Ltd.(1)	5.88	04/15/30	270,000	267,242
FMG Resources August 2006 Pty Ltd.(1)	6.13	04/15/32	320,000	315,662
Novelis Corp.(1)	3.25	11/15/26	305,000	296,115
Novelis Corp.(1)	3.88	08/15/31	295,000	254,895
Novelis Corp.(1)	4.75	01/30/30	635,000	591,126
Novelis Corp.(1)	6.88	01/30/30	280,000	284,332
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	140,000	145,425
				4,500,631
MISCELLANEOUS MANUFACTURER – 0.7%
Amsted Industries, Inc.(1)	4.63	05/15/30	155,000	146,657
Amsted Industries, Inc.(1)	6.38	03/15/33	200,000	201,091
Axon Enterprise, Inc.(1)	6.13	03/15/30	390,000	397,762
Axon Enterprise, Inc.(1)	6.25	03/15/33	290,000	296,301
Enpro, Inc.	5.75	10/15/26	135,000	134,861
Hillenbrand, Inc.	3.75	03/01/31	135,000	117,337
Hillenbrand, Inc.	5.00	09/15/26	160,000	157,798
Hillenbrand, Inc.	6.25	02/15/29	190,000	189,127
Trinity Industries, Inc.(1)	7.75	07/15/28	244,000	251,741
				1,892,675
OFFICE FURNISHINGS – 0.1%
Steelcase, Inc.	5.13	01/18/29	185,000	176,018

OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.(1)	10.25	10/15/30	160,000	163,211
Zebra Technologies Corp.(1)	6.50	06/01/32	195,000	196,098
				359,309
OIL & GAS – 6.0%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	170,000	165,131
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	230,000	227,833
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	8.25	12/31/28	205,000	207,292
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	140,000	164,809
Baytex Energy Corp.(1)	7.38	03/15/32	250,000	215,815
Baytex Energy Corp.(1)	8.50	04/30/30	310,000	288,371
Chord Energy Corp.(1)	6.75	03/15/33	300,000	292,333
Civitas Resources, Inc.(1)	5.00	10/15/26	225,000	218,717
Civitas Resources, Inc.(1)	8.38	07/01/28	530,000	521,356
Civitas Resources, Inc.(1)	8.63	11/01/30	205,000	197,794
Civitas Resources, Inc.(1)	8.75	07/01/31	665,000	632,933
CNX Resources Corp.(1)	6.00	01/15/29	200,000	194,225
CNX Resources Corp.(1)	7.25	03/01/32	225,000	225,113
CNX Resources Corp.(1)	7.38	01/15/31	210,000	210,417
Crescent Energy Finance LLC(1)	7.38	01/15/33	390,000	345,533
Crescent Energy Finance LLC(1)	7.63	04/01/32	435,000	395,753
Crescent Energy Finance LLC(1)	9.25	02/15/28	390,000	394,686
Diamond Foreign Asset Co./Diamond Finance LLC(1)	8.50	10/01/30	215,000	205,778

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 6.0% (Continued)
Energean PLC(1)	6.50	04/30/27	$175,000	$172,266
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	250,000	234,320
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	185,000	169,162
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	235,000	211,811
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	235,000	227,630
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	195,000	169,873
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	195,000	165,960
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	390,000	340,295
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	235,000	223,773
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	295,000	296,019
Matador Resources Co.(1)	6.25	04/15/33	305,000	288,651
Matador Resources Co.(1)	6.50	04/15/32	355,000	342,377
Matador Resources Co.(1)	6.88	04/15/28	195,000	194,100
MEG Energy Corp.(1)	5.88	02/01/29	245,000	236,643
Murphy Oil Corp.	5.88	12/01/42	129,000	94,727
Murphy Oil Corp.	6.00	10/01/32	245,000	223,152
Noble Finance II LLC(1)	8.00	04/15/30	565,000	538,819
Parkland Corp.(1)	4.50	10/01/29	315,000	297,355
Parkland Corp.(1)	4.63	05/01/30	315,000	296,848
Parkland Corp.(1)	5.88	07/15/27	170,000	168,684
Parkland Corp.(1)	6.63	08/15/32	220,000	219,205
PBF Holding Co. LLC/PBF Finance Corp.	6.00	02/15/28	330,000	291,583
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	195,000	160,653
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	300,000	264,416
Permian Resources Operating LLC(1)	5.88	07/01/29	290,000	283,497
Permian Resources Operating LLC(1)	6.25	02/01/33	390,000	381,729
Permian Resources Operating LLC(1)	7.00	01/15/32	390,000	393,011
Permian Resources Operating LLC(1)	8.00	04/15/27	205,000	208,769
Permian Resources Operating LLC(1)	9.88	07/15/31	126,000	136,555
Range Resources Corp.(1)	4.75	02/15/30	220,000	208,180
Range Resources Corp.	8.25	01/15/29	220,000	225,490
Seadrill Finance Ltd.(1)	8.38	08/01/30	240,000	225,042
SM Energy Co.	6.50	07/15/28	155,000	148,735
SM Energy Co.	6.63	01/15/27	170,000	167,197
SM Energy Co.	6.75	09/15/26	150,000	148,772
SM Energy Co.(1)	6.75	08/01/29	300,000	280,549
SM Energy Co.(1)	7.00	08/01/32	295,000	272,254
Sunoco LP(1)	6.25	07/01/33	390,000	389,799
Sunoco LP(1)	7.00	05/01/29	295,000	303,590
Sunoco LP(1)	7.25	05/01/32	295,000	306,203
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	315,000	298,821
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	315,000	296,749
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	155,000	154,394
Sunoco LP/Sunoco Finance Corp.	6.00	04/15/27	235,000	234,432
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	195,000	199,879
Valaris Ltd.(1)	8.38	04/30/30	445,000	417,371
Viper Energy, Inc.(1)	5.38	11/01/27	160,000	159,296
Viper Energy, Inc.(1)	7.38	11/01/31	170,000	176,640
				16,949,165

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 1.1%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.25	04/01/28	$315,000	$314,757
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	296,000	294,650
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.88	04/01/27	98,000	97,956
Bristow Group, Inc.(1)	6.88	03/01/28	160,000	155,414
Enerflex Ltd.(1)	9.00	10/15/27	221,000	226,807
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	125,000	126,684
Kodiak Gas Services LLC(1)	7.25	02/15/29	305,000	310,055
Oceaneering International, Inc.	6.00	02/01/28	80,000	76,135
TGS ASA(1)	8.50	01/15/30	215,000	213,508
USA Compression Partners LP/USA Compression Finance Corp.	6.88	09/01/27	300,000	297,744
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	390,000	394,162
Weatherford International Ltd.(1)	8.63	04/30/30	625,000	620,016
				3,127,888
PACKAGING & CONTAINERS – 2.1%
Ball Corp.	2.88	08/15/30	509,000	451,098
Ball Corp.	3.13	09/15/31	325,000	284,163
Ball Corp.	6.00	06/15/29	390,000	398,442
Ball Corp.	6.88	03/15/28	305,000	312,660
Berry Global, Inc.(1)	5.63	07/15/27	195,000	194,947
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	185,000	180,517
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	200,000	201,698
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	560,000	573,058
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	200,000	203,459
Crown Americas LLC	5.25	04/01/30	195,000	194,774
Crown Americas LLC/Crown Americas Capital Corp. V	4.25	09/30/26	175,000	172,703
Crown Cork & Seal Co., Inc.	7.38	12/15/26	135,000	138,957
Graphic Packaging International LLC(1)	3.50	03/15/28	280,000	264,489
Graphic Packaging International LLC(1)	3.75	02/01/30	285,000	262,220
Graphic Packaging International LLC(1)	4.75	07/15/27	165,000	162,425
Graphic Packaging International LLC(1)	6.38	07/15/32	60,000	60,370
OI European Group BV(1)	4.75	02/15/30	170,000	157,570
Sealed Air Corp.(1)	4.00	12/01/27	175,000	169,009
Sealed Air Corp.(1)	5.00	04/15/29	175,000	170,383
Sealed Air Corp.(1)	6.50	07/15/32	115,000	117,059
Sealed Air Corp.(1)	6.88	07/15/33	190,000	197,378
Sealed Air Corp./Sealed Air Corp. US(1)	6.13	02/01/28	310,000	312,559
Sealed Air Corp./Sealed Air Corp. US(1)	7.25	02/15/31	180,000	187,668
Silgan Holdings, Inc.	4.13	02/01/28	240,000	230,758
TriMas Corp.(1)	4.13	04/15/29	175,000	163,909
				5,762,273
PHARMACEUTICALS – 1.4%
180 Medical, Inc.(1)	3.88	10/15/29	200,000	187,522
CVS Health Corp.	6.75	12/10/54	205,000	204,132
CVS Health Corp.	7.00	03/10/55	985,000	998,838
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	12.25	04/15/29	320,000	341,144
Jazz Securities DAC(1)	4.38	01/15/29	590,000	560,463
Mallinckrodt International Finance SA/Mallinckrodt CB LLC(1)	14.75	11/14/28	195,000	204,229

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 1.4% (Continued)
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	$825,000	$778,733
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	195,000	184,117
Owens & Minor, Inc.(1)	10.00	04/15/30	400,000	413,347
				3,872,525
PIPELINES – 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	295,000	288,219
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	255,000	254,310
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	255,000	253,701
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	235,000	237,685
Buckeye Partners LP	3.95	12/01/26	235,000	229,333
Buckeye Partners LP	4.13	12/01/27	158,000	151,942
Buckeye Partners LP(1)	4.50	03/01/28	195,000	188,190
Buckeye Partners LP	5.60	10/15/44	120,000	98,432
Buckeye Partners LP	5.85	11/15/43	155,000	130,290
Buckeye Partners LP(1)	6.75	02/01/30	195,000	198,600
Buckeye Partners LP(1)	6.88	07/01/29	240,000	244,752
CNX Midstream Partners LP(1)	4.75	04/15/30	170,000	156,638
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	550,000	528,372
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	195,000	205,370
DT Midstream, Inc.(1)	4.13	06/15/29	440,000	413,485
DT Midstream, Inc.(1)	4.38	06/15/31	385,000	354,998
Energy Transfer LP	7.13	10/01/54	145,000	144,128
Energy Transfer LP	8.00	05/15/54	340,000	353,277
Excelerate Energy LP(1)	8.00	05/15/30	320,000	325,388
Harvest Midstream I LP(1)	7.50	09/01/28	265,000	268,472
Harvest Midstream I LP(1)	7.50	05/15/32	245,000	249,605
Hess Midstream Operations LP(1)	4.25	02/15/30	295,000	277,219
Hess Midstream Operations LP(1)	5.13	06/15/28	215,000	210,706
Hess Midstream Operations LP(1)	5.50	10/15/30	160,000	156,411
Hess Midstream Operations LP(1)	5.88	03/01/28	325,000	325,955
Hess Midstream Operations LP(1)	6.50	06/01/29	225,000	228,721
Kinetik Holdings LP(1)	5.88	06/15/30	415,000	405,901
Kinetik Holdings LP(1)	6.63	12/15/28	395,000	398,225
Northriver Midstream Finance LP(1)	6.75	07/15/32	250,000	248,693
NuStar Logistics LP	5.63	04/28/27	235,000	234,458
NuStar Logistics LP	6.00	06/01/26	200,000	200,235
NuStar Logistics LP	6.38	10/01/30	215,000	218,490
Rockies Express Pipeline LLC(1)	4.80	05/15/30	150,000	140,686
Rockies Express Pipeline LLC(1)	4.95	07/15/29	235,000	224,913
Rockies Express Pipeline LLC(1)	6.75	03/15/33	175,000	178,025
Rockies Express Pipeline LLC(1)	6.88	04/15/40	195,000	184,269
Rockies Express Pipeline LLC(1)	7.50	07/15/38	90,000	88,425
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.50	03/01/55	130,000	127,917
South Bow Canadian Infrastructure Holdings Ltd.(1)	7.63	03/01/55	305,000	305,037
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	490,000	449,340
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	495,000	418,034
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	490,000	440,695

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.5% (Continued)
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	$390,000	$390,493
Venture Global LNG, Inc.(1)	7.00	01/15/30	600,000	565,689
Venture Global LNG, Inc.(1)	8.13	06/01/28	885,000	879,623
Venture Global LNG, Inc.(1)	8.38	06/01/31	880,000	849,452
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,195,000	1,239,045
Venture Global LNG, Inc.(1)	9.88	02/01/32	785,000	797,551
				15,459,395
REAL ESTATE – 0.6%
Cushman & Wakefield US Borrower LLC(1)	6.75	05/15/28	250,000	251,399
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	160,000	171,330
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	170,000	178,674
Howard Hughes Corp.(1)	4.13	02/01/29	255,000	233,811
Howard Hughes Corp.(1)	4.38	02/01/31	255,000	226,356
Howard Hughes Corp.(1)	5.38	08/01/28	295,000	284,484
Newmark Group, Inc.	7.50	01/12/29	195,000	204,016
				1,550,070
REAL ESTATE INVESTMENT TRUST (REITS) – 3.6%
Brandywine Operating Partnership LP	3.95	11/15/27	190,000	179,252
Brandywine Operating Partnership LP	4.55	10/01/29	135,000	123,317
Brandywine Operating Partnership LP	8.30	03/15/28	145,000	150,015
Brandywine Operating Partnership LP	8.88	04/12/29	150,000	157,476
CTR Partnership LP/CareTrust Capital Corp.(1)	3.88	06/30/28	160,000	155,804
Global Net Lease, Inc./Global Net Lease Operating Partnership LP(1)	3.75	12/15/27	195,000	183,373
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	295,000	275,944
Iron Mountain, Inc.(1)	4.50	02/15/31	435,000	403,424
Iron Mountain, Inc.(1)	4.88	09/15/27	390,000	384,828
Iron Mountain, Inc.(1)	4.88	09/15/29	410,000	395,346
Iron Mountain, Inc.(1)	5.00	07/15/28	195,000	190,866
Iron Mountain, Inc.(1)	5.25	03/15/28	319,000	314,356
Iron Mountain, Inc.(1)	5.25	07/15/30	510,000	494,746
Iron Mountain, Inc.(1)	5.63	07/15/32	245,000	237,855
Iron Mountain, Inc.(1)	6.25	01/15/33	480,000	479,554
Iron Mountain, Inc.(1)	7.00	02/15/29	390,000	400,890
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	240,000	234,042
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.75	06/15/29	260,000	249,124
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	7.00	07/15/31	195,000	200,549
Necessity Retail REIT, Inc./American Finance Operating Partner LP(1)	4.50	09/30/28	195,000	184,038
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	4.88	05/15/29	300,000	281,159
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	5.88	10/01/28	245,000	239,349
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer(1)	7.00	02/01/30	240,000	240,444
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	235,000	225,107
RHP Hotel Properties LP/RHP Finance Corp.	4.75	10/15/27	275,000	270,126
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	395,000	394,075
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	155,000	159,419
RLJ Lodging Trust LP(1)	3.75	07/01/26	200,000	196,275

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 3.6% (Continued)
RLJ Lodging Trust LP(1)	4.00	09/15/29	$190,000	$171,901
SBA Communications Corp.	3.13	02/01/29	605,000	561,189
SBA Communications Corp.	3.88	02/15/27	580,000	567,885
Starwood Property Trust, Inc.(1)	3.63	07/15/26	155,000	151,435
Starwood Property Trust, Inc.(1)	4.38	01/15/27	195,000	191,449
Starwood Property Trust, Inc.(1)	6.00	04/15/30	155,000	153,358
Starwood Property Trust, Inc.(1)	6.50	07/01/30	195,000	196,295
Starwood Property Trust, Inc.(1)	6.50	10/15/30	200,000	202,296
Starwood Property Trust, Inc.(1)	7.25	04/01/29	240,000	249,186
Vornado Realty LP	2.15	06/01/26	175,000	168,781
Vornado Realty LP	3.40	06/01/31	130,000	110,777
				10,125,305
RETAIL – 4.3%
1011778 BC ULC/New Red Finance, Inc.(1)	3.50	02/15/29	305,000	285,519
1011778 BC ULC/New Red Finance, Inc.(1)	3.88	01/15/28	610,000	586,352
1011778 BC ULC/New Red Finance, Inc.(1)	5.63	09/15/29	195,000	194,598
1011778 BC ULC/New Red Finance, Inc.(1)	6.13	06/15/29	470,000	477,992
Academy Ltd.(1)	6.00	11/15/27	170,000	169,879
Advance Auto Parts, Inc.	1.75	10/01/27	140,000	125,990
Advance Auto Parts, Inc.	3.50	03/15/32	255,000	213,309
Advance Auto Parts, Inc.	3.90	04/15/30	60,000	54,046
Advance Auto Parts, Inc.	5.95	03/09/28	135,000	134,003
Asbury Automotive Group, Inc.	4.50	03/01/28	165,000	159,876
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	305,000	287,171
Asbury Automotive Group, Inc.	4.75	03/01/30	180,000	168,517
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	240,000	218,932
Bath & Body Works, Inc.	5.25	02/01/28	165,000	164,240
Bath & Body Works, Inc.(1)	6.63	10/01/30	340,000	346,335
Bath & Body Works, Inc.	6.69	01/15/27	130,000	132,596
Bath & Body Works, Inc.	6.75	07/01/36	225,000	221,705
Bath & Body Works, Inc.	6.88	11/01/35	315,000	315,620
Bath & Body Works, Inc.	7.50	06/15/29	190,000	194,439
FirstCash, Inc.(1)	4.63	09/01/28	200,000	194,096
FirstCash, Inc.(1)	5.63	01/01/30	230,000	226,342
FirstCash, Inc.(1)	6.88	03/01/32	195,000	199,752
Gap, Inc.(1)	3.63	10/01/29	305,000	276,166
Gap, Inc.(1)	3.88	10/01/31	280,000	242,683
Group 1 Automotive, Inc.(1)	4.00	08/15/28	285,000	271,209
Group 1 Automotive, Inc.(1)	6.38	01/15/30	220,000	222,660
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(1)	4.75	06/01/27	295,000	294,561
Kohl’s Corp.	4.63	05/01/31	200,000	127,248
Kohl’s Corp.	5.55	07/17/45	175,000	84,017
Lithia Motors, Inc.(1)	3.88	06/01/29	315,000	292,839
Lithia Motors, Inc.(1)	4.38	01/15/31	205,000	188,477
Lithia Motors, Inc.(1)	4.63	12/15/27	170,000	165,223
Macy’s Retail Holdings LLC	4.30	02/15/43	100,000	60,139
Macy’s Retail Holdings LLC	4.50	12/15/34	155,000	118,216
Macy’s Retail Holdings LLC	5.13	01/15/42	100,000	65,785

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.3% (Continued)
Macy’s Retail Holdings LLC(1)	5.88	04/01/29	$140,000	$132,963
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	160,000	149,189
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	165,000	148,827
Murphy Oil USA, Inc.(1)	3.75	02/15/31	200,000	180,501
Murphy Oil USA, Inc.	4.75	09/15/29	195,000	188,143
Murphy Oil USA, Inc.	5.63	05/01/27	120,000	119,603
Nordstrom, Inc.	4.00	03/15/27	135,000	129,608
Nordstrom, Inc.	4.25	08/01/31	160,000	137,729
Nordstrom, Inc.	4.38	04/01/30	195,000	174,666
Nordstrom, Inc.	5.00	01/15/44	375,000	266,434
Nordstrom, Inc.	6.95	03/15/28	130,000	131,592
Penske Automotive Group, Inc.	3.75	06/15/29	199,000	184,718
Sally Holdings LLC/Sally Capital, Inc.	6.75	03/01/32	250,000	252,144
Sonic Automotive, Inc.(1)	4.63	11/15/29	270,000	253,566
Sonic Automotive, Inc.(1)	4.88	11/15/31	185,000	169,050
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	250,000	233,700
Vivo Energy Investments BV(1)	5.13	09/24/27	140,000	136,476
Yum! Brands, Inc.	3.63	03/15/31	410,000	370,363
Yum! Brands, Inc.	4.63	01/31/32	430,000	405,278
Yum! Brands, Inc.(1)	4.75	01/15/30	315,000	306,149
Yum! Brands, Inc.	5.35	11/01/43	110,000	101,042
Yum! Brands, Inc.	5.38	04/01/32	395,000	388,678
Yum! Brands, Inc.	6.88	11/15/37	130,000	135,273
				12,176,224
SEMICONDUCTORS – 0.7%
Amkor Technology, Inc.(1)	6.63	09/15/27	205,000	205,024
Entegris, Inc.(1)	3.63	05/01/29	170,000	156,719
Entegris, Inc.(1)	4.38	04/15/28	155,000	149,953
Entegris, Inc.(1)	4.75	04/15/29	625,000	609,060
Entegris, Inc.(1)	5.95	06/15/30	350,000	349,781
ON Semiconductor Corp.(1)	3.88	09/01/28	275,000	260,276
Synaptics, Inc.(1)	4.00	06/15/29	160,000	148,090
				1,878,903
SOFTWARE – 1.3%
Camelot Finance SA(1)	4.50	11/01/26	275,000	271,216
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	375,000	354,204
Elastic NV(1)	4.13	07/15/29	240,000	226,813
Fair Isaac Corp.(1)	4.00	06/15/28	365,000	350,405
Fair Isaac Corp.(1)	5.25	05/15/26	150,000	149,756
Open Text Corp.(1)	3.88	02/15/28	365,000	349,252
Open Text Corp.(1)	3.88	12/01/29	350,000	322,922
Open Text Holdings, Inc.(1)	4.13	02/15/30	340,000	314,648
Open Text Holdings, Inc.(1)	4.13	12/01/31	255,000	228,398
PTC, Inc.(1)	4.00	02/15/28	200,000	193,387
RingCentral, Inc.(1)	8.50	08/15/30	155,000	163,126
ROBLOX Corp.(1)	3.88	05/01/30	395,000	365,867

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 1.3% (Continued)
Twilio, Inc.	3.63	03/15/29	$200,000	$187,742
Twilio, Inc.	3.88	03/15/31	195,000	177,393
				3,655,129
TELECOMMUNICATIONS – 3.6%
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	390,000	390,519
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	500,000	497,421
British Telecommunications PLC(1)	4.25	11/23/81	205,000	199,116
British Telecommunications PLC(1)	4.88	11/23/81	185,000	167,373
Ciena Corp.(1)	4.00	01/31/30	160,000	148,345
Fibercop SpA(1)	6.00	09/30/34	195,000	181,052
Fibercop SpA(1)	6.38	11/15/33	195,000	187,054
Fibercop SpA(1)	7.20	07/18/36	195,000	188,246
Fibercop SpA(1)	7.72	06/04/38	195,000	193,680
Intelsat Jackson Holdings SA(1)	6.50	03/15/30	1,185,000	1,168,550
Millicom International Cellular SA(1)	4.50	04/27/31	310,000	276,329
Millicom International Cellular SA(1)	5.13	01/15/28	153,000	149,366
Millicom International Cellular SA(1)	6.25	03/25/29	270,000	267,107
Millicom International Cellular SA(1)	7.38	04/02/32	175,000	177,257
Rogers Communications, Inc.(1)	5.25	03/15/82	295,000	287,799
Rogers Communications, Inc.	7.00	04/15/55	430,000	433,471
Rogers Communications, Inc.	7.13	04/15/55	395,000	393,822
Telecom Italia Capital SA	6.00	09/30/34	195,000	188,492
Telecom Italia Capital SA	6.38	11/15/33	195,000	195,159
Telecom Italia Capital SA	7.20	07/18/36	195,000	199,952
Telecom Italia Capital SA	7.72	06/04/38	195,000	203,480
United States Cellular Corp.	6.70	12/15/33	215,000	233,044
Viasat, Inc.(1)	5.63	04/15/27	250,000	245,190
Viavi Solutions, Inc.(1)	3.75	10/01/29	175,000	160,535
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	530,000	463,018
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	545,000	479,577
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	295,000	298,013
Vodafone Group PLC	3.25	06/04/81	195,000	188,365
Vodafone Group PLC	4.13	06/04/81	390,000	347,157
Vodafone Group PLC	5.13	06/04/81	375,000	279,541
Vodafone Group PLC	7.00	04/04/79	780,000	802,802
Zegona Finance PLC(1)	8.63	07/15/29	355,000	378,549
				9,969,381
TRANSPORTATION – 0.7%
Danaos Corp.(1)	8.50	03/01/28	115,000	116,595
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	255,000	236,036
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	275,000	278,974
Rand Parent LLC(1)	8.50	02/15/30	335,000	311,904
RXO, Inc.(1)	7.50	11/15/27	140,000	142,508
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	195,000	198,170
XPO CNW, Inc.	6.70	05/01/34	130,000	131,851
XPO, Inc.(1)	7.13	06/01/31	180,000	184,443
XPO, Inc.(1)	7.13	02/01/32	240,000	246,118
				1,846,599

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRUCKING & LEASING – 0.5%
Fortress Transportation & Infrastructure Investors LLC(1)	5.50	05/01/28	$390,000	$383,372
Fortress Transportation & Infrastructure Investors LLC(1)	5.88	04/15/33	195,000	186,792
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	05/01/31	275,000	279,904
Fortress Transportation & Infrastructure Investors LLC(1)	7.00	06/15/32	335,000	339,825
Fortress Transportation & Infrastructure Investors LLC(1)	7.88	12/01/30	195,000	204,054
				1,393,947
TOTAL CORPORATE BONDS (Cost - $277,002,001)				275,458,569

SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
Citibank, New York	3.68	05/01/25	2,018,838	2,018,838
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,018,838)				2,018,838

TOTAL INVESTMENTS – 98.9% (Cost - $279,020,839)				$277,477,407
OTHER ASSETS LESS LIABILITIES – 1.1%				3,184,516
NET ASSETS – 100.0%				$280,661,923

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $212,596,491 and represents 75.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
ADVERTISING – 1.8%
Advantage Sales & Marketing, Inc.(1)	6.50	11/15/28	$40,000	$32,249
Clear Channel Outdoor Holdings, Inc.(1)	5.13	08/15/27	70,000	68,128
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	55,000	55,080
Clear Channel Outdoor Holdings, Inc.(1)	9.00	09/15/28	55,000	56,987
Neptune Bidco US, Inc.(1)	9.29	04/15/29	165,000	147,052
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	25,000	23,246
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	35,000	32,383
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	5.00	08/15/27	35,000	34,327
Stagwell Global LLC(1)	5.63	08/15/29	70,000	66,140
				515,592
AEROSPACE/DEFENSE – 2.9%
Bombardier, Inc.(1)	6.00	02/15/28	50,000	49,497
Bombardier, Inc.(1)	7.00	06/01/32	65,000	65,844
Bombardier, Inc.(1)	7.25	07/01/31	45,000	46,130
Bombardier, Inc.(1)	7.45	05/01/34	20,000	21,041
Bombardier, Inc.(1)	7.50	02/01/29	45,000	46,397
Bombardier, Inc.(1)	7.88	04/15/27	41,000	41,126
Bombardier, Inc.(1)	8.75	11/15/30	45,000	48,274
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	55,000	54,640
Goat Holdco LLC(1)	6.75	02/01/32	45,000	44,033
Spirit AeroSystems, Inc.(1)	9.75	11/15/30	75,000	83,112
TransDigm, Inc.	4.63	01/15/29	65,000	62,595
TransDigm, Inc.	4.88	05/01/29	52,000	50,245
TransDigm, Inc.	5.50	11/15/27	165,000	164,360
Triumph Group, Inc.(1)	9.00	03/15/28	53,000	55,663
				832,957
AIRLINES – 0.5%
OneSky Flight LLC(1)	8.88	12/15/29	35,000	35,384
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	70,000	60,519
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	7.88	05/01/27	25,000	24,310
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	25,000	24,448
				144,661
APPAREL – 0.5%
Champ Acquisition Corp.(1)	8.38	12/01/31	30,000	31,679
Crocs, Inc.(1)	4.13	08/15/31	30,000	26,262
Crocs, Inc.(1)	4.25	03/15/29	15,000	13,938
Hanesbrands, Inc.(1)	9.00	02/15/31	35,000	36,301
S&S Holdings LLC(1)	8.38	10/01/31	35,000	32,934
				141,114
AUTO MANUFACTURERS – 0.4%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	65,000	55,928
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	35,000	35,232
Wabash National Corp.(1)	4.50	10/15/28	30,000	25,302
				116,462

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 2.8%
Adient Global Holdings Ltd.(1)	7.50	02/15/33	$45,000	$42,678
Adient Global Holdings Ltd.(1)	8.25	04/15/31	35,000	34,682
American Axle & Manufacturing, Inc.	5.00	10/01/29	40,000	35,139
American Axle & Manufacturing, Inc.	6.50	04/01/27	35,000	34,180
American Axle & Manufacturing, Inc.	6.88	07/01/28	20,000	19,275
Clarios Global LP/Clarios US Finance Co.(1)	6.25	05/15/26	25,000	25,102
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	45,000	45,742
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	45,000	45,823
Clarios Global LP/Clarios US Finance Co.(1)	8.50	05/15/27	100,000	100,555
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	50,000	49,954
Goodyear Tire & Rubber Co.	4.88	03/15/27	40,000	39,453
Goodyear Tire & Rubber Co.	5.00	05/31/26	65,000	64,743
Goodyear Tire & Rubber Co.	5.00	07/15/29	50,000	47,614
Goodyear Tire & Rubber Co.	5.25	04/30/31	35,000	32,641
Goodyear Tire & Rubber Co.	5.25	07/15/31	35,000	32,631
Goodyear Tire & Rubber Co.	5.63	04/30/33	30,000	27,737
Tenneco, Inc.(1)	8.00	11/17/28	120,000	114,756
Titan International, Inc.	7.00	04/30/28	20,000	19,600
				812,305
BANKS – 0.5%
Freedom Mortgage Corp.(1)	6.63	01/15/27	40,000	39,741
Freedom Mortgage Corp.(1)	7.63	05/01/26	15,000	14,973
Freedom Mortgage Corp.(1)	12.00	10/01/28	55,000	59,014
Freedom Mortgage Corp.(1)	12.25	10/01/30	35,000	38,541
				152,269
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	40,000	39,834

BUILDING MATERIALS – 1.2%
AmeriTex Hold Co. Intermediate LLC(1)	10.25	10/15/28	35,000	36,099
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	45,000	39,075
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	30,000	26,141
Griffon Corp.	5.75	03/01/28	65,000	64,209
JELD-WEN, Inc.(1)	4.88	12/15/27	30,000	27,747
JELD-WEN, Inc.(1)	7.00	09/01/32	15,000	13,189
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	30,000	27,110
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	35,000	34,009
Quikrete Holdings, Inc.(1)	6.75	03/01/33	90,000	90,415
				357,994
CHEMICALS – 2.9%
Cerdia Finanz GmbH(1)	9.38	10/03/31	55,000	55,481
Chemours Co.(1)	4.63	11/15/29	40,000	33,552
Chemours Co.	5.38	05/15/27	25,000	24,372
Chemours Co.(1)	5.75	11/15/28	50,000	45,360
Chemours Co.(1)	8.00	01/15/33	35,000	31,576
Consolidated Energy Finance SA(1)	5.63	10/15/28	25,000	19,527
Consolidated Energy Finance SA(1)	12.00	02/15/31	45,000	40,623

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.9% (Continued)
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	$35,000	$33,862
Herens Holdco Sarl(1)	4.75	05/15/28	20,000	17,470
Olympus Water US Holding Corp.(1)	4.25	10/01/28	50,000	46,243
Olympus Water US Holding Corp.(1)	7.13	10/01/27	20,000	20,070
Olympus Water US Holding Corp.(1)	7.25	06/15/31	50,000	50,060
Olympus Water US Holding Corp.(1)	9.75	11/15/28	110,000	114,753
Rain Carbon, Inc.(1)	12.25	09/01/29	30,000	30,538
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	70,000	67,130
SCIL IV LLC/SCIL USA Holdings LLC(1)	5.38	11/01/26	45,000	44,455
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	45,000	42,292
Tronox, Inc.(1)	4.63	03/15/29	70,000	56,742
WR Grace Holdings LLC(1)	4.88	06/15/27	50,000	48,467
WR Grace Holdings LLC(1)	7.38	03/01/31	20,000	20,131
				842,704
COAL – 0.1%
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	25,000	17,090

COMMERCIAL SERVICES – 6.2%
Albion Financing 2 Sarl(1)	8.75	04/15/27	30,000	30,311
Allied Universal Holdco LLC(1)	7.88	02/15/31	140,000	143,135
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	70,000	67,093
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	60,000	57,730
Alta Equipment Group, Inc.(1)	9.00	06/01/29	30,000	25,286
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	30,000	27,940
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	40,000	36,859
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	20,000	19,419
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.75	07/15/27	20,000	19,455
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	35,000	34,806
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	40,000	39,950
Carriage Services, Inc.(1)	4.25	05/15/29	25,000	23,010
Champions Financing, Inc.(1)	8.75	02/15/29	35,000	30,842
Cimpress PLC(1)	7.38	09/15/32	35,000	31,979
CPI CG, Inc.(1)	10.00	07/15/29	20,000	21,546
EquipmentShare.com, Inc.(1)	8.00	03/15/33	35,000	34,599
EquipmentShare.com, Inc.(1)	8.63	05/15/32	35,000	35,776
EquipmentShare.com, Inc.(1)	9.00	05/15/28	65,000	66,238
Garda World Security Corp.(1)	4.63	02/15/27	35,000	34,434
Garda World Security Corp.(1)	7.75	02/15/28	25,000	25,828
GEO Group, Inc.	10.25	04/15/31	40,000	43,746
Hertz Corp.(1)	12.63	07/15/29	75,000	73,021
Matthews International Corp.(1)	8.63	10/01/27	20,000	20,754
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	35,000	30,890
NESCO Holdings II, Inc.(1)	5.50	04/15/29	60,000	54,480
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	25,000	23,410
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	6.25	01/15/28	80,000	80,021
PROG Holdings, Inc.(1)	6.00	11/15/29	35,000	32,300
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	80,000	78,228
RR Donnelley & Sons Co.(1)	9.50	08/01/29	70,000	66,729

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.2% (Continued)
RR Donnelley & Sons Co.(1)	10.88	08/01/29	$30,000	$28,503
Sotheby’s(1)	7.38	10/15/27	45,000	42,460
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	25,000	21,381
Upbound Group, Inc.(1)	6.38	02/15/29	30,000	28,349
Valvoline, Inc.(1)	3.63	06/15/31	35,000	30,685
Veritiv Operating Co.(1)	10.50	11/30/30	65,000	67,977
VM Consolidated, Inc.(1)	5.50	04/15/29	25,000	24,136
VT Topco, Inc.(1)	8.50	08/15/30	30,000	31,425
Wand NewCo 3, Inc.(1)	7.63	01/30/32	75,000	77,349
Williams Scotsman, Inc.(1)	4.63	08/15/28	35,000	33,694
Williams Scotsman, Inc.(1)	6.63	06/15/29	25,000	25,361
Williams Scotsman, Inc.(1)	6.63	04/15/30	30,000	30,575
Williams Scotsman, Inc.(1)	7.38	10/01/31	35,000	36,325
ZipRecruiter, Inc.(1)	5.00	01/15/30	35,000	29,237
				1,817,272
COMPUTERS – 1.1%
Amentum Holdings, Inc.(1)	7.25	08/01/32	60,000	61,088
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	30,000	27,616
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	60,000	62,617
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	50,000	51,174
NCR Voyix Corp.(1)	5.00	10/01/28	40,000	38,813
NCR Voyix Corp.(1)	5.13	04/15/29	23,000	22,149
Science Applications International Corp.(1)	4.88	04/01/28	30,000	29,195
Unisys Corp.(1)	6.88	11/01/27	30,000	28,916
				321,568
COSMETICS/PERSONAL CARE – 0.2%
Opal Bidco SAS(1)	6.50	03/31/32	70,000	70,074

DISTRIBUTION/WHOLESALE – 0.8%
Gates Corp./DE(1)	6.88	07/01/29	35,000	35,556
H&E Equipment Services, Inc.(1)	3.88	12/15/28	75,000	74,762
RB Global Holdings, Inc.(1)	7.75	03/15/31	50,000	52,487
Velocity Vehicle Group LLC(1)	8.00	06/01/29	30,000	30,339
Windsor Holdings III LLC(1)	8.50	06/15/30	50,000	52,690
				245,834
DIVERSIFIED FINANCIAL SERVICES – 3.5%
AG Issuer LLC(1)	6.25	03/01/28	15,000	14,794
AG TTMT Escrow Issuer LLC(1)	8.63	09/30/27	50,000	51,547
Aretec Group, Inc.(1)	10.00	08/15/30	45,000	48,510
Azorra Finance Ltd.(1)	7.75	04/15/30	35,000	34,777
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	25,000	23,407
Coinbase Global, Inc.(1)	3.38	10/01/28	60,000	55,273
Coinbase Global, Inc.(1)	3.63	10/01/31	50,000	43,437
Enova International, Inc.(1)	9.13	08/01/29	30,000	30,717
Enova International, Inc.(1)	11.25	12/15/28	25,000	26,751
Focus Financial Partners LLC(1)	6.75	09/15/31	60,000	60,415
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	45,000	44,056
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	45,000	45,555

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 3.5% (Continued)
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	$65,000	$66,272
LFS Topco LLC(1)	5.88	10/15/26	20,000	19,159
Nationstar Mortgage Holdings, Inc.(1)	5.13	12/15/30	35,000	35,131
Nationstar Mortgage Holdings, Inc.(1)	5.50	08/15/28	60,000	59,690
Nationstar Mortgage Holdings, Inc.(1)	5.75	11/15/31	40,000	40,191
Nationstar Mortgage Holdings, Inc.(1)	6.00	01/15/27	35,000	35,045
Nationstar Mortgage Holdings, Inc.(1)	6.50	08/01/29	52,000	52,903
Nationstar Mortgage Holdings, Inc.(1)	7.13	02/01/32	55,000	57,112
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	6.38	02/01/27	30,000	29,920
Planet Financial Group LLC(1)	10.50	12/15/29	30,000	29,623
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	25,000	25,705
RFNA LP(1)	7.88	02/15/30	30,000	29,540
TrueNoord Capital DAC(1)	8.75	03/01/30	20,000	20,452
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	30,000	30,824
				1,010,806
ELECTRIC – 1.4%
Alpha Generation LLC(1)	6.75	10/15/32	60,000	61,200
Calpine Corp.(1)	4.63	02/01/29	40,000	38,716
Calpine Corp.(1)	5.00	02/01/31	55,000	52,948
Calpine Corp.(1)	5.13	03/15/28	80,000	79,311
PG&E Corp.	7.38	03/15/55	95,000	92,462
Pike Corp.(1)	5.50	09/01/28	30,000	29,491
Pike Corp.(1)	8.63	01/31/31	40,000	42,013
				396,141
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	50,000	46,718
Energizer Holdings, Inc.(1)	4.75	06/15/28	30,000	28,938
Energizer Holdings, Inc.(1)	6.50	12/31/27	25,000	25,143
				100,799
ENGINEERING & CONSTRUCTION – 1.0%
Arcosa, Inc.(1)	4.38	04/15/29	25,000	23,527
Arcosa, Inc.(1)	6.88	08/15/32	35,000	35,698
Artera Services LLC(1)	8.50	02/15/31	35,000	33,248
Brand Industrial Services, Inc.(1)	10.38	08/01/30	85,000	80,850
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	25,000	24,421
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	30,000	28,563
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	15,000	14,731
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	25,000	25,071
Tutor Perini Corp.(1)	11.88	04/30/29	20,000	21,603
				287,712
ENTERTAINMENT – 4.9%
Banijay Entertainment SAS(1)	8.13	05/01/29	25,000	25,647
Boyne USA, Inc.(1)	4.75	05/15/29	45,000	42,875
Caesars Entertainment, Inc.(1)	4.63	10/15/29	70,000	64,692
Caesars Entertainment, Inc.(1)	6.00	10/15/32	70,000	66,036
Caesars Entertainment, Inc.(1)	8.13	07/01/27	38,000	38,145
CCM Merger, Inc.(1)	6.38	05/01/26	20,000	20,040

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENTERTAINMENT – 4.9% (Continued)
Churchill Downs, Inc.(1)	4.75	01/15/28	$45,000	$43,646
Churchill Downs, Inc.(1)	5.50	04/01/27	35,000	34,694
Churchill Downs, Inc.(1)	5.75	04/01/30	80,000	78,316
Churchill Downs, Inc.(1)	6.75	05/01/31	35,000	35,393
Cinemark USA, Inc.(1)	5.25	07/15/28	45,000	44,226
Cinemark USA, Inc.(1)	7.00	08/01/32	35,000	35,824
Empire Resorts, Inc.(1)	7.75	11/01/26	20,000	19,037
Everi Holdings, Inc.(1)	5.00	07/15/29	30,000	30,125
Great Canadian Gaming Corp.(1)	8.75	11/15/29	35,000	34,733
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	30,000	27,333
Light & Wonder International, Inc.(1)	7.00	05/15/28	45,000	45,050
Light & Wonder International, Inc.(1)	7.25	11/15/29	30,000	30,615
Light & Wonder International, Inc.(1)	7.50	09/01/31	35,000	35,987
Lions Gate Capital Holdings 1, Inc.(1)	5.50	04/15/29	25,000	22,625
Lions Gate Capital Holdings LLC(1)	5.50	04/15/29	20,000	15,366
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	60,000	58,784
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	40,000	37,298
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	45,000	42,525
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	45,000	45,035
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	40,000	39,545
Motion FinCo. Sarl(1)	8.38	02/15/32	20,000	18,954
Odeon FinCo. PLC(1)	12.75	11/01/27	25,000	25,435
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	25,000	24,081
Penn Entertainment, Inc.(1)	4.13	07/01/29	15,000	13,171
Penn Entertainment, Inc.(1)	5.63	01/15/27	35,000	34,474
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	35,000	34,572
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	50,000	47,649
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	45,000	42,816
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	35,000	33,313
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.38	04/15/27	35,000	34,858
Six Flags Entertainment Corp./DE(1)	5.50	04/15/27	35,000	34,650
Six Flags Entertainment Corp./DE(1)	7.25	05/15/31	50,000	50,727
Universal Entertainment Corp.(1)	9.88	08/01/29	25,000	24,097
				1,432,389
ENVIRONMENTAL CONTROL – 0.7%
Enviri Corp.(1)	5.75	07/31/27	30,000	28,945
Madison IAQ LLC(1)	4.13	06/30/28	45,000	43,006
Reworld Holding Corp.(1)	4.88	12/01/29	45,000	42,094
Reworld Holding Corp.	5.00	09/01/30	25,000	23,012
Waste Pro USA, Inc.(1)	7.00	02/01/33	55,000	56,253
				193,310
FOOD – 2.2%
Aragvi Finance International DAC(1)	11.13	11/20/29	35,000	34,851
B&G Foods, Inc.(1)	8.00	09/15/28	50,000	49,669
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	30,000	29,527

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.2% (Continued)
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	$35,000	$36,708
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	65,000	66,576
Post Holdings, Inc.(1)	4.50	09/15/31	59,000	53,754
Post Holdings, Inc.(1)	4.63	04/15/30	95,000	89,653
Post Holdings, Inc.(1)	5.50	12/15/29	75,000	73,719
Post Holdings, Inc.(1)	6.25	10/15/34	30,000	29,826
Post Holdings, Inc.(1)	6.38	03/01/33	80,000	79,301
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	55,000	51,173
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	55,000	52,382
				647,139
FOOD SERVICE – 0.3%
Aramark Services, Inc.(1)	5.00	02/01/28	70,000	68,949
TKC Holdings, Inc.(1)	6.88	05/15/28	30,000	30,035
				98,984
FOREST PRODUCTS & PAPER – 0.7%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	20,000	18,691
Domtar Corp.(1)	6.75	10/01/28	40,000	33,558
Magnera Corp.(1)	4.75	11/15/29	25,000	21,817
Magnera Corp.(1)	7.25	11/15/31	55,000	52,063
Mercer International, Inc.	5.13	02/01/29	55,000	45,313
Mercer International, Inc.(1)	12.88	10/01/28	25,000	25,576
				197,018
GAS – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.	5.75	05/20/27	30,000	28,709
AmeriGas Partners LP/AmeriGas Finance Corp.	5.88	08/20/26	45,000	44,497
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	30,000	29,849
				103,055
HAND/MACHINE TOOLS – 0.1%
Werner FinCo LP/Werner FinCo, Inc.(1)	11.50	06/15/28	25,000	26,033

HEALTHCARE-PRODUCTS – 1.3%
Bausch + Lomb Corp.(1)	8.38	10/01/28	85,000	88,404
Embecta Corp.(1)	5.00	02/15/30	35,000	31,541
Insulet Corp.(1)	6.50	04/01/33	30,000	30,631
Medline Borrower LP(1)	5.25	10/01/29	160,000	152,099
Neogen Food Safety Corp.(1)	8.63	07/20/30	15,000	15,159
Sotera Health Holdings LLC(1)	7.38	06/01/31	45,000	46,210
Varex Imaging Corp.(1)	7.88	10/15/27	25,000	24,020
				388,064
HEALTHCARE-SERVICES – 5.1%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	25,000	23,663
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	20,000	19,596
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	40,000	40,015
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	65,000	53,734
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	90,000	76,868
CHS/Community Health Systems, Inc.(1)	5.63	03/15/27	110,000	107,366

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.1% (Continued)
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	$30,000	$27,981
CHS/Community Health Systems, Inc.(1)	8.00	12/15/27	45,000	45,051
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	150,000	155,064
Concentra Health Services, Inc.(1)	6.88	07/15/32	40,000	41,002
Fortrea Holdings, Inc.(1)	7.50	07/01/30	35,000	30,416
HAH Group Holding Co. LLC(1)	9.75	10/01/31	40,000	38,414
HealthEquity, Inc.(1)	4.50	10/01/29	35,000	33,118
Heartland Dental LLC/Heartland Dental Finance Corp.(1)	10.50	04/30/28	45,000	47,472
Kedrion SpA(1)	6.50	09/01/29	50,000	47,969
LifePoint Health, Inc.(1)	8.38	02/15/32	45,000	45,936
LifePoint Health, Inc.(1)	9.88	08/15/30	45,000	47,924
LifePoint Health, Inc.(1)	11.00	10/15/30	70,000	76,713
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	95,000	90,657
Select Medical Corp.(1)	6.25	12/01/32	35,000	34,776
Star Parent, Inc.(1)	9.00	10/01/30	65,000	65,850
Tenet Healthcare Corp.	6.13	10/01/28	165,000	164,725
Tenet Healthcare Corp.	6.25	02/01/27	80,000	80,021
Tenet Healthcare Corp.	6.88	11/15/31	25,000	25,696
US Acute Care Solutions LLC(1)	9.75	05/15/29	60,000	60,986
				1,481,013
HOLDING COMPANIES-DIVERS – 0.1%
Clue Opco LLC(1)	9.50	10/15/31	45,000	43,050

HOME BUILDERS – 0.9%
Adams Homes, Inc.(1)	9.25	10/15/28	25,000	25,148
Beazer Homes USA, Inc.	5.88	10/15/27	30,000	29,336
Beazer Homes USA, Inc.	7.25	10/15/29	15,000	14,584
Beazer Homes USA, Inc.(1)	7.50	03/15/31	15,000	14,511
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	45,000	39,233
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	10,000	8,915
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	30,000	29,443
Empire Communities Corp.(1)	9.75	05/01/29	30,000	29,308
K Hovnanian Enterprises, Inc.(1)	11.75	09/30/29	30,000	31,822
Landsea Homes Corp.(1)	8.88	04/01/29	20,000	18,951
New Home Co., Inc.(1)	9.25	10/01/29	25,000	25,828
				267,079
HOUSEHOLD PRODUCTS/WARES – 0.2%
ACCO Brands Corp.(1)	4.25	03/15/29	35,000	30,466
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	35,000	28,981
				59,447
HOUSEWARES – 0.4%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	50,000	42,971
Scotts Miracle-Gro Co.	4.00	04/01/31	30,000	26,309
Scotts Miracle-Gro Co.	4.38	02/01/32	20,000	17,449
Scotts Miracle-Gro Co.	4.50	10/15/29	25,000	23,347
Scotts Miracle-Gro Co.	5.25	12/15/26	20,000	19,806
				129,882

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.8%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	$50,000	$46,770
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	65,000	66,271
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	45,000	43,465
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	60,000	59,952
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	75,000	75,602
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	100,000	101,590
AmWINS Group, Inc.(1)	4.88	06/30/29	50,000	47,785
AmWINS Group, Inc.(1)	6.38	02/15/29	45,000	45,564
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	65,000	66,229
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	35,000	35,648
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	60,000	61,682
HUB International Ltd.(1)	7.25	06/15/30	200,000	207,583
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	45,000	47,509
Panther Escrow Issuer LLC(1)	7.13	06/01/31	190,000	194,815
				1,100,465
INTERNET – 1.7%
Acuris Finance US, Inc./Acuris Finance Sarl(1)	5.00	05/01/28	15,000	13,281
Acuris Finance US, Inc./Acuris Finance Sarl(1)	9.00	08/01/29	35,000	33,534
ANGI Group LLC(1)	3.88	08/15/28	30,000	27,371
Arches Buyer, Inc.(1)	4.25	06/01/28	60,000	56,481
Cablevision Lightpath LLC(1)	3.88	09/15/27	30,000	28,373
Cars.com, Inc.(1)	6.38	11/01/28	20,000	19,666
Cogent Communications Group LLC(1)	7.00	06/15/27	30,000	30,174
Cogent Communications Group, Inc./Cogent Communications Finance, Inc.(1)	7.00	06/15/27	15,000	15,062
Getty Images, Inc.(1)	9.75	03/01/27	20,000	19,778
GrubHub Holdings, Inc.(1)	5.50	07/01/27	30,000	27,144
ION Trading Technologies Sarl(1)	5.75	05/15/28	15,000	13,514
ION Trading Technologies Sarl(1)	9.50	05/30/29	60,000	58,407
Newfold Digital Holdings Group, Inc.(1)	11.75	10/15/28	35,000	18,900
Rakuten Group, Inc.(1),(2)	5.13	–	50,000	47,403
Rakuten Group, Inc.(1),(2)	6.25	–	40,000	35,131
Rakuten Group, Inc.(1),(2)	8.13	–	55,000	52,008
				496,227
INVESTMENT COMPANIES – 0.3%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	15,000	13,440
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	65,000	61,402
				74,842
IRON/STEEL – 0.5%
Algoma Steel, Inc.(1)	9.13	04/15/29	25,000	21,106
ATI, Inc.	4.88	10/01/29	20,000	19,128
ATI, Inc.	5.13	10/01/31	25,000	23,682
ATI, Inc.	5.88	12/01/27	25,000	24,964
ATI, Inc.	7.25	08/15/30	20,000	20,820
TMS International Corp./DE(1)	6.25	04/15/29	25,000	23,167
				132,867

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 1.6%
Lindblad Expeditions Holdings, Inc.(1)	9.00	05/15/28	$25,000	$25,713
Lindblad Expeditions LLC(1)	6.75	02/15/27	15,000	14,964
NCL Corp. Ltd.(1)	6.25	03/01/30	20,000	19,527
NCL Corp. Ltd.(1)	6.75	02/01/32	115,000	112,369
NCL Corp. Ltd.(1)	7.75	02/15/29	35,000	36,153
NCL Finance Ltd.(1)	6.13	03/15/28	35,000	34,775
Sabre GLBL, Inc.(1)	8.63	06/01/27	40,000	38,326
Sabre GLBL, Inc.(1)	10.75	11/15/29	51,000	48,769
Viking Cruises Ltd.(1)	5.88	09/15/27	50,000	49,938
Viking Cruises Ltd.(1)	7.00	02/15/29	35,000	35,158
Viking Cruises Ltd.(1)	9.13	07/15/31	45,000	48,152
				463,844
LODGING – 0.8%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	35,000	30,492
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	50,000	46,284
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	35,000	31,959
Marriott Ownership Resorts, Inc.	4.75	01/15/28	20,000	18,975
Station Casinos LLC(1)	4.50	02/15/28	45,000	43,456
Station Casinos LLC(1)	4.63	12/01/31	30,000	27,143
Station Casinos LLC(1)	6.63	03/15/32	30,000	29,854
				228,163
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	20,000	20,300

MACHINERY-DIVERSIFIED – 0.7%
Chart Industries, Inc.(1)	9.50	01/01/31	35,000	37,332
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC(1)	9.00	02/15/29	65,000	66,064
TK Elevator US Newco, Inc.(1)	5.25	07/15/27	100,000	98,566
				201,962
MEDIA – 4.3%
AMC Networks, Inc.	4.25	02/15/29	60,000	44,248
Block Communications, Inc.(1)	4.88	03/01/28	20,000	18,732
Cable One, Inc.(1)	4.00	11/15/30	40,000	32,580
DISH Network Corp.(1)	11.75	11/15/27	220,000	231,410
GCI LLC(1)	4.75	10/15/28	35,000	33,146
Gray Media, Inc.(1)	10.50	07/15/29	80,000	82,203
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	50,000	37,149
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	75,000	61,724
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	50,000	49,032
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	45,000	46,028
Midcontinent Communications(1)	8.00	08/15/32	40,000	40,830
Scripps Escrow II, Inc.(1)	3.88	01/15/29	30,000	22,893
Sinclair Television Group, Inc.(1)	8.13	02/15/33	90,000	89,150
Univision Communications, Inc.(1)	4.50	05/01/29	60,000	51,547
Univision Communications, Inc.(1)	6.63	06/01/27	100,000	96,859
Univision Communications, Inc.(1)	7.38	06/30/30	55,000	50,153
Univision Communications, Inc.(1)	8.00	08/15/28	85,000	82,645
Univision Communications, Inc.(1)	8.50	07/31/31	85,000	80,331

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.3% (Continued)
Virgin Media Finance PLC(1)	5.00	07/15/30	$55,000	$48,293
Virgin Media Vendor Financing Notes IV DAC(1)	5.00	07/15/28	30,000	29,047
Ziggo Bond Co. BV(1)	5.13	02/28/30	30,000	26,635
				1,254,635
METAL FABRICATE/HARDWARE – 0.1%
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	30,000	28,496

MINING – 1.3%
Arsenal AIC Parent LLC(1)	11.50	10/01/31	30,000	32,977
Century Aluminum Co.(1)	7.50	04/01/28	20,000	20,179
Coeur Mining, Inc.(1)	5.13	02/15/29	20,000	18,994
Compass Minerals International, Inc.(1)	6.75	12/01/27	30,000	29,677
Eldorado Gold Corp.(1)	6.25	09/01/29	30,000	29,602
Hecla Mining Co.	7.25	02/15/28	30,000	30,104
Hudbay Minerals, Inc.(1)	6.13	04/01/29	35,000	34,882
IAMGOLD Corp.(1)	5.75	10/15/28	30,000	29,748
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	25,000	24,330
Kaiser Aluminum Corp.(1)	4.50	06/01/31	30,000	26,986
Kaiser Aluminum Corp.(1)	4.63	03/01/28	35,000	33,715
New Gold, Inc.(1)	6.88	04/01/32	25,000	25,596
Taseko Mines Ltd.(1)	8.25	05/01/30	30,000	30,329
				367,119
MISCELLANEOUS MANUFACTURER – 0.2%
Calderys Financing LLC(1)	11.25	06/01/28	35,000	37,023
LSB Industries, Inc.(1)	6.25	10/15/28	30,000	28,115
				65,138
OFFICE FURNISHINGS – 0.1%
Interface, Inc.(1)	5.50	12/01/28	20,000	19,544

OFFICE/BUSINESS EQUIPMENT – 0.5%
Pitney Bowes, Inc.(1)	6.88	03/15/27	30,000	29,935
Pitney Bowes, Inc.(1)	7.25	03/15/29	15,000	14,931
Xerox Corp.	4.80	03/01/35	10,000	4,292
Xerox Corp.	6.75	12/15/39	25,000	10,901
Xerox Holdings Corp.(1)	5.50	08/15/28	45,000	28,940
Xerox Holdings Corp.(1)	8.88	11/30/29	30,000	18,002
Xerox Issuer Corp.(1)	13.50	04/15/31	30,000	28,545
				135,546
OIL & GAS – 5.3%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	60,000	60,308
Borr IHC Ltd./Borr Finance LLC(1)	10.00	11/15/28	78,780	65,585
Borr IHC Ltd./Borr Finance LLC(1)	10.38	11/15/30	42,816	34,467
California Resources Corp.(1)	8.25	06/15/29	55,000	52,521
CITGO Petroleum Corp.(1)	6.38	06/15/26	25,000	24,890
CITGO Petroleum Corp.(1)	8.38	01/15/29	85,000	85,157
Comstock Resources, Inc.(1)	5.88	01/15/30	65,000	58,929
Comstock Resources, Inc.(1)	6.75	03/01/29	25,000	23,722

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.3% (Continued)
Comstock Resources, Inc.(1)	6.75	03/01/29	$75,000	$71,596
CVR Energy, Inc.(1)	5.75	02/15/28	25,000	22,846
CVR Energy, Inc.(1)	8.50	01/15/29	35,000	32,199
Encino Acquisition Partners Holdings LLC(1)	8.50	05/01/28	40,000	40,064
Encino Acquisition Partners Holdings LLC(1)	8.75	05/01/31	35,000	35,683
EnQuest PLC(1)	11.63	11/01/27	30,000	29,324
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	40,000	39,470
Karoon USA Finance, Inc.(1)	10.50	05/14/29	20,000	19,721
Kimmeridge Texas Gas LLC(1)	8.50	02/15/30	30,000	28,842
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	30,000	26,882
Long Ridge Energy LLC(1)	8.75	02/15/32	35,000	33,379
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	25,000	24,233
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	45,000	41,417
Nabors Industries, Inc.(1)	7.38	05/15/27	40,000	37,750
Nabors Industries, Inc.(1)	9.13	01/31/30	40,000	36,272
Northern Oil & Gas, Inc.(1)	8.13	03/01/28	45,000	44,469
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	30,000	28,859
Precision Drilling Corp.(1)	6.88	01/15/29	30,000	28,164
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.(1)	7.88	11/01/28	35,000	36,004
Strathcona Resources Ltd./Alberta(1)	6.88	08/01/26	35,000	34,359
Talos Production, Inc.(1)	9.00	02/01/29	40,000	38,390
Talos Production, Inc.(1)	9.38	02/01/31	35,000	32,951
Teine Energy Ltd.(1)	6.88	04/15/29	30,000	28,550
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	40,000	36,798
Transocean Aquila Ltd.(1)	8.00	09/30/28	20,385	20,120
Transocean Poseidon Ltd.(1)	6.88	02/01/27	18,375	18,256
Transocean Titan Financing Ltd.(1)	8.38	02/01/28	36,190	35,884
Transocean, Inc.(1)	8.75	02/15/30	52,000	50,870
Vermilion Energy, Inc.(1)	6.88	05/01/30	30,000	26,252
Vermilion Energy, Inc.(1)	7.25	02/15/33	20,000	16,808
Vital Energy, Inc.(1)	7.75	07/31/29	20,000	16,889
Vital Energy, Inc.(1)	7.88	04/15/32	60,000	46,672
Vital Energy, Inc.	9.75	10/15/30	20,000	16,970
W&T Offshore, Inc.(1)	10.75	02/01/29	20,000	15,789
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	35,000	32,113
				1,530,424
OIL & GAS SERVICES – 0.3%
Aris Water Holdings LLC(1)	7.25	04/01/30	35,000	34,764
Star Holding LLC(1)	8.75	08/01/31	25,000	22,938
Viridien(1)	10.00	10/15/30	30,000	28,401
				86,103
PACKAGING & CONTAINERS – 2.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	35,000	32,027
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.00	06/15/27	40,000	39,897
Clearwater Paper Corp.(1)	4.75	08/15/28	15,000	13,962
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	70,000	72,188

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 2.2% (Continued)
Intelligent Packaging Ltd. FinCo., Inc./Intelligent Packaging Ltd. Co.-Issuer LLC(1)	6.00	09/15/28	$50,000	$49,704
LABL, Inc.(1)	5.88	11/01/28	30,000	24,866
LABL, Inc.(1)	8.63	10/01/31	60,000	49,120
LABL, Inc.(1)	9.50	11/01/28	20,000	17,500
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/27	170,000	170,661
Owens-Brockway Glass Container, Inc.(1)	6.63	05/13/27	35,000	34,954
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	52,000	51,703
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	10,000	9,771
Trivium Packaging Finance BV(1)	5.50	08/15/26	65,000	64,424
				630,777
PHARMACEUTICALS – 3.3%
1261229 BC Ltd.(1)	10.00	04/15/32	260,000	254,757
AdaptHealth LLC(1)	4.63	08/01/29	35,000	31,324
AdaptHealth LLC(1)	5.13	03/01/30	30,000	26,850
AdaptHealth LLC(1)	6.13	08/01/28	25,000	24,267
Bausch Health Cos, Inc.(1)	4.88	06/01/28	100,000	81,324
Bausch Health Cos, Inc.(1)	11.00	09/30/28	125,000	117,644
BellRing Brands, Inc.(1)	7.00	03/15/30	50,000	51,929
Cheplapharm Arzneimittel GmbH(1)	5.50	01/15/28	30,000	26,566
Elanco Animal Health, Inc.	6.65	08/28/28	45,000	45,656
Endo Finance Holdings, Inc.(1)	8.50	04/15/31	60,000	62,459
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	40,000	30,749
Option Care Health, Inc.(1)	4.38	10/31/29	30,000	28,358
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	130,000	109,218
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	30,000	27,668
Owens & Minor, Inc.(1)	4.50	03/31/29	20,000	16,229
Owens & Minor, Inc.(1)	6.63	04/01/30	45,000	38,350
				973,348
PIPELINES – 3.9%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	6.63	07/15/26	25,000	24,909
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	35,000	35,643
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	20,000	20,528
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.13	06/01/28	25,000	24,725
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	60,000	61,653
FTAI Infra Escrow Holdings LLC(1)	10.50	06/01/27	35,000	36,359
Genesis Energy LP/Genesis Energy Finance Corp.	7.75	02/01/28	35,000	34,904
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	55,000	53,595
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	35,000	33,997
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	30,000	30,518
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	35,000	35,764
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	20,000	19,960
Global Partners LP/GLP Finance Corp.	7.00	08/01/27	25,000	24,842
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	30,000	30,570
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	40,000	40,988
Howard Midstream Energy Partners LLC(1)	8.88	07/15/28	35,000	36,407
ITT Holdings LLC(1)	6.50	08/01/29	75,000	68,580
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	25,000	26,052
NFE Financing LLC(1)	12.00	11/15/29	170,000	117,238

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 3.9% (Continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	$55,000	$51,751
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	85,000	77,589
Prairie Acquiror LP(1)	9.00	08/01/29	25,000	25,227
Summit Midstream Holdings LLC(1)	8.63	10/31/29	55,000	54,246
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	45,000	43,793
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	03/01/27	20,000	19,761
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	50,000	46,608
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	35,000	32,299
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	40,000	39,894
				1,148,400
REAL ESTATE – 0.9%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	39,400	34,992
CoreLogic, Inc.(1)	4.50	05/01/28	45,000	42,629
Five Point Operating Co. LP/Five Point Capital Corp.(1),(3)	10.50	01/15/28	36,791	37,440
Hunt Cos, Inc.(1)	5.25	04/15/29	40,000	38,036
Kennedy-Wilson, Inc.	4.75	03/01/29	45,000	40,577
Kennedy-Wilson, Inc.	4.75	02/01/30	25,000	22,074
Kennedy-Wilson, Inc.	5.00	03/01/31	45,000	38,550
				254,298
REAL ESTATE INVESTMENT TRUST (REITS) – 3.3%
Apollo Commercial Real Estate Finance, Inc.(1)	4.63	06/15/29	30,000	27,735
Blackstone Mortgage Trust, Inc.(1)	3.75	01/15/27	20,000	19,027
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	25,000	25,992
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	4.50	04/01/27	50,000	48,560
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC(1)	5.75	05/15/26	45,000	44,623
Hudson Pacific Properties LP	3.25	01/15/30	25,000	16,579
Hudson Pacific Properties LP	3.95	11/01/27	25,000	21,746
Hudson Pacific Properties LP	4.65	04/01/29	30,000	21,518
Hudson Pacific Properties LP	5.95	02/15/28	25,000	20,913
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	95,000	96,596
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	25,000	24,577
Rithm Capital Corp.(1)	8.00	04/01/29	50,000	49,965
Service Properties Trust	3.95	01/15/28	25,000	22,073
Service Properties Trust	4.38	02/15/30	25,000	18,664
Service Properties Trust	4.75	10/01/26	25,000	24,234
Service Properties Trust	4.95	02/15/27	25,000	23,791
Service Properties Trust	4.95	10/01/29	30,000	23,579
Service Properties Trust	5.50	12/15/27	35,000	33,374
Service Properties Trust	8.38	06/15/29	40,000	39,159
Service Properties Trust(1)	8.63	11/15/31	60,000	63,717
Service Properties Trust	8.88	06/15/32	30,000	29,031
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	35,000	33,528
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	10.50	02/15/28	167,000	177,451
XHR LP(1)	4.88	06/01/29	30,000	28,230
XHR LP(1)	6.63	05/15/30	25,000	24,657
				959,319

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 5.8%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	$190,000	$173,148
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	40,000	38,768
Bath & Body Works, Inc.	6.95	03/01/33	20,000	19,833
Beacon Roofing Supply, Inc.(1)	4.13	05/15/29	25,000	25,233
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	20,000	17,317
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	20,000	19,040
Brinker International, Inc.(1)	8.25	07/15/30	25,000	26,249
CEC Entertainment LLC(1)	6.75	05/01/26	40,000	39,334
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	40,000	41,533
eG Global Finance PLC(1)	12.00	11/30/28	70,000	77,068
Evergreen Acqco 1 LP/TVI, Inc.(1)	9.75	04/26/28	24,000	24,809
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	60,000	55,640
Foot Locker, Inc.(1)	4.00	10/01/29	20,000	16,237
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	35,000	30,924
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	25,000	20,047
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	40,000	38,450
GYP Holdings III Corp.(1)	4.63	05/01/29	25,000	23,536
Ken Garff Automotive LLC(1)	4.88	09/15/28	30,000	28,998
LCM Investments Holdings II LLC(1)	4.88	05/01/29	60,000	56,789
LCM Investments Holdings II LLC(1)	8.25	08/01/31	50,000	52,346
Michaels Cos, Inc.(1)	5.25	05/01/28	50,000	26,304
Papa John’s International, Inc.(1)	3.88	09/15/29	20,000	18,511
Patrick Industries, Inc.(1)	4.75	05/01/29	20,000	18,805
Patrick Industries, Inc.(1)	6.38	11/01/32	30,000	29,156
PetSmart, Inc./PetSmart Finance Corp.(1)	4.75	02/15/28	70,000	66,982
QVC, Inc.	5.45	08/15/34	25,000	12,286
QVC, Inc.	5.95	03/15/43	15,000	6,810
QVC, Inc.(1)	6.88	04/15/29	40,000	26,605
Raising Cane’s Restaurants LLC(1)	9.38	05/01/29	30,000	31,830
Saks Global Enterprises LLC(1)	11.00	12/15/29	140,000	85,072
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	30,000	28,231
Staples, Inc.(1)	10.75	09/01/29	155,000	135,069
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	40,000	36,594
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	03/01/27	20,000	19,916
Victoria’s Secret & Co.(1)	4.63	07/15/29	35,000	30,566
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	30,000	30,495
Walgreens Boots Alliance, Inc.	3.20	04/15/30	30,000	28,256
Walgreens Boots Alliance, Inc.	3.45	06/01/26	85,000	83,139
Walgreens Boots Alliance, Inc.	4.10	04/15/50	40,000	34,960
Walgreens Boots Alliance, Inc.	4.50	11/18/34	20,000	18,877
Walgreens Boots Alliance, Inc.	4.65	06/01/46	15,000	13,615
Walgreens Boots Alliance, Inc.	4.80	11/18/44	45,000	41,587
Walgreens Boots Alliance, Inc.	8.13	08/15/29	45,000	46,863
				1,695,828
SEMICONDUCTORS – 0.1%
ams-OSRAM AG(1)	12.25	03/30/29	20,000	20,291

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.0%
ACI Worldwide, Inc.(1)	5.75	08/15/26	$30,000	$29,902
Capstone Borrower, Inc.(1)	8.00	06/15/30	30,000	30,686
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	45,000	39,913
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	50,000	43,065
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	55,000	50,070
Cloud Software Group, Inc.(1)	6.50	03/31/29	240,000	240,314
Cloud Software Group, Inc.(1)	8.25	06/30/32	115,000	120,048
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	25,000	24,555
Dun & Bradstreet Corp.(1)	5.00	12/15/29	30,000	29,968
Dye & Durham Ltd.(1)	8.63	04/15/29	35,000	35,638
Ellucian Holdings, Inc.(1)	6.50	12/01/29	45,000	45,068
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	4.63	05/01/28	30,000	27,052
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(1)	8.75	05/01/29	35,000	34,021
Rocket Software, Inc.(1)	9.00	11/28/28	50,000	51,572
SS&C Technologies, Inc.(1)	5.50	09/30/27	120,000	119,525
SS&C Technologies, Inc.(1)	6.50	06/01/32	45,000	45,669
UKG, Inc.(1)	6.88	02/01/31	150,000	154,463
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	40,000	36,797
				1,158,326
TELECOMMUNICATIONS – 6.7%
Africell Holding Ltd.(1)	10.50	10/23/29	20,000	18,834
CommScope LLC(1)	4.75	09/01/29	55,000	48,613
CommScope LLC(1)	9.50	12/15/31	65,000	66,548
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	125,000	117,090
Consolidated Communications, Inc.(1)	5.00	10/01/28	25,000	23,762
Consolidated Communications, Inc.(1)	6.50	10/01/28	45,000	44,289
EchoStar Corp.	10.75	11/30/29	335,000	354,635
Frontier Communications Holdings LLC(1)	5.00	05/01/28	110,000	108,960
Frontier Communications Holdings LLC(1)	5.88	10/15/27	75,000	74,979
Frontier Communications Holdings LLC	5.88	11/01/29	45,000	45,068
Frontier Communications Holdings LLC(1)	6.00	01/15/30	60,000	60,260
Frontier Communications Holdings LLC(1)	6.75	05/01/29	60,000	60,311
Frontier Communications Holdings LLC(1)	8.63	03/15/31	45,000	47,758
Frontier Communications Holdings LLC(1)	8.75	05/15/30	75,000	78,572
Frontier Florida LLC	6.86	02/01/28	10,000	10,246
GoTo Group, Inc.(1)	5.50	05/01/28	25,000	21,812
Hughes Satellite Systems Corp.	5.25	08/01/26	45,000	41,998
Iliad Holding SASU(1)	7.00	10/15/28	55,000	55,719
Iliad Holding SASU(1)	7.00	04/15/32	50,000	50,744
Iliad Holding SASU(1)	8.50	04/15/31	55,000	58,073
Level 3 Financing, Inc.(1)	10.50	04/15/29	40,000	44,489
Level 3 Financing, Inc.(1)	10.50	05/15/30	65,000	70,595
Level 3 Financing, Inc.(1)	10.75	12/15/30	40,000	44,484
Level 3 Financing, Inc.(1)	11.00	11/15/29	90,000	100,688
Lumen Technologies, Inc.(1)	4.13	04/15/29	20,000	18,900
Lumen Technologies, Inc.(1)	4.13	04/15/30	15,000	14,100
Lumen Technologies, Inc.(1)	10.00	10/15/32	35,000	34,956
Sunrise Hold Co. IV BV(1)	5.50	01/15/28	20,000	19,620

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 6.7% (Continued)
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	$140,000	$143,448
Zayo Group Holdings, Inc.(1)	4.00	03/01/27	85,000	78,407
				1,957,958
TRANSPORTATION – 0.5%
Brightline East LLC(1)	11.00	01/31/30	70,000	57,126
Star Leasing Co. LLC(1)	7.63	02/15/30	45,000	40,426
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	45,000	44,946
				142,498
TOTAL CORPORATE BONDS (Cost - $28,815,539)				28,436,369

SHORT-TERM INVESTMENTS – 1.2%
TIME DEPOSITS – 1.2%
JP Morgan Chase, New York	3.68	05/01/25	342,682	342,682
TOTAL SHORT-TERM INVESTMENTS (Cost - $342,682)				342,682

TOTAL INVESTMENTS – 99.0% (Cost - $29,158,221)				$28,779,051
OTHER ASSETS LESS LIABILITIES – 1.0%				281,031
NET ASSETS – 100.0%				$29,060,082

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $25,303,121 and represents 87.1% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.
(3)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.0%
MEDIA – 0.0%
Beasley Broadcast Group, Inc. Class A*	119	$644
TOTAL COMMON STOCKS (Cost - $1,474)		644

	Rate (%)	Maturity	Face Amount
CORPORATE BONDS – 97.1%
ADVERTISING – 1.9%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$1,110,000	910,993
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	1,059,000	879,791
CMG Media Corp.(1)	8.88	06/18/29	610,000	535,275
				2,326,059
AEROSPACE/DEFENSE – 1.0%
F-Brasile SpA/F-Brasile US LLC(1)	7.38	08/15/26	530,000	530,941
Spirit AeroSystems, Inc.	4.60	06/15/28	745,000	721,003
				1,251,944
APPAREL – 0.4%
Wolverine World Wide, Inc.(1)	4.00	08/15/29	575,000	479,350

AUTO MANUFACTURERS – 1.1%
McLaren Finance PLC(1)	7.50	08/01/26	655,000	656,781
PM General Purchaser LLC(1)	9.50	10/01/28	690,000	666,903
				1,323,684
AUTO PARTS & EQUIPMENT – 0.8%
Dornoch Debt Merger Sub, Inc.(1)	6.63	10/15/29	685,000	474,244
Real Hero Merger Sub 2, Inc.(1)	6.25	02/01/29	630,000	470,644
				944,888
BIOTECHNOLOGY – 0.3%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	495,000	319,228

BUILDING MATERIALS – 1.4%
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	355,000	238,522
CP Atlas Buyer, Inc.(1)	7.00	12/01/28	537,000	444,388
Oscar Acquisition Co. LLC/Oscar Finance, Inc.(1)	9.50	04/15/30	615,000	560,403
Wilsonart LLC(1)	11.00	08/15/32	535,000	484,971
				1,728,284
CHEMICALS – 3.7%
GPD Cos, Inc.(1)	10.13	04/01/26	540,000	488,971
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(1)	9.00	07/01/28	485,000	486,234
Innophos Holdings, Inc.(1)	11.50	06/15/29	485,000	491,062
Mativ Holdings, Inc.(1)	8.00	10/01/29	420,000	349,668
Olympus Water US Holding Corp.(1)	6.25	10/01/29	415,000	381,842
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	750,000	729,333
Vibrantz Technologies, Inc.(1)	9.00	02/15/30	795,000	604,057
WR Grace Holdings LLC(1)	5.63	08/15/29	1,215,000	1,078,334
				4,609,501

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 5.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	$1,015,000	$953,512
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	9.75	07/15/27	1,110,000	1,114,929
Deluxe Corp.(1)	8.00	06/01/29	500,000	459,682
Garda World Security Corp.(1)	6.00	06/01/29	525,000	491,924
Garda World Security Corp.(1)	8.25	08/01/32	600,000	590,275
Garda World Security Corp.(1)	8.38	11/15/32	1,050,000	1,036,779
Hertz Corp.(1)	4.63	12/01/26	560,000	468,169
Hertz Corp.(1)	5.00	12/01/29	1,041,000	642,546
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	755,000	697,347
Signal Parent, Inc.(1)	6.13	04/01/29	306,000	164,640
StoneMor, Inc.(1)	8.50	05/15/29	420,000	378,074
WW International, Inc.(1)	4.50	04/15/29	556,000	132,726
				7,130,603
COMPUTERS – 2.1%
Ahead DB Holdings LLC(1)	6.63	05/01/28	435,000	421,231
McAfee Corp.(1)	7.38	02/15/30	2,135,000	1,846,395
Virtusa Corp.(1)	7.13	12/15/28	365,000	348,472
				2,616,098
DISTRIBUTION/WHOLESALE – 1.0%
BCPE Empire Holdings, Inc.(1)	7.63	05/01/27	730,000	730,000
Dealer Tire LLC/DT Issuer LLC(1)	8.00	02/01/28	525,000	509,954
				1,239,954
DIVERSIFIED FINANCIAL SERVICES – 3.1%
Aretec Group, Inc.(1)	7.50	04/01/29	420,000	411,165
Armor Holdco, Inc.(1)	8.50	11/15/29	369,000	340,112
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	420,000	338,145
Cobra Acquisition Co. LLC(1)	12.25	11/01/29	272,000	263,826
Hightower Holding LLC(1)	6.75	04/15/29	325,000	311,184
Hightower Holding LLC(1)	9.13	01/31/30	415,000	424,869
LD Holdings Group LLC(1)	6.13	04/01/28	530,000	436,798
LD Holdings Group LLC(1)	8.75	11/01/27	360,000	328,937
Osaic Holdings, Inc.(1)	10.75	08/01/27	460,000	461,448
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	526,000	509,352
				3,825,836
ENGINEERING & CONSTRUCTION – 0.2%
Great Lakes Dredge & Dock Corp.(1)	5.25	06/01/29	335,000	306,168

ENTERTAINMENT – 2.1%
Affinity Interactive(1)	6.88	12/15/27	595,000	427,160
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	698,000	212,890
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	1,020,000	704,738
Motion Bondco DAC(1)	6.63	11/15/27	430,000	407,107
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	780,000	460,200
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	810,000	425,250
				2,637,345

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.8%
Madison IAQ LLC(1)	5.88	06/30/29	$1,090,000	$1,032,234

FOOD – 2.4%
B&G Foods, Inc.	5.25	09/15/27	585,000	549,742
C&S Group Enterprises LLC(1)	5.00	12/15/28	415,000	347,574
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	525,000	550,539
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	480,000	503,103
TreeHouse Foods, Inc.	4.00	09/01/28	525,000	471,594
United Natural Foods, Inc.(1)	6.75	10/15/28	530,000	520,973
				2,943,525
FOOD SERVICE – 0.6%
TKC Holdings, Inc.(1)	10.50	05/15/29	720,000	723,259

HEALTHCARE-SERVICES – 4.0%
AHP Health Partners, Inc.(1)	5.75	07/15/29	315,000	291,455
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	1,285,000	877,488
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	1,340,000	977,644
LifePoint Health, Inc.(1)	5.38	01/15/29	522,000	470,490
LifePoint Health, Inc.(1)	10.00	06/01/32	855,000	830,419
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	820,000	636,377
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	855,000	854,128
				4,938,001
HOUSEHOLD PRODUCTS/WARES – 0.2%
Kronos Acquisition Holdings, Inc.(1)	10.75	06/30/32	470,000	282,492

INSURANCE – 9.9%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	520,000	493,130
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	992,000	1,015,888
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	527,000	544,959
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	430,000	415,503
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	10/15/27	1,315,000	1,306,920
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	690,000	698,150
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	1,620,000	1,653,781
AssuredPartners, Inc.(1)	5.63	01/15/29	580,000	578,623
AssuredPartners, Inc.(1)	7.50	02/15/32	535,000	569,203
BroadStreet Partners, Inc.(1)	5.88	04/15/29	760,000	734,629
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	525,000	533,236
HUB International Ltd.(1)	5.63	12/01/29	546,000	534,038
HUB International Ltd.(1)	7.38	01/31/32	1,830,000	1,886,487
Jones Deslauriers Insurance Management, Inc.(1)	10.50	12/15/30	525,000	565,232
USI, Inc./NY(1)	7.50	01/15/32	650,000	672,126
				12,201,905
INTERNET – 1.5%
Arches Buyer, Inc.(1)	6.13	12/01/28	525,000	470,723
Cablevision Lightpath LLC(1)	5.63	09/15/28	435,000	403,297
Millennium Escrow Corp.(1)	6.63	08/01/26	830,000	601,435
Newfold Digital Holdings Group, Inc.(1)	6.00	02/15/29	540,000	320,884
				1,796,339

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.9%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP(1)	8.75	07/15/26	$620,000	$545,461
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	579,000	608,095
				1,153,556
LEISURE TIME – 0.3%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	550,000	407,355

LODGING – 0.3%
Full House Resorts, Inc.(1)	8.25	02/15/28	430,000	402,878

MACHINERY-DIVERSIFIED – 1.8%
GrafTech Finance, Inc.(1)	4.63	12/23/29	520,000	307,712
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	470,000	354,850
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	540,000	533,925
SPX FLOW, Inc.(1)	8.75	04/01/30	540,000	545,161
TK Elevator Holdco GmbH(1)	7.63	07/15/28	420,000	421,104
				2,162,752
MEDIA – 9.3%
CSC Holdings LLC(1)	3.38	02/15/31	265,000	177,153
CSC Holdings LLC(1)	4.13	12/01/30	290,000	199,024
CSC Holdings LLC(1)	4.50	11/15/31	399,000	271,721
CSC Holdings LLC(1)	5.38	02/01/28	265,000	231,811
CSC Holdings LLC(1)	5.50	04/15/27	365,000	339,499
CSC Holdings LLC(1)	6.50	02/01/29	465,000	380,707
CSC Holdings LLC(1)	11.25	05/15/28	265,000	259,244
CSC Holdings LLC(1)	11.75	01/31/29	543,700	514,364
Cumulus Media New Holdings, Inc.(1)	8.00	07/01/29	331,000	92,680
DISH DBS Corp.	5.13	06/01/29	450,000	282,311
DISH DBS Corp.(1)	5.25	12/01/26	810,000	738,612
DISH DBS Corp.(1)	5.75	12/01/28	755,000	635,498
DISH DBS Corp.	7.38	07/01/28	300,000	203,042
DISH DBS Corp.	7.75	07/01/26	600,000	522,253
Gray Media, Inc.(1)	4.75	10/15/30	830,000	495,925
Gray Media, Inc.(1)	5.38	11/15/31	1,280,000	764,852
Gray Media, Inc.(1)	7.00	05/15/27	575,000	559,955
iHeartCommunications, Inc.(1)	7.75	08/15/30	699,100	500,985
iHeartCommunications, Inc.(1)	9.13	05/01/29	904,750	702,032
iHeartCommunications, Inc.(1)	10.88	05/01/30	913,000	385,742
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	680,000	674,421
Radiate Holdco LLC/Radiate Finance, Inc.(1)	4.50	09/15/26	960,000	829,334
Scripps Escrow II, Inc.(1)	5.38	01/15/31	425,000	242,378
Scripps Escrow, Inc.(1)	5.88	07/15/27	450,000	356,901
Sinclair Television Group, Inc.(1)	4.38	12/31/32	178,000	107,922
Sinclair Television Group, Inc.(1)	5.13	02/15/27	110,000	103,125
Sinclair Television Group, Inc.(1)	5.50	03/01/30	610,000	442,250
Sinclair Television Group, Inc.(1)	9.75	02/15/33	185,000	191,938
Urban One, Inc.(1)	7.38	02/01/28	620,000	298,276
				11,503,955

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
METAL FABRICATE/HARDWARE – 0.3%
Park-Ohio Industries, Inc.	6.63	04/15/27	$365,000	$353,187

MISCELLANEOUS MANUFACTURER – 1.0%
FXI Holdings, Inc.(1)	12.25	11/15/26	830,000	735,413
FXI Holdings, Inc.(1)	12.25	11/15/26	497,000	440,491
				1,175,904
OIL & GAS – 3.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	8.13	01/15/27	360,000	337,951
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	335,000	300,142
Global Marine, Inc.	7.00	06/01/28	290,000	250,227
Nabors Industries Ltd.(1)	7.50	01/15/28	405,000	322,704
Nabors Industries, Inc.(1)	8.88	08/15/31	603,000	409,764
Transocean, Inc.	6.80	03/15/38	525,000	324,032
Transocean, Inc.	7.50	04/15/31	360,000	256,338
Transocean, Inc.(1)	8.00	02/01/27	545,000	506,722
Transocean, Inc.(1)	8.25	05/15/29	790,000	637,629
Transocean, Inc.(1)	8.50	05/15/31	767,000	593,604
				3,939,113
OIL & GAS SERVICES – 0.2%
Nine Energy Service, Inc.	13.00	02/01/28	330,000	194,175

PACKAGING & CONTAINERS – 5.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	1,110,000	967,452
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.(1)	4.13	08/15/26	1,285,000	1,135,452
Graham Packaging Co., Inc.(1)	7.13	08/15/28	542,000	530,579
Iris Holding, Inc.(1)	10.00	12/15/28	415,000	367,338
LABL, Inc.(1)	8.25	11/01/29	485,000	329,497
LABL, Inc.(1)	10.50	07/15/27	730,000	654,149
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/27	1,430,000	1,313,341
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	655,000	687,941
Trivium Packaging Finance BV(1)	8.50	08/15/27	745,000	737,351
				6,723,100
PHARMACEUTICALS – 2.5%
Bausch Health Americas, Inc.(1)	8.50	01/31/27	425,000	404,166
Bausch Health Americas, Inc.(1)	9.25	04/01/26	120,000	117,114
Bausch Health Cos, Inc.(1)	5.00	01/30/28	285,000	218,464
Bausch Health Cos, Inc.(1)	5.00	02/15/29	365,000	231,405
Bausch Health Cos, Inc.(1)	5.25	01/30/30	660,000	387,030
Bausch Health Cos, Inc.(1)	5.25	02/15/31	360,000	194,758
Bausch Health Cos, Inc.(1)	6.25	02/15/29	635,000	416,719
Bausch Health Cos, Inc.(1)	7.25	05/30/29	230,000	154,344
Bausch Health Cos, Inc.(1)	14.00	10/15/30	260,000	223,095
Grifols SA(1)	4.75	10/15/28	755,000	703,540
				3,050,635

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 0.8%
New Fortress Energy, Inc.(1)	6.50	09/30/26	$560,000	$459,302
TransMontaigne Partners LLC(1)	8.50	06/15/30	525,000	529,168
				988,470
REAL ESTATE – 0.7%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	480,000	353,167
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	585,000	462,590
				815,757
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.0%
Diversified Healthcare Trust	4.38	03/01/31	535,000	414,716
Diversified Healthcare Trust	4.75	02/15/28	525,000	470,215
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	1,150,000	763,336
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	765,000	583,594
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	1,205,000	1,065,511
Office Properties Income Trust(1)	3.25	03/15/27	486,551	389,886
Office Properties Income Trust(1)	9.00	03/31/29	310,000	297,858
Office Properties Income Trust(1)	9.00	09/30/29	595,000	441,788
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	765,000	685,098
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	1,150,000	1,053,486
				6,165,488
RETAIL – 5.8%
Arko Corp.(1)	5.13	11/15/29	470,000	376,836
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	875,000	761,164
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	1,320,000	1,156,317
Foundation Building Materials, Inc.(1)	6.00	03/01/29	415,000	350,282
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1)	7.00	08/15/28	435,000	253,512
LBM Acquisition LLC(1)	6.25	01/15/29	760,000	666,860
Liberty Interactive LLC	8.25	02/01/30	535,000	201,069
Liberty Interactive LLC	8.50	07/15/29	325,000	125,708
Michaels Cos, Inc.(1)	7.88	05/01/29	1,115,000	388,768
Park River Holdings, Inc.(1)	5.63	02/01/29	360,000	282,056
Park River Holdings, Inc.(1)	6.75	08/01/29	310,000	245,461
PetSmart, Inc./PetSmart Finance Corp.(1)	7.75	02/15/29	1,215,000	1,133,444
Staples, Inc.(1)	12.75	01/15/30	875,847	513,831
White Capital Buyer LLC(1)	6.88	10/15/28	684,000	667,197
				7,122,505
SOFTWARE – 4.8%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	2,490,000	2,382,460
Cloud Software Group, Inc.(1)	9.00	09/30/29	2,410,000	2,430,557
Rackspace Finance LLC(1)	3.50	05/15/28	355,000	129,920
Rocket Software, Inc.(1)	6.50	02/15/29	605,000	578,488
West Technology Group LLC(1)	8.50	04/10/27	495,000	324,225
				5,845,650
TELECOMMUNICATIONS – 10.2%
Altice Financing SA(1)	5.00	01/15/28	1,030,000	792,177
Altice Financing SA(1)	5.75	08/15/29	4,055,000	2,995,638
Altice Financing SA(1)	9.63	07/15/27	320,000	276,307

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 10.2% (Continued)
CommScope LLC(1)	7.13	07/01/28	$675,000	$574,173
CommScope LLC(1)	8.25	03/01/27	930,000	848,322
CommScope Technologies LLC(1)	5.00	03/15/27	785,000	684,022
GoTo Group, Inc.(1)	5.50	05/01/28	456,349	173,413
Hughes Satellite Systems Corp.	6.63	08/01/26	785,000	638,269
Level 3 Financing, Inc.(1)	3.63	01/15/29	275,000	213,812
Level 3 Financing, Inc.(1)	3.75	07/15/29	340,000	257,305
Level 3 Financing, Inc.(1)	3.88	10/15/30	390,000	309,543
Level 3 Financing, Inc.(1)	4.00	04/15/31	380,000	298,391
Level 3 Financing, Inc.(1)	4.50	04/01/30	658,000	551,226
Level 3 Financing, Inc.(1)	4.88	06/15/29	555,000	487,013
Level 3 Financing, Inc.(1)	10.00	10/15/32	329,340	328,997
Lumen Technologies, Inc.(1)	4.50	01/15/29	310,000	247,880
Lumen Technologies, Inc.	7.60	09/15/39	375,000	276,146
Lumen Technologies, Inc.	7.65	03/15/42	295,000	214,881
Telesat Canada/Telesat LLC(1)	4.88	06/01/27	225,000	121,010
Telesat Canada/Telesat LLC(1)	5.63	12/06/26	720,000	410,400
Viasat, Inc.(1)	6.50	07/15/28	420,000	369,747
Viasat, Inc.(1)	7.50	05/30/31	785,000	598,419
Zayo Group Holdings, Inc.(1)	6.13	03/01/28	1,145,000	935,750
				12,602,841
TRANSPORTATION – 0.2%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	315,000	260,095

TOTAL CORPORATE BONDS (Cost - $126,170,649)				119,524,113

SHORT-TERM INVESTMENTS – 1.1%
TIME DEPOSITS – 1.1%
JP Morgan Chase, New York	3.68	05/01/25	1,361,330	1,361,330
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,361,330)				1,361,330

TOTAL INVESTMENTS – 98.2% (Cost - $127,533,453)				$120,886,087
OTHER ASSETS LESS LIABILITIES – 1.8%				2,155,601
NET ASSETS – 100.0%				$123,041,688

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $110,642,764 and represents 89.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.1%
Interpublic Group of Cos, Inc.	4.65	10/01/28	$55,000	$55,257
Interpublic Group of Cos, Inc.	4.75	03/30/30	65,000	65,136
Omnicom Group, Inc.	2.45	04/30/30	60,000	53,845
				174,238
AEROSPACE/DEFENSE – 2.4%
Boeing Co.	2.70	02/01/27	110,000	106,305
Boeing Co.	2.95	02/01/30	90,000	82,491
Boeing Co.	3.10	05/01/26	60,000	59,074
Boeing Co.	3.20	03/01/29	105,000	99,183
Boeing Co.	3.25	02/01/28	120,000	115,584
Boeing Co.	5.04	05/01/27	220,000	221,493
Boeing Co.	6.26	05/01/27	115,000	118,499
Boeing Co.	6.30	05/01/29	160,000	168,430
HEICO Corp.	5.25	08/01/28	55,000	56,167
Howmet Aerospace, Inc.	3.00	01/15/29	80,000	76,125
Howmet Aerospace, Inc.	5.90	02/01/27	70,000	71,782
L3Harris Technologies, Inc.	3.85	12/15/26	70,000	69,342
L3Harris Technologies, Inc.	4.40	06/15/28	105,000	104,746
L3Harris Technologies, Inc.	4.40	06/15/28	95,000	94,806
L3Harris Technologies, Inc.	5.05	06/01/29	80,000	81,306
L3Harris Technologies, Inc.	5.40	01/15/27	130,000	132,067
Northrop Grumman Corp.	3.20	02/01/27	85,000	83,528
Northrop Grumman Corp.	3.25	01/15/28	220,000	214,150
Northrop Grumman Corp.	4.60	02/01/29	60,000	60,678
RTX Corp.	2.65	11/01/26	80,000	78,106
RTX Corp.	3.13	05/04/27	120,000	117,315
RTX Corp.	3.50	03/15/27	125,000	123,210
RTX Corp.	4.13	11/16/28	330,000	327,569
RTX Corp.	5.75	11/08/26	125,000	127,435
RTX Corp.	5.75	01/15/29	60,000	62,708
				2,852,099
AGRICULTURE – 1.3%
Altria Group, Inc.	2.63	09/16/26	55,000	53,651
Altria Group, Inc.	4.80	02/14/29	205,000	206,204
Altria Group, Inc.	4.88	02/04/28	60,000	60,719
Altria Group, Inc.	6.20	11/01/28	50,000	52,778
BAT Capital Corp.	2.26	03/25/28	195,000	183,441
BAT Capital Corp.	3.22	09/06/26	105,000	103,296
BAT Capital Corp.	3.46	09/06/29	50,000	47,647
BAT Capital Corp.	3.56	08/15/27	250,000	245,444
BAT Capital Corp.	4.70	04/02/27	95,000	95,420
BAT Capital Corp.	4.91	04/02/30	115,000	115,619
BAT International Finance PLC	4.45	03/16/28	115,000	115,111
BAT International Finance PLC	5.93	02/02/29	105,000	109,907
Bunge Ltd. Finance Corp.	3.25	08/15/26	65,000	63,980

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.3% (Continued)
Bunge Ltd. Finance Corp.	3.75	09/25/27	$70,000	$69,051
Bunge Ltd. Finance Corp.	4.20	09/17/29	90,000	88,920
				1,611,188
AIRLINES – 0.2%
Southwest Airlines Co.	2.63	02/10/30	55,000	49,234
Southwest Airlines Co.	5.13	06/15/27	198,000	198,586
				247,820
APPAREL – 0.1%
Tapestry, Inc.	5.10	03/11/30	85,000	85,389

AUTO MANUFACTURERS – 4.7%
Ford Motor Co.	4.35	12/08/26	175,000	171,718
Ford Motor Credit Co. LLC	2.70	08/10/26	150,000	144,078
Ford Motor Credit Co. LLC	2.90	02/16/28	80,000	73,305
Ford Motor Credit Co. LLC	2.90	02/10/29	80,000	71,173
Ford Motor Credit Co. LLC	3.82	11/02/27	80,000	75,783
Ford Motor Credit Co. LLC	4.13	08/17/27	135,000	129,496
Ford Motor Credit Co. LLC	4.27	01/09/27	105,000	102,039
Ford Motor Credit Co. LLC	4.54	08/01/26	90,000	88,520
Ford Motor Credit Co. LLC	4.95	05/28/27	155,000	151,767
Ford Motor Credit Co. LLC	5.11	05/03/29	160,000	153,458
Ford Motor Credit Co. LLC	5.13	11/05/26	135,000	133,741
Ford Motor Credit Co. LLC	5.30	09/06/29	100,000	96,433
Ford Motor Credit Co. LLC	5.80	03/05/27	160,000	159,161
Ford Motor Credit Co. LLC	5.80	03/08/29	190,000	186,602
Ford Motor Credit Co. LLC	5.85	05/17/27	175,000	174,220
Ford Motor Credit Co. LLC	5.88	11/07/29	130,000	127,914
Ford Motor Credit Co. LLC	5.92	03/20/28	105,000	104,384
Ford Motor Credit Co. LLC	6.80	11/07/28	160,000	163,285
Ford Motor Credit Co. LLC	6.80	05/12/28	170,000	172,617
Ford Motor Credit Co. LLC	6.95	06/10/26	90,000	90,826
Ford Motor Credit Co. LLC	7.35	11/04/27	175,000	180,007
Ford Motor Credit Co. LLC	7.35	03/06/30	125,000	129,347
General Motors Co.	4.20	10/01/27	80,000	78,659
General Motors Co.	5.00	10/01/28	85,000	85,177
General Motors Co.	5.40	10/15/29	105,000	105,923
General Motors Co.	6.80	10/01/27	115,000	119,526
General Motors Financial Co., Inc.	1.50	06/10/26	130,000	125,232
General Motors Financial Co., Inc.	2.35	02/26/27	105,000	100,307
General Motors Financial Co., Inc.	2.40	04/10/28	95,000	88,302
General Motors Financial Co., Inc.	2.40	10/15/28	115,000	105,451
General Motors Financial Co., Inc.	2.70	08/20/27	95,000	90,350
General Motors Financial Co., Inc.	4.00	10/06/26	90,000	88,948
General Motors Financial Co., Inc.	4.30	04/06/29	115,000	111,187
General Motors Financial Co., Inc.	4.35	01/17/27	130,000	128,874
General Motors Financial Co., Inc.	4.90	10/06/29	105,000	103,343
General Motors Financial Co., Inc.	5.00	04/09/27	145,000	145,198
General Motors Financial Co., Inc.	5.05	04/04/28	120,000	120,391

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 4.7% (Continued)
General Motors Financial Co., Inc.	5.35	07/15/27	$120,000	$121,317
General Motors Financial Co., Inc.	5.35	01/07/30	140,000	140,483
General Motors Financial Co., Inc.	5.40	05/08/27	130,000	131,380
General Motors Financial Co., Inc.	5.55	07/15/29	135,000	136,192
General Motors Financial Co., Inc.	5.65	01/17/29	60,000	60,804
General Motors Financial Co., Inc.	5.80	06/23/28	155,000	158,201
General Motors Financial Co., Inc.	5.80	01/07/29	175,000	178,857
General Motors Financial Co., Inc.	5.85	04/06/30	110,000	111,957
General Motors Financial Co., Inc.	6.00	01/09/28	115,000	117,901
				5,633,834
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	4.65	09/13/29	55,000	54,265
BorgWarner, Inc.	2.65	07/01/27	115,000	110,610
BorgWarner, Inc.	4.95	08/15/29	60,000	60,273
Lear Corp.	3.80	09/15/27	65,000	63,350
				288,498
BANKS – 9.5%
Banco Bilbao Vizcaya Argentaria SA	6.14	09/14/28	85,000	87,933
Bank of Montreal	3.80	12/15/32	125,000	120,860
Barclays PLC	2.28	11/24/27	190,000	183,102
Barclays PLC	4.34	01/10/28	130,000	129,125
Barclays PLC	4.84	05/09/28	230,000	229,539
Barclays PLC	4.84	09/10/28	115,000	115,209
Barclays PLC	4.94	09/10/30	160,000	159,936
Barclays PLC	4.97	05/16/29	190,000	191,029
Barclays PLC	5.09	02/25/29	135,000	135,944
Barclays PLC	5.09	06/20/30	155,000	153,582
Barclays PLC	5.20	05/12/26	225,000	225,418
Barclays PLC	5.37	02/25/31	200,000	202,748
Barclays PLC	5.50	08/09/28	190,000	193,048
Barclays PLC	5.67	03/12/28	150,000	152,997
Barclays PLC	5.69	03/12/30	230,000	236,610
Barclays PLC	5.83	05/09/27	210,000	212,198
Barclays PLC	6.49	09/13/29	130,000	136,894
Barclays PLC	6.50	09/13/27	176,000	180,043
Barclays PLC	7.39	11/02/28	160,000	169,808
Citigroup, Inc.	4.13	07/25/28	215,000	212,567
Citigroup, Inc.	4.30	11/20/26	110,000	109,741
Citigroup, Inc.	4.45	09/29/27	430,000	428,888
Citigroup, Inc.	5.59	11/19/34	145,000	145,748
Citizens Financial Group, Inc.	2.85	07/27/26	55,000	53,608
Citizens Financial Group, Inc.	3.25	04/30/30	85,000	78,046
Citizens Financial Group, Inc.	5.25	03/05/31	80,000	80,097
Citizens Financial Group, Inc.	5.84	01/23/30	140,000	143,288
Comerica, Inc.	4.00	02/01/29	55,000	52,752
Comerica, Inc.	5.98	01/30/30	110,000	111,376
Cooperatieve Rabobank UA	3.75	07/21/26	152,000	150,411

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.5% (Continued)
Deutsche Bank AG/New York, NY	2.31	11/16/27	$185,000	$178,169
Deutsche Bank AG/New York, NY	2.55	01/07/28	155,000	149,444
Deutsche Bank AG/New York, NY	4.88	12/01/32	105,000	102,705
Deutsche Bank AG/New York, NY	5.00	09/11/30	140,000	140,228
Deutsche Bank AG/New York, NY	5.37	01/10/29	135,000	136,805
Deutsche Bank AG/New York, NY	5.71	02/08/28	110,000	111,709
Deutsche Bank AG/New York, NY	6.72	01/18/29	160,000	167,780
Deutsche Bank AG/New York, NY	6.82	11/20/29	170,000	180,660
Deutsche Bank AG/New York, NY	7.15	07/13/27	139,000	142,635
Discover Bank	2.70	02/06/30	65,000	58,553
Discover Bank	3.45	07/27/26	110,000	108,294
Discover Bank	4.65	09/13/28	105,000	104,831
Fifth Third Bancorp	1.71	11/01/27	50,000	47,868
Fifth Third Bancorp	2.55	05/05/27	90,000	86,701
Fifth Third Bancorp	3.95	03/14/28	70,000	69,090
Fifth Third Bancorp	4.77	07/28/30	105,000	104,772
Fifth Third Bancorp	4.90	09/06/30	80,000	79,872
Fifth Third Bancorp	6.34	07/27/29	150,000	157,225
Fifth Third Bancorp	6.36	10/27/28	105,000	109,178
First Citizens BancShares, Inc./NC	5.23	03/12/31	60,000	59,609
First Horizon Corp.	5.51	03/07/31	60,000	60,306
FNB Corp./PA	5.72	12/11/30	50,000	49,897
Goldman Sachs Group, Inc.	5.95	01/15/27	75,000	77,119
HSBC Holdings PLC	4.38	11/23/26	100,000	99,671
Huntington Bancshares, Inc./OH	2.55	02/04/30	90,000	81,239
Huntington Bancshares, Inc./OH	4.44	08/04/28	80,000	79,567
Huntington Bancshares, Inc./OH	5.27	01/15/31	120,000	120,918
Huntington Bancshares, Inc./OH	6.21	08/21/29	140,000	145,556
KeyBank, N.A./Cleveland, OH	3.40	05/20/26	55,000	54,231
KeyBank, N.A./Cleveland, OH	5.85	11/15/27	120,000	123,406
KeyCorp	2.25	04/06/27	85,000	81,394
KeyCorp	2.55	10/01/29	90,000	81,746
KeyCorp	4.10	04/30/28	75,000	74,003
KeyCorp	5.12	04/04/31	85,000	84,915
M&T Bank Corp.	4.55	08/16/28	60,000	59,773
M&T Bank Corp.	4.83	01/16/29	50,000	50,082
M&T Bank Corp.	7.41	10/30/29	115,000	123,778
Morgan Stanley	3.95	04/23/27	205,000	203,380
Morgan Stanley	4.35	09/08/26	255,000	254,516
NatWest Group PLC	6.48	06/01/34	100,000	103,584
Regions Financial Corp.	1.80	08/12/28	80,000	73,015
Regions Financial Corp.	5.72	06/06/30	80,000	81,789
Santander Holdings USA, Inc.	2.49	01/06/28	115,000	110,337
Santander Holdings USA, Inc.	3.24	10/05/26	100,000	97,881
Santander Holdings USA, Inc.	4.40	07/13/27	120,000	119,189
Santander Holdings USA, Inc.	5.35	09/06/30	105,000	105,286
Santander Holdings USA, Inc.	5.47	03/20/29	95,000	95,379
Santander Holdings USA, Inc.	5.74	03/20/31	90,000	90,933

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.5% (Continued)
Santander Holdings USA, Inc.	6.12	05/31/27	$60,000	$60,675
Santander Holdings USA, Inc.	6.17	01/09/30	110,000	113,342
Santander Holdings USA, Inc.	6.50	03/09/29	105,000	108,943
Santander Holdings USA, Inc.	6.57	06/12/29	50,000	51,923
Santander UK Group Holdings PLC	1.67	06/14/27	110,000	106,199
Santander UK Group Holdings PLC	2.47	01/11/28	105,000	100,982
Santander UK Group Holdings PLC	3.82	11/03/28	115,000	112,290
Santander UK Group Holdings PLC	4.86	09/11/30	105,000	104,235
Santander UK Group Holdings PLC	5.69	04/15/31	140,000	143,613
Santander UK Group Holdings PLC	6.53	01/10/29	130,000	135,451
Synchrony Bank	5.63	08/23/27	70,000	70,767
Synovus Bank/Columbus, GA	5.63	02/15/28	50,000	50,216
Synovus Financial Corp.	6.17	11/01/30	60,000	60,492
Toronto-Dominion Bank	3.63	09/15/31	155,000	152,012
Truist Financial Corp.	3.88	03/19/29	70,000	67,686
Western Alliance Bancorp	3.00	06/15/31	75,000	68,998
Zions Bancorp, N.A.	3.25	10/29/29	65,000	58,209
				11,427,596
BEVERAGES – 0.9%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	80,000	82,189
Constellation Brands, Inc.	3.15	08/01/29	95,000	89,463
Constellation Brands, Inc.	3.50	05/09/27	45,000	44,157
Constellation Brands, Inc.	3.60	02/15/28	75,000	73,200
Constellation Brands, Inc.	3.70	12/06/26	60,000	59,308
Constellation Brands, Inc.	4.35	05/09/27	70,000	69,886
Constellation Brands, Inc.	4.65	11/15/28	55,000	55,170
Keurig Dr Pepper, Inc.	3.95	04/15/29	110,000	107,622
Keurig Dr Pepper, Inc.	4.35	05/15/28	60,000	60,168
Keurig Dr Pepper, Inc.	4.60	05/25/28	115,000	115,631
Keurig Dr Pepper, Inc.	5.05	03/15/29	85,000	86,561
Keurig Dr Pepper, Inc.	5.10	03/15/27	70,000	70,862
Molson Coors Beverage Co.	3.00	07/15/26	215,000	211,471
				1,125,688
BIOTECHNOLOGY – 1.6%
Amgen, Inc.	1.65	08/15/28	130,000	119,546
Amgen, Inc.	2.20	02/21/27	180,000	173,678
Amgen, Inc.	2.45	02/21/30	130,000	118,257
Amgen, Inc.	2.60	08/19/26	135,000	132,251
Amgen, Inc.	3.00	02/22/29	80,000	76,126
Amgen, Inc.	3.20	11/02/27	110,000	107,368
Amgen, Inc.	4.05	08/18/29	135,000	132,870
Amgen, Inc.	5.15	03/02/28	425,000	434,416
Amgen, Inc.	5.25	03/02/30	315,000	324,024
Illumina, Inc.	4.65	09/09/26	55,000	55,027
Illumina, Inc.	5.75	12/13/27	50,000	51,132
Royalty Pharma PLC	1.75	09/02/27	90,000	84,460
Royalty Pharma PLC	5.15	09/02/29	60,000	60,670
				1,869,825

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.2%
Carrier Global Corp.	2.49	02/15/27	$95,000	$92,211
Carrier Global Corp.	2.72	02/15/30	225,000	207,902
CRH SMW Finance DAC	5.13	01/09/30	145,000	147,852
CRH SMW Finance DAC	5.20	05/21/29	80,000	81,760
Fortune Brands Innovations, Inc.	3.25	09/15/29	85,000	79,920
Holcim Finance US LLC(1)	4.60	04/07/27	80,000	80,338
Holcim Finance US LLC(1)	4.70	04/07/28	65,000	65,476
Holcim Finance US LLC(1)	4.95	04/07/30	110,000	111,399
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	75,000	77,602
Lennox International, Inc.	5.50	09/15/28	60,000	61,617
Martin Marietta Materials, Inc.	2.50	03/15/30	55,000	49,949
Martin Marietta Materials, Inc.	3.50	12/15/27	60,000	58,563
Masco Corp.	1.50	02/15/28	55,000	50,574
Mohawk Industries, Inc.	5.85	09/18/28	70,000	72,566
Owens Corning	5.50	06/15/27	45,000	45,873
Trane Technologies Financing Ltd.	3.80	03/21/29	75,000	73,533
Trane Technologies Global Holding Co. Ltd.	3.75	08/21/28	60,000	59,003
Vulcan Materials Co.	4.95	12/01/29	65,000	65,675
				1,481,813
CHEMICALS – 1.3%
Albemarle Corp.	4.65	06/01/27	75,000	73,309
Dow Chemical Co.	4.80	11/30/28	80,000	80,905
Dow Chemical Co.	7.38	11/01/29	61,000	67,156
DuPont de Nemours, Inc.	4.73	11/15/28	240,000	242,608
Eastman Chemical Co.	4.50	12/01/28	65,000	64,741
Eastman Chemical Co.	5.00	08/01/29	70,000	70,567
FMC Corp.	3.20	10/01/26	45,000	43,978
FMC Corp.	3.45	10/01/29	65,000	59,812
FMC Corp.	5.15	05/18/26	60,000	60,110
Huntsman International LLC	4.50	05/01/29	85,000	80,171
LYB International Finance II BV	3.50	03/02/27	55,000	54,034
Mosaic Co.	4.05	11/15/27	80,000	79,112
Nutrien Ltd.	4.20	04/01/29	90,000	88,967
Nutrien Ltd.	4.90	03/27/28	70,000	71,021
PPG Industries, Inc.	3.75	03/15/28	90,000	88,631
Sherwin-Williams Co.	2.95	08/15/29	90,000	84,289
Sherwin-Williams Co.	3.45	06/01/27	150,000	147,389
Westlake Corp.	3.60	08/15/26	90,000	88,902
				1,545,702
COMMERCIAL SERVICES – 0.7%
Block Financial LLC	2.50	07/15/28	60,000	55,790
Equifax, Inc.	4.80	09/15/29	75,000	75,336
Equifax, Inc.	5.10	12/15/27	80,000	80,996
Equifax, Inc.	5.10	06/01/28	80,000	81,330
Global Payments, Inc.	2.15	01/15/27	85,000	81,474
Global Payments, Inc.	3.20	08/15/29	140,000	130,434

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 0.7% (Continued)
Global Payments, Inc.	4.95	08/15/27	$55,000	$55,262
Global Payments, Inc.	5.30	08/15/29	50,000	50,420
GXO Logistics, Inc.	6.25	05/06/29	65,000	66,093
Moody’s Corp.	3.25	01/15/28	55,000	53,749
Quanta Services, Inc.	4.75	08/09/27	65,000	65,365
Verisk Analytics, Inc.	4.13	03/15/29	70,000	69,037
				865,286
COMPUTERS – 2.1%
CGI, Inc.	1.45	09/14/26	75,000	71,967
CGI, Inc.(1)	4.95	03/14/30	75,000	75,399
Dell International LLC/EMC Corp.	4.35	02/01/30	80,000	78,641
Dell International LLC/EMC Corp.	4.75	04/01/28	100,000	100,836
Dell International LLC/EMC Corp.	4.90	10/01/26	200,000	200,859
Dell International LLC/EMC Corp.	5.00	04/01/30	100,000	100,649
Dell International LLC/EMC Corp.	5.25	02/01/28	108,000	110,308
Dell International LLC/EMC Corp.	5.30	10/01/29	205,000	209,266
Dell International LLC/EMC Corp.	6.02	06/15/26	271,000	274,202
DXC Technology Co.	1.80	09/15/26	80,000	76,819
DXC Technology Co.	2.38	09/15/28	75,000	68,752
Hewlett Packard Enterprise Co.	4.40	09/25/27	135,000	134,926
Hewlett Packard Enterprise Co.	4.45	09/25/26	130,000	130,021
Hewlett Packard Enterprise Co.	4.55	10/15/29	195,000	193,347
Hewlett Packard Enterprise Co.	5.25	07/01/28	65,000	66,392
HP, Inc.	1.45	06/17/26	50,000	48,226
HP, Inc.	3.00	06/17/27	120,000	116,202
HP, Inc.	4.00	04/15/29	115,000	111,577
HP, Inc.	4.75	01/15/28	105,000	105,458
HP, Inc.	5.40	04/25/30	50,000	50,501
Kyndryl Holdings, Inc.	2.05	10/15/26	60,000	57,858
NetApp, Inc.	2.38	06/22/27	50,000	47,700
Western Digital Corp.	2.85	02/01/29	55,000	50,248
				2,480,154
COSMETICS/PERSONAL CARE – 0.3%
Haleon US Capital LLC	3.38	03/24/27	223,000	219,574
Haleon US Capital LLC	3.38	03/24/29	105,000	101,036
				320,610
DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	85,000	86,855

DIVERSIFIED FINANCIAL SERVICES – 6.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10/29/26	405,000	391,858
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	395,000	373,027
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.65	07/21/27	105,000	102,593
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	65,000	63,641
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	60,000	59,888
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	140,000	138,928
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	04/01/28	80,000	80,428
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	95,000	95,971

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3% (Continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	$105,000	$108,153
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.10	01/15/27	110,000	112,375
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.45	04/15/27	170,000	175,359
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	90,000	90,482
Air Lease Corp.	1.88	08/15/26	125,000	120,598
Air Lease Corp.	2.10	09/01/28	65,000	59,906
Air Lease Corp.	2.20	01/15/27	90,000	86,537
Air Lease Corp.	3.00	02/01/30	75,000	69,118
Air Lease Corp.	3.25	10/01/29	45,000	42,292
Air Lease Corp.	3.63	04/01/27	45,000	44,360
Air Lease Corp.	3.63	12/01/27	65,000	63,481
Air Lease Corp.	3.75	06/01/26	85,000	84,084
Air Lease Corp.	4.63	10/01/28	50,000	50,003
Air Lease Corp.	5.10	03/01/29	60,000	60,845
Air Lease Corp.	5.30	06/25/26	60,000	60,374
Air Lease Corp.	5.30	02/01/28	75,000	76,348
Air Lease Corp.	5.85	12/15/27	80,000	82,438
Aircastle Ltd.	4.25	06/15/26	70,000	69,343
Ally Financial, Inc.	2.20	11/02/28	75,000	68,019
Ally Financial, Inc.	4.75	06/09/27	90,000	89,621
Ally Financial, Inc.	5.54	01/17/31	50,000	49,588
Ally Financial, Inc.	6.85	01/03/30	80,000	83,077
Ally Financial, Inc.	6.99	06/13/29	95,000	98,740
Ally Financial, Inc.	7.10	11/15/27	80,000	83,876
Ares Management Corp.	6.38	11/10/28	45,000	47,559
BGC Group, Inc.(1)	6.15	04/02/30	75,000	74,955
Capital One Financial Corp.	1.88	11/02/27	145,000	139,141
Capital One Financial Corp.	3.27	03/01/30	135,000	127,222
Capital One Financial Corp.	3.65	05/11/27	110,000	108,294
Capital One Financial Corp.	3.75	07/28/26	160,000	158,161
Capital One Financial Corp.	3.75	03/09/27	145,000	143,213
Capital One Financial Corp.	3.80	01/31/28	145,000	142,253
Capital One Financial Corp.	4.93	05/10/28	175,000	175,962
Capital One Financial Corp.	5.25	07/26/30	95,000	95,943
Capital One Financial Corp.	5.46	07/26/30	120,000	121,971
Capital One Financial Corp.	5.47	02/01/29	105,000	107,062
Capital One Financial Corp.	5.70	02/01/30	105,000	107,616
Capital One Financial Corp.	6.31	06/08/29	200,000	208,464
Capital One Financial Corp.	7.15	10/29/27	80,000	82,801
Discover Financial Services	4.10	02/09/27	90,000	89,221
Enact Holdings, Inc.	6.25	05/28/29	80,000	81,950
Jefferies Financial Group, Inc.	4.15	01/23/30	115,000	110,844
Jefferies Financial Group, Inc.	4.85	01/15/27	70,000	70,468
Jefferies Financial Group, Inc.	5.88	07/21/28	105,000	107,834
Lazard Group LLC	4.38	03/11/29	60,000	58,824
Lazard Group LLC	4.50	09/19/28	55,000	54,394
LPL Holdings, Inc.	4.90	04/03/28	55,000	55,266
LPL Holdings, Inc.	5.20	03/15/30	85,000	85,825

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 6.3% (Continued)
LPL Holdings, Inc.	5.70	05/20/27	$55,000	$56,121
LPL Holdings, Inc.	6.75	11/17/28	85,000	90,390
Marex Group PLC	6.40	11/04/29	65,000	66,447
Nasdaq, Inc.	3.85	06/30/26	45,000	44,830
Nasdaq, Inc.	5.35	06/28/28	95,000	97,616
Nomura Holdings, Inc.	1.65	07/14/26	135,000	130,420
Nomura Holdings, Inc.	2.17	07/14/28	115,000	106,470
Nomura Holdings, Inc.	2.33	01/22/27	145,000	139,520
Nomura Holdings, Inc.	2.71	01/22/29	50,000	46,432
Nomura Holdings, Inc.	3.10	01/16/30	155,000	143,465
Nomura Holdings, Inc.	5.39	07/06/27	55,000	55,805
Nomura Holdings, Inc.	5.59	07/02/27	55,000	56,060
Nomura Holdings, Inc.	5.61	07/06/29	70,000	71,889
Nomura Holdings, Inc.	5.84	01/18/28	70,000	72,095
Nomura Holdings, Inc.	6.07	07/12/28	95,000	98,849
ORIX Corp.	3.70	07/18/27	50,000	49,275
Radian Group, Inc.	6.20	05/15/29	70,000	72,359
Synchrony Financial	3.70	08/04/26	65,000	63,539
Synchrony Financial	3.95	12/01/27	110,000	107,089
Synchrony Financial	5.15	03/19/29	75,000	74,205
Synchrony Financial	5.45	03/06/31	80,000	79,825
Synchrony Financial	5.94	08/02/30	85,000	86,124
				7,599,419
ELECTRIC – 7.5%
AEP Texas, Inc.	5.45	05/15/29	50,000	51,297
AES Corp.	5.45	06/01/28	100,000	101,620
Algonquin Power & Utilities Corp.(2)	5.37	06/15/26	120,000	120,819
Ameren Corp.	1.95	03/15/27	45,000	43,092
Ameren Corp.	5.00	01/15/29	75,000	76,087
Ameren Corp.	5.70	12/01/26	70,000	71,261
American Electric Power Co., Inc.	3.20	11/13/27	65,000	63,348
American Electric Power Co., Inc.	3.88	02/15/62	80,000	75,498
American Electric Power Co., Inc.	4.30	12/01/28	55,000	54,639
American Electric Power Co., Inc.	5.20	01/15/29	120,000	122,630
American Electric Power Co., Inc.	5.75	11/01/27	50,000	51,587
Avangrid, Inc.	3.80	06/01/29	80,000	77,505
CenterPoint Energy, Inc.	1.45	06/01/26	65,000	62,907
CenterPoint Energy, Inc.	5.40	06/01/29	75,000	77,244
Constellation Energy Generation LLC	5.60	03/01/28	70,000	72,238
Dominion Energy, Inc.	3.38	04/01/30	150,000	141,098
Dominion Energy, Inc.	6.88	02/01/55	120,000	123,691
DTE Energy Co.	2.85	10/01/26	75,000	73,420
DTE Energy Co.	4.88	06/01/28	85,000	85,875
DTE Energy Co.	4.95	07/01/27	130,000	131,416
DTE Energy Co.	5.10	03/01/29	145,000	147,229
DTE Energy Co.	5.20	04/01/30	115,000	117,100
Duke Energy Corp.	2.65	09/01/26	155,000	151,398
Duke Energy Corp.	3.15	08/15/27	85,000	82,808

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.5% (Continued)
Duke Energy Corp.	3.25	01/15/82	$60,000	$56,496
Duke Energy Corp.	3.40	06/15/29	65,000	62,171
Duke Energy Corp.	4.30	03/15/28	105,000	105,014
Duke Energy Corp.	4.85	01/05/27	70,000	70,648
Duke Energy Corp.	4.85	01/05/29	65,000	65,874
Duke Energy Corp.	5.00	12/08/27	60,000	60,950
Edison International	4.13	03/15/28	75,000	72,542
Edison International	5.25	11/15/28	65,000	64,549
Edison International	5.45	06/15/29	60,000	59,506
Edison International	5.75	06/15/27	60,000	60,391
Edison International	6.25	03/15/30	50,000	50,673
Edison International	6.95	11/15/29	55,000	57,467
Emera US Finance LP	3.55	06/15/26	75,000	73,885
Enel Americas SA	4.00	10/25/26	70,000	69,289
Enel Chile SA	4.88	06/12/28	105,000	104,553
Entergy Corp.	1.90	06/15/28	80,000	74,465
Entergy Corp.	2.95	09/01/26	85,000	83,303
Entergy Corp.	7.13	12/01/54	135,000	136,092
Evergy, Inc.	2.90	09/15/29	95,000	88,756
Eversource Energy	2.90	03/01/27	70,000	68,059
Eversource Energy	4.25	04/01/29	55,000	54,329
Eversource Energy	4.60	07/01/27	75,000	75,212
Eversource Energy	5.45	03/01/28	145,000	148,617
Eversource Energy	5.95	02/01/29	75,000	78,213
Exelon Corp.	2.75	03/15/27	75,000	72,937
Exelon Corp.	4.05	04/15/30	130,000	126,829
Exelon Corp.	5.15	03/15/28	115,000	117,414
Exelon Corp.	5.15	03/15/29	65,000	66,525
FirstEnergy Corp.	2.65	03/01/30	60,000	54,489
FirstEnergy Corp.	3.90	07/15/27	170,000	168,109
Fortis, Inc./Canada	3.06	10/04/26	115,000	112,551
Interstate Power & Light Co.	4.10	09/26/28	50,000	49,550
ITC Holdings Corp.	3.35	11/15/27	45,000	43,757
National Grid PLC	5.60	06/12/28	85,000	87,680
NextEra Energy Capital Holdings, Inc.	1.88	01/15/27	105,000	100,654
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	160,000	148,547
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	105,000	97,344
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	50,000	48,105
NextEra Energy Capital Holdings, Inc.	3.55	05/01/27	170,000	167,388
NextEra Energy Capital Holdings, Inc.	3.80	03/15/82	70,000	65,833
NextEra Energy Capital Holdings, Inc.	4.63	07/15/27	130,000	130,839
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	65,000	61,389
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	110,000	111,731
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	145,000	147,118
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	100,000	101,266
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	75,000	76,529
NextEra Energy Capital Holdings, Inc.	5.05	03/15/30	105,000	106,715
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	60,000	58,214

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.5% (Continued)
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	$105,000	$106,444
Pacific Gas & Electric Co.	2.10	08/01/27	100,000	94,219
Pacific Gas & Electric Co.	3.00	06/15/28	85,000	80,534
Pacific Gas & Electric Co.	3.30	12/01/27	125,000	120,536
Pacific Gas & Electric Co.	3.75	07/01/28	100,000	96,906
Pacific Gas & Electric Co.	5.55	05/15/29	90,000	91,488
Pacific Gas & Electric Co.	6.10	01/15/29	100,000	103,419
PPL Capital Funding, Inc.	3.10	05/15/26	75,000	73,970
Public Service Enterprise Group, Inc.	4.90	03/15/30	60,000	60,631
Public Service Enterprise Group, Inc.	5.20	04/01/29	85,000	87,183
Public Service Enterprise Group, Inc.	5.85	11/15/27	75,000	77,645
Public Service Enterprise Group, Inc.	5.88	10/15/28	70,000	73,100
Sempra	3.25	06/15/27	75,000	72,904
Sempra	3.40	02/01/28	110,000	106,874
Sempra	3.70	04/01/29	50,000	48,365
Sempra	4.13	04/01/52	105,000	96,553
Sempra	5.40	08/01/26	65,000	65,532
Sempra	6.88	10/01/54	130,000	126,382
Southern Co.	3.25	07/01/26	190,000	187,564
Southern Co.	3.70	04/30/30	110,000	105,663
Southern Co.	3.75	09/15/51	120,000	116,278
Southern Co.	4.85	06/15/28	85,000	86,389
Southern Co.	5.11	08/01/27	90,000	91,366
Southern Co.	5.50	03/15/29	110,000	114,196
Southwestern Electric Power Co.	4.10	09/15/28	75,000	73,860
WEC Energy Group, Inc.	1.38	10/15/27	45,000	41,893
WEC Energy Group, Inc.	2.20	12/15/28	60,000	55,591
Xcel Energy, Inc.	1.75	03/15/27	40,000	38,053
Xcel Energy, Inc.	2.60	12/01/29	65,000	59,434
Xcel Energy, Inc.	3.35	12/01/26	65,000	63,913
Xcel Energy, Inc.	4.00	06/15/28	65,000	64,133
				9,019,392
ELECTRONICS – 0.7%
Arrow Electronics, Inc.	3.88	01/12/28	60,000	58,747
Arrow Electronics, Inc.	5.15	08/21/29	50,000	50,458
Avnet, Inc.	6.25	03/15/28	50,000	51,658
Flex Ltd.	4.88	06/15/29	75,000	74,495
Fortive Corp.	3.15	06/15/26	90,000	88,474
Jabil, Inc.	3.60	01/15/30	40,000	37,699
Jabil, Inc.	3.95	01/12/28	60,000	58,919
Jabil, Inc.	4.25	05/15/27	70,000	69,728
Keysight Technologies, Inc.	3.00	10/30/29	50,000	46,446
Keysight Technologies, Inc.	4.60	04/06/27	75,000	75,176
TD SYNNEX Corp.	1.75	08/09/26	75,000	71,694
TD SYNNEX Corp.	2.38	08/09/28	60,000	55,414
Trimble, Inc.	4.90	06/15/28	55,000	55,381
				794,289

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	6.35	08/18/28	$70,000	$73,167
MasTec, Inc.	5.90	06/15/29	50,000	51,231
				124,398
ENTERTAINMENT – 0.5%
Warnermedia Holdings, Inc.	3.76	03/15/27	440,000	428,257
Warnermedia Holdings, Inc.	4.05	03/15/29	170,000	159,014
				587,271
ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.35	09/18/28	80,000	82,579
Veralto Corp.	5.50	09/18/26	85,000	86,218
				168,797
FOOD – 3.0%
Ahold Finance USA LLC	6.88	05/01/29	70,000	76,244
Conagra Brands, Inc.	1.38	11/01/27	105,000	96,933
Conagra Brands, Inc.	4.85	11/01/28	145,000	145,974
Conagra Brands, Inc.	5.30	10/01/26	60,000	60,522
General Mills, Inc.	2.88	04/15/30	85,000	78,541
General Mills, Inc.	3.20	02/10/27	70,000	68,710
General Mills, Inc.	4.20	04/17/28	150,000	149,633
General Mills, Inc.	4.70	01/30/27	60,000	60,354
General Mills, Inc.	4.88	01/30/30	80,000	80,947
General Mills, Inc.	5.50	10/17/28	50,000	51,713
Ingredion, Inc.	3.20	10/01/26	55,000	54,033
J M Smucker Co.	2.38	03/15/30	50,000	45,196
J M Smucker Co.	3.38	12/15/27	55,000	53,779
J M Smucker Co.	5.90	11/15/28	80,000	83,995
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	2.50	01/15/27	100,000	96,567
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	02/02/29	60,000	56,466
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.13	02/01/28	110,000	111,495
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.50	01/15/30	145,000	147,434
Kellanova	3.40	11/15/27	65,000	63,645
Kellanova	4.30	05/15/28	60,000	60,184
Kraft Heinz Foods Co.	3.00	06/01/26	215,000	211,709
Kraft Heinz Foods Co.	3.75	04/01/30	80,000	76,951
Kraft Heinz Foods Co.	3.88	05/15/27	150,000	148,537
Kroger Co.	2.65	10/15/26	80,000	78,057
Kroger Co.	3.70	08/01/27	55,000	54,359
Kroger Co.	4.50	01/15/29	65,000	65,393
McCormick & Co., Inc./MD	2.50	04/15/30	55,000	49,709
McCormick & Co., Inc./MD	3.40	08/15/27	85,000	83,382
Mondelez International, Inc.	2.63	03/17/27	85,000	82,418
Mondelez International, Inc.	2.75	04/13/30	80,000	73,683
Mondelez International, Inc.	4.75	02/20/29	70,000	71,131
Sysco Corp.	2.40	02/15/30	65,000	58,834
Sysco Corp.	3.25	07/15/27	75,000	73,254
Sysco Corp.	3.30	07/15/26	100,000	98,649
Sysco Corp.	5.75	01/17/29	55,000	57,253

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.0% (Continued)
Sysco Corp.	5.95	04/01/30	$110,000	$115,848
The Campbell’s Co.	2.38	04/24/30	50,000	44,904
The Campbell’s Co.	4.15	03/15/28	110,000	109,353
The Campbell’s Co.	5.20	03/19/27	65,000	66,025
The Campbell’s Co.	5.20	03/21/29	70,000	71,551
Tyson Foods, Inc.	3.55	06/02/27	135,000	132,888
Tyson Foods, Inc.	4.35	03/01/29	115,000	114,055
Tyson Foods, Inc.	5.40	03/15/29	65,000	66,900
				3,647,208
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	2.50	09/15/28	45,000	41,419
Suzano Austria GmbH	5.00	01/15/30	115,000	112,441
Suzano Austria GmbH	6.00	01/15/29	185,000	188,873
Suzano International Finance BV	5.50	01/17/27	80,000	80,825
				423,558
GAS – 0.5%
National Fuel Gas Co.	5.50	03/15/30	50,000	51,238
NiSource, Inc.	2.95	09/01/29	75,000	70,336
NiSource, Inc.	3.49	05/15/27	110,000	108,077
NiSource, Inc.	5.20	07/01/29	70,000	71,602
NiSource, Inc.	5.25	03/30/28	113,000	115,562
NiSource, Inc.	6.95	11/30/54	55,000	55,978
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	70,000	67,413
				540,206
HAND/MACHINE TOOLS – 0.3%
Regal Rexnord Corp.	6.05	04/15/28	125,000	128,189
Regal Rexnord Corp.	6.30	02/15/30	110,000	113,623
Stanley Black & Decker, Inc.	2.30	03/15/30	75,000	65,330
Stanley Black & Decker, Inc.	4.25	11/15/28	60,000	59,169
				366,311
HEALTHCARE-PRODUCTS – 1.7%
Agilent Technologies, Inc.	2.75	09/15/29	45,000	41,737
Agilent Technologies, Inc.	4.20	09/09/27	70,000	69,967
Baxter International, Inc.	1.92	02/01/27	160,000	153,128
Baxter International, Inc.	2.27	12/01/28	130,000	119,971
Baxter International, Inc.	2.60	08/15/26	85,000	82,934
Edwards Lifesciences Corp.	4.30	06/15/28	55,000	54,593
GE HealthCare Technologies, Inc.	4.80	08/14/29	120,000	120,927
GE HealthCare Technologies, Inc.	5.65	11/15/27	190,000	195,492
GE HealthCare Technologies, Inc.	5.86	03/15/30	135,000	141,562
Revvity, Inc.	1.90	09/15/28	50,000	45,869
Revvity, Inc.	3.30	09/15/29	90,000	84,822
Solventum Corp.	5.40	03/01/29	165,000	168,448
Solventum Corp.	5.45	02/25/27	105,000	106,622
Stryker Corp.	3.65	03/07/28	75,000	73,818
Stryker Corp.	4.25	09/11/29	75,000	74,634
Stryker Corp.	4.55	02/10/27	55,000	55,327

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.7% (Continued)
Stryker Corp.	4.70	02/10/28	$75,000	$75,885
Stryker Corp.	4.85	12/08/28	65,000	66,205
Stryker Corp.	4.85	02/10/30	85,000	86,222
Zimmer Biomet Holdings, Inc.	4.70	02/19/27	55,000	55,251
Zimmer Biomet Holdings, Inc.	5.05	02/19/30	65,000	66,077
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	60,000	61,628
				2,001,119
HEALTHCARE-SERVICES – 4.3%
Centene Corp.	2.45	07/15/28	255,000	234,643
Centene Corp.	3.38	02/15/30	220,000	200,736
Centene Corp.	4.25	12/15/27	265,000	259,013
Centene Corp.	4.63	12/15/29	380,000	366,628
Cigna Group	2.40	03/15/30	160,000	144,960
Cigna Group	3.05	10/15/27	60,000	58,276
Cigna Group	3.40	03/01/27	145,000	142,664
Cigna Group	4.38	10/15/28	420,000	419,308
Cigna Group	5.00	05/15/29	100,000	101,964
Elevance Health, Inc.	2.88	09/15/29	85,000	79,609
Elevance Health, Inc.	3.65	12/01/27	175,000	172,204
Elevance Health, Inc.	4.10	03/01/28	145,000	144,177
Elevance Health, Inc.	4.75	02/15/30	80,000	80,686
Elevance Health, Inc.	5.15	06/15/29	65,000	66,645
HCA, Inc.	3.13	03/15/27	105,000	102,370
HCA, Inc.	3.38	03/15/29	60,000	57,189
HCA, Inc.	4.13	06/15/29	215,000	209,351
HCA, Inc.	4.50	02/15/27	140,000	139,838
HCA, Inc.	5.00	03/01/28	75,000	75,882
HCA, Inc.	5.20	06/01/28	105,000	106,735
HCA, Inc.	5.25	06/15/26	165,000	165,473
HCA, Inc.	5.25	03/01/30	85,000	86,388
HCA, Inc.	5.38	09/01/26	105,000	105,647
HCA, Inc.	5.63	09/01/28	170,000	174,196
HCA, Inc.	5.88	02/01/29	105,000	108,503
Humana, Inc.	1.35	02/03/27	85,000	80,419
Humana, Inc.	3.13	08/15/29	45,000	42,079
Humana, Inc.	3.70	03/23/29	85,000	81,932
Humana, Inc.	3.95	03/15/27	75,000	74,248
Humana, Inc.	4.88	04/01/30	60,000	60,058
Humana, Inc.	5.75	03/01/28	60,000	61,812
Humana, Inc.	5.75	12/01/28	45,000	46,627
Icon Investments Six DAC	5.81	05/08/27	80,000	81,624
Icon Investments Six DAC	5.85	05/08/29	85,000	87,156
IQVIA, Inc.	5.70	05/15/28	80,000	81,454
IQVIA, Inc.	6.25	02/01/29	140,000	145,710
Laboratory Corp. of America Holdings	1.55	06/01/26	55,000	53,333
Laboratory Corp. of America Holdings	2.95	12/01/29	75,000	69,880
Laboratory Corp. of America Holdings	3.60	09/01/27	75,000	73,799
Laboratory Corp. of America Holdings	4.35	04/01/30	70,000	68,823

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.3% (Continued)
Quest Diagnostics, Inc.	3.45	06/01/26	$50,000	$49,558
Quest Diagnostics, Inc.	4.20	06/30/29	60,000	59,471
Quest Diagnostics, Inc.	4.63	12/15/29	70,000	70,343
Universal Health Services, Inc.	1.65	09/01/26	70,000	67,136
Universal Health Services, Inc.	4.63	10/15/29	60,000	58,497
				5,217,044
HOME BUILDERS – 0.1%
Lennar Corp.	4.75	11/29/27	80,000	80,340

HOME FURNISHINGS – 0.2%
Leggett & Platt, Inc.	3.50	11/15/27	60,000	57,777
Leggett & Platt, Inc.	4.40	03/15/29	60,000	57,486
Whirlpool Corp.	4.75	02/26/29	75,000	71,120
				186,383
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.65	04/30/30	55,000	49,614
Avery Dennison Corp.	4.88	12/06/28	50,000	50,419
Clorox Co.	3.90	05/15/28	55,000	54,426
Clorox Co.	4.40	05/01/29	45,000	45,105
				199,564
INSURANCE – 2.5%
Aegon Ltd.	5.50	04/11/48	100,000	99,242
Allstate Corp.	3.28	12/15/26	65,000	63,837
Allstate Corp.	5.05	06/24/29	55,000	56,139
American National Group, Inc.	5.00	06/15/27	45,000	45,106
American National Group, Inc.	5.75	10/01/29	70,000	71,203
Aon Corp.	3.75	05/02/29	75,000	72,952
Aon Corp.	8.21	01/01/27	50,000	52,199
Aon Corp./Aon Global Holdings PLC	2.85	05/28/27	75,000	72,918
Aon North America, Inc.	5.13	03/01/27	70,000	70,995
Aon North America, Inc.	5.15	03/01/29	115,000	117,460
Arthur J Gallagher & Co.	4.60	12/15/27	80,000	80,611
Arthur J Gallagher & Co.	4.85	12/15/29	85,000	86,057
Athene Holding Ltd.	4.13	01/12/28	110,000	108,460
Athene Holding Ltd.	6.15	04/03/30	50,000	52,537
Brighthouse Financial, Inc.	3.70	06/22/27	85,000	83,378
CNA Financial Corp.	3.45	08/15/27	60,000	58,762
CNA Financial Corp.	3.90	05/01/29	45,000	43,877
CNO Financial Group, Inc.	5.25	05/30/29	55,000	55,087
Corebridge Financial, Inc.	3.65	04/05/27	130,000	128,102
Corebridge Financial, Inc.	3.85	04/05/29	115,000	111,602
Corebridge Financial, Inc.	6.88	12/15/52	115,000	116,437
Enstar Finance LLC	5.50	01/15/42	45,000	43,219
Enstar Group Ltd.	4.95	06/01/29	70,000	69,841
Equitable Holdings, Inc.	4.35	04/20/28	155,000	154,370
Essent Group Ltd.	6.25	07/01/29	60,000	61,591
F&G Annuities & Life, Inc.	6.50	06/04/29	50,000	51,004
Fairfax Financial Holdings Ltd.	4.63	04/29/30	70,000	68,805

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.5% (Continued)
Fairfax Financial Holdings Ltd.	4.85	04/17/28	$55,000	$55,461
Globe Life, Inc.	4.55	09/15/28	60,000	60,254
Hartford Insurance Group, Inc.	2.80	08/19/29	60,000	55,661
Lincoln National Corp.	3.05	01/15/30	55,000	51,095
Lincoln National Corp.	3.80	03/01/28	60,000	58,841
MGIC Investment Corp.	5.25	08/15/28	75,000	74,838
Old Republic International Corp.	3.88	08/26/26	65,000	64,299
Prudential Financial, Inc.	4.50	09/15/47	85,000	82,816
Prudential Financial, Inc.	5.70	09/15/48	115,000	114,820
Reinsurance Group of America, Inc.	3.90	05/15/29	60,000	58,587
Willis North America, Inc.	2.95	09/15/29	75,000	69,899
Willis North America, Inc.	4.50	09/15/28	70,000	69,986
Willis North America, Inc.	4.65	06/15/27	85,000	85,363
				2,997,711
INTERNET – 1.2%
eBay, Inc.	1.40	05/10/26	80,000	77,513
eBay, Inc.	2.70	03/11/30	110,000	100,632
eBay, Inc.	3.60	06/05/27	95,000	93,504
Expedia Group, Inc.	3.25	02/15/30	145,000	135,537
Expedia Group, Inc.	3.80	02/15/28	115,000	112,831
Expedia Group, Inc.	4.63	08/01/27	80,000	80,098
Netflix, Inc.	4.38	11/15/26	115,000	115,450
Netflix, Inc.	4.88	04/15/28	170,000	173,713
Netflix, Inc.	5.88	11/15/28	208,000	219,521
Netflix, Inc.	6.38	05/15/29	90,000	96,980
Uber Technologies, Inc.	4.30	01/15/30	130,000	128,791
VeriSign, Inc.	4.75	07/15/27	55,000	55,035
				1,389,605
INVESTMENT COMPANIES – 2.8%
Apollo Debt Solutions BDC	6.90	04/13/29	115,000	118,318
Ares Capital Corp.	2.15	07/15/26	113,000	108,954
Ares Capital Corp.	2.88	06/15/27	50,000	47,722
Ares Capital Corp.	2.88	06/15/28	145,000	134,633
Ares Capital Corp.	5.88	03/01/29	105,000	105,965
Ares Capital Corp.	5.95	07/15/29	100,000	101,325
Ares Capital Corp.	7.00	01/15/27	95,000	97,591
Ares Strategic Income Fund(1)	5.60	02/15/30	85,000	83,750
Ares Strategic Income Fund(1)	5.70	03/15/28	105,000	104,924
Ares Strategic Income Fund(1)	6.35	08/15/29	80,000	81,407
Blackstone Private Credit Fund	2.63	12/15/26	130,000	124,719
Blackstone Private Credit Fund	3.25	03/15/27	110,000	106,069
Blackstone Private Credit Fund	4.00	01/15/29	75,000	70,885
Blackstone Private Credit Fund	7.30	11/27/28	70,000	74,111
Blackstone Secured Lending Fund	2.13	02/15/27	60,000	56,833
Blackstone Secured Lending Fund	2.75	09/16/26	75,000	72,510
Blackstone Secured Lending Fund	2.85	09/30/28	75,000	68,747
Blackstone Secured Lending Fund	5.35	04/13/28	80,000	79,837
Blue Owl Capital Corp.	2.63	01/15/27	65,000	61,848

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.8% (Continued)
Blue Owl Capital Corp.	2.88	06/11/28	$100,000	$91,331
Blue Owl Capital Corp.	3.40	07/15/26	115,000	111,801
Blue Owl Capital Corp.	5.95	03/15/29	90,000	89,376
Blue Owl Credit Income Corp.(1)	5.80	03/15/30	100,000	97,848
Blue Owl Credit Income Corp.(1)	6.60	09/15/29	90,000	91,110
Blue Owl Credit Income Corp.	7.75	09/16/27	60,000	62,298
Blue Owl Credit Income Corp.	7.75	01/15/29	70,000	73,635
Blue Owl Credit Income Corp.	7.95	06/13/28	70,000	73,798
Blue Owl Technology Finance Corp.(1)	6.10	03/15/28	75,000	74,380
Blue Owl Technology Finance Corp.	6.75	04/04/29	70,000	70,193
FS KKR Capital Corp.	3.13	10/12/28	90,000	81,298
FS KKR Capital Corp.	3.25	07/15/27	60,000	56,946
FS KKR Capital Corp.	6.13	01/15/30	70,000	68,834
FS KKR Capital Corp.	6.88	08/15/29	70,000	71,169
Golub Capital BDC, Inc.	2.50	08/24/26	60,000	57,764
Golub Capital BDC, Inc.	6.00	07/15/29	80,000	80,259
Golub Capital Private Credit Fund(1)	5.80	09/12/29	60,000	59,096
HPS Corporate Lending Fund	5.45	01/14/28	80,000	79,997
HPS Corporate Lending Fund	6.75	01/30/29	65,000	67,006
Main Street Capital Corp.	3.00	07/14/26	45,000	43,553
Sixth Street Lending Partners	5.75	01/15/30	65,000	64,327
Sixth Street Lending Partners	6.50	03/11/29	90,000	91,623
				3,357,790
IRON/STEEL – 0.2%
ArcelorMittal SA	4.25	07/16/29	45,000	43,964
ArcelorMittal SA	6.55	11/29/27	130,000	135,259
Steel Dynamics, Inc.	3.45	04/15/30	65,000	61,306
				240,529
LEISURE TIME – 0.1%
Polaris, Inc.	6.95	03/15/29	60,000	61,821

LODGING – 1.1%
Hyatt Hotels Corp.	5.05	03/30/28	50,000	50,261
Hyatt Hotels Corp.	5.25	06/30/29	75,000	75,293
Hyatt Hotels Corp.	5.75	01/30/27	70,000	71,196
Las Vegas Sands Corp.	3.50	08/18/26	105,000	102,733
Las Vegas Sands Corp.	3.90	08/08/29	90,000	83,602
Las Vegas Sands Corp.	5.90	06/01/27	80,000	81,081
Las Vegas Sands Corp.	6.00	08/15/29	50,000	50,536
Marriott International, Inc./MD	3.13	06/15/26	80,000	78,812
Marriott International, Inc./MD	4.80	03/15/30	50,000	50,065
Marriott International, Inc./MD	4.88	05/15/29	55,000	55,498
Marriott International, Inc./MD	4.90	04/15/29	95,000	95,809
Marriott International, Inc./MD	5.00	10/15/27	105,000	106,487
Marriott International, Inc./MD	5.55	10/15/28	75,000	77,476
Sands China Ltd.	2.30	03/08/27	85,000	80,123
Sands China Ltd.	2.85	03/08/29	75,000	67,127
Sands China Ltd.	5.40	08/08/28	203,000	199,989
				1,326,088

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.1%
CNH Industrial Capital LLC	1.45	07/15/26	$70,000	$67,365
CNH Industrial Capital LLC	4.50	10/08/27	75,000	74,911
CNH Industrial Capital LLC	4.55	04/10/28	65,000	64,905
CNH Industrial Capital LLC	4.75	03/21/28	50,000	50,239
CNH Industrial Capital LLC	5.10	04/20/29	50,000	50,676
CNH Industrial Capital LLC	5.50	01/12/29	60,000	61,661
CNH Industrial NV	3.85	11/15/27	50,000	49,100
IDEX Corp.	4.95	09/01/29	55,000	55,618
Ingersoll Rand, Inc.	5.18	06/15/29	70,000	71,425
Ingersoll Rand, Inc.	5.20	06/15/27	75,000	76,111
Ingersoll Rand, Inc.	5.40	08/14/28	60,000	61,725
Nordson Corp.	4.50	12/15/29	70,000	69,436
Otis Worldwide Corp.	2.29	04/05/27	55,000	52,974
Otis Worldwide Corp.	2.57	02/15/30	150,000	137,135
Otis Worldwide Corp.	5.25	08/16/28	90,000	92,448
Westinghouse Air Brake Technologies Corp.	3.45	11/15/26	90,000	88,675
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	130,000	130,471
Xylem, Inc./NY	1.95	01/30/28	60,000	56,369
Xylem, Inc./NY	3.25	11/01/26	55,000	54,142
				1,365,386
MEDIA – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	140,000	126,976
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	110,000	106,809
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	150,000	147,475
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	135,000	134,794
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	150,000	155,224
Charter Communications Operating LLC/Charter Communications Operating Capital	6.15	11/10/26	120,000	122,420
Discovery Communications LLC	3.95	03/20/28	190,000	181,774
Discovery Communications LLC	4.13	05/15/29	80,000	74,804
FactSet Research Systems, Inc.	2.90	03/01/27	45,000	43,463
Fox Corp.	3.50	04/08/30	65,000	61,339
Fox Corp.	4.71	01/25/29	225,000	224,739
Paramount Global	2.90	01/15/27	60,000	58,264
Paramount Global	3.38	02/15/28	60,000	58,051
Paramount Global	4.20	06/01/29	55,000	53,067
				1,549,199
MINING – 0.1%
AngloGold Ashanti Holdings PLC	3.38	11/01/28	85,000	80,841
Newmont Corp.	2.80	10/01/29	80,000	75,179
				156,020

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.2%
Carlisle Cos, Inc.	2.75	03/01/30	$80,000	$73,207
Carlisle Cos, Inc.	3.75	12/01/27	75,000	73,450
Teledyne Technologies, Inc.	2.25	04/01/28	65,000	61,323
				207,980
OFFICE/BUSINESS EQUIPMENT – 0.3%
CDW LLC/CDW Finance Corp.	2.67	12/01/26	105,000	101,664
CDW LLC/CDW Finance Corp.	3.25	02/15/29	75,000	69,993
CDW LLC/CDW Finance Corp.	3.28	12/01/28	55,000	51,875
CDW LLC/CDW Finance Corp.	4.25	04/01/28	55,000	53,990
CDW LLC/CDW Finance Corp.	5.10	03/01/30	70,000	70,032
				347,554
OIL & GAS – 2.1%
Canadian Natural Resources Ltd.	3.85	06/01/27	135,000	133,253
Canadian Natural Resources Ltd.(1)	5.00	12/15/29	80,000	79,869
Continental Resources, Inc.	4.38	01/15/28	115,000	112,352
Coterra Energy, Inc.	3.90	05/15/27	65,000	64,069
Devon Energy Corp.	4.50	01/15/30	60,000	58,659
Diamondback Energy, Inc.	3.25	12/01/26	95,000	93,400
Diamondback Energy, Inc.	3.50	12/01/29	115,000	109,380
Diamondback Energy, Inc.	5.15	01/30/30	95,000	96,665
Diamondback Energy, Inc.	5.20	04/18/27	90,000	91,379
EQT Corp.	3.90	10/01/27	93,000	91,410
EQT Corp.(1)	4.50	01/15/29	90,000	87,332
EQT Corp.	5.70	04/01/28	60,000	61,624
EQT Corp.(1)	6.38	04/01/29	65,000	66,454
EQT Corp.	7.00	02/01/30	70,000	74,764
Expand Energy Corp.	5.38	02/01/29	75,000	74,786
Expand Energy Corp.	5.38	03/15/30	130,000	129,095
Hess Corp.	4.30	04/01/27	110,000	109,858
Marathon Petroleum Corp.	5.13	12/15/26	80,000	80,682
Marathon Petroleum Corp.	5.15	03/01/30	125,000	126,091
Occidental Petroleum Corp.	5.00	08/01/27	75,000	75,034
Occidental Petroleum Corp.	5.20	08/01/29	120,000	118,466
Occidental Petroleum Corp.	6.38	09/01/28	70,000	71,958
Ovintiv, Inc.	5.65	05/15/28	70,000	71,343
Phillips 66	3.90	03/15/28	85,000	83,857
Phillips 66 Co.	3.15	12/15/29	60,000	56,231
Phillips 66 Co.	4.95	12/01/27	80,000	81,112
Valero Energy Corp.	2.15	09/15/27	55,000	52,219
Valero Energy Corp.	4.35	06/01/28	75,000	74,700
Valero Energy Corp.	5.15	02/15/30	70,000	70,789
				2,496,831
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	110,000	101,223
NOV, Inc.	3.60	12/01/29	50,000	47,237
				148,460

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 0.6%
Amcor Flexibles North America, Inc.(1)	4.80	03/17/28	$70,000	$70,552
Amcor Flexibles North America, Inc.(1)	5.10	03/17/30	85,000	85,827
Amcor Group Finance PLC	5.45	05/23/29	55,000	56,113
Packaging Corp. of America	3.00	12/15/29	45,000	41,999
Packaging Corp. of America	3.40	12/15/27	65,000	63,727
Smurfit Kappa Treasury ULC(1)	5.20	01/15/30	95,000	96,258
Sonoco Products Co.	4.45	09/01/26	60,000	59,914
Sonoco Products Co.	4.60	09/01/29	65,000	64,084
WRKCo, Inc.	3.90	06/01/28	50,000	48,956
WRKCo, Inc.	4.00	03/15/28	65,000	64,000
WRKCo, Inc.	4.90	03/15/29	75,000	75,404
				726,834
PHARMACEUTICALS – 3.2%
Becton Dickinson & Co.	3.70	06/06/27	193,000	190,833
Becton Dickinson & Co.	4.69	02/13/28	90,000	90,658
Becton Dickinson & Co.	4.87	02/08/29	70,000	70,715
Becton Dickinson & Co.	5.08	06/07/29	65,000	66,238
Cardinal Health, Inc.	3.41	06/15/27	130,000	127,752
Cardinal Health, Inc.	4.70	11/15/26	65,000	65,337
Cardinal Health, Inc.	5.00	11/15/29	80,000	81,341
Cardinal Health, Inc.	5.13	02/15/29	70,000	71,549
Cencora, Inc.	3.45	12/15/27	80,000	78,304
Cencora, Inc.	4.63	12/15/27	60,000	60,456
Cencora, Inc.	4.85	12/15/29	70,000	70,842
CVS Health Corp.	1.30	08/21/27	250,000	232,447
CVS Health Corp.	2.88	06/01/26	185,000	181,625
CVS Health Corp.	3.00	08/15/26	90,000	88,260
CVS Health Corp.	3.25	08/15/29	200,000	188,585
CVS Health Corp.	3.63	04/01/27	75,000	73,803
CVS Health Corp.	3.75	04/01/30	160,000	152,266
CVS Health Corp.	4.30	03/25/28	555,000	551,177
CVS Health Corp.	5.00	01/30/29	105,000	106,156
CVS Health Corp.	5.13	02/21/30	165,000	167,014
CVS Health Corp.	5.40	06/01/29	110,000	112,879
Mylan, Inc.	4.55	04/15/28	90,000	88,066
Shire Acquisitions Investments Ireland DAC	3.20	09/23/26	169,000	166,508
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	275,000	244,711
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	200,000	203,717
Utah Acquisition Sub, Inc.	3.95	06/15/26	173,000	170,639
Viatris, Inc.	2.30	06/22/27	80,000	75,394
Zoetis, Inc.	3.00	09/12/27	65,000	63,250
Zoetis, Inc.	3.90	08/20/28	60,000	59,406
				3,899,928
PIPELINES – 5.8%
Boardwalk Pipelines LP	4.45	07/15/27	50,000	50,005
Boardwalk Pipelines LP	4.80	05/03/29	55,000	55,076
Boardwalk Pipelines LP	5.95	06/01/26	60,000	60,722
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	125,000	119,380

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.8% (Continued)
Cheniere Corpus Christi Holdings LLC	5.13	06/30/27	$125,000	$126,462
Cheniere Energy Partners LP	4.50	10/01/29	170,000	165,868
Cheniere Energy, Inc.	4.63	10/15/28	165,000	163,118
DCP Midstream Operating LP	5.13	05/15/29	60,000	60,553
DCP Midstream Operating LP	5.63	07/15/27	60,000	61,086
Enbridge, Inc.	1.60	10/04/26	65,000	62,477
Enbridge, Inc.	3.13	11/15/29	105,000	98,451
Enbridge, Inc.	3.70	07/15/27	70,000	69,014
Enbridge, Inc.	4.25	12/01/26	80,000	79,725
Enbridge, Inc.	5.25	04/05/27	90,000	91,374
Enbridge, Inc.	5.30	04/05/29	80,000	81,924
Enbridge, Inc.	5.90	11/15/26	85,000	86,722
Enbridge, Inc.	6.00	11/15/28	95,000	99,440
Enbridge, Inc.	7.38	03/15/55	50,000	50,527
Energy Transfer LP	3.90	07/15/26	65,000	64,410
Energy Transfer LP	4.00	10/01/27	85,000	83,940
Energy Transfer LP	4.15	09/15/29	50,000	48,602
Energy Transfer LP	4.20	04/15/27	65,000	64,541
Energy Transfer LP	4.40	03/15/27	80,000	79,791
Energy Transfer LP	4.95	05/15/28	85,000	85,753
Energy Transfer LP	4.95	06/15/28	105,000	105,974
Energy Transfer LP	5.20	04/01/30	80,000	80,820
Energy Transfer LP	5.25	04/15/29	160,000	162,155
Energy Transfer LP	5.25	07/01/29	110,000	111,593
Energy Transfer LP	5.50	06/01/27	105,000	106,714
Energy Transfer LP	5.55	02/15/28	110,000	112,758
Energy Transfer LP	6.05	12/01/26	105,000	107,102
Energy Transfer LP	6.10	12/01/28	60,000	62,769
Enterprise Products Operating LLC	5.25	08/16/77	105,000	101,918
Enterprise Products Operating LLC	5.38	02/15/78	80,000	77,351
Kinder Morgan, Inc.	1.75	11/15/26	55,000	52,890
Kinder Morgan, Inc.	4.30	03/01/28	143,000	142,546
Kinder Morgan, Inc.	5.00	02/01/29	145,000	146,563
Kinder Morgan, Inc.	5.10	08/01/29	50,000	50,810
MPLX LP	4.00	03/15/28	140,000	138,193
MPLX LP	4.13	03/01/27	130,000	129,100
MPLX LP	4.25	12/01/27	85,000	84,497
MPLX LP	4.80	02/15/29	85,000	85,068
ONEOK, Inc.	3.10	03/15/30	95,000	87,709
ONEOK, Inc.	3.40	09/01/29	80,000	75,547
ONEOK, Inc.	4.00	07/13/27	50,000	49,438
ONEOK, Inc.	4.25	09/24/27	135,000	134,239
ONEOK, Inc.	4.35	03/15/29	80,000	78,769
ONEOK, Inc.	4.40	10/15/29	65,000	63,936
ONEOK, Inc.	4.55	07/15/28	85,000	84,986
ONEOK, Inc.	5.55	11/01/26	90,000	91,129
ONEOK, Inc.	5.65	11/01/28	70,000	72,198
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	115,000	108,965
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/26	85,000	85,039

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.8% (Continued)
Sabine Pass Liquefaction LLC	4.20	03/15/28	$155,000	$153,948
Sabine Pass Liquefaction LLC	5.00	03/15/27	170,000	171,265
Sabine Pass Liquefaction LLC	5.88	06/30/26	155,000	156,351
South Bow USA Infrastructure Holdings LLC(1)	4.91	09/01/27	80,000	80,415
South Bow USA Infrastructure Holdings LLC(1)	5.03	10/01/29	110,000	109,175
Spectra Energy Partners LP	3.38	10/15/26	75,000	73,716
Targa Resources Corp.	5.20	07/01/27	80,000	81,095
Targa Resources Corp.	6.15	03/01/29	115,000	120,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	80,000	79,911
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	100,000	99,871
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.50	07/15/27	80,000	80,324
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	6.88	01/15/29	75,000	76,680
TC PipeLines LP	3.90	05/25/27	45,000	44,420
TransCanada PipeLines Ltd.	4.10	04/15/30	135,000	130,509
TransCanada PipeLines Ltd.	4.25	05/15/28	155,000	153,914
Western Midstream Operating LP	4.05	02/01/30	110,000	104,568
Western Midstream Operating LP	6.35	01/15/29	70,000	72,833
Williams Cos, Inc.	3.75	06/15/27	170,000	167,504
Williams Cos, Inc.	4.90	03/15/29	115,000	116,272
Williams Cos, Inc.	5.30	08/15/28	100,000	102,322
				6,974,880
REAL ESTATE – 0.0%
CBRE Services, Inc.	5.50	04/01/29	45,000	46,193

REAL ESTATE INVESTMENT TRUST (REITS) – 5.1%
American Homes 4 Rent LP	4.25	02/15/28	60,000	59,520
American Tower Corp.	1.45	09/15/26	60,000	57,586
American Tower Corp.	1.50	01/31/28	70,000	64,664
American Tower Corp.	2.75	01/15/27	80,000	77,774
American Tower Corp.	2.90	01/15/30	80,000	74,093
American Tower Corp.	3.38	10/15/26	115,000	113,219
American Tower Corp.	3.55	07/15/27	85,000	83,486
American Tower Corp.	3.60	01/15/28	75,000	73,407
American Tower Corp.	3.65	03/15/27	65,000	64,052
American Tower Corp.	3.80	08/15/29	180,000	174,195
American Tower Corp.	3.95	03/15/29	75,000	73,193
American Tower Corp.	4.90	03/15/30	70,000	70,757
American Tower Corp.	5.00	01/31/30	70,000	71,187
American Tower Corp.	5.20	02/15/29	70,000	71,591
American Tower Corp.	5.25	07/15/28	70,000	71,602
American Tower Corp.	5.50	03/15/28	70,000	72,023
American Tower Corp.	5.80	11/15/28	90,000	93,730
Boston Properties LP	2.75	10/01/26	100,000	97,014
Boston Properties LP	2.90	03/15/30	85,000	77,026
Boston Properties LP	3.40	06/21/29	95,000	89,139
Boston Properties LP	4.50	12/01/28	110,000	108,285
Boston Properties LP	6.75	12/01/27	80,000	83,528

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 5.1% (Continued)
Brixmor Operating Partnership LP	4.13	06/15/26	$78,000	$77,552
Brixmor Operating Partnership LP	4.13	05/15/29	80,000	77,995
Crown Castle, Inc.	1.05	07/15/26	115,000	110,136
Crown Castle, Inc.	2.90	03/15/27	90,000	87,335
Crown Castle, Inc.	3.10	11/15/29	55,000	51,123
Crown Castle, Inc.	3.65	09/01/27	105,000	102,708
Crown Castle, Inc.	3.70	06/15/26	80,000	79,141
Crown Castle, Inc.	3.80	02/15/28	110,000	107,481
Crown Castle, Inc.	4.00	03/01/27	60,000	59,412
Crown Castle, Inc.	4.30	02/15/29	65,000	63,877
Crown Castle, Inc.	4.80	09/01/28	75,000	75,203
Crown Castle, Inc.	4.90	09/01/29	65,000	65,181
Crown Castle, Inc.	5.00	01/11/28	105,000	105,911
Crown Castle, Inc.	5.60	06/01/29	80,000	82,139
CubeSmart LP	2.25	12/15/28	50,000	45,998
Digital Realty Trust LP	3.60	07/01/29	100,000	96,289
Digital Realty Trust LP	3.70	08/15/27	110,000	108,666
Digital Realty Trust LP	4.45	07/15/28	75,000	74,848
Digital Realty Trust LP	5.55	01/15/28	95,000	97,631
EPR Properties	3.75	08/15/29	60,000	56,051
Equinix, Inc.	1.45	05/15/26	75,000	72,538
Equinix, Inc.	1.55	03/15/28	75,000	69,299
Equinix, Inc.	1.80	07/15/27	45,000	42,550
Equinix, Inc.	2.90	11/18/26	65,000	63,476
Equinix, Inc.	3.20	11/18/29	135,000	127,135
Essex Portfolio LP	3.00	01/15/30	50,000	46,258
Essex Portfolio LP	4.00	03/01/29	70,000	68,367
Extra Space Storage LP	3.50	07/01/26	50,000	49,425
Extra Space Storage LP	5.70	04/01/28	90,000	92,873
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	85,000	80,233
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	80,000	80,053
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	45,000	45,702
Healthcare Realty Holdings LP	3.10	02/15/30	60,000	55,105
Healthcare Realty Holdings LP	3.50	08/01/26	75,000	73,743
Healthcare Realty Holdings LP	3.75	07/01/27	60,000	58,727
Healthpeak OP LLC	2.13	12/01/28	60,000	55,070
Healthpeak OP LLC	3.00	01/15/30	85,000	78,768
Healthpeak OP LLC	3.25	07/15/26	65,000	63,960
Healthpeak OP LLC	3.50	07/15/29	75,000	71,332
Host Hotels & Resorts LP	3.38	12/15/29	80,000	73,887
Invitation Homes Operating Partnership LP	2.30	11/15/28	65,000	60,330
Kilroy Realty LP	3.05	02/15/30	65,000	57,386
Kimco Realty OP LLC	2.80	10/01/26	60,000	58,618
Omega Healthcare Investors, Inc.	3.63	10/01/29	60,000	56,433
Omega Healthcare Investors, Inc.	4.50	04/01/27	65,000	64,916
Omega Healthcare Investors, Inc.	4.75	01/15/28	55,000	55,089
Piedmont Operating Partnership LP	9.25	07/20/28	55,000	59,639
Sabra Health Care LP	5.13	08/15/26	55,000	54,776

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUST (REITS) – 5.1% (Continued)
Sun Communities Operating LP	5.50	01/15/29	$45,000	$46,237
UDR, Inc.	3.20	01/15/30	55,000	51,658
Ventas Realty LP	3.00	01/15/30	80,000	74,295
Ventas Realty LP	4.00	03/01/28	60,000	59,174
Ventas Realty LP	4.40	01/15/29	85,000	84,245
VICI Properties LP	4.75	02/15/28	145,000	145,427
VICI Properties LP	4.95	02/15/30	105,000	104,471
Weyerhaeuser Co.	4.00	11/15/29	85,000	82,752
Weyerhaeuser Co.	4.00	04/15/30	85,000	82,312
Weyerhaeuser Co.	4.75	05/15/26	85,000	85,078
				6,097,085
RETAIL – 2.6%
AutoZone, Inc.	3.75	06/01/27	65,000	64,179
AutoZone, Inc.	4.00	04/15/30	75,000	72,903
AutoZone, Inc.	5.10	07/15/29	80,000	81,722
AutoZone, Inc.	6.25	11/01/28	55,000	58,260
Best Buy Co., Inc.	4.45	10/01/28	55,000	54,959
Darden Restaurants, Inc.	3.85	05/01/27	55,000	54,336
Dollar General Corp.	3.50	04/03/30	110,000	103,297
Dollar General Corp.	3.88	04/15/27	70,000	69,144
Dollar General Corp.	4.13	05/01/28	55,000	54,258
Dollar General Corp.	4.63	11/01/27	60,000	60,153
Dollar General Corp.	5.20	07/05/28	50,000	50,813
Dollar Tree, Inc.	4.20	05/15/28	125,000	123,326
Genuine Parts Co.	4.95	08/15/29	85,000	85,566
Lowe’s Cos, Inc.	1.30	04/15/28	100,000	91,875
Lowe’s Cos, Inc.	1.70	09/15/28	115,000	105,368
Lowe’s Cos, Inc.	3.10	05/03/27	165,000	161,239
Lowe’s Cos, Inc.	3.35	04/01/27	95,000	93,392
Lowe’s Cos, Inc.	3.65	04/05/29	165,000	160,145
Lowe’s Cos, Inc.	4.50	04/15/30	140,000	139,592
McDonald’s Corp.	2.13	03/01/30	80,000	72,125
McDonald’s Corp.	2.63	09/01/29	110,000	102,841
McDonald’s Corp.	3.50	03/01/27	105,000	103,724
McDonald’s Corp.	3.50	07/01/27	115,000	113,467
McDonald’s Corp.	3.80	04/01/28	115,000	114,098
McDonald’s Corp.	4.80	08/14/28	75,000	76,338
McDonald’s Corp.	5.00	05/17/29	45,000	46,164
O’Reilly Automotive, Inc.	3.60	09/01/27	80,000	78,667
O’Reilly Automotive, Inc.	3.90	06/01/29	55,000	53,663
O’Reilly Automotive, Inc.	4.20	04/01/30	50,000	49,097
O’Reilly Automotive, Inc.	4.35	06/01/28	55,000	55,087
O’Reilly Automotive, Inc.	5.75	11/20/26	80,000	81,539
Starbucks Corp.	2.00	03/12/27	45,000	43,136
Starbucks Corp.	2.25	03/12/30	75,000	67,319
Starbucks Corp.	2.45	06/15/26	55,000	53,858
Starbucks Corp.	3.50	03/01/28	65,000	63,619
Starbucks Corp.	3.55	08/15/29	115,000	111,263

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.6% (Continued)
Starbucks Corp.	4.00	11/15/28	$85,000	$83,947
Starbucks Corp.	4.85	02/08/27	105,000	105,963
				3,160,442
SEMICONDUCTORS – 3.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.50	01/15/28	75,000	73,406
Broadcom Corp./Broadcom Cayman Finance Ltd.	3.88	01/15/27	330,000	327,646
Broadcom, Inc.(1)	1.95	02/15/28	70,000	65,599
Broadcom, Inc.	3.46	09/15/26	80,000	79,030
Broadcom, Inc.(1)	4.00	04/15/29	90,000	88,239
Broadcom, Inc.	4.11	09/15/28	130,000	128,957
Broadcom, Inc.	4.15	02/15/28	100,000	99,660
Broadcom, Inc.	4.35	02/15/30	165,000	163,132
Broadcom, Inc.	4.75	04/15/29	180,000	181,613
Broadcom, Inc.	4.80	04/15/28	115,000	116,736
Broadcom, Inc.	5.00	04/15/30	60,000	61,004
Broadcom, Inc.	5.05	07/12/27	125,000	127,007
Broadcom, Inc.	5.05	07/12/29	255,000	260,136
Broadcom, Inc.	5.05	04/15/30	95,000	96,828
Intel Corp.	1.60	08/12/28	110,000	99,879
Intel Corp.	2.45	11/15/29	210,000	189,251
Intel Corp.	2.60	05/19/26	115,000	112,545
Intel Corp.	3.15	05/11/27	100,000	97,145
Intel Corp.	3.75	03/25/27	120,000	118,339
Intel Corp.	3.75	08/05/27	135,000	132,661
Intel Corp.	3.90	03/25/30	165,000	157,652
Intel Corp.	4.00	08/05/29	100,000	96,955
Intel Corp.	4.88	02/10/28	190,000	191,729
Intel Corp.	5.13	02/10/30	150,000	151,541
Marvell Technology, Inc.	2.45	04/15/28	80,000	75,366
Marvell Technology, Inc.	5.75	02/15/29	60,000	62,102
Microchip Technology, Inc.	4.90	03/15/28	110,000	110,260
Microchip Technology, Inc.	5.05	03/15/29	120,000	120,288
Microchip Technology, Inc.	5.05	02/15/30	105,000	104,703
Micron Technology, Inc.	4.19	02/15/27	110,000	110,194
Micron Technology, Inc.	4.66	02/15/30	80,000	78,808
Micron Technology, Inc.	5.33	02/06/29	80,000	81,144
Micron Technology, Inc.	5.38	04/15/28	70,000	71,544
Micron Technology, Inc.	6.75	11/01/29	145,000	154,959
NXP BV/NXP Funding LLC	5.55	12/01/28	45,000	46,060
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.88	06/18/26	85,000	84,272
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	120,000	117,365
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.40	06/01/27	50,000	49,942
Qorvo, Inc.	4.38	10/15/29	100,000	95,670
Skyworks Solutions, Inc.	1.80	06/01/26	45,000	43,541
				4,622,908

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	$60,000	$55,198
Huntington Ingalls Industries, Inc.	3.48	12/01/27	65,000	63,140
Huntington Ingalls Industries, Inc.	5.35	01/15/30	60,000	61,213
				179,551
SOFTWARE – 4.5%
AppLovin Corp.	5.13	12/01/29	105,000	105,932
Atlassian Corp.	5.25	05/15/29	55,000	55,950
Autodesk, Inc.	2.85	01/15/30	65,000	60,632
Autodesk, Inc.	3.50	06/15/27	50,000	49,264
Broadridge Financial Solutions, Inc.	2.90	12/01/29	90,000	83,544
Broadridge Financial Solutions, Inc.	3.40	06/27/26	60,000	59,206
Concentrix Corp.	6.60	08/02/28	85,000	88,961
Concentrix Corp.	6.65	08/02/26	85,000	86,650
Fidelity National Information Services, Inc.	1.65	03/01/28	75,000	69,354
Fiserv, Inc.	2.25	06/01/27	115,000	110,109
Fiserv, Inc.	3.20	07/01/26	205,000	202,266
Fiserv, Inc.	3.50	07/01/29	320,000	305,116
Fiserv, Inc.	4.20	10/01/28	110,000	109,085
Fiserv, Inc.	4.75	03/15/30	95,000	94,968
Fiserv, Inc.	5.15	03/15/27	90,000	91,042
Fiserv, Inc.	5.38	08/21/28	80,000	82,073
Fiserv, Inc.	5.45	03/02/28	100,000	102,485
Oracle Corp.	2.30	03/25/28	205,000	193,969
Oracle Corp.	2.65	07/15/26	330,000	323,089
Oracle Corp.	2.80	04/01/27	255,000	248,171
Oracle Corp.	2.95	04/01/30	365,000	337,524
Oracle Corp.	3.25	11/15/27	300,000	292,499
Oracle Corp.	4.20	09/27/29	150,000	147,863
Oracle Corp.	4.50	05/06/28	85,000	85,484
Oracle Corp.	4.80	08/03/28	180,000	182,396
Oracle Corp.	6.15	11/09/29	140,000	148,799
Paychex, Inc.	5.10	04/15/30	165,000	167,645
Roper Technologies, Inc.	1.40	09/15/27	80,000	74,617
Roper Technologies, Inc.	2.95	09/15/29	75,000	70,160
Roper Technologies, Inc.	3.80	12/15/26	80,000	79,233
Roper Technologies, Inc.	4.20	09/15/28	80,000	79,416
Roper Technologies, Inc.	4.50	10/15/29	60,000	59,759
Synopsys, Inc.	4.55	04/01/27	105,000	105,615
Synopsys, Inc.	4.65	04/01/28	115,000	116,368
Synopsys, Inc.	4.85	04/01/30	225,000	227,531
Take-Two Interactive Software, Inc.	3.70	04/14/27	70,000	69,133
Take-Two Interactive Software, Inc.	4.95	03/28/28	85,000	86,487
VMware LLC	1.40	08/15/26	160,000	153,664
VMware LLC	1.80	08/15/28	85,000	77,755
VMware LLC	3.90	08/21/27	130,000	128,062
VMware LLC	4.65	05/15/27	60,000	60,082

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.5% (Continued)
Workday, Inc.	3.50	04/01/27	$110,000	$108,113
Workday, Inc.	3.70	04/01/29	80,000	77,433
				5,457,504
TELECOMMUNICATIONS – 5.8%
AT&T, Inc.	1.65	02/01/28	250,000	233,410
AT&T, Inc.	2.30	06/01/27	285,000	273,989
AT&T, Inc.	3.80	02/15/27	95,000	94,185
AT&T, Inc.	4.10	02/15/28	185,000	184,409
AT&T, Inc.	4.25	03/01/27	160,000	159,854
AT&T, Inc.	4.30	02/15/30	350,000	347,346
AT&T, Inc.	4.35	03/01/29	320,000	319,841
British Telecommunications PLC	5.13	12/04/28	75,000	76,818
Juniper Networks, Inc.	3.75	08/15/29	45,000	43,503
Motorola Solutions, Inc.	4.60	02/23/28	75,000	75,391
Motorola Solutions, Inc.	4.60	05/23/29	90,000	89,999
Nokia OYJ	4.38	06/12/27	45,000	44,461
Rogers Communications, Inc.	2.90	11/15/26	65,000	63,414
Rogers Communications, Inc.	3.20	03/15/27	135,000	132,069
Rogers Communications, Inc.	5.00	02/15/29	130,000	131,130
Sprint Capital Corp.	6.88	11/15/28	270,000	288,837
Telefonica Emisiones SA	4.10	03/08/27	140,000	139,257
TELUS Corp.	2.80	02/16/27	65,000	63,216
TELUS Corp.	3.70	09/15/27	60,000	59,202
T-Mobile USA, Inc.	2.05	02/15/28	195,000	183,420
T-Mobile USA, Inc.	2.40	03/15/29	45,000	41,599
T-Mobile USA, Inc.	2.63	02/15/29	110,000	102,561
T-Mobile USA, Inc.	3.38	04/15/29	255,000	243,315
T-Mobile USA, Inc.	3.75	04/15/27	450,000	445,269
T-Mobile USA, Inc.	3.88	04/15/30	775,000	748,303
T-Mobile USA, Inc.	4.20	10/01/29	80,000	79,061
T-Mobile USA, Inc.	4.75	02/01/28	155,000	155,179
T-Mobile USA, Inc.	4.80	07/15/28	95,000	96,020
T-Mobile USA, Inc.	4.85	01/15/29	110,000	111,228
T-Mobile USA, Inc.	4.95	03/15/28	105,000	106,690
T-Mobile USA, Inc.	5.38	04/15/27	65,000	65,051
Verizon Communications, Inc.	2.10	03/22/28	240,000	226,582
Verizon Communications, Inc.	3.00	03/22/27	65,000	63,494
Verizon Communications, Inc.	3.15	03/22/30	165,000	155,276
Verizon Communications, Inc.	3.88	02/08/29	105,000	103,324
Verizon Communications, Inc.	4.02	12/03/29	445,000	437,131
Verizon Communications, Inc.	4.13	03/16/27	315,000	314,873
Verizon Communications, Inc.	4.33	09/21/28	410,000	411,504
				6,910,211
TOYS/GAMES/HOBBIES – 0.2%
Hasbro, Inc.	3.50	09/15/27	65,000	63,340
Hasbro, Inc.	3.55	11/19/26	60,000	58,991
Hasbro, Inc.	3.90	11/19/29	105,000	99,906
				222,237

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	1.75	12/02/26	$110,000	$105,800
Canadian Pacific Railway Co.	2.05	03/05/30	55,000	49,149
Canadian Pacific Railway Co.	4.00	06/01/28	60,000	59,594
Canadian Pacific Railway Co.	4.80	03/30/30	65,000	65,786
CH Robinson Worldwide, Inc.	4.20	04/15/28	70,000	69,449
FedEx Corp.(1)	3.10	08/05/29	65,000	60,891
JB Hunt Transport Services, Inc.	4.90	03/15/30	75,000	75,734
Kirby Corp.	4.20	03/01/28	55,000	54,217
Norfolk Southern Corp.	2.90	06/15/26	70,000	68,936
Norfolk Southern Corp.	3.80	08/01/28	75,000	74,077
Ryder System, Inc.	5.25	06/01/28	80,000	81,788
Ryder System, Inc.	5.38	03/15/29	60,000	61,524
Ryder System, Inc.	5.65	03/01/28	50,000	51,517
				878,462
TRUCKING & LEASING – 0.0%
GATX Corp.	4.70	04/01/29	45,000	45,025

WATER – 0.2%
American Water Capital Corp.	2.95	09/01/27	70,000	68,051
American Water Capital Corp.	3.45	06/01/29	70,000	67,535
American Water Capital Corp.	3.75	09/01/28	65,000	63,958
Essential Utilities, Inc.	2.70	04/15/30	50,000	45,563
Essential Utilities, Inc.	4.80	08/15/27	45,000	45,341
				290,448
TOTAL CORPORATE BONDS (Cost - $117,360,538)				118,208,576

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.68	05/01/25	346,432	346,432
TOTAL SHORT-TERM INVESTMENTS (Cost - $346,432)				346,432

TOTAL INVESTMENTS – 98.8% (Cost - $117,706,970)				$118,555,008
OTHER ASSETS LESS LIABILITIES – 1.2%				1,491,948
NET ASSETS – 100.0%				$120,046,956

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $1,890,693 and represents 1.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2025.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.4%
ADVERTISING – 0.3%
Interpublic Group of Cos, Inc.	2.40	03/01/31	$10,000	$8,758
Omnicom Group, Inc.	2.60	08/01/31	5,000	4,382
Omnicom Group, Inc.	4.20	06/01/30	5,000	4,889
Omnicom Group, Inc.	5.30	11/01/34	10,000	9,969
				27,998
AEROSPACE/DEFENSE – 2.6%
Boeing Co.	3.25	02/01/35	10,000	8,236
Boeing Co.	3.60	05/01/34	10,000	8,612
Boeing Co.	3.63	02/01/31	10,000	9,348
Boeing Co.	5.15	05/01/30	50,000	50,488
Boeing Co.	6.39	05/01/31	5,000	5,339
Boeing Co.	6.53	05/01/34	30,000	32,301
Embraer Netherlands Finance BV	5.98	02/11/35	5,000	5,087
HEICO Corp.	5.35	08/01/33	5,000	5,061
Howmet Aerospace, Inc.	4.85	10/15/31	10,000	10,078
L3Harris Technologies, Inc.	1.80	01/15/31	5,000	4,258
L3Harris Technologies, Inc.	5.25	06/01/31	10,000	10,231
L3Harris Technologies, Inc.	5.35	06/01/34	15,000	15,155
L3Harris Technologies, Inc.	5.40	07/31/33	10,000	10,155
Northrop Grumman Corp.	4.40	05/01/30	10,000	9,958
Northrop Grumman Corp.	4.70	03/15/33	5,000	4,948
Northrop Grumman Corp.	4.90	06/01/34	10,000	9,927
RTX Corp.	1.90	09/01/31	10,000	8,458
RTX Corp.	2.25	07/01/30	10,000	8,963
RTX Corp.	2.38	03/15/32	10,000	8,586
RTX Corp.	5.15	02/27/33	10,000	10,113
RTX Corp.	6.00	03/15/31	10,000	10,690
RTX Corp.	6.10	03/15/34	20,000	21,517
				267,509
AGRICULTURE – 1.5%
Altria Group, Inc.	2.45	02/04/32	10,000	8,481
Altria Group, Inc.	3.40	05/06/30	15,000	14,113
Altria Group, Inc.	5.63	02/06/35	5,000	5,058
Altria Group, Inc.	6.88	11/01/33	5,000	5,507
BAT Capital Corp.	2.73	03/25/31	10,000	8,893
BAT Capital Corp.	4.74	03/16/32	10,000	9,761
BAT Capital Corp.	5.35	08/15/32	10,000	10,068
BAT Capital Corp.	5.83	02/20/31	10,000	10,418
BAT Capital Corp.	6.00	02/20/34	5,000	5,231
BAT Capital Corp.	6.34	08/02/30	10,000	10,692
BAT Capital Corp.	6.42	08/02/33	20,000	21,411
BAT Capital Corp.	7.75	10/19/32	10,000	11,451
Bunge Ltd. Finance Corp.	2.75	05/14/31	10,000	8,955
Bunge Ltd. Finance Corp.	4.65	09/17/34	10,000	9,697
JBS USA LUX Sarl/JBS USA Food Co/JBS USA Foods Group(1)	5.95	04/20/35	10,000	10,324
				150,060

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.1%
Tapestry, Inc.	3.05	03/15/32	$5,000	$4,325
Tapestry, Inc.	5.50	03/11/35	10,000	9,750
				14,075
AUTO MANUFACTURERS – 3.1%
Ford Motor Co.	3.25	02/12/32	20,000	16,356
Ford Motor Co.	6.10	08/19/32	20,000	19,196
Ford Motor Co.	7.45	07/16/31	15,000	15,839
Ford Motor Credit Co. LLC	3.63	06/17/31	10,000	8,566
Ford Motor Credit Co. LLC	4.00	11/13/30	15,000	13,359
Ford Motor Credit Co. LLC	6.05	03/05/31	10,000	9,772
Ford Motor Credit Co. LLC	6.05	11/05/31	10,000	9,696
Ford Motor Credit Co. LLC	6.13	03/08/34	25,000	23,647
Ford Motor Credit Co. LLC	6.50	02/07/35	10,000	9,681
Ford Motor Credit Co. LLC	6.53	03/19/32	10,000	9,905
Ford Motor Credit Co. LLC	7.12	11/07/33	10,000	10,077
Ford Motor Credit Co. LLC	7.20	06/10/30	15,000	15,467
General Motors Co.	5.00	04/01/35	5,000	4,581
General Motors Co.	5.60	10/15/32	20,000	19,842
General Motors Financial Co., Inc.	2.35	01/08/31	10,000	8,499
General Motors Financial Co., Inc.	2.70	06/10/31	10,000	8,578
General Motors Financial Co., Inc.	3.10	01/12/32	15,000	12,869
General Motors Financial Co., Inc.	3.60	06/21/30	10,000	9,206
General Motors Financial Co., Inc.	5.45	09/06/34	5,000	4,802
General Motors Financial Co., Inc.	5.60	06/18/31	15,000	15,057
General Motors Financial Co., Inc.	5.75	02/08/31	25,000	25,244
General Motors Financial Co., Inc.	5.90	01/07/35	5,000	4,964
General Motors Financial Co., Inc.	5.95	04/04/34	10,000	9,964
General Motors Financial Co., Inc.	6.10	01/07/34	20,000	20,137
General Motors Financial Co., Inc.	6.40	01/09/33	10,000	10,324
				315,628
AUTO PARTS & EQUIPMENT – 0.2%
Aptiv Swiss Holdings Ltd.	3.25	03/01/32	5,000	4,346
Aptiv Swiss Holdings Ltd.	5.15	09/13/34	10,000	9,358
BorgWarner, Inc.	5.40	08/15/34	5,000	4,952
				18,656
BANKS – 9.1%
Banco Bilbao Vizcaya Argentaria SA	6.03	03/13/35	10,000	10,236
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	10,000	11,207
Banco Santander SA	2.75	12/03/30	15,000	13,148
Banco Santander SA	3.23	11/22/32	15,000	13,016
Banco Santander SA	6.35	03/14/34	15,000	15,318
Banco Santander SA	6.92	08/08/33	15,000	15,998
Bank of Montreal	3.09	01/10/37	15,000	12,705
Bank of Nova Scotia	4.59	05/04/37	15,000	13,857
Barclays PLC	2.65	06/24/31	10,000	8,955
Barclays PLC	2.67	03/10/32	10,000	8,785
Barclays PLC	2.89	11/24/32	20,000	17,402

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.1% (Continued)
Barclays PLC	3.56	09/23/35	$15,000	$13,679
Barclays PLC	5.34	09/10/35	20,000	19,424
Barclays PLC	5.75	08/09/33	10,000	10,195
Barclays PLC	5.79	02/25/36	20,000	20,019
Barclays PLC	6.22	05/09/34	25,000	26,077
Barclays PLC	6.69	09/13/34	15,000	16,038
Barclays PLC	7.12	06/27/34	15,000	16,097
Barclays PLC	7.44	11/02/33	20,000	22,351
Citigroup, Inc.	5.41	09/19/39	15,000	14,292
Citigroup, Inc.	5.83	02/13/35	25,000	24,807
Citigroup, Inc.	6.00	10/31/33	10,000	10,367
Citigroup, Inc.	6.02	01/24/36	30,000	30,083
Citigroup, Inc.	6.17	05/25/34	35,000	35,795
Citigroup, Inc.	6.63	06/15/32	10,000	10,789
Citizens Financial Group, Inc.	2.64	09/30/32	5,000	4,061
Citizens Financial Group, Inc.	5.72	07/23/32	15,000	15,252
Citizens Financial Group, Inc.	6.65	04/25/35	10,000	10,578
Comerica Bank	5.33	08/25/33	5,000	4,737
Deutsche Bank AG/New York, NY	3.04	05/28/32	15,000	13,251
Deutsche Bank AG/New York, NY	3.55	09/18/31	15,000	13,877
Deutsche Bank AG/New York, NY	3.73	01/14/32	15,000	13,495
Deutsche Bank AG/New York, NY	3.74	01/07/33	10,000	8,830
Deutsche Bank AG/New York, NY	5.40	09/11/35	20,000	19,525
Deutsche Bank AG/New York, NY	7.08	02/10/34	15,000	15,667
Fifth Third Bancorp	4.34	04/25/33	5,000	4,690
Fifth Third Bancorp	5.63	01/29/32	10,000	10,243
First Citizens BancShares, Inc./NC	6.25	03/12/40	10,000	9,574
Goldman Sachs Capital I	6.35	02/15/34	10,000	10,236
HSBC Holdings PLC	4.76	03/29/33	20,000	19,171
HSBC Holdings PLC	5.87	11/18/35	20,000	19,737
HSBC Holdings PLC	6.55	06/20/34	20,000	20,878
HSBC Holdings PLC	7.40	11/13/34	20,000	22,017
HSBC Holdings PLC	8.11	11/03/33	25,000	28,486
Huntington Bancshares, Inc./OH	5.71	02/02/35	10,000	10,022
Huntington Bancshares, Inc./OH	6.14	11/18/39	10,000	9,891
KeyBank, N.A./Cleveland, OH	4.90	08/08/32	10,000	9,334
KeyBank, N.A./Cleveland, OH	5.00	01/26/33	15,000	14,482
KeyCorp	6.40	03/06/35	15,000	15,723
Lloyds Banking Group PLC	7.95	11/15/33	10,000	11,381
M&T Bank Corp.	5.05	01/27/34	5,000	4,816
M&T Bank Corp.	5.39	01/16/36	10,000	9,739
M&T Bank Corp.	6.08	03/13/32	15,000	15,611
Mizuho Financial Group, Inc.	2.56	09/13/31	10,000	8,594
Morgan Stanley	2.48	09/16/36	30,000	24,999
Morgan Stanley	5.30	04/20/37	20,000	19,523
Morgan Stanley	5.94	02/07/39	15,000	15,101
Morgan Stanley	5.95	01/19/38	25,000	25,187
NatWest Group PLC	3.03	11/28/35	10,000	8,851

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.1% (Continued)
Regions Financial Corp.	5.50	09/06/35	$10,000	$9,793
Santander Holdings USA, Inc.	6.34	05/31/35	5,000	5,108
Santander Holdings USA, Inc.	7.66	11/09/31	5,000	5,506
Santander UK Group Holdings PLC	2.90	03/15/32	10,000	8,833
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	5,000	4,353
Truist Financial Corp.	4.92	07/28/33	10,000	9,567
Zions Bancorp, N.A.	6.82	11/19/35	5,000	4,945
				926,304
BEVERAGES – 0.7%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	5,000	5,150
Constellation Brands, Inc.	2.25	08/01/31	10,000	8,550
Constellation Brands, Inc.	2.88	05/01/30	10,000	9,169
Constellation Brands, Inc.	4.75	05/09/32	5,000	4,898
Constellation Brands, Inc.	4.90	05/01/33	5,000	4,884
Keurig Dr Pepper, Inc.	2.25	03/15/31	10,000	8,718
Keurig Dr Pepper, Inc.	3.20	05/01/30	10,000	9,375
Keurig Dr Pepper, Inc.	4.05	04/15/32	10,000	9,547
Keurig Dr Pepper, Inc.	5.20	03/15/31	5,000	5,122
Keurig Dr Pepper, Inc.	5.30	03/15/34	5,000	5,085
				70,498
BIOTECHNOLOGY – 1.4%
Amgen, Inc.	2.00	01/15/32	10,000	8,394
Amgen, Inc.	2.30	02/25/31	20,000	17,603
Amgen, Inc.	3.35	02/22/32	15,000	13,717
Amgen, Inc.	4.20	03/01/33	5,000	4,742
Amgen, Inc.	5.25	03/02/33	40,000	40,434
Biogen, Inc.	2.25	05/01/30	20,000	17,793
Bio-Rad Laboratories, Inc.	3.70	03/15/32	10,000	9,045
Illumina, Inc.	2.55	03/23/31	5,000	4,304
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	15,000	12,818
Royalty Pharma PLC	2.15	09/02/31	10,000	8,421
Royalty Pharma PLC	2.20	09/02/30	10,000	8,685
				145,956
BUILDING MATERIALS – 1.4%
Carrier Global Corp.	2.70	02/15/31	10,000	8,999
Carrier Global Corp.	5.90	03/15/34	10,000	10,532
CRH America Finance, Inc.	5.40	05/21/34	10,000	10,129
CRH America Finance, Inc.	5.50	01/09/35	15,000	15,243
Eagle Materials, Inc.	2.50	07/01/31	10,000	8,735
Fortune Brands Innovations, Inc.	5.88	06/01/33	5,000	5,145
Holcim Finance US LLC(1)	5.40	04/07/35	10,000	10,004
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	10,000	8,645
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	5,000	4,235
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	4.90	12/01/32	5,000	4,943
Martin Marietta Materials, Inc.	2.40	07/15/31	5,000	4,338
Martin Marietta Materials, Inc.	5.15	12/01/34	10,000	9,942
Masco Corp.	2.00	02/15/31	5,000	4,242

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.4% (Continued)
Mohawk Industries, Inc.	3.63	05/15/30	$5,000	$4,725
Owens Corning	5.70	06/15/34	10,000	10,263
Trane Technologies Financing Ltd.	5.10	06/13/34	5,000	5,019
Trane Technologies Financing Ltd.	5.25	03/03/33	5,000	5,102
Vulcan Materials Co.	3.50	06/01/30	5,000	4,739
Vulcan Materials Co.	5.35	12/01/34	10,000	10,086
				145,066
CHEMICALS – 1.1%
Albemarle Corp.	5.05	06/01/32	5,000	4,607
CF Industries, Inc.	5.15	03/15/34	10,000	9,682
Dow Chemical Co.	5.15	02/15/34	5,000	4,910
Dow Chemical Co.	6.30	03/15/33	15,000	15,958
Eastman Chemical Co.	5.63	02/20/34	5,000	4,987
Eastman Chemical Co.	5.75	03/08/33	10,000	10,242
FMC Corp.	5.65	05/18/33	5,000	4,831
LYB International Finance III LLC	2.25	10/01/30	5,000	4,368
LYB International Finance III LLC	5.50	03/01/34	10,000	9,734
LYB International Finance III LLC	5.63	05/15/33	5,000	5,023
Mosaic Co.	5.45	11/15/33	10,000	10,001
Nutrien Ltd.	2.95	05/13/30	5,000	4,617
Nutrien Ltd.	5.25	03/12/32	10,000	10,080
Nutrien Ltd.	5.40	06/21/34	5,000	5,025
Sherwin-Williams Co.	2.20	03/15/32	5,000	4,221
				108,286
COMMERCIAL SERVICES – 1.2%
Block Financial LLC	3.88	08/15/30	5,000	4,719
Equifax, Inc.	2.35	09/15/31	10,000	8,634
Equifax, Inc.	3.10	05/15/30	10,000	9,238
Global Payments, Inc.	2.90	05/15/30	10,000	9,011
Global Payments, Inc.	2.90	11/15/31	10,000	8,677
Global Payments, Inc.	5.40	08/15/32	10,000	9,970
GXO Logistics, Inc.	6.50	05/06/34	5,000	4,994
Moody’s Corp.	2.00	08/19/31	10,000	8,567
Moody’s Corp.	4.25	08/08/32	5,000	4,833
Quanta Services, Inc.	2.90	10/01/30	10,000	9,063
Quanta Services, Inc.	5.25	08/09/34	10,000	9,863
Rollins, Inc.(1)	5.25	02/24/35	5,000	4,996
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	10,000	8,352
Verisk Analytics, Inc.	5.25	06/05/34	10,000	10,077
Verisk Analytics, Inc.	5.75	04/01/33	10,000	10,384
				121,378
COMPUTERS – 2.2%
Amdocs Ltd.	2.54	06/15/30	10,000	8,890
Booz Allen Hamilton, Inc.	5.95	08/04/33	5,000	5,044
Booz Allen Hamilton, Inc.	5.95	04/15/35	5,000	4,979
Dell International LLC/EMC Corp.	4.85	02/01/35	10,000	9,431
Dell International LLC/EMC Corp.	5.30	04/01/32	10,000	10,034

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 2.2% (Continued)
Dell International LLC/EMC Corp.	5.40	04/15/34	$10,000	$9,995
Dell International LLC/EMC Corp.	5.75	02/01/33	15,000	15,544
Dell International LLC/EMC Corp.	6.20	07/15/30	15,000	15,897
Hewlett Packard Enterprise Co.	4.85	10/15/31	10,000	9,891
Hewlett Packard Enterprise Co.	5.00	10/15/34	25,000	24,153
HP, Inc.	2.65	06/17/31	20,000	17,331
HP, Inc.	4.20	04/15/32	10,000	9,357
HP, Inc.	5.50	01/15/33	10,000	9,956
HP, Inc.	6.10	04/25/35	5,000	5,058
Kyndryl Holdings, Inc.	3.15	10/15/31	10,000	8,787
Leidos, Inc.	2.30	02/15/31	10,000	8,644
Leidos, Inc.	4.38	05/15/30	10,000	9,727
Leidos, Inc.	5.50	03/15/35	5,000	4,981
Leidos, Inc.	5.75	03/15/33	10,000	10,253
NetApp, Inc.	2.70	06/22/30	5,000	4,499
NetApp, Inc.	5.50	03/17/32	10,000	10,123
NetApp, Inc.	5.70	03/17/35	10,000	10,059
Western Digital Corp.	3.10	02/01/32	5,000	4,269
				226,902
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	25,000	23,214

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	5,000	5,162

DIVERSIFIED FINANCIAL SERVICES – 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	45,000	39,782
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	15,000	12,907
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	10,000	9,574
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	10,000	9,859
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.38	12/15/31	5,000	5,010
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	5,000	5,281
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50	01/31/56	10,000	9,713
Air Lease Corp.	2.88	01/15/32	5,000	4,346
Air Lease Corp.	3.13	12/01/30	10,000	9,092
Air Lease Corp.	5.20	07/15/31	5,000	5,034
Ally Financial, Inc.	6.18	07/26/35	10,000	9,859
Ally Financial, Inc.	8.00	11/01/31	10,000	11,024
Ally Financial, Inc.	8.00	11/01/31	15,000	16,629
American Express Co.	4.99	05/26/33	10,000	9,776
American Express Co.	5.92	04/25/35	10,000	10,266
Apollo Global Management, Inc.	6.00	12/15/54	5,000	4,707
Blue Owl Finance LLC	3.13	06/10/31	10,000	8,736
Blue Owl Finance LLC	6.25	04/18/34	10,000	10,107
Capital One Financial Corp.	2.36	07/29/32	10,000	8,237
Capital One Financial Corp.	2.62	11/02/32	5,000	4,268
Capital One Financial Corp.	5.27	05/10/33	10,000	9,837
Capital One Financial Corp.	5.82	02/01/34	15,000	15,146
Capital One Financial Corp.	5.88	07/26/35	10,000	10,130

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.7% (Continued)
Capital One Financial Corp.	6.05	02/01/35	$5,000	$5,112
Capital One Financial Corp.	6.18	01/30/36	20,000	19,718
Capital One Financial Corp.	6.38	06/08/34	20,000	20,893
Capital One Financial Corp.	7.62	10/30/31	25,000	27,869
CI Financial Corp.	3.20	12/17/30	10,000	8,731
Discover Financial Services	6.70	11/29/32	10,000	10,729
Discover Financial Services	7.96	11/02/34	10,000	11,476
Jefferies Financial Group, Inc.	2.63	10/15/31	10,000	8,438
Jefferies Financial Group, Inc.	2.75	10/15/32	10,000	8,194
Jefferies Financial Group, Inc.	6.20	04/14/34	15,000	15,211
LPL Holdings, Inc.	5.65	03/15/35	5,000	4,945
LPL Holdings, Inc.	6.00	05/20/34	10,000	10,187
Nasdaq, Inc.	1.65	01/15/31	10,000	8,554
Nasdaq, Inc.	5.55	02/15/34	10,000	10,271
Nomura Holdings, Inc.	2.61	07/14/31	10,000	8,683
Nomura Holdings, Inc.	2.68	07/16/30	10,000	8,947
Nomura Holdings, Inc.	3.00	01/22/32	5,000	4,342
Nomura Holdings, Inc.	5.78	07/03/34	10,000	10,180
Nomura Holdings, Inc.	6.09	07/12/33	10,000	10,480
Nomura Holdings, Inc.	6.18	01/18/33	10,000	10,484
Synchrony Financial	2.88	10/28/31	10,000	8,469
TPG Operating Group II LP	5.88	03/05/34	5,000	5,048
				476,281
ELECTRIC – 7.5%
AEP Texas, Inc.	2.10	07/01/30	10,000	8,775
AES Corp.	2.45	01/15/31	10,000	8,569
AES Corp.	5.80	03/15/32	10,000	9,979
Ameren Corp.	3.50	01/15/31	10,000	9,370
Ameren Corp.	5.38	03/15/35	10,000	9,997
American Electric Power Co., Inc.	5.63	03/01/33	10,000	10,257
American Electric Power Co., Inc.	5.95	11/01/32	5,000	5,228
American Electric Power Co., Inc.	6.95	12/15/54	10,000	10,115
Appalachian Power Co.	4.50	08/01/32	10,000	9,593
Arizona Public Service Co.	5.55	08/01/33	5,000	5,057
CenterPoint Energy, Inc.	2.65	06/01/31	5,000	4,415
CenterPoint Energy, Inc.	6.70	05/15/55	5,000	4,941
Constellation Energy Generation LLC	5.80	03/01/33	10,000	10,361
Constellation Energy Generation LLC	6.13	01/15/34	5,000	5,259
Dominion Energy, Inc.	2.25	08/15/31	5,000	4,292
Dominion Energy, Inc.	5.00	06/15/30	10,000	10,111
Dominion Energy, Inc.	5.25	08/01/33	5,000	4,967
Dominion Energy, Inc.	5.38	11/15/32	15,000	15,190
Dominion Energy, Inc.	5.45	03/15/35	5,000	4,984
Dominion Energy, Inc.	7.00	06/01/54	10,000	10,435
DTE Energy Co.	5.85	06/01/34	10,000	10,321
Duke Energy Corp.	2.45	06/01/30	5,000	4,495
Duke Energy Corp.	2.55	06/15/31	10,000	8,787
Duke Energy Corp.	4.50	08/15/32	10,000	9,673

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.5% (Continued)
Duke Energy Corp.	5.45	06/15/34	$5,000	$5,085
Duke Energy Corp.	6.45	09/01/54	15,000	15,061
Edison International	5.25	03/15/32	5,000	4,788
Entergy Corp.	2.40	06/15/31	10,000	8,671
Entergy Corp.	2.80	06/15/30	5,000	4,550
Evergy, Inc.	6.65	06/01/55	5,000	4,868
Eversource Energy	1.65	08/15/30	10,000	8,550
Eversource Energy	3.38	03/01/32	10,000	8,964
Eversource Energy	5.13	05/15/33	10,000	9,870
Eversource Energy	5.85	04/15/31	10,000	10,468
Eversource Energy	5.95	07/15/34	5,000	5,177
Exelon Corp.	3.35	03/15/32	10,000	9,063
Exelon Corp.	5.30	03/15/33	10,000	10,131
Exelon Corp.	5.45	03/15/34	5,000	5,076
Exelon Corp.	6.50	03/15/55	15,000	14,911
National Grid PLC	5.42	01/11/34	10,000	10,125
National Grid PLC	5.81	06/12/33	10,000	10,369
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	20,000	17,833
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	10,000	8,559
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	10,000	9,998
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	10,000	9,954
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	10,000	9,968
NextEra Energy Capital Holdings, Inc.	5.30	03/15/32	10,000	10,215
NextEra Energy Capital Holdings, Inc.	5.45	03/15/35	10,000	10,083
NextEra Energy Capital Holdings, Inc.	6.38	08/15/55	20,000	20,101
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	15,000	15,211
Pacific Gas & Electric Co.	2.50	02/01/31	20,000	17,278
Pacific Gas & Electric Co.	3.25	06/01/31	5,000	4,472
Pacific Gas & Electric Co.	4.55	07/01/30	30,000	29,203
Pacific Gas & Electric Co.	5.70	03/01/35	10,000	9,859
Pacific Gas & Electric Co.	5.80	05/15/34	10,000	9,984
Pacific Gas & Electric Co.	5.90	06/15/32	10,000	10,146
Pacific Gas & Electric Co.	6.15	01/15/33	15,000	15,316
Pacific Gas & Electric Co.	6.40	06/15/33	10,000	10,362
Pacific Gas & Electric Co.	6.95	03/15/34	10,000	10,750
PacifiCorp	7.38	09/15/55	10,000	10,196
PPL Capital Funding, Inc.	5.25	09/01/34	10,000	10,011
Progress Energy, Inc.	7.75	03/01/31	15,000	17,201
Public Service Co. of Oklahoma	5.20	01/15/35	5,000	4,929
Public Service Enterprise Group, Inc.	1.60	08/15/30	10,000	8,547
Public Service Enterprise Group, Inc.	2.45	11/15/31	5,000	4,348
Public Service Enterprise Group, Inc.	5.45	04/01/34	5,000	5,061
Puget Energy, Inc.	4.10	06/15/30	10,000	9,547
Sempra	5.50	08/01/33	5,000	5,032
Sempra	6.40	10/01/54	10,000	9,193
Sempra	6.55	04/01/55	10,000	9,192
Southern Co.	4.85	03/15/35	5,000	4,853
Southern Co.	5.20	06/15/33	10,000	10,063

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.5% (Continued)
Southern Co.	5.70	10/15/32	$5,000	$5,199
Southern Co.	5.70	03/15/34	10,000	10,352
Southern Co.	6.38	03/15/55	20,000	20,402
Wisconsin Power & Light Co.	3.95	09/01/32	10,000	9,334
Xcel Energy, Inc.	3.40	06/01/30	10,000	9,395
Xcel Energy, Inc.	5.45	08/15/33	10,000	10,055
Xcel Energy, Inc.	5.50	03/15/34	10,000	10,029
Xcel Energy, Inc.	5.60	04/15/35	10,000	10,118
				763,247
ELECTRICAL COMPONENTS & EQUIPMENT – 0.0%
Acuity Brands Lighting, Inc.	2.15	12/15/30	5,000	4,347

ELECTRONICS – 0.7%
Allegion US Holding Co., Inc.	5.41	07/01/32	5,000	5,092
Arrow Electronics, Inc.	2.95	02/15/32	5,000	4,287
Arrow Electronics, Inc.	5.88	04/10/34	5,000	5,038
Flex Ltd.	4.88	05/12/30	10,000	9,854
Flex Ltd.	5.25	01/15/32	5,000	4,920
Jabil, Inc.	3.00	01/15/31	5,000	4,475
Keysight Technologies, Inc.	4.95	10/15/34	10,000	9,721
Keysight Technologies, Inc.	5.35	07/30/30	5,000	5,135
TD SYNNEX Corp.	6.10	04/12/34	10,000	10,067
Trimble, Inc.	6.10	03/15/33	5,000	5,200
Vontier Corp.	2.95	04/01/31	5,000	4,336
				68,125
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	5.90	03/01/33	10,000	10,189

ENTERTAINMENT – 0.4%
Warnermedia Holdings, Inc.	4.28	03/15/32	50,000	42,834

ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.45	09/18/33	10,000	10,209

FOOD – 3.0%
Flowers Foods, Inc.	2.40	03/15/31	5,000	4,290
Flowers Foods, Inc.	5.75	03/15/35	5,000	5,042
General Mills, Inc.	2.25	10/14/31	10,000	8,606
General Mills, Inc.	4.95	03/29/33	10,000	9,943
General Mills, Inc.	5.25	01/30/35	5,000	5,001
Ingredion, Inc.	2.90	06/01/30	5,000	4,623
J M Smucker Co.	4.25	03/15/35	10,000	9,189
J M Smucker Co.	6.20	11/15/33	5,000	5,334
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.00	05/15/32	10,000	8,642
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	3.63	01/15/32	10,000	9,053
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	5.75	04/01/33	13,000	13,272
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.75	03/15/34	20,000	21,717
Kellanova	2.10	06/01/30	10,000	8,910
Kellanova	7.45	04/01/31	5,000	5,678
Kraft Heinz Foods Co.	5.20	03/15/32	5,000	5,084

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.0% (Continued)
Kraft Heinz Foods Co.	5.40	03/15/35	$10,000	$10,074
Kroger Co.	2.20	05/01/30	10,000	8,936
Kroger Co.	5.00	09/15/34	25,000	24,506
McCormick & Co., Inc./MD	1.85	02/15/31	5,000	4,260
McCormick & Co., Inc./MD	4.95	04/15/33	10,000	9,943
Mondelez International, Inc.	1.50	02/04/31	5,000	4,205
Mondelez International, Inc.	1.88	10/15/32	10,000	8,252
Mondelez International, Inc.	3.00	03/17/32	10,000	8,917
Mondelez International, Inc.	4.75	08/28/34	5,000	4,922
Pilgrim’s Pride Corp.	3.50	03/01/32	10,000	8,892
Pilgrim’s Pride Corp.	4.25	04/15/31	10,000	9,480
Pilgrim’s Pride Corp.	6.25	07/01/33	10,000	10,432
Pilgrim’s Pride Corp.	6.88	05/15/34	10,000	10,844
Sysco Corp.	5.10	09/23/30	10,000	10,190
Sysco Corp.	6.00	01/17/34	10,000	10,621
The Campbell’s Co.	4.75	03/23/35	10,000	9,575
The Campbell’s Co.	5.40	03/21/34	10,000	10,085
Tyson Foods, Inc.	4.88	08/15/34	5,000	4,823
Tyson Foods, Inc.	5.70	03/15/34	10,000	10,234
				303,575
FOREST PRODUCTS & PAPER – 0.2%
Suzano Austria GmbH	3.13	01/15/32	10,000	8,547
Suzano Austria GmbH	3.75	01/15/31	15,000	13,590
				22,137
GAS – 0.6%
National Fuel Gas Co.	2.95	03/01/31	5,000	4,432
National Fuel Gas Co.	5.95	03/15/35	5,000	5,017
NiSource, Inc.	1.70	02/15/31	10,000	8,462
NiSource, Inc.	3.60	05/01/30	15,000	14,306
NiSource, Inc.	5.35	04/01/34	5,000	5,035
NiSource, Inc.	6.38	03/31/55	5,000	4,883
Southern Co. Gas Capital Corp.	5.15	09/15/32	5,000	5,006
Southern Co. Gas Capital Corp.	5.75	09/15/33	10,000	10,320
Southwest Gas Corp.	4.05	03/15/32	5,000	4,685
				62,146
HAND/MACHINE TOOLS – 0.2%
Regal Rexnord Corp.	6.40	04/15/33	15,000	15,290
Stanley Black & Decker, Inc.	3.00	05/15/32	5,000	4,249
				19,539
HEALTHCARE-PRODUCTS – 1.7%
Agilent Technologies, Inc.	2.10	06/04/30	5,000	4,431
Agilent Technologies, Inc.	2.30	03/12/31	15,000	13,107
Agilent Technologies, Inc.	4.75	09/09/34	5,000	4,811
Baxter International, Inc.	1.73	04/01/31	5,000	4,190
Baxter International, Inc.	2.54	02/01/32	20,000	17,095
DENTSPLY SIRONA, Inc.	3.25	06/01/30	10,000	8,930
GE HealthCare Technologies, Inc.	5.91	11/22/32	15,000	15,746

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.7% (Continued)
Revvity, Inc.	2.25	09/15/31	$5,000	$4,205
Smith & Nephew PLC	2.03	10/14/30	15,000	13,025
Smith & Nephew PLC	5.40	03/20/34	5,000	4,992
Solventum Corp.	5.45	03/13/31	10,000	10,219
Solventum Corp.	5.60	03/23/34	15,000	15,177
STERIS Irish FinCo UnLtd. Co.	2.70	03/15/31	5,000	4,442
Stryker Corp.	1.95	06/15/30	15,000	13,275
Stryker Corp.	4.63	09/11/34	10,000	9,734
Stryker Corp.	5.20	02/10/35	5,000	5,042
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	5,000	4,382
Zimmer Biomet Holdings, Inc.	5.20	09/15/34	10,000	9,961
Zimmer Biomet Holdings, Inc.	5.50	02/19/35	10,000	10,180
				172,944
HEALTHCARE-SERVICES – 4.1%
Centene Corp.	2.50	03/01/31	25,000	21,229
Centene Corp.	2.63	08/01/31	10,000	8,457
Centene Corp.	3.00	10/15/30	25,000	21,954
Cigna Group	2.38	03/15/31	20,000	17,576
Cigna Group	5.13	05/15/31	5,000	5,110
Cigna Group	5.25	02/15/34	15,000	15,133
Cigna Group	5.40	03/15/33	10,000	10,242
Elevance Health, Inc.	2.25	05/15/30	15,000	13,461
Elevance Health, Inc.	2.55	03/15/31	5,000	4,460
Elevance Health, Inc.	4.10	05/15/32	5,000	4,741
Elevance Health, Inc.	4.75	02/15/33	10,000	9,838
Elevance Health, Inc.	4.95	11/01/31	10,000	10,098
Elevance Health, Inc.	5.20	02/15/35	10,000	10,017
Elevance Health, Inc.	5.38	06/15/34	15,000	15,220
Elevance Health, Inc.	5.50	10/15/32	5,000	5,169
HCA, Inc.	2.38	07/15/31	10,000	8,546
HCA, Inc.	3.50	09/01/30	30,000	28,028
HCA, Inc.	3.63	03/15/32	20,000	18,142
HCA, Inc.	5.45	04/01/31	20,000	20,400
HCA, Inc.	5.45	09/15/34	10,000	9,920
HCA, Inc.	5.50	03/01/32	10,000	10,132
HCA, Inc.	5.50	06/01/33	10,000	10,067
HCA, Inc.	5.60	04/01/34	10,000	10,051
HCA, Inc.	5.75	03/01/35	20,000	20,203
Humana, Inc.	2.15	02/03/32	5,000	4,116
Humana, Inc.	5.38	04/15/31	15,000	15,211
Humana, Inc.	5.88	03/01/33	10,000	10,247
Humana, Inc.	5.95	03/15/34	10,000	10,266
Icon Investments Six DAC	6.00	05/08/34	5,000	4,997
Laboratory Corp. of America Holdings	2.70	06/01/31	10,000	8,895
Laboratory Corp. of America Holdings	4.80	10/01/34	15,000	14,463
Quest Diagnostics, Inc.	2.80	06/30/31	10,000	8,992
Quest Diagnostics, Inc.	2.95	06/30/30	5,000	4,632

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.1% (Continued)
Quest Diagnostics, Inc.	5.00	12/15/34	$10,000	$9,892
Quest Diagnostics, Inc.	6.40	11/30/33	5,000	5,420
Universal Health Services, Inc.	2.65	10/15/30	5,000	4,386
Universal Health Services, Inc.	5.05	10/15/34	10,000	9,350
				419,061
HOME BUILDERS – 0.1%
Meritage Homes Corp.	5.65	03/15/35	5,000	4,881

HOUSEHOLD PRODUCTS/WARES – 0.1%
Avery Dennison Corp.	2.25	02/15/32	5,000	4,161
Church & Dwight Co., Inc.	5.60	11/15/32	5,000	5,213
Clorox Co.	4.60	05/01/32	5,000	4,945
				14,319
INSURANCE – 3.6%
Allstate Corp.	1.45	12/15/30	10,000	8,442
Allstate Corp.	5.25	03/30/33	10,000	10,133
American International Group, Inc.	3.88	01/15/35	5,000	4,500
American International Group, Inc.	5.13	03/27/33	5,000	5,002
Aon Corp.	2.80	05/15/30	15,000	13,777
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	10,000	10,023
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	5,000	5,085
Aon North America, Inc.	5.30	03/01/31	10,000	10,295
Aon North America, Inc.	5.45	03/01/34	15,000	15,262
Arthur J Gallagher & Co.	5.15	02/15/35	20,000	19,867
Arthur J Gallagher & Co.	5.45	07/15/34	10,000	10,172
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	5,000	4,550
Athene Holding Ltd.	3.50	01/15/31	5,000	4,631
Athene Holding Ltd.	5.88	01/15/34	10,000	10,137
Athene Holding Ltd.	6.63	10/15/54	5,000	4,823
Brighthouse Financial, Inc.	5.63	05/15/30	5,000	5,150
Brown & Brown, Inc.	2.38	03/15/31	5,000	4,321
Brown & Brown, Inc.	4.20	03/17/32	10,000	9,321
Brown & Brown, Inc.	5.65	06/11/34	10,000	10,106
CNA Financial Corp.	2.05	08/15/30	5,000	4,344
CNA Financial Corp.	5.50	06/15/33	5,000	5,058
CNO Financial Group, Inc.	6.45	06/15/34	5,000	5,162
Corebridge Financial, Inc.	3.90	04/05/32	10,000	9,213
Corebridge Financial, Inc.	5.75	01/15/34	10,000	10,196
Corebridge Financial, Inc.	6.38	09/15/54	10,000	9,639
Enstar Group Ltd.	3.10	09/01/31	10,000	8,714
Equitable Holdings, Inc.	5.59	01/11/33	10,000	10,217
F&G Annuities & Life, Inc.	6.25	10/04/34	5,000	4,830
Fairfax Financial Holdings Ltd.	5.63	08/16/32	5,000	5,075
Fairfax Financial Holdings Ltd.	6.00	12/07/33	10,000	10,403
Fidelity National Financial, Inc.	2.45	03/15/31	5,000	4,279
Fidelity National Financial, Inc.	3.40	06/15/30	10,000	9,205
First American Financial Corp.	2.40	08/15/31	5,000	4,233
Lincoln National Corp.	3.40	01/15/31	5,000	4,608

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.6% (Continued)
MetLife, Inc.	6.35	03/15/55	$15,000	$14,922
PartnerRe Finance B LLC	4.50	10/01/50	5,000	4,579
Primerica, Inc.	2.80	11/19/31	10,000	8,705
Prudential Financial, Inc.	3.70	10/01/50	10,000	8,923
Prudential Financial, Inc.	5.13	03/01/52	10,000	9,415
Prudential Financial, Inc.	6.00	09/01/52	10,000	9,974
Prudential Financial, Inc.	6.50	03/15/54	10,000	10,077
Prudential Financial, Inc.	6.75	03/01/53	10,000	10,272
Reinsurance Group of America, Inc.	3.15	06/15/30	5,000	4,628
Reinsurance Group of America, Inc.	5.75	09/15/34	5,000	5,074
Willis North America, Inc.	5.35	05/15/33	10,000	10,103
				367,445
INTERNET – 0.7%
eBay, Inc.	2.60	05/10/31	10,000	8,846
Expedia Group, Inc.	5.40	02/15/35	10,000	9,854
Netflix, Inc.	4.90	08/15/34	10,000	10,083
Uber Technologies, Inc.	4.80	09/15/34	20,000	19,416
VeriSign, Inc.	2.70	06/15/31	5,000	4,427
VeriSign, Inc.	5.25	06/01/32	5,000	5,046
Weibo Corp.	3.38	07/08/30	10,000	9,207
				66,879
INVESTMENT COMPANIES – 1.0%
Apollo Debt Solutions BDC(1)	6.55	03/15/32	5,000	5,031
Apollo Debt Solutions BDC	6.70	07/29/31	15,000	15,303
Ares Capital Corp.	3.20	11/15/31	10,000	8,549
Ares Capital Corp.	5.80	03/08/32	10,000	9,775
Ares Strategic Income Fund(1)	6.20	03/21/32	10,000	9,883
Blackstone Private Credit Fund	6.00	01/29/32	10,000	9,918
Blackstone Private Credit Fund(1)	6.00	11/22/34	10,000	9,562
Blue Owl Credit Income Corp.	6.65	03/15/31	10,000	10,127
HA Sustainable Infrastructure Capital, Inc.(1)	6.38	07/01/34	10,000	9,606
MSD Investment Corp.(1)	6.25	05/31/30	5,000	4,910
Sixth Street Lending Partners(1)	6.13	07/15/30	10,000	10,041
				102,705
IRON/STEEL – 0.6%
ArcelorMittal SA	6.00	06/17/34	10,000	10,255
ArcelorMittal SA	6.80	11/29/32	5,000	5,384
Steel Dynamics, Inc.	3.25	01/15/31	5,000	4,599
Steel Dynamics, Inc.	5.38	08/15/34	5,000	5,020
Vale Overseas Ltd.	3.75	07/08/30	15,000	14,014
Vale Overseas Ltd.	6.13	06/12/33	20,000	20,625
				59,897
LEISURE TIME – 0.0%
Brunswick Corp./DE	2.40	08/18/31	5,000	4,089

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 0.9%
Choice Hotels International, Inc.	5.85	08/01/34	$5,000	$4,915
Hyatt Hotels Corp.	5.75	03/30/32	10,000	10,025
Las Vegas Sands Corp.	6.20	08/15/34	5,000	4,914
Marriott International, Inc./MD	2.75	10/15/33	10,000	8,284
Marriott International, Inc./MD	2.85	04/15/31	10,000	8,953
Marriott International, Inc./MD	3.50	10/15/32	15,000	13,359
Marriott International, Inc./MD	4.63	06/15/30	10,000	9,943
Marriott International, Inc./MD	5.30	05/15/34	15,000	14,820
Marriott International, Inc./MD	5.35	03/15/35	10,000	9,844
Sands China Ltd.	3.25	08/08/31	5,000	4,262
Sands China Ltd.	4.38	06/18/30	5,000	4,628
				93,947
MACHINERY-DIVERSIFIED – 0.9%
AGCO Corp.	5.80	03/21/34	10,000	9,944
Flowserve Corp.	2.80	01/15/32	5,000	4,246
Flowserve Corp.	3.50	10/01/30	5,000	4,614
IDEX Corp.	2.63	06/15/31	10,000	8,726
Ingersoll Rand, Inc.	5.45	06/15/34	10,000	10,082
Ingersoll Rand, Inc.	5.70	08/14/33	15,000	15,419
Nordson Corp.	5.80	09/15/33	5,000	5,133
nVent Finance Sarl	5.65	05/15/33	5,000	4,961
Otis Worldwide Corp.	5.13	11/19/31	10,000	10,182
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	5,000	5,143
Xylem, Inc./NY	2.25	01/30/31	10,000	8,750
				87,200
MEDIA – 1.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	10,000	8,132
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	20,000	17,365
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	15,000	13,632
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	10,000	10,324
Charter Communications Operating LLC/Charter Communications Operating Capital	6.65	02/01/34	10,000	10,358
Discovery Communications LLC	3.63	05/15/30	15,000	13,317
Fox Corp.	6.50	10/13/33	15,000	15,965
Paramount Global	4.20	05/19/32	10,000	8,968
Paramount Global	4.95	01/15/31	10,000	9,672
Paramount Global	7.88	07/30/30	10,000	10,966
Time Warner Cable Enterprises LLC	8.38	07/15/33	10,000	11,404
				130,103
MINING – 0.7%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	10,000	9,343
Freeport-McMoRan, Inc.	4.63	08/01/30	10,000	9,837
Freeport-McMoRan, Inc.	5.40	11/14/34	5,000	4,997

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.7% (Continued)
Newmont Corp.	2.25	10/01/30	$10,000	$8,920
Newmont Corp.	2.60	07/15/32	5,000	4,370
Newmont Corp.	5.88	04/01/35	5,000	5,290
Newmont Corp./Newcrest Finance Pty Ltd.	3.25	05/13/30	15,000	14,172
Newmont Corp./Newcrest Finance Pty Ltd.	5.35	03/15/34	10,000	10,171
				67,100
MISCELLANEOUS MANUFACTURER – 0.2%
Teledyne Technologies, Inc.	2.75	04/01/31	10,000	8,915
Textron, Inc.	2.45	03/15/31	5,000	4,362
Textron, Inc.	3.00	06/01/30	10,000	9,154
				22,431
OFFICE/BUSINESS EQUIPMENT – 0.1%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	15,000	13,567

OIL & GAS – 3.6%
Canadian Natural Resources Ltd.	2.95	07/15/30	10,000	9,070
Canadian Natural Resources Ltd.(1)	5.40	12/15/34	5,000	4,856
Coterra Energy, Inc.	5.40	02/15/35	5,000	4,833
Coterra Energy, Inc.	5.60	03/15/34	5,000	4,956
Devon Energy Corp.	5.20	09/15/34	15,000	14,065
Devon Energy Corp.	7.88	09/30/31	10,000	11,338
Diamondback Energy, Inc.	3.13	03/24/31	5,000	4,523
Diamondback Energy, Inc.	5.40	04/18/34	10,000	9,785
Diamondback Energy, Inc.	5.55	04/01/35	15,000	14,764
Diamondback Energy, Inc.	6.25	03/15/33	15,000	15,675
EQT Corp.(1)	4.75	01/15/31	10,000	9,661
EQT Corp.	5.75	02/01/34	10,000	9,999
Expand Energy Corp.	4.75	02/01/32	15,000	14,087
Expand Energy Corp.	5.70	01/15/35	10,000	9,895
Helmerich & Payne, Inc.	2.90	09/29/31	10,000	8,263
Helmerich & Payne, Inc.(1)	5.50	12/01/34	5,000	4,410
Hess Corp.	7.13	03/15/33	5,000	5,612
Hess Corp.	7.30	08/15/31	5,000	5,625
HF Sinclair Corp.	6.25	01/15/35	15,000	14,440
Marathon Petroleum Corp.	5.70	03/01/35	10,000	9,784
Occidental Petroleum Corp.	5.38	01/01/32	10,000	9,520
Occidental Petroleum Corp.	5.55	10/01/34	15,000	13,975
Occidental Petroleum Corp.	6.13	01/01/31	10,000	10,102
Occidental Petroleum Corp.	6.63	09/01/30	15,000	15,545
Occidental Petroleum Corp.	7.50	05/01/31	10,000	10,732
Occidental Petroleum Corp.	8.88	07/15/30	10,000	11,237
Ovintiv, Inc.	6.25	07/15/33	5,000	4,933
Ovintiv, Inc.	6.50	08/15/34	5,000	4,967
Ovintiv, Inc.	7.38	11/01/31	10,000	10,730
Phillips 66 Co.	2.15	12/15/30	5,000	4,367
Phillips 66 Co.	4.65	11/15/34	10,000	9,329
Phillips 66 Co.	4.95	03/15/35	5,000	4,726

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.6% (Continued)
Phillips 66 Co.	5.25	06/15/31	$15,000	$15,301
Phillips 66 Co.	5.30	06/30/33	10,000	9,910
Suncor Energy, Inc.	5.95	12/01/34	10,000	10,157
Suncor Energy, Inc.	7.15	02/01/32	5,000	5,417
Valero Energy Corp.	7.50	04/15/32	10,000	11,198
Woodside Finance Ltd.	5.10	09/12/34	15,000	14,362
				362,149
PACKAGING & CONTAINERS – 0.9%
Amcor Finance USA, Inc.	5.63	05/26/33	5,000	5,137
Amcor Flexibles North America, Inc.	2.63	06/19/30	5,000	4,499
Amcor Flexibles North America, Inc.	2.69	05/25/31	10,000	8,850
Amcor Flexibles North America, Inc.(1)	5.50	03/17/35	10,000	9,973
Berry Global, Inc.	5.65	01/15/34	10,000	10,098
Berry Global, Inc.	5.80	06/15/31	5,000	5,267
Smurfit Kappa Treasury ULC(1)	5.44	04/03/34	10,000	10,024
Smurfit Westrock Financing DAC(1)	5.42	01/15/35	5,000	5,013
Sonoco Products Co.	2.85	02/01/32	5,000	4,337
Sonoco Products Co.	3.13	05/01/30	5,000	4,597
Sonoco Products Co.	5.00	09/01/34	10,000	9,567
WRKCo, Inc.	3.00	06/15/33	5,000	4,276
WRKCo, Inc.	4.20	06/01/32	5,000	4,698
				86,336
PHARMACEUTICALS – 2.1%
Becton Dickinson & Co.	1.96	02/11/31	10,000	8,574
Becton Dickinson & Co.	2.82	05/20/30	5,000	4,580
Becton Dickinson & Co.	4.30	08/22/32	5,000	4,775
Becton Dickinson & Co.	5.11	02/08/34	10,000	9,960
Cardinal Health, Inc.	5.35	11/15/34	10,000	10,052
Cardinal Health, Inc.	5.45	02/15/34	5,000	5,061
Cencora, Inc.	2.70	03/15/31	15,000	13,438
Cencora, Inc.	2.80	05/15/30	5,000	4,610
Cencora, Inc.	5.15	02/15/35	5,000	5,009
CVS Health Corp.	1.75	08/21/30	10,000	8,552
CVS Health Corp.	1.88	02/28/31	15,000	12,653
CVS Health Corp.	2.13	09/15/31	10,000	8,422
CVS Health Corp.	5.25	01/30/31	10,000	10,148
CVS Health Corp.	5.25	02/21/33	25,000	24,777
CVS Health Corp.	5.30	06/01/33	15,000	14,904
CVS Health Corp.	5.55	06/01/31	10,000	10,281
CVS Health Corp.	5.70	06/01/34	10,000	10,163
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	15,000	15,154
Viatris, Inc.	2.70	06/22/30	15,000	12,985
Zoetis, Inc.	2.00	05/15/30	5,000	4,442
Zoetis, Inc.	5.60	11/16/32	10,000	10,476
				209,016

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.1%
Boardwalk Pipelines LP	3.40	02/15/31	$5,000	$4,553
Boardwalk Pipelines LP	3.60	09/01/32	5,000	4,399
Boardwalk Pipelines LP	5.63	08/01/34	10,000	9,922
Cheniere Energy Partners LP	3.25	01/31/32	10,000	8,772
Cheniere Energy Partners LP	4.00	03/01/31	25,000	23,366
Cheniere Energy Partners LP	5.75	08/15/34	10,000	10,029
Cheniere Energy Partners LP	5.95	06/30/33	10,000	10,224
Cheniere Energy, Inc.	5.65	04/15/34	10,000	9,969
Eastern Energy Gas Holdings LLC	5.80	01/15/35	10,000	10,348
Enbridge, Inc.	2.50	08/01/33	5,000	4,072
Enbridge, Inc.	5.63	04/05/34	15,000	15,204
Enbridge, Inc.	5.70	03/08/33	25,000	25,534
Enbridge, Inc.	6.20	11/15/30	10,000	10,602
Enbridge, Inc.	7.20	06/27/54	10,000	9,987
Energy Transfer LP	3.75	05/15/30	15,000	14,175
Energy Transfer LP	4.90	03/15/35	5,000	4,666
Energy Transfer LP	5.55	05/15/34	15,000	14,773
Energy Transfer LP	5.60	09/01/34	15,000	14,813
Energy Transfer LP	5.70	04/01/35	15,000	14,843
Energy Transfer LP	5.75	02/15/33	10,000	10,150
Energy Transfer LP	6.40	12/01/30	15,000	15,967
Energy Transfer LP	6.55	12/01/33	15,000	15,802
Kinder Morgan Energy Partners LP	5.80	03/15/35	10,000	10,120
Kinder Morgan Energy Partners LP	7.30	08/15/33	5,000	5,470
Kinder Morgan, Inc.	2.00	02/15/31	10,000	8,533
Kinder Morgan, Inc.	4.80	02/01/33	5,000	4,809
Kinder Morgan, Inc.	5.15	06/01/30	5,000	5,045
Kinder Morgan, Inc.	5.20	06/01/33	20,000	19,720
Kinder Morgan, Inc.	5.30	12/01/34	5,000	4,883
Kinder Morgan, Inc.	5.40	02/01/34	10,000	9,893
Kinder Morgan, Inc.	7.75	01/15/32	15,000	17,023
Kinder Morgan, Inc.	7.80	08/01/31	5,000	5,674
MPLX LP	2.65	08/15/30	20,000	17,928
MPLX LP	4.95	09/01/32	10,000	9,722
MPLX LP	5.00	03/01/33	5,000	4,839
MPLX LP	5.40	04/01/35	10,000	9,714
MPLX LP	5.50	06/01/34	20,000	19,664
ONEOK, Inc.	4.75	10/15/31	15,000	14,624
ONEOK, Inc.	5.05	11/01/34	20,000	19,002
ONEOK, Inc.	5.65	09/01/34	5,000	4,960
ONEOK, Inc.	5.80	11/01/30	10,000	10,362
ONEOK, Inc.	6.05	09/01/33	15,000	15,418
ONEOK, Inc.	6.10	11/15/32	5,000	5,180
ONEOK, Inc.	6.35	01/15/31	10,000	10,578
Plains All American Pipeline LP/PAA Finance Corp.	3.80	09/15/30	5,000	4,721
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	10,000	9,901
Sabine Pass Liquefaction LLC	4.50	05/15/30	20,000	19,745
South Bow USA Infrastructure Holdings LLC(1)	5.58	10/01/34	15,000	14,568

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.1% (Continued)
Targa Resources Corp.	4.20	02/01/33	$10,000	$9,150
Targa Resources Corp.	5.50	02/15/35	15,000	14,685
Targa Resources Corp.	6.13	03/15/33	5,000	5,143
Targa Resources Corp.	6.50	03/30/34	10,000	10,533
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	10,000	9,163
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	10,000	9,707
TransCanada PipeLines Ltd.	4.63	03/01/34	15,000	14,088
TransCanada PipeLines Ltd.	7.00	06/01/65	10,000	9,829
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	10,000	9,347
Western Midstream Operating LP	5.45	11/15/34	5,000	4,767
Western Midstream Operating LP	6.15	04/01/33	10,000	10,131
Williams Cos, Inc.	2.60	03/15/31	15,000	13,261
Williams Cos, Inc.	3.50	11/15/30	10,000	9,371
Williams Cos, Inc.	4.65	08/15/32	10,000	9,642
Williams Cos, Inc.	5.15	03/15/34	15,000	14,714
Williams Cos, Inc.	5.60	03/15/35	10,000	10,093
Williams Cos, Inc.	5.65	03/15/33	10,000	10,233
				718,123
REAL ESTATE – 0.1%
CBRE Services, Inc.	2.50	04/01/31	5,000	4,363
CBRE Services, Inc.	5.95	08/15/34	10,000	10,357
				14,720
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.2%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	10,000	7,807
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	5,000	4,042
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	10,000	8,243
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	10,000	9,084
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	15,000	14,940
American Assets Trust LP	3.38	02/01/31	5,000	4,364
American Assets Trust LP	6.15	10/01/34	10,000	9,837
American Homes 4 Rent LP	3.63	04/15/32	10,000	9,101
American Homes 4 Rent LP	5.50	02/01/34	15,000	14,967
American Tower Corp.	1.88	10/15/30	10,000	8,616
American Tower Corp.	2.10	06/15/30	10,000	8,819
American Tower Corp.	2.30	09/15/31	10,000	8,616
American Tower Corp.	2.70	04/15/31	5,000	4,448
American Tower Corp.	5.40	01/31/35	5,000	5,061
American Tower Corp.	5.45	02/15/34	10,000	10,179
American Tower Corp.	5.55	07/15/33	10,000	10,235
American Tower Corp.	5.65	03/15/33	15,000	15,507
American Tower Corp.	5.90	11/15/33	5,000	5,243
Americold Realty Operating Partnership LP	5.41	09/12/34	5,000	4,859
Boston Properties LP	2.45	10/01/33	10,000	7,835
Boston Properties LP	2.55	04/01/32	10,000	8,234
Boston Properties LP	3.25	01/30/31	10,000	9,023
Boston Properties LP	5.75	01/15/35	10,000	9,869
Boston Properties LP	6.50	01/15/34	10,000	10,497

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.2% (Continued)
Brixmor Operating Partnership LP	2.50	08/16/31	$10,000	$8,635
Brixmor Operating Partnership LP	4.05	07/01/30	5,000	4,801
COPT Defense Properties LP	2.75	04/15/31	5,000	4,338
Cousins Properties LP	5.88	10/01/34	5,000	5,010
Crown Castle, Inc.	2.10	04/01/31	10,000	8,502
Crown Castle, Inc.	2.25	01/15/31	10,000	8,637
Crown Castle, Inc.	2.50	07/15/31	10,000	8,621
Crown Castle, Inc.	3.30	07/01/30	10,000	9,266
Crown Castle, Inc.	5.10	05/01/33	5,000	4,895
Crown Castle, Inc.	5.20	09/01/34	10,000	9,814
Crown Castle, Inc.	5.80	03/01/34	5,000	5,117
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	10,000	10,198
Equinix, Inc.	2.15	07/15/30	10,000	8,851
Equinix, Inc.	2.50	05/15/31	10,000	8,772
Equinix, Inc.	3.90	04/15/32	10,000	9,363
Essex Portfolio LP	2.65	03/15/32	5,000	4,276
Essex Portfolio LP	5.50	04/01/34	10,000	10,061
Extra Space Storage LP	2.35	03/15/32	5,000	4,160
Extra Space Storage LP	2.40	10/15/31	5,000	4,274
Extra Space Storage LP	5.50	07/01/30	10,000	10,291
Extra Space Storage LP	5.90	01/15/31	10,000	10,432
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	5,000	4,316
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	5,000	4,645
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	15,000	14,699
Healthcare Realty Holdings LP	2.00	03/15/31	5,000	4,219
Healthpeak OP LLC	2.88	01/15/31	10,000	8,975
Healthpeak OP LLC	5.25	12/15/32	10,000	10,043
Healthpeak OP LLC	5.38	02/15/35	5,000	4,973
Host Hotels & Resorts LP	3.50	09/15/30	10,000	9,118
Host Hotels & Resorts LP	5.50	04/15/35	5,000	4,831
Host Hotels & Resorts LP	5.70	07/01/34	10,000	9,849
Invitation Homes Operating Partnership LP	2.00	08/15/31	5,000	4,196
Invitation Homes Operating Partnership LP	4.15	04/15/32	10,000	9,314
Kimco Realty OP LLC	2.70	10/01/30	10,000	9,094
Kimco Realty OP LLC	3.20	04/01/32	5,000	4,447
Kimco Realty OP LLC	4.60	02/01/33	10,000	9,644
Kimco Realty OP LLC	4.85	03/01/35	5,000	4,796
Kimco Realty OP LLC	6.40	03/01/34	5,000	5,345
NNN REIT, Inc.	5.50	06/15/34	5,000	5,020
NNN REIT, Inc.	5.60	10/15/33	10,000	10,137
Omega Healthcare Investors, Inc.	3.25	04/15/33	5,000	4,235
Omega Healthcare Investors, Inc.	3.38	02/01/31	15,000	13,597
Sabra Health Care LP	3.20	12/01/31	10,000	8,834
Sun Communities Operating LP	2.70	07/15/31	10,000	8,746
Sun Communities Operating LP	4.20	04/15/32	10,000	9,387
UDR, Inc.	3.00	08/15/31	5,000	4,479
Ventas Realty LP	2.50	09/01/31	10,000	8,739
Ventas Realty LP	4.75	11/15/30	5,000	5,001

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 6.2% (Continued)
Ventas Realty LP	5.00	01/15/35	$5,000	$4,830
Ventas Realty LP	5.63	07/01/34	5,000	5,070
VICI Properties LP	5.13	11/15/31	5,000	4,956
VICI Properties LP	5.13	05/15/32	15,000	14,720
VICI Properties LP	5.63	04/01/35	10,000	9,919
VICI Properties LP	5.75	04/01/34	10,000	10,076
Weyerhaeuser Co.	7.38	03/15/32	10,000	11,223
				629,213
RETAIL – 3.0%
AutoNation, Inc.	3.85	03/01/32	15,000	13,483
AutoNation, Inc.	4.75	06/01/30	5,000	4,907
AutoZone, Inc.	1.65	01/15/31	5,000	4,229
AutoZone, Inc.	4.75	08/01/32	10,000	9,849
AutoZone, Inc.	4.75	02/01/33	10,000	9,768
AutoZone, Inc.	5.40	07/15/34	10,000	10,101
Best Buy Co., Inc.	1.95	10/01/30	10,000	8,592
Darden Restaurants, Inc.	6.30	10/10/33	5,000	5,303
Dick’s Sporting Goods, Inc.	3.15	01/15/32	5,000	4,389
Dollar General Corp.	5.00	11/01/32	10,000	9,826
Dollar General Corp.	5.45	07/05/33	10,000	10,097
Dollar Tree, Inc.	2.65	12/01/31	5,000	4,342
Ferguson Enterprises, Inc.	5.00	10/03/34	10,000	9,683
Genuine Parts Co.	1.88	11/01/30	5,000	4,257
Genuine Parts Co.	2.75	02/01/32	5,000	4,285
Lowe’s Cos, Inc.	1.70	10/15/30	20,000	17,184
Lowe’s Cos, Inc.	2.63	04/01/31	15,000	13,406
Lowe’s Cos, Inc.	3.75	04/01/32	10,000	9,308
Lowe’s Cos, Inc.	5.00	04/15/33	15,000	14,955
Lowe’s Cos, Inc.	5.15	07/01/33	15,000	15,076
McDonald’s Corp.	3.60	07/01/30	20,000	19,259
McDonald’s Corp.	4.60	09/09/32	5,000	4,987
McDonald’s Corp.	4.95	08/14/33	10,000	10,102
McDonald’s Corp.	4.95	03/03/35	10,000	9,915
McDonald’s Corp.	5.20	05/17/34	5,000	5,114
O’Reilly Automotive, Inc.	1.75	03/15/31	5,000	4,220
O’Reilly Automotive, Inc.	4.70	06/15/32	5,000	4,903
O’Reilly Automotive, Inc.	5.00	08/19/34	5,000	4,890
Ross Stores, Inc.	1.88	04/15/31	5,000	4,245
Starbucks Corp.	2.55	11/15/30	15,000	13,453
Starbucks Corp.	3.00	02/14/32	5,000	4,460
Starbucks Corp.	4.80	02/15/33	5,000	4,941
Starbucks Corp.	4.90	02/15/31	10,000	10,141
Starbucks Corp.	5.00	02/15/34	5,000	4,960
Tractor Supply Co.	1.75	11/01/30	15,000	12,795
Tractor Supply Co.	5.25	05/15/33	5,000	5,027
				306,452

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.8%
Broadcom, Inc.(1)	2.45	02/15/31	$30,000	$26,536
Broadcom, Inc.(1)	2.60	02/15/33	20,000	16,854
Broadcom, Inc.(1)	3.42	04/15/33	25,000	22,286
Broadcom, Inc.(1)	3.47	04/15/34	35,000	30,776
Broadcom, Inc.	4.15	11/15/30	30,000	29,261
Broadcom, Inc.(1)	4.15	04/15/32	15,000	14,259
Broadcom, Inc.	4.30	11/15/32	20,000	19,112
Broadcom, Inc.	4.55	02/15/32	5,000	4,908
Broadcom, Inc.	4.80	10/15/34	15,000	14,606
Broadcom, Inc.	5.15	11/15/31	15,000	15,293
Broadcom, Inc.	5.20	04/15/32	10,000	10,179
Intel Corp.	2.00	08/12/31	10,000	8,367
Intel Corp.	4.00	12/15/32	10,000	9,114
Intel Corp.	4.15	08/05/32	20,000	18,446
Intel Corp.	5.00	02/21/31	5,000	5,008
Intel Corp.	5.15	02/21/34	10,000	9,749
Intel Corp.	5.20	02/10/33	20,000	19,645
Marvell Technology, Inc.	2.95	04/15/31	10,000	8,988
Marvell Technology, Inc.	5.95	09/15/33	5,000	5,180
Micron Technology, Inc.	2.70	04/15/32	10,000	8,485
Micron Technology, Inc.	5.30	01/15/31	10,000	10,053
Micron Technology, Inc.	5.65	11/01/32	5,000	5,071
Micron Technology, Inc.	5.80	01/15/35	15,000	14,941
Micron Technology, Inc.	5.88	02/09/33	5,000	5,103
Micron Technology, Inc.	5.88	09/15/33	10,000	10,242
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	10,000	8,632
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	10,000	8,426
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	10,000	9,273
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	10,000	9,685
Skyworks Solutions, Inc.	3.00	06/01/31	5,000	4,311
				382,789
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	4.20	05/01/30	10,000	9,662
Huntington Ingalls Industries, Inc.	5.75	01/15/35	5,000	5,099
				14,761
SOFTWARE – 4.1%
AppLovin Corp.	5.38	12/01/31	15,000	15,159
AppLovin Corp.	5.50	12/01/34	5,000	4,996
Atlassian Corp.	5.50	05/15/34	5,000	5,034
Autodesk, Inc.	2.40	12/15/31	10,000	8,654
Broadridge Financial Solutions, Inc.	2.60	05/01/31	10,000	8,782
Concentrix Corp.	6.85	08/02/33	5,000	5,072
Electronic Arts, Inc.	1.85	02/15/31	10,000	8,595
Fidelity National Information Services, Inc.	2.25	03/01/31	10,000	8,666
Fidelity National Information Services, Inc.	5.10	07/15/32	10,000	10,013
Fiserv, Inc.	2.65	06/01/30	10,000	9,039
Fiserv, Inc.	5.15	08/12/34	15,000	14,755

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.1% (Continued)
Fiserv, Inc.	5.35	03/15/31	$10,000	$10,255
Fiserv, Inc.	5.45	03/15/34	5,000	5,020
Fiserv, Inc.	5.60	03/02/33	10,000	10,194
Fiserv, Inc.	5.63	08/21/33	10,000	10,188
Oracle Corp.	2.88	03/25/31	40,000	36,025
Oracle Corp.	4.30	07/08/34	20,000	18,535
Oracle Corp.	4.65	05/06/30	10,000	10,025
Oracle Corp.	4.70	09/27/34	20,000	19,035
Oracle Corp.	4.90	02/06/33	20,000	19,672
Oracle Corp.	5.25	02/03/32	10,000	10,142
Oracle Corp.	6.25	11/09/32	25,000	26,680
Paychex, Inc.	5.35	04/15/32	15,000	15,249
Paychex, Inc.	5.60	04/15/35	15,000	15,243
Roper Technologies, Inc.	1.75	02/15/31	10,000	8,456
Roper Technologies, Inc.	2.00	06/30/30	10,000	8,758
Roper Technologies, Inc.	4.75	02/15/32	5,000	4,951
Roper Technologies, Inc.	4.90	10/15/34	10,000	9,714
Synopsys, Inc.	5.00	04/01/32	20,000	20,151
Synopsys, Inc.	5.15	04/01/35	25,000	25,094
Take-Two Interactive Software, Inc.	4.00	04/14/32	5,000	4,686
VMware LLC	2.20	08/15/31	20,000	17,014
VMware LLC	4.70	05/15/30	5,000	4,959
Workday, Inc.	3.80	04/01/32	10,000	9,257
				418,068
TELECOMMUNICATIONS – 7.5%
AT&T, Inc.	2.25	02/01/32	25,000	21,252
AT&T, Inc.	2.55	12/01/33	40,000	33,052
AT&T, Inc.	2.75	06/01/31	30,000	26,937
AT&T, Inc.	5.40	02/15/34	35,000	35,743
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	10,000	9,907
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	10,000	10,072
British Telecommunications PLC	9.63	12/15/30	30,000	36,743
Deutsche Telekom International Finance BV	8.75	06/15/30	35,000	41,223
Deutsche Telekom International Finance BV	9.25	06/01/32	5,000	6,199
Koninklijke KPN NV	8.38	10/01/30	5,000	5,844
Motorola Solutions, Inc.	2.30	11/15/30	10,000	8,816
Motorola Solutions, Inc.	2.75	05/24/31	5,000	4,447
Motorola Solutions, Inc.	5.40	04/15/34	10,000	10,113
Motorola Solutions, Inc.	5.60	06/01/32	10,000	10,344
Orange SA	9.00	03/01/31	25,000	30,417
Rogers Communications, Inc.	3.80	03/15/32	20,000	18,296
Rogers Communications, Inc.	5.30	02/15/34	15,000	14,804
Sprint Capital Corp.	8.75	03/15/32	20,000	24,025
Telefonica Europe BV	8.25	09/15/30	15,000	17,258
TELUS Corp.	3.40	05/13/32	10,000	8,943
T-Mobile USA, Inc.	2.25	11/15/31	10,000	8,592
T-Mobile USA, Inc.	2.55	02/15/31	30,000	26,621
T-Mobile USA, Inc.	2.70	03/15/32	10,000	8,691

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.5% (Continued)
T-Mobile USA, Inc.	2.88	02/15/31	$10,000	$9,016
T-Mobile USA, Inc.	3.50	04/15/31	25,000	23,251
T-Mobile USA, Inc.	4.70	01/15/35	10,000	9,603
T-Mobile USA, Inc.	5.05	07/15/33	35,000	34,784
T-Mobile USA, Inc.	5.13	05/15/32	10,000	10,119
T-Mobile USA, Inc.	5.15	04/15/34	15,000	15,019
T-Mobile USA, Inc.	5.20	01/15/33	10,000	10,060
T-Mobile USA, Inc.	5.75	01/15/34	10,000	10,402
Verizon Communications, Inc.	1.50	09/18/30	10,000	8,571
Verizon Communications, Inc.	1.68	10/30/30	20,000	17,177
Verizon Communications, Inc.	1.75	01/20/31	20,000	17,114
Verizon Communications, Inc.	2.36	03/15/32	50,000	42,688
Verizon Communications, Inc.	2.55	03/21/31	40,000	35,636
Verizon Communications, Inc.	4.40	11/01/34	25,000	23,592
Verizon Communications, Inc.	4.50	08/10/33	20,000	19,277
Verizon Communications, Inc.	4.78	02/15/35	15,000	14,587
Verizon Communications, Inc.	5.05	05/09/33	10,000	10,084
Verizon Communications, Inc.	5.25	04/02/35	30,000	30,178
Verizon Communications, Inc.	7.75	12/01/30	5,000	5,752
				765,249
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.05	05/14/34	5,000	5,083

TRANSPORTATION – 0.5%
Canadian Pacific Railway Co.	2.45	12/02/31	10,000	8,705
Canadian Pacific Railway Co.	5.20	03/30/35	5,000	5,026
FedEx Corp.(1)	2.40	05/15/31	10,000	8,636
Norfolk Southern Corp.	3.00	03/15/32	10,000	8,960
Norfolk Southern Corp.	4.45	03/01/33	5,000	4,839
Norfolk Southern Corp.	5.05	08/01/30	10,000	10,279
Ryder System, Inc.	6.60	12/01/33	5,000	5,411
				51,856
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	5,000	4,816
GATX Corp.	6.05	03/15/34	5,000	5,223
				10,039
WATER – 0.4%
American Water Capital Corp.	2.30	06/01/31	5,000	4,364
American Water Capital Corp.	2.80	05/01/30	5,000	4,609
American Water Capital Corp.	4.45	06/01/32	10,000	9,742
American Water Capital Corp.	5.15	03/01/34	5,000	5,034
American Water Capital Corp.	5.25	03/01/35	10,000	10,065
Essential Utilities, Inc.	5.38	01/15/34	5,000	5,019
				38,833
TOTAL CORPORATE BONDS (Cost - $10,011,422)				9,988,576

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Skandinaviska Enskilda Banken, Stockholm	3.68	05/01/25	$34,643	$34,643
TOTAL SHORT-TERM INVESTMENTS (Cost - $34,643)				34,643

TOTAL INVESTMENTS – 98.7% (Cost - $10,046,065)				$10,023,219
OTHER ASSETS LESS LIABILITIES – 1.3%				135,354
NET ASSETS – 100.0%				$10,158,573

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $252,209 and represents 2.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.2%
ADVERTISING – 0.1%
Interpublic Group of Cos, Inc.	3.38	03/01/41	$5,000	$3,624
Interpublic Group of Cos, Inc.	5.40	10/01/48	5,000	4,538
				8,162
AEROSPACE/DEFENSE – 4.8%
Boeing Co.	3.75	02/01/50	10,000	6,944
Boeing Co.	3.90	05/01/49	5,000	3,509
Boeing Co.	3.95	08/01/59	10,000	6,663
Boeing Co.	5.71	05/01/40	25,000	24,301
Boeing Co.	5.81	05/01/50	45,000	42,248
Boeing Co.	5.93	05/01/60	30,000	27,798
Boeing Co.	6.86	05/01/54	20,000	21,381
Boeing Co.	6.88	03/15/39	5,000	5,371
Boeing Co.	7.01	05/01/64	10,000	10,679
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,217
L3Harris Technologies, Inc.	5.05	04/27/45	5,000	4,583
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,731
L3Harris Technologies, Inc.	5.60	07/31/53	5,000	4,822
Northrop Grumman Corp.	3.85	04/15/45	5,000	3,881
Northrop Grumman Corp.	4.03	10/15/47	15,000	11,746
Northrop Grumman Corp.	4.75	06/01/43	10,000	8,891
Northrop Grumman Corp.	4.95	03/15/53	10,000	8,851
Northrop Grumman Corp.	5.20	06/01/54	10,000	9,193
Northrop Grumman Corp.	5.25	05/01/50	10,000	9,258
RTX Corp.	2.82	09/01/51	15,000	9,032
RTX Corp.	3.03	03/15/52	5,000	3,138
RTX Corp.	3.13	07/01/50	10,000	6,484
RTX Corp.	3.75	11/01/46	10,000	7,496
RTX Corp.	4.05	05/04/47	5,000	3,907
RTX Corp.	4.35	04/15/47	10,000	8,207
RTX Corp.	4.45	11/16/38	10,000	9,080
RTX Corp.	4.50	06/01/42	25,000	21,740
RTX Corp.	4.63	11/16/48	10,000	8,466
RTX Corp.	4.88	10/15/40	5,000	4,632
RTX Corp.	5.38	02/27/53	10,000	9,410
RTX Corp.	5.70	04/15/40	5,000	5,187
RTX Corp.	6.13	07/15/38	5,000	5,312
RTX Corp.	6.40	03/15/54	15,000	16,137
				338,295
AGRICULTURE – 2.7%
Altria Group, Inc.	3.40	02/04/41	15,000	10,822
Altria Group, Inc.	3.70	02/04/51	10,000	6,754
Altria Group, Inc.	3.88	09/16/46	10,000	7,180
Altria Group, Inc.	4.00	02/04/61	5,000	3,408
Altria Group, Inc.	4.25	08/09/42	5,000	3,962
Altria Group, Inc.	4.45	05/06/50	10,000	7,646
Altria Group, Inc.	4.50	05/02/43	5,000	4,055

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.7% (Continued)
Altria Group, Inc.	5.38	01/31/44	$15,000	$13,957
Altria Group, Inc.	5.80	02/14/39	15,000	14,882
Altria Group, Inc.	5.95	02/14/49	20,000	19,423
BAT Capital Corp.	4.39	08/15/37	20,000	17,577
BAT Capital Corp.	4.54	08/15/47	20,000	15,727
BAT Capital Corp.	4.76	09/06/49	5,000	4,006
BAT Capital Corp.	5.28	04/02/50	5,000	4,296
BAT Capital Corp.	5.63	08/15/35	5,000	5,028
BAT Capital Corp.	6.25	08/15/55	5,000	4,894
BAT Capital Corp.	7.08	08/02/43	5,000	5,365
BAT Capital Corp.	7.08	08/02/53	15,000	16,254
Reynolds American, Inc.	5.70	08/15/35	5,000	5,029
Reynolds American, Inc.	5.85	08/15/45	15,000	14,081
Reynolds American, Inc.	6.15	09/15/43	5,000	4,931
				189,277
AUTO MANUFACTURERS – 1.0%
Ford Motor Co.	4.75	01/15/43	15,000	11,232
Ford Motor Co.	5.29	12/08/46	10,000	7,839
General Motors Co.	5.15	04/01/38	5,000	4,503
General Motors Co.	5.20	04/01/45	10,000	8,229
General Motors Co.	5.40	04/01/48	5,000	4,181
General Motors Co.	5.95	04/01/49	10,000	8,935
General Motors Co.	6.25	10/02/43	15,000	14,167
General Motors Co.	6.60	04/01/36	10,000	10,289
General Motors Co.	6.75	04/01/46	5,000	4,949
				74,324
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	10,000	5,674
Aptiv Swiss Holdings Ltd.	4.15	05/01/52	10,000	6,834
Aptiv Swiss Holdings Ltd.	5.75	09/13/54	5,000	4,294
BorgWarner, Inc.	4.38	03/15/45	5,000	3,990
Lear Corp.	5.25	05/15/49	5,000	4,176
				24,968
BANKS – 4.0%
Barclays PLC	3.33	11/24/42	10,000	7,172
Barclays PLC	3.81	03/10/42	5,000	3,824
Barclays PLC	4.95	01/10/47	15,000	13,258
Barclays PLC	5.25	08/17/45	10,000	9,402
Barclays PLC	6.04	03/12/55	10,000	9,944
Citigroup, Inc.	4.75	05/18/46	15,000	12,451
Citigroup, Inc.	5.30	05/06/44	10,000	9,136
Citigroup, Inc.	6.13	08/25/36	5,000	5,093
Citigroup, Inc.	6.68	09/13/43	5,000	5,288
Cooperatieve Rabobank UA	5.25	08/04/45	15,000	13,785
Cooperatieve Rabobank UA	5.75	12/01/43	5,000	4,862
Fifth Third Bancorp	8.25	03/01/38	5,000	5,890
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	13,295

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.0% (Continued)
Goldman Sachs Group, Inc.	6.45	05/01/36	$10,000	$10,541
Goldman Sachs Group, Inc.	6.75	10/01/37	45,000	48,393
HSBC Holdings PLC	5.25	03/14/44	10,000	9,305
HSBC Holdings PLC	6.50	05/02/36	15,000	16,003
HSBC Holdings PLC	6.50	05/02/36	15,000	15,688
HSBC Holdings PLC	6.50	09/15/37	15,000	15,929
HSBC Holdings PLC	6.80	06/01/38	5,000	5,352
Lloyds Banking Group PLC	3.37	12/14/46	15,000	10,488
Lloyds Banking Group PLC	4.34	01/09/48	15,000	11,535
Regions Bank/Birmingham AL	6.45	06/26/37	5,000	5,063
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	5,000	3,573
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	10,000	10,008
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	10,000	10,567
				285,845
BEVERAGES – 0.9%
Constellation Brands, Inc.	3.75	05/01/50	5,000	3,547
Constellation Brands, Inc.	4.10	02/15/48	5,000	3,797
Constellation Brands, Inc.	4.50	05/09/47	5,000	4,066
Constellation Brands, Inc.	5.25	11/15/48	5,000	4,475
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	7,179
Keurig Dr Pepper, Inc.	3.35	03/15/51	5,000	3,307
Keurig Dr Pepper, Inc.	3.80	05/01/50	6,000	4,370
Keurig Dr Pepper, Inc.	4.50	11/15/45	5,000	4,150
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	8,177
Molson Coors Beverage Co.	4.20	07/15/46	15,000	11,983
Molson Coors Beverage Co.	5.00	05/01/42	10,000	9,091
				64,142
BIOTECHNOLOGY – 3.3%
Amgen, Inc.	2.80	08/15/41	10,000	7,075
Amgen, Inc.	3.00	01/15/52	10,000	6,267
Amgen, Inc.	3.15	02/21/40	15,000	11,351
Amgen, Inc.	3.38	02/21/50	15,000	10,270
Amgen, Inc.	4.20	02/22/52	5,000	3,854
Amgen, Inc.	4.40	05/01/45	20,000	16,697
Amgen, Inc.	4.40	02/22/62	10,000	7,641
Amgen, Inc.	4.56	06/15/48	10,000	8,303
Amgen, Inc.	4.66	06/15/51	30,000	25,067
Amgen, Inc.	4.88	03/01/53	10,000	8,567
Amgen, Inc.	4.95	10/01/41	5,000	4,557
Amgen, Inc.	5.15	11/15/41	5,000	4,612
Amgen, Inc.	5.60	03/02/43	20,000	19,516
Amgen, Inc.	5.65	03/02/53	40,000	38,393
Amgen, Inc.	5.75	03/02/63	20,000	19,074
Baxalta, Inc.	5.25	06/23/45	5,000	4,624
Biogen, Inc.	3.15	05/01/50	10,000	6,101
Biogen, Inc.	3.25	02/15/51	5,000	3,126
Biogen, Inc.	5.20	09/15/45	10,000	8,822

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 3.3% (Continued)
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	$5,000	$2,874
Royalty Pharma PLC	3.30	09/02/40	5,000	3,673
Royalty Pharma PLC	3.35	09/02/51	5,000	3,119
Royalty Pharma PLC	3.55	09/02/50	10,000	6,568
Royalty Pharma PLC	5.90	09/02/54	5,000	4,720
				234,871
BUILDING MATERIALS – 0.9%
Carrier Global Corp.	3.38	04/05/40	10,000	7,818
Carrier Global Corp.	3.58	04/05/50	13,000	9,336
Carrier Global Corp.	6.20	03/15/54	3,000	3,155
CRH America Finance, Inc.	5.88	01/09/55	5,000	4,946
Johnson Controls International PLC	4.50	02/15/47	5,000	4,110
Martin Marietta Materials, Inc.	3.20	07/15/51	10,000	6,406
Martin Marietta Materials, Inc.	4.25	12/15/47	5,000	3,977
Martin Marietta Materials, Inc.	5.50	12/01/54	5,000	4,663
Owens Corning	4.30	07/15/47	5,000	3,952
Owens Corning	5.95	06/15/54	5,000	4,935
Trane Technologies Global Holding Co. Ltd.	5.75	06/15/43	5,000	5,009
Vulcan Materials Co.	4.50	06/15/47	5,000	4,144
Vulcan Materials Co.	5.70	12/01/54	5,000	4,799
				67,250
CHEMICALS – 2.9%
CF Industries, Inc.	4.95	06/01/43	5,000	4,272
CF Industries, Inc.	5.38	03/15/44	5,000	4,500
Dow Chemical Co.	3.60	11/15/50	10,000	6,551
Dow Chemical Co.	4.38	11/15/42	10,000	7,881
Dow Chemical Co.	5.25	11/15/41	5,000	4,446
Dow Chemical Co.	5.55	11/30/48	10,000	8,936
Dow Chemical Co.	5.60	02/15/54	5,000	4,430
Dow Chemical Co.	5.95	03/15/55	5,000	4,655
Dow Chemical Co.	6.90	05/15/53	5,000	5,238
Dow Chemical Co.	9.40	05/15/39	10,000	12,784
DuPont de Nemours, Inc.	5.32	11/15/38	8,000	8,202
DuPont de Nemours, Inc.	5.42	11/15/48	20,000	19,557
Eastman Chemical Co.	4.65	10/15/44	5,000	4,113
Eastman Chemical Co.	4.80	09/01/42	5,000	4,279
FMC Corp.	4.50	10/01/49	5,000	3,606
FMC Corp.	6.38	05/18/53	5,000	4,591
International Flavors & Fragrances, Inc.	4.38	06/01/47	5,000	3,792
International Flavors & Fragrances, Inc.	5.00	09/26/48	5,000	4,168
LYB International Finance BV	4.88	03/15/44	5,000	4,146
LYB International Finance BV	5.25	07/15/43	5,000	4,361
LYB International Finance III LLC	3.38	10/01/40	10,000	7,186
LYB International Finance III LLC	3.80	10/01/60	5,000	3,122
LYB International Finance III LLC	4.20	10/15/49	10,000	7,177
LYB International Finance III LLC	4.20	05/01/50	10,000	7,204
LyondellBasell Industries NV	4.63	02/26/55	10,000	7,598

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.9% (Continued)
Mosaic Co.	5.63	11/15/43	$5,000	$4,751
Nutrien Ltd.	3.95	05/13/50	5,000	3,667
Nutrien Ltd.	5.00	04/01/49	5,000	4,398
Nutrien Ltd.	5.80	03/27/53	5,000	4,856
Sherwin-Williams Co.	2.90	03/15/52	5,000	2,994
Sherwin-Williams Co.	3.30	05/15/50	5,000	3,320
Sherwin-Williams Co.	3.80	08/15/49	5,000	3,602
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,301
Westlake Corp.	4.38	11/15/47	10,000	7,675
Westlake Corp.	5.00	08/15/46	5,000	4,259
				204,618
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	10,000	7,155
Global Payments, Inc.	5.95	08/15/52	5,000	4,580
Moody’s Corp.	2.75	08/19/41	5,000	3,447
Moody’s Corp.	3.10	11/29/61	5,000	3,048
Moody’s Corp.	5.25	07/15/44	5,000	4,688
Quanta Services, Inc.	3.05	10/01/41	5,000	3,464
Verisk Analytics, Inc.	3.63	05/15/50	5,000	3,511
				29,893
COMPUTERS – 1.0%
Dell International LLC/EMC Corp.	3.38	12/15/41	10,000	7,195
Dell International LLC/EMC Corp.	3.45	12/15/51	5,000	3,308
Dell International LLC/EMC Corp.	8.10	07/15/36	10,000	11,783
Dell International LLC/EMC Corp.	8.35	07/15/46	5,000	6,089
Hewlett Packard Enterprise Co.	5.60	10/15/54	15,000	13,866
Hewlett Packard Enterprise Co.	6.20	10/15/35	5,000	5,201
Hewlett Packard Enterprise Co.	6.35	10/15/45	10,000	9,937
HP, Inc.	6.00	09/15/41	10,000	9,766
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,771
				70,916
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	3,813

DIVERSIFIED FINANCIAL SERVICES – 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	15,000	11,628
Ares Management Corp.	5.60	10/11/54	5,000	4,573
Jefferies Financial Group, Inc.	6.25	01/15/36	5,000	5,084
Nasdaq, Inc.	2.50	12/21/40	5,000	3,413
Nasdaq, Inc.	5.95	08/15/53	10,000	10,052
Nasdaq, Inc.	6.10	06/28/63	5,000	5,017
				39,767
ELECTRIC – 5.5%
AEP Texas, Inc.	5.25	05/15/52	5,000	4,362
Appalachian Power Co.	3.70	05/01/50	5,000	3,476
Appalachian Power Co.	7.00	04/01/38	5,000	5,576
Arizona Public Service Co.	3.35	05/15/50	5,000	3,355

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.5% (Continued)
Arizona Public Service Co.	4.35	11/15/45	$5,000	$4,040
CMS Energy Corp.	6.50	06/01/55	10,000	9,773
Constellation Energy Generation LLC	5.60	06/15/42	5,000	4,781
Constellation Energy Generation LLC	5.75	03/15/54	10,000	9,463
Constellation Energy Generation LLC	6.25	10/01/39	10,000	10,409
Constellation Energy Generation LLC	6.50	10/01/53	5,000	5,177
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,175
Dominion Energy, Inc.	4.90	08/01/41	5,000	4,399
Dominion Energy, Inc.	5.95	06/15/35	5,000	5,181
Dominion Energy, Inc.	6.63	05/15/55	10,000	9,879
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,279
Duke Energy Corp.	3.30	06/15/41	10,000	7,289
Duke Energy Corp.	3.50	06/15/51	10,000	6,657
Duke Energy Corp.	4.80	12/15/45	5,000	4,243
Duke Energy Corp.	5.00	08/15/52	20,000	17,149
Duke Energy Corp.	5.80	06/15/54	10,000	9,637
Duke Energy Corp.	6.10	09/15/53	5,000	5,006
Emera US Finance LP	4.75	06/15/46	10,000	8,079
Entergy Corp.	3.75	06/15/50	5,000	3,472
Eversource Energy	3.45	01/15/50	5,000	3,392
Exelon Corp.	4.10	03/15/52	5,000	3,767
Exelon Corp.	4.45	04/15/46	5,000	4,052
Exelon Corp.	4.70	04/15/50	5,000	4,122
Exelon Corp.	5.10	06/15/45	5,000	4,484
Exelon Corp.	5.60	03/15/53	10,000	9,398
Exelon Corp.	5.63	06/15/35	5,000	5,066
Exelon Corp.	5.88	03/15/55	5,000	4,883
FirstEnergy Corp.	3.40	03/01/50	10,000	6,623
FirstEnergy Corp.	4.85	07/15/47	5,000	4,182
Iberdrola International BV	6.75	07/15/36	5,000	5,626
NextEra Energy Capital Holdings, Inc.	3.00	01/15/52	5,000	3,045
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	10,000	8,989
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	5,000	4,676
NextEra Energy Capital Holdings, Inc.	5.90	03/15/55	5,000	4,872
NextEra Energy Capital Holdings, Inc.	6.50	08/15/55	10,000	10,078
Oglethorpe Power Corp.	4.50	04/01/47	5,000	4,038
Oglethorpe Power Corp.	5.05	10/01/48	5,000	4,352
Pacific Gas & Electric Co.	3.30	08/01/40	10,000	7,235
Pacific Gas & Electric Co.	3.50	08/01/50	15,000	9,600
Pacific Gas & Electric Co.	3.95	12/01/47	10,000	7,082
Pacific Gas & Electric Co.	4.00	12/01/46	5,000	3,584
Pacific Gas & Electric Co.	4.50	07/01/40	20,000	16,648
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,095
Pacific Gas & Electric Co.	4.95	07/01/50	25,000	20,299
Pacific Gas & Electric Co.	5.25	03/01/52	5,000	4,182
Pacific Gas & Electric Co.	6.15	03/01/55	5,000	4,703
Pacific Gas & Electric Co.	6.70	04/01/53	5,000	5,055
Pacific Gas & Electric Co.	6.75	01/15/53	15,000	15,152

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 5.5% (Continued)
Sempra	3.80	02/01/38	$5,000	$4,048
Sempra	4.00	02/01/48	10,000	7,277
Sempra	6.00	10/15/39	5,000	4,992
Southern Co.	4.25	07/01/36	5,000	4,532
Southern Co.	4.40	07/01/46	15,000	12,203
Southern Power Co.	5.15	09/15/41	5,000	4,654
Southwestern Electric Power Co.	3.25	11/01/51	5,000	3,159
Xcel Energy, Inc.	3.50	12/01/49	5,000	3,345
				388,347
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	3,956

ENTERTAINMENT – 1.1%
Warnermedia Holdings, Inc.	5.05	03/15/42	35,000	26,367
Warnermedia Holdings, Inc.	5.14	03/15/52	55,000	37,803
Warnermedia Holdings, Inc.	5.39	03/15/62	25,000	17,031
				81,201
FOOD – 3.7%
Conagra Brands, Inc.	5.30	11/01/38	5,000	4,736
Conagra Brands, Inc.	5.40	11/01/48	10,000	8,884
General Mills, Inc.	3.00	02/01/51	5,000	3,143
J M Smucker Co.	4.38	03/15/45	5,000	4,051
J M Smucker Co.	6.50	11/15/43	5,000	5,308
J M Smucker Co.	6.50	11/15/53	10,000	10,630
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	4.38	02/02/52	15,000	11,559
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	6.50	12/01/52	10,000	10,278
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl	7.25	11/15/53	5,000	5,579
JBS USA LUX Sarl/JBS USA Food Co./JBS USA Foods Group(1)	6.38	02/25/55	5,000	5,079
Kellanova	4.50	04/01/46	5,000	4,271
Kraft Heinz Foods Co.	4.38	06/01/46	20,000	16,196
Kraft Heinz Foods Co.	4.88	10/01/49	10,000	8,565
Kraft Heinz Foods Co.	5.00	07/15/35	5,000	4,945
Kraft Heinz Foods Co.	5.00	06/04/42	15,000	13,551
Kraft Heinz Foods Co.	5.20	07/15/45	15,000	13,610
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,691
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,376
Kraft Heinz Foods Co.	6.88	01/26/39	5,000	5,546
Kroger Co.	3.95	01/15/50	5,000	3,727
Kroger Co.	4.45	02/01/47	15,000	12,260
Kroger Co.	4.65	01/15/48	10,000	8,378
Kroger Co.	5.40	01/15/49	5,000	4,621
Kroger Co.	5.50	09/15/54	15,000	14,030
Kroger Co.	5.65	09/15/64	10,000	9,290
Mondelez International, Inc.	2.63	09/04/50	10,000	5,916
Sysco Corp.	3.15	12/14/51	5,000	3,128
Sysco Corp.	4.45	03/15/48	5,000	4,032
Sysco Corp.	4.50	04/01/46	5,000	4,106
Sysco Corp.	4.85	10/01/45	5,000	4,308

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.7% (Continued)
Sysco Corp.	6.60	04/01/50	$10,000	$10,611
The Campbell’s Co.	3.13	04/24/50	5,000	3,221
The Campbell’s Co.	4.80	03/15/48	5,000	4,301
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,096
Tyson Foods, Inc.	5.10	09/28/48	15,000	13,299
Tyson Foods, Inc.	5.15	08/15/44	5,000	4,487
				259,809
FOREST PRODUCTS & PAPER – 0.2%
International Paper Co.	4.35	08/15/48	15,000	11,868
International Paper Co.	4.80	06/15/44	5,000	4,240
				16,108
GAS – 0.6%
NiSource, Inc.	3.95	03/30/48	5,000	3,804
NiSource, Inc.	4.38	05/15/47	10,000	8,140
NiSource, Inc.	4.80	02/15/44	10,000	8,806
NiSource, Inc.	5.25	02/15/43	5,000	4,628
NiSource, Inc.	5.85	04/01/55	5,000	4,887
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,788
Southern Co. Gas Capital Corp.	4.40	06/01/43	5,000	4,155
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	5,015
				43,223
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	5,000	2,737
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	3,994
				6,731
HEALTHCARE-PRODUCTS – 0.6%
Baxter International, Inc.	3.13	12/01/51	5,000	3,075
GE HealthCare Technologies, Inc.	6.38	11/22/52	10,000	10,523
Koninklijke Philips NV	5.00	03/15/42	5,000	4,495
Koninklijke Philips NV	6.88	03/11/38	5,000	5,403
Solventum Corp.	5.90	04/30/54	10,000	9,674
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,493
Stryker Corp.	2.90	06/15/50	5,000	3,214
Stryker Corp.	4.63	03/15/46	5,000	4,363
				44,240
HEALTHCARE-SERVICES – 4.8%
Aetna, Inc.	4.50	05/15/42	10,000	8,181
Aetna, Inc.	6.63	06/15/36	5,000	5,320
Aetna, Inc.	6.75	12/15/37	5,000	5,335
Cigna Group	3.20	03/15/40	5,000	3,805
Cigna Group	3.40	03/15/50	5,000	3,336
Cigna Group	3.40	03/15/51	10,000	6,611
Cigna Group	3.88	10/15/47	5,000	3,688
Cigna Group	4.80	08/15/38	20,000	18,604
Cigna Group	4.80	07/15/46	15,000	12,939

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.8% (Continued)
Cigna Group	4.90	12/15/48	$25,000	$21,567
Cigna Group	5.60	02/15/54	15,000	14,133
Elevance Health, Inc.	3.60	03/15/51	10,000	6,992
Elevance Health, Inc.	3.70	09/15/49	10,000	7,111
Elevance Health, Inc.	4.38	12/01/47	15,000	12,164
Elevance Health, Inc.	4.55	05/15/52	10,000	8,120
Elevance Health, Inc.	4.63	05/15/42	5,000	4,341
Elevance Health, Inc.	4.65	01/15/43	10,000	8,709
Elevance Health, Inc.	4.65	08/15/44	5,000	4,318
Elevance Health, Inc.	5.10	01/15/44	5,000	4,567
Elevance Health, Inc.	5.13	02/15/53	10,000	8,851
Elevance Health, Inc.	5.65	06/15/54	10,000	9,523
Elevance Health, Inc.	5.70	02/15/55	15,000	14,388
Elevance Health, Inc.	5.85	11/01/64	5,000	4,816
Elevance Health, Inc.	6.10	10/15/52	5,000	5,069
HCA, Inc.	3.50	07/15/51	15,000	9,725
HCA, Inc.	4.63	03/15/52	15,000	11,800
HCA, Inc.	5.13	06/15/39	10,000	9,220
HCA, Inc.	5.25	06/15/49	15,000	13,033
HCA, Inc.	5.50	06/15/47	10,000	9,077
HCA, Inc.	5.90	06/01/53	10,000	9,437
HCA, Inc.	5.95	09/15/54	10,000	9,475
HCA, Inc.	6.00	04/01/54	10,000	9,529
HCA, Inc.	6.10	04/01/64	5,000	4,758
HCA, Inc.	6.20	03/01/55	10,000	9,827
Humana, Inc.	3.95	08/15/49	5,000	3,563
Humana, Inc.	4.95	10/01/44	5,000	4,260
Humana, Inc.	5.50	03/15/53	5,000	4,429
Humana, Inc.	5.55	05/01/35	5,000	4,963
Humana, Inc.	5.75	04/15/54	10,000	9,182
Humana, Inc.	6.00	05/01/55	5,000	4,753
Laboratory Corp. of America Holdings	4.70	02/01/45	10,000	8,516
Mount Sinai Hospital	3.74	07/01/49	5,000	3,293
				341,328
HOME BUILDERS – 0.1%
MDC Holdings, Inc.	6.00	01/15/43	5,000	4,626

HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/51	5,000	2,963
Whirlpool Corp.	4.50	06/01/46	5,000	3,385
Whirlpool Corp.	4.60	05/15/50	5,000	3,306
				9,654
HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	5,000	4,419

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.5%
Allstate Corp.	4.20	12/15/46	$10,000	$7,943
Allstate Corp.	5.55	05/09/35	5,000	5,138
Allstate Corp.	6.50	05/15/57	5,000	4,990
American Financial Group, Inc./OH	4.50	06/15/47	5,000	4,031
American International Group, Inc.	4.38	06/30/50	5,000	4,076
American International Group, Inc.	4.50	07/16/44	5,000	4,260
American International Group, Inc.	4.75	04/01/48	10,000	8,664
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	5,000	3,647
Aon Global Ltd.	4.60	06/14/44	5,000	4,231
Aon Global Ltd.	4.75	05/15/45	10,000	8,647
Aon North America, Inc.	5.75	03/01/54	15,000	14,531
Arch Capital Group Ltd.	3.64	06/30/50	10,000	7,151
Arthur J Gallagher & Co.	3.50	05/20/51	10,000	6,803
Arthur J Gallagher & Co.	5.55	02/15/55	10,000	9,413
Arthur J Gallagher & Co.	5.75	03/02/53	5,000	4,809
Arthur J Gallagher & Co.	5.75	07/15/54	5,000	4,831
Arthur J Gallagher & Co.	6.75	02/15/54	5,000	5,443
Athene Holding Ltd.	3.95	05/25/51	5,000	3,446
Athene Holding Ltd.	6.25	04/01/54	10,000	9,704
Brighthouse Financial, Inc.	4.70	06/22/47	10,000	7,488
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,141
Corebridge Financial, Inc.	4.40	04/05/52	10,000	7,818
Equitable Holdings, Inc.	5.00	04/20/48	10,000	8,693
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	5,000	3,033
Everest Reinsurance Holdings, Inc.	3.50	10/15/50	10,000	6,629
Fairfax Financial Holdings Ltd.	6.10	03/15/55	5,000	4,761
Fairfax Financial Holdings Ltd.	6.35	03/22/54	10,000	10,061
Hartford Insurance Group, Inc.	2.90	09/15/51	5,000	3,091
Hartford Insurance Group, Inc.	3.60	08/19/49	10,000	7,201
Lincoln National Corp.	7.00	06/15/40	5,000	5,521
Markel Group, Inc.	3.45	05/07/52	5,000	3,303
Markel Group, Inc.	4.15	09/17/50	10,000	7,534
Markel Group, Inc.	5.00	05/20/49	5,000	4,316
Markel Group, Inc.	6.00	05/16/54	5,000	4,962
MetLife, Inc.	6.40	12/15/36	10,000	9,904
MetLife, Inc.	10.75	08/01/39	5,000	6,535
Old Republic International Corp.	3.85	06/11/51	5,000	3,460
Reinsurance Group of America, Inc.	6.65	09/15/55	5,000	4,865
Unum Group	4.13	06/15/51	5,000	3,694
Unum Group	5.75	08/15/42	5,000	4,811
Willis North America, Inc.	3.88	09/15/49	5,000	3,604
Willis North America, Inc.	5.90	03/05/54	5,000	4,846
				252,029

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.4%
eBay, Inc.	3.65	05/10/51	$10,000	$7,025
eBay, Inc.	4.00	07/15/42	5,000	3,974
Netflix, Inc.	5.40	08/15/54	5,000	4,858
Uber Technologies, Inc.	5.35	09/15/54	10,000	9,135
				24,992
IRON/STEEL – 0.6%
ArcelorMittal SA	6.35	06/17/54	5,000	4,833
ArcelorMittal SA	7.00	10/15/39	5,000	5,448
Steel Dynamics, Inc.	5.25	05/15/35	5,000	4,952
Vale Overseas Ltd.	6.40	06/28/54	15,000	14,470
Vale Overseas Ltd.	6.88	11/21/36	10,000	10,677
Vale Overseas Ltd.	6.88	11/10/39	5,000	5,325
				45,705
LODGING – 0.1%
Marriott International, Inc./MD	5.50	04/15/37	10,000	9,761

MACHINERY-DIVERSIFIED – 0.2%
Ingersoll Rand, Inc.	5.70	06/15/54	5,000	4,820
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,774
Otis Worldwide Corp.	3.36	02/15/50	10,000	6,755
				15,349
MEDIA – 5.0%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	10,000	6,822
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	10,000	6,736
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	15,000	9,298
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	15,000	8,930
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	20,000	12,726
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	6,009
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	10,000	6,525
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	25,000	18,652
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	7,828
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	7,941
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,521
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	20,000	16,264
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	5,000	3,940

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 5.0% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	$20,000	$17,103
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	15,000	15,192
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	30,000	27,989
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	5,000	4,776
Discovery Communications LLC	4.00	09/15/55	5,000	2,911
Discovery Communications LLC	5.00	09/20/37	5,000	4,043
Discovery Communications LLC	5.20	09/20/47	5,000	3,738
Discovery Communications LLC	6.35	06/01/40	10,000	8,818
Fox Corp.	5.48	01/25/39	10,000	9,584
Fox Corp.	5.58	01/25/49	15,000	13,684
Grupo Televisa SAB	5.00	05/13/45	5,000	3,342
Grupo Televisa SAB	5.25	05/24/49	5,000	3,359
Grupo Televisa SAB	6.13	01/31/46	5,000	3,867
Grupo Televisa SAB	6.63	01/15/40	5,000	4,414
Paramount Global	4.38	03/15/43	15,000	10,824
Paramount Global	4.60	01/15/45	5,000	3,629
Paramount Global	4.85	07/01/42	5,000	3,863
Paramount Global	4.90	08/15/44	5,000	3,764
Paramount Global	4.95	05/19/50	10,000	7,374
Paramount Global	5.85	09/01/43	10,000	8,501
Paramount Global	6.88	04/30/36	5,000	5,023
Time Warner Cable LLC	4.50	09/15/42	15,000	11,298
Time Warner Cable LLC	5.50	09/01/41	10,000	8,565
Time Warner Cable LLC	5.88	11/15/40	10,000	9,141
Time Warner Cable LLC	6.55	05/01/37	15,000	14,812
Time Warner Cable LLC	6.75	06/15/39	15,000	14,969
Time Warner Cable LLC	7.30	07/01/38	15,000	15,630
				356,405
MINING – 1.3%
Barrick North America Finance LLC	5.70	05/30/41	5,000	4,895
Barrick North America Finance LLC	5.75	05/01/43	5,000	4,924
Barrick PD Australia Finance Pty Ltd.	5.95	10/15/39	10,000	10,160
Freeport-McMoRan, Inc.	5.45	03/15/43	15,000	13,889
Newmont Corp.	4.88	03/15/42	10,000	9,093
Newmont Corp.	6.25	10/01/39	5,000	5,376
Southern Copper Corp.	5.25	11/08/42	10,000	9,090
Southern Copper Corp.	5.88	04/23/45	10,000	9,613
Southern Copper Corp.	6.75	04/16/40	10,000	10,722
Southern Copper Corp.	7.50	07/27/35	10,000	11,368
				89,130
MISCELLANEOUS MANUFACTURER – 0.1%
Textron, Inc.	5.50	05/15/35	5,000	4,968

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.6%
APA Corp.(1)	5.10	09/01/40	$5,000	$4,105
APA Corp.(1)	6.75	02/15/55	5,000	4,411
Canadian Natural Resources Ltd.	4.95	06/01/47	10,000	8,215
Canadian Natural Resources Ltd.	6.25	03/15/38	5,000	5,052
Cenovus Energy, Inc.	3.75	02/15/52	5,000	3,268
Cenovus Energy, Inc.	5.40	06/15/47	5,000	4,300
Cenovus Energy, Inc.	6.75	11/15/39	5,000	5,264
Continental Resources, Inc.	4.90	06/01/44	5,000	3,862
Coterra Energy, Inc.	5.90	02/15/55	5,000	4,519
Devon Energy Corp.	4.75	05/15/42	5,000	3,965
Devon Energy Corp.	5.00	06/15/45	5,000	3,984
Devon Energy Corp.	5.60	07/15/41	5,000	4,421
Devon Energy Corp.	5.75	09/15/54	15,000	12,842
Diamondback Energy, Inc.	4.25	03/15/52	5,000	3,681
Diamondback Energy, Inc.	4.40	03/24/51	5,000	3,800
Diamondback Energy, Inc.	5.75	04/18/54	15,000	13,426
Diamondback Energy, Inc.	5.90	04/18/64	10,000	8,916
Diamondback Energy, Inc.	6.25	03/15/53	5,000	4,740
Hess Corp.	5.60	02/15/41	10,000	9,936
Hess Corp.	5.80	04/01/47	5,000	4,916
Hess Corp.	6.00	01/15/40	5,000	5,237
Marathon Petroleum Corp.	4.75	09/15/44	5,000	4,018
Marathon Petroleum Corp.	6.50	03/01/41	10,000	10,074
Occidental Petroleum Corp.	6.05	10/01/54	10,000	8,628
Occidental Petroleum Corp.	6.20	03/15/40	5,000	4,596
Occidental Petroleum Corp.	6.45	09/15/36	15,000	14,630
Occidental Petroleum Corp.	6.60	03/15/46	5,000	4,726
Phillips 66 Co.	3.30	03/15/52	10,000	6,146
Phillips 66 Co.	4.88	11/15/44	15,000	12,465
Phillips 66 Co.	5.88	05/01/42	10,000	9,598
Phillips 66 Co.	4.90	10/01/46	10,000	8,265
Phillips 66 Co.	5.65	06/15/54	5,000	4,433
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,366
Suncor Energy, Inc.	4.00	11/15/47	10,000	7,183
Suncor Energy, Inc.	6.80	05/15/38	3,000	3,173
Suncor Energy, Inc.	6.85	06/01/39	5,000	5,393
Valero Energy Corp.	3.65	12/01/51	10,000	6,558
Valero Energy Corp.	4.00	06/01/52	5,000	3,451
Valero Energy Corp.	4.90	03/15/45	5,000	4,298
Valero Energy Corp.	6.63	06/15/37	10,000	10,454
Woodside Finance Ltd.	5.70	09/12/54	5,000	4,456
				258,771
OIL & GAS SERVICES – 0.8%
Halliburton Co.	4.50	11/15/41	5,000	4,147
Halliburton Co.	4.75	08/01/43	10,000	8,404
Halliburton Co.	4.85	11/15/35	15,000	14,125
Halliburton Co.	5.00	11/15/45	10,000	8,564

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.8% (Continued)
Halliburton Co.	7.45	09/15/39	$10,000	$11,428
NOV, Inc.	3.95	12/01/42	10,000	6,987
				53,655
PACKAGING & CONTAINERS – 0.2%
Packaging Corp. of America	3.05	10/01/51	5,000	3,078
Smurfit Kappa Treasury ULC(1)	5.78	04/03/54	10,000	9,611
Sonoco Products Co.	5.75	11/01/40	5,000	4,964
				17,653
PHARMACEUTICALS – 4.1%
Becton Dickinson & Co.	3.79	05/20/50	5,000	3,692
Becton Dickinson & Co.	4.67	06/06/47	10,000	8,499
Becton Dickinson & Co.	4.69	12/15/44	10,000	8,603
Cardinal Health, Inc.	4.37	06/15/47	5,000	3,998
Cardinal Health, Inc.	5.75	11/15/54	5,000	4,796
Cencora, Inc.	4.25	03/01/45	5,000	4,052
Cencora, Inc.	4.30	12/15/47	5,000	3,992
CVS Health Corp.	4.13	04/01/40	5,000	4,065
CVS Health Corp.	4.78	03/25/38	40,000	36,121
CVS Health Corp.	4.88	07/20/35	5,000	4,702
CVS Health Corp.	5.05	03/25/48	65,000	55,331
CVS Health Corp.	5.13	07/20/45	30,000	26,045
CVS Health Corp.	5.30	12/05/43	5,000	4,470
CVS Health Corp.	5.63	02/21/53	10,000	9,086
CVS Health Corp.	5.88	06/01/53	10,000	9,392
CVS Health Corp.	6.00	06/01/44	5,000	4,847
CVS Health Corp.	6.00	06/01/63	5,000	4,651
CVS Health Corp.	6.05	06/01/54	10,000	9,659
Mylan, Inc.	5.20	04/15/48	5,000	3,733
Mylan, Inc.	5.40	11/29/43	5,000	3,975
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	10,000	7,364
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	20,000	12,861
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	15,000	9,417
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/44	5,000	4,892
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/54	5,000	4,785
Utah Acquisition Sub, Inc.	5.25	06/15/46	10,000	7,597
Viatris, Inc.	3.85	06/22/40	10,000	7,031
Viatris, Inc.	4.00	06/22/50	15,000	9,457
Zoetis, Inc.	3.00	05/15/50	5,000	3,240
Zoetis, Inc.	3.95	09/12/47	5,000	3,912
Zoetis, Inc.	4.70	02/01/43	10,000	9,008
				293,273
PIPELINES – 8.7%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	3,938
Columbia Pipeline Group, Inc.	5.80	06/01/45	5,000	4,828
Eastern Energy Gas Holdings LLC	5.65	10/15/54	5,000	4,716
Eastern Energy Gas Holdings LLC	6.20	01/15/55	5,000	5,095
Enbridge Energy Partners LP	5.50	09/15/40	10,000	9,492

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.7% (Continued)
Enbridge Energy Partners LP	7.38	10/15/45	$5,000	$5,625
Enbridge, Inc.	3.40	08/01/51	10,000	6,483
Enbridge, Inc.	4.50	06/10/44	5,000	4,044
Enbridge, Inc.	5.50	12/01/46	5,000	4,665
Enbridge, Inc.	5.95	04/05/54	5,000	4,840
Enbridge, Inc.	6.70	11/15/53	10,000	10,567
Energy Transfer LP	5.00	05/15/44	5,000	4,122
Energy Transfer LP	5.00	05/15/50	15,000	12,030
Energy Transfer LP	5.15	03/15/45	10,000	8,472
Energy Transfer LP	5.30	04/01/44	5,000	4,320
Energy Transfer LP	5.30	04/15/47	5,000	4,223
Energy Transfer LP	5.35	05/15/45	10,000	8,671
Energy Transfer LP	5.40	10/01/47	10,000	8,616
Energy Transfer LP	5.95	05/15/54	10,000	9,081
Energy Transfer LP	6.00	06/15/48	10,000	9,323
Energy Transfer LP	6.05	06/01/41	5,000	4,806
Energy Transfer LP	6.05	09/01/54	10,000	9,152
Energy Transfer LP	6.13	12/15/45	10,000	9,514
Energy Transfer LP	6.20	04/01/55	10,000	9,383
Energy Transfer LP	6.25	04/15/49	15,000	14,265
Energy Transfer LP	6.50	02/01/42	10,000	9,934
Energy Transfer LP	7.50	07/01/38	5,000	5,564
Kinder Morgan Energy Partners LP	5.00	08/15/42	5,000	4,328
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,342
Kinder Morgan Energy Partners LP	5.40	09/01/44	5,000	4,526
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,563
Kinder Morgan Energy Partners LP	6.38	03/01/41	5,000	5,064
Kinder Morgan Energy Partners LP	6.50	09/01/39	5,000	5,202
Kinder Morgan Energy Partners LP	6.95	01/15/38	10,000	10,876
Kinder Morgan, Inc.	3.25	08/01/50	5,000	3,107
Kinder Morgan, Inc.	3.60	02/15/51	10,000	6,647
Kinder Morgan, Inc.	5.05	02/15/46	5,000	4,270
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,335
Kinder Morgan, Inc.	5.45	08/01/52	5,000	4,444
Kinder Morgan, Inc.	5.55	06/01/45	15,000	13,738
Kinder Morgan, Inc.	5.95	08/01/54	10,000	9,471
MPLX LP	4.50	04/15/38	15,000	12,913
MPLX LP	4.70	04/15/48	15,000	11,784
MPLX LP	4.90	04/15/58	5,000	3,912
MPLX LP	4.95	03/14/52	10,000	8,067
MPLX LP	5.20	03/01/47	10,000	8,569
MPLX LP	5.50	02/15/49	15,000	13,184
MPLX LP	5.65	03/01/53	5,000	4,438
MPLX LP	5.95	04/01/55	5,000	4,609
ONEOK Partners LP	6.13	02/01/41	5,000	4,911
ONEOK Partners LP	6.65	10/01/36	5,000	5,298
ONEOK Partners LP	6.85	10/15/37	5,000	5,310
ONEOK, Inc.	3.95	03/01/50	5,000	3,438

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 8.7% (Continued)
ONEOK, Inc.	4.25	09/15/46	$5,000	$3,682
ONEOK, Inc.	4.45	09/01/49	5,000	3,728
ONEOK, Inc.	4.85	02/01/49	5,000	3,967
ONEOK, Inc.	4.95	07/13/47	5,000	4,058
ONEOK, Inc.	5.15	10/15/43	5,000	4,339
ONEOK, Inc.	5.20	07/15/48	10,000	8,441
ONEOK, Inc.	5.45	06/01/47	5,000	4,324
ONEOK, Inc.	5.70	11/01/54	10,000	8,884
ONEOK, Inc.	5.85	11/01/64	5,000	4,467
ONEOK, Inc.	6.63	09/01/53	15,000	14,978
Plains All American Pipeline LP	5.95	06/15/35	15,000	15,015
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	5,000	3,997
Plains All American Pipeline LP/PAA Finance Corp.	4.90	02/15/45	5,000	4,092
South Bow USA Infrastructure Holdings LLC(1)	6.18	10/01/54	5,000	4,639
Spectra Energy Partners LP	4.50	03/15/45	5,000	3,987
Targa Resources Corp.	4.95	04/15/52	5,000	4,037
Targa Resources Corp.	5.55	08/15/35	10,000	9,808
Targa Resources Corp.	6.13	05/15/55	10,000	9,474
Targa Resources Corp.	6.25	07/01/52	5,000	4,815
Targa Resources Corp.	6.50	02/15/53	5,000	4,977
TransCanada PipeLines Ltd.	4.88	05/15/48	5,000	4,350
TransCanada PipeLines Ltd.	5.10	03/15/49	5,000	4,490
TransCanada PipeLines Ltd.	5.85	03/15/36	5,000	5,065
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,239
TransCanada PipeLines Ltd.	7.25	08/15/38	10,000	11,104
TransCanada PipeLines Ltd.	7.63	01/15/39	10,000	11,485
Transcontinental Gas Pipe Line Co. LLC	3.95	05/15/50	5,000	3,674
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,135
Western Midstream Operating LP	5.25	02/01/50	10,000	8,066
Western Midstream Operating LP	5.30	03/01/48	10,000	8,075
Williams Cos, Inc.	3.50	10/15/51	5,000	3,309
Williams Cos, Inc.	4.85	03/01/48	5,000	4,191
Williams Cos, Inc.	4.90	01/15/45	5,000	4,286
Williams Cos, Inc.	5.10	09/15/45	10,000	8,791
Williams Cos, Inc.	5.30	08/15/52	5,000	4,434
Williams Cos, Inc.	5.40	03/04/44	5,000	4,597
Williams Cos, Inc.	5.75	06/24/44	5,000	4,800
Williams Cos, Inc.	5.80	11/15/54	5,000	4,750
Williams Cos, Inc.	6.00	03/15/55	5,000	4,904
Williams Cos, Inc.	6.30	04/15/40	10,000	10,398
				617,967
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2%
Alexandria Real Estate Equities, Inc.	3.00	05/18/51	5,000	2,984
Alexandria Real Estate Equities, Inc.	3.55	03/15/52	10,000	6,635
Alexandria Real Estate Equities, Inc.	4.00	02/01/50	5,000	3,606
Alexandria Real Estate Equities, Inc.	5.15	04/15/53	5,000	4,300
Alexandria Real Estate Equities, Inc.	5.50	10/01/35	5,000	4,950
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	5,000	4,593

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.2% (Continued)
American Tower Corp.	2.95	01/15/51	$10,000	$6,220
American Tower Corp.	3.10	06/15/50	5,000	3,212
American Tower Corp.	3.70	10/15/49	5,000	3,567
Crown Castle, Inc.	2.90	04/01/41	10,000	7,012
Crown Castle, Inc.	3.25	01/15/51	5,000	3,194
Crown Castle, Inc.	4.15	07/01/50	5,000	3,721
Equinix, Inc.	2.95	09/15/51	10,000	6,017
Equinix, Inc.	3.00	07/15/50	5,000	3,064
Extra Space Storage LP	5.40	06/15/35	5,000	4,918
Federal Realty OP LP	4.50	12/01/44	5,000	4,140
Kimco Realty OP LLC	4.25	04/01/45	5,000	3,966
VICI Properties LP	5.63	05/15/52	5,000	4,485
VICI Properties LP	6.13	04/01/54	5,000	4,776
				85,360
RETAIL – 2.9%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,435
Dollar General Corp.	4.13	04/03/50	5,000	3,651
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,390
Lowe’s Cos, Inc.	3.00	10/15/50	15,000	9,170
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,275
Lowe’s Cos, Inc.	4.05	05/03/47	15,000	11,427
Lowe’s Cos, Inc.	4.25	04/01/52	15,000	11,458
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,599
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	4,016
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,305
Lowe’s Cos, Inc.	5.63	04/15/53	15,000	14,082
Lowe’s Cos, Inc.	5.80	09/15/62	10,000	9,484
Lowe’s Cos, Inc.	5.85	04/01/63	5,000	4,766
McDonald’s Corp.	3.63	05/01/43	5,000	3,820
McDonald’s Corp.	3.63	09/01/49	15,000	10,795
McDonald’s Corp.	3.70	02/15/42	5,000	3,919
McDonald’s Corp.	4.20	04/01/50	10,000	7,889
McDonald’s Corp.	4.45	03/01/47	5,000	4,169
McDonald’s Corp.	4.45	09/01/48	5,000	4,157
McDonald’s Corp.	4.60	05/26/45	5,000	4,326
McDonald’s Corp.	4.70	12/09/35	5,000	4,864
McDonald’s Corp.	4.88	12/09/45	15,000	13,377
McDonald’s Corp.	5.15	09/09/52	5,000	4,556
McDonald’s Corp.	5.45	08/14/53	5,000	4,764
McDonald’s Corp.	6.30	10/15/37	10,000	10,882
McDonald’s Corp.	6.30	03/01/38	5,000	5,406
Starbucks Corp.	3.35	03/12/50	5,000	3,293
Starbucks Corp.	3.50	11/15/50	10,000	6,749
Starbucks Corp.	4.45	08/15/49	10,000	7,983
Starbucks Corp.	4.50	11/15/48	10,000	8,119
				203,126

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 3.7%
Broadcom, Inc.(1)	3.14	11/15/35	$35,000	$29,023
Broadcom, Inc.(1)	3.19	11/15/36	20,000	16,350
Broadcom, Inc.(1)	3.50	02/15/41	20,000	15,500
Broadcom, Inc.(1)	3.75	02/15/51	15,000	10,970
Broadcom, Inc.(1)	4.93	05/15/37	20,000	19,173
Intel Corp.	3.05	08/12/51	10,000	5,734
Intel Corp.	3.10	02/15/60	10,000	5,356
Intel Corp.	3.20	08/12/61	5,000	2,726
Intel Corp.	3.25	11/15/49	20,000	12,221
Intel Corp.	3.73	12/08/47	15,000	10,231
Intel Corp.	4.10	05/19/46	10,000	7,257
Intel Corp.	4.10	05/11/47	5,000	3,599
Intel Corp.	4.60	03/25/40	5,000	4,251
Intel Corp.	4.75	03/25/50	15,000	11,776
Intel Corp.	4.80	10/01/41	5,000	4,165
Intel Corp.	4.90	07/29/45	5,000	4,114
Intel Corp.	4.90	08/05/52	15,000	11,949
Intel Corp.	4.95	03/25/60	10,000	7,797
Intel Corp.	5.05	08/05/62	10,000	7,874
Intel Corp.	5.60	02/21/54	10,000	8,818
Intel Corp.	5.63	02/10/43	20,000	18,422
Intel Corp.	5.70	02/10/53	15,000	13,439
Intel Corp.	5.90	02/10/63	10,000	9,019
Micron Technology, Inc.	3.37	11/01/41	5,000	3,558
Micron Technology, Inc.	3.48	11/01/51	5,000	3,275
Micron Technology, Inc.	6.05	11/01/35	10,000	10,151
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	5,000	3,552
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	11/30/51	5,000	3,111
				263,411
SOFTWARE – 5.2%
AppLovin Corp.	5.95	12/01/54	5,000	4,793
Electronic Arts, Inc.	2.95	02/15/51	5,000	3,117
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,569
Fiserv, Inc.	4.40	07/01/49	15,000	11,796
Oracle Corp.	3.60	04/01/40	25,000	19,491
Oracle Corp.	3.60	04/01/50	35,000	23,866
Oracle Corp.	3.65	03/25/41	20,000	15,301
Oracle Corp.	3.80	11/15/37	15,000	12,540
Oracle Corp.	3.85	07/15/36	10,000	8,608
Oracle Corp.	3.85	04/01/60	25,000	16,782
Oracle Corp.	3.90	05/15/35	10,000	8,868
Oracle Corp.	3.95	03/25/51	25,000	18,034
Oracle Corp.	4.00	07/15/46	25,000	18,759
Oracle Corp.	4.00	11/15/47	20,000	14,867
Oracle Corp.	4.10	03/25/61	15,000	10,526
Oracle Corp.	4.13	05/15/45	15,000	11,656
Oracle Corp.	4.38	05/15/55	10,000	7,576
Oracle Corp.	4.50	07/08/44	10,000	8,224

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.2% (Continued)
Oracle Corp.	5.38	07/15/40	$20,000	$18,999
Oracle Corp.	5.38	09/27/54	15,000	13,315
Oracle Corp.	5.50	08/03/35	15,000	15,073
Oracle Corp.	5.50	09/27/64	10,000	8,854
Oracle Corp.	5.55	02/06/53	20,000	18,262
Oracle Corp.	6.00	08/03/55	15,000	14,602
Oracle Corp.	6.13	07/08/39	10,000	10,296
Oracle Corp.	6.13	08/03/65	5,000	4,860
Oracle Corp.	6.50	04/15/38	10,000	10,683
Oracle Corp.	6.90	11/09/52	20,000	21,521
Synopsys, Inc.	5.70	04/01/55	15,000	14,522
				369,360
TELECOMMUNICATIONS – 13.8%
AT&T, Inc.	3.10	02/01/43	5,000	3,520
AT&T, Inc.	3.30	02/01/52	5,000	3,241
AT&T, Inc.	3.50	06/01/41	20,000	15,351
AT&T, Inc.	3.50	09/15/53	60,000	40,258
AT&T, Inc.	3.50	02/01/61	5,000	3,183
AT&T, Inc.	3.55	09/15/55	60,000	40,096
AT&T, Inc.	3.65	06/01/51	25,000	17,532
AT&T, Inc.	3.65	09/15/59	50,000	33,153
AT&T, Inc.	3.80	12/01/57	50,000	34,531
AT&T, Inc.	3.85	06/01/60	20,000	13,671
AT&T, Inc.	4.30	12/15/42	10,000	8,337
AT&T, Inc.	4.35	06/15/45	10,000	8,087
AT&T, Inc.	4.50	05/15/35	20,000	18,900
AT&T, Inc.	4.50	03/09/48	15,000	12,212
AT&T, Inc.	4.55	03/09/49	5,000	4,064
AT&T, Inc.	4.75	05/15/46	15,000	12,780
AT&T, Inc.	4.85	03/01/39	5,000	4,651
AT&T, Inc.	4.90	08/15/37	5,000	4,729
AT&T, Inc.	5.15	11/15/46	5,000	4,489
AT&T, Inc.	5.15	02/15/50	5,000	4,416
AT&T, Inc.	5.25	03/01/37	10,000	9,843
AT&T, Inc.	5.35	09/01/40	5,000	4,790
AT&T, Inc.	5.45	03/01/47	5,000	4,640
AT&T, Inc.	5.55	08/15/41	5,000	4,827
AT&T, Inc.	5.65	02/15/47	10,000	9,749
AT&T, Inc.	6.30	01/15/38	5,000	5,374
Bell Telephone Co. of Canada/Bell Canada	4.30	07/29/49	5,000	3,903
Bell Telephone Co. of Canada/Bell Canada	4.46	04/01/48	10,000	8,001
Bell Telephone Co. of Canada/Bell Canada	5.55	02/15/54	5,000	4,694
Corning, Inc.	5.35	11/15/48	5,000	4,607
Corning, Inc.	5.45	11/15/79	15,000	12,916
Nokia OYJ	6.63	05/15/39	5,000	5,032
Orange SA	5.38	01/13/42	5,000	4,832
Orange SA	5.50	02/06/44	10,000	9,772
Rogers Communications, Inc.	3.70	11/15/49	15,000	10,542

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.8% (Continued)
Rogers Communications, Inc.	4.30	02/15/48	$5,000	$3,876
Rogers Communications, Inc.	4.35	05/01/49	5,000	3,887
Rogers Communications, Inc.	4.50	03/15/42	5,000	4,192
Rogers Communications, Inc.	4.50	03/15/43	5,000	4,148
Rogers Communications, Inc.	4.55	03/15/52	20,000	15,812
Rogers Communications, Inc.	5.00	03/15/44	5,000	4,371
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,620
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,381
Telefonica Emisiones SA	5.21	03/08/47	20,000	17,524
Telefonica Emisiones SA	5.52	03/01/49	10,000	9,112
Telefonica Emisiones SA	7.05	06/20/36	20,000	22,171
TELUS Corp.	4.30	06/15/49	5,000	3,815
TELUS Corp.	4.60	11/16/48	5,000	3,998
T-Mobile USA, Inc.	3.00	02/15/41	25,000	17,912
T-Mobile USA, Inc.	3.30	02/15/51	25,000	16,463
T-Mobile USA, Inc.	3.40	10/15/52	25,000	16,595
T-Mobile USA, Inc.	3.60	11/15/60	15,000	9,825
T-Mobile USA, Inc.	4.38	04/15/40	15,000	13,111
T-Mobile USA, Inc.	4.50	04/15/50	25,000	20,298
T-Mobile USA, Inc.	5.25	06/15/55	10,000	8,981
T-Mobile USA, Inc.	5.30	05/15/35	5,000	5,023
T-Mobile USA, Inc.	5.50	01/15/55	5,000	4,662
T-Mobile USA, Inc.	5.65	01/15/53	15,000	14,365
T-Mobile USA, Inc.	5.75	01/15/54	10,000	9,671
T-Mobile USA, Inc.	5.80	09/15/62	5,000	4,826
T-Mobile USA, Inc.	5.88	11/15/55	10,000	9,880
T-Mobile USA, Inc.	6.00	06/15/54	5,000	5,001
Verizon Communications, Inc.	2.65	11/20/40	25,000	17,616
Verizon Communications, Inc.	2.85	09/03/41	10,000	6,992
Verizon Communications, Inc.	2.88	11/20/50	25,000	15,362
Verizon Communications, Inc.	2.99	10/30/56	30,000	17,862
Verizon Communications, Inc.	3.00	11/20/60	15,000	8,727
Verizon Communications, Inc.	3.40	03/22/41	30,000	22,880
Verizon Communications, Inc.	3.55	03/22/51	35,000	24,729
Verizon Communications, Inc.	3.70	03/22/61	30,000	20,424
Verizon Communications, Inc.	3.85	11/01/42	5,000	3,969
Verizon Communications, Inc.	3.88	03/01/52	10,000	7,386
Verizon Communications, Inc.	4.00	03/22/50	10,000	7,590
Verizon Communications, Inc.	4.13	08/15/46	5,000	3,953
Verizon Communications, Inc.	4.27	01/15/36	15,000	13,779
Verizon Communications, Inc.	4.52	09/15/48	10,000	8,317
Verizon Communications, Inc.	4.67	03/15/55	5,000	4,187
Verizon Communications, Inc.	4.81	03/15/39	10,000	9,328
Verizon Communications, Inc.	4.86	08/21/46	20,000	17,657
Verizon Communications, Inc.	5.01	04/15/49	5,000	4,560
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,438
Verizon Communications, Inc.	5.25	03/16/37	5,000	4,952

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 13.8% (Continued)
Verizon Communications, Inc.	5.50	02/23/54	$10,000	$9,618
Verizon Communications, Inc.	6.55	09/15/43	5,000	5,423
Vodafone Group PLC	4.25	09/17/50	10,000	7,586
Vodafone Group PLC	4.38	02/19/43	5,000	4,218
Vodafone Group PLC	4.88	06/19/49	15,000	12,638
Vodafone Group PLC	5.00	05/30/38	5,000	4,757
Vodafone Group PLC	5.13	06/19/59	5,000	4,249
Vodafone Group PLC	5.25	05/30/48	15,000	13,598
Vodafone Group PLC	5.63	02/10/53	5,000	4,626
Vodafone Group PLC	5.75	06/28/54	20,000	18,915
Vodafone Group PLC	5.75	02/10/63	5,000	4,585
Vodafone Group PLC	5.88	06/28/64	5,000	4,720
Vodafone Group PLC	6.15	02/27/37	10,000	10,581
				983,465
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.35	03/15/40	5,000	5,009

TRANSPORTATION – 1.9%
Canadian Pacific Railway Co.	3.00	12/02/41	10,000	7,187
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	9,707
Canadian Pacific Railway Co.	4.80	08/01/45	10,000	8,880
Canadian Pacific Railway Co.	6.13	09/15/15	5,000	4,929
FedEx Corp.(1)	3.25	05/15/41	5,000	3,455
FedEx Corp.(1)	4.05	02/15/48	5,000	3,616
FedEx Corp.(1)	4.10	02/01/45	5,000	3,687
FedEx Corp.(1)	4.40	01/15/47	5,000	3,822
FedEx Corp.(1)	4.55	04/01/46	10,000	7,926
FedEx Corp.(1)	4.75	11/15/45	5,000	4,068
FedEx Corp.(1)	4.95	10/17/48	5,000	4,129
FedEx Corp.(1)	5.10	01/15/44	5,000	4,326
FedEx Corp.(1)	5.25	05/15/50	10,000	8,589
Norfolk Southern Corp.	3.16	05/15/55	5,000	3,162
Norfolk Southern Corp.	3.94	11/01/47	10,000	7,757
Norfolk Southern Corp.	3.95	10/01/42	10,000	8,080
Norfolk Southern Corp.	4.10	05/15/21	10,000	6,859
Norfolk Southern Corp.	4.15	02/28/48	5,000	3,968
Norfolk Southern Corp.	4.45	06/15/45	10,000	8,477
Norfolk Southern Corp.	4.55	06/01/53	10,000	8,340
Norfolk Southern Corp.	5.35	08/01/54	10,000	9,421
Norfolk Southern Corp.	5.95	03/15/64	5,000	5,071
				135,456
TRUCKING & LEASING – 0.2%
GATX Corp.	3.10	06/01/51	5,000	3,064
GATX Corp.	5.50	06/15/35	5,000	4,966
GATX Corp.	6.05	06/05/54	5,000	4,848
				12,878

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF
Portfolio of Investments (Continued)
April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WATER – 0.6%
American Water Capital Corp.	3.25	06/01/51	$5,000	$3,330
American Water Capital Corp.	3.45	05/01/50	5,000	3,476
American Water Capital Corp.	3.75	09/01/47	10,000	7,489
American Water Capital Corp.	4.15	06/01/49	5,000	3,973
American Water Capital Corp.	4.20	09/01/48	5,000	4,008
American Water Capital Corp.	4.30	12/01/42	5,000	4,237
American Water Capital Corp.	5.45	03/01/54	5,000	4,772
American Water Capital Corp.	6.59	10/15/37	5,000	5,533
Essential Utilities, Inc.	4.28	05/01/49	5,000	3,864
Essential Utilities, Inc.	5.30	05/01/52	5,000	4,474
				45,156
TOTAL CORPORATE BONDS (Cost - $7,323,066)				6,982,662

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	3.68	05/01/25	20,585	20,585
TOTAL SHORT-TERM INVESTMENTS (Cost - $20,585)				20,585

TOTAL INVESTMENTS – 98.5% (Cost - $7,343,651)				$7,003,247
OTHER ASSETS LESS LIABILITIES – 1.5%				104,801
NET ASSETS – 100.0%				$7,108,048

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $162,479 and represents 2.3% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 11.8%
BANKS – 0.1%
Banco Nacional de Panama(1)	2.50	08/11/30	$525,000	$429,450

CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	400,000	364,284
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	400,000	395,866
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	500,000	504,715
				1,264,865
COMMERCIAL SERVICES – 0.3%
DP World Crescent Ltd.(1)	3.88	07/18/29	400,000	385,770
DP World Crescent Ltd.(1)	4.85	09/26/28	200,000	200,040
DP World Crescent Ltd.(1)	5.50	09/13/33	400,000	402,300
				988,110
DIVERSIFIED FINANCIAL SERVICES – 0.2%
SRC Sukuk Ltd.(1)	5.00	02/27/28	250,000	252,188
SRC Sukuk Ltd.(1)	5.38	02/27/35	250,000	253,936
				506,124
ELECTRIC – 1.0%
Comision Federal de Electricidad(1)	4.69	05/15/29	400,000	385,480
Comision Federal de Electricidad(1)	6.45	01/24/35	200,000	192,148
Eskom Holdings SOC Ltd.(1)	6.35	08/10/28	650,000	641,875
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	475,000	468,581
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	200,000	202,875
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	425,000	377,453
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	800,000	792,312
Three Gorges Finance I Cayman Islands Ltd.(1)	3.15	06/02/26	425,000	419,209
				3,479,933
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	750,000	767,366

INVESTMENT COMPANIES – 2.5%
Abu Dhabi Developmental Holding Co. PJSC(1)	4.38	10/02/31	400,000	394,252
Abu Dhabi Developmental Holding Co. PJSC(1)	5.38	05/08/29	440,000	454,300
Abu Dhabi Developmental Holding Co. PJSC(1)	5.50	05/08/34	240,000	249,618
Gaci First Investment Co.(1)	4.75	02/14/30	400,000	398,554
Gaci First Investment Co.(1)	4.88	02/14/35	450,000	434,707
Gaci First Investment Co.(1)	5.00	10/13/27	450,000	452,891
Gaci First Investment Co.(1)	5.00	01/29/29	450,000	453,033
Gaci First Investment Co.(1)	5.25	01/29/30	500,000	509,375
Gaci First Investment Co.(1)	5.25	10/13/32	300,000	302,421
Gaci First Investment Co.(1)	5.25	01/29/34	450,000	448,875
Gaci First Investment Co.(1)	5.63	07/29/34	400,000	410,375
MDGH GMTN RSC Ltd.(1)	2.50	05/21/26	275,000	269,156
MDGH GMTN RSC Ltd.(1)	2.88	11/07/29	225,000	210,159
MDGH GMTN RSC Ltd.(1)	2.88	05/21/30	400,000	370,626
MDGH GMTN RSC Ltd.(1)	3.38	03/28/32	400,000	367,424
MDGH GMTN RSC Ltd.(1)	4.38	11/22/33	200,000	191,300

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 2.5% (Continued)
MDGH GMTN RSC Ltd.(1)	5.50	04/28/33	$200,000	$207,276
Mdgh Sukuk Ltd.(1)	4.96	04/04/34	400,000	406,152
Suci Second Investment Co.(1)	4.38	09/10/27	300,000	297,789
Suci Second Investment Co.(1)	5.17	03/05/31	500,000	506,468
Suci Second Investment Co.(1)	6.00	10/25/28	600,000	623,319
Suci Second Investment Co.(1)	6.25	10/25/33	450,000	484,875
TVF Varlik Kiralama AS(1)	6.95	01/23/30	300,000	297,750
				8,740,695
MINING – 0.6%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	425,000	390,469
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	350,000	321,890
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	375,000	367,500
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	675,000	685,462
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	400,000	403,950
				2,169,271
OIL & GAS – 5.8%
Adnoc Murban RSC Ltd.(1)	4.25	09/11/29	220,000	218,350
Adnoc Murban RSC Ltd.(1)	4.50	09/11/34	535,000	516,275
Bapco Energies Sukuk Ltd.(1)	6.25	01/29/35	700,000	713,125
EDO Sukuk Ltd.(1)	5.88	09/21/33	650,000	660,302
Pertamina Persero PT(1)	1.40	02/09/26	200,000	194,500
Petroleos de Venezuela SA(1),(2)	5.38	04/12/27	1,225,000	147,000
Petroleos de Venezuela SA(1),(2)	6.00	05/16/24	1,760,000	209,000
Petroleos de Venezuela SA(1),(2)	6.00	11/15/26	1,940,000	228,435
Petroleos de Venezuela SA(1),(2)	8.50	10/27/20	380,000	355,067
Petroleos de Venezuela SA(1),(2)	9.00	11/17/21	1,030,000	131,068
Petroleos de Venezuela SA(1),(2)	9.75	05/17/35	1,300,000	168,675
Petroleos de Venezuela SA(1),(2)	12.75	02/17/22	1,575,000	218,531
Petroleos del Peru SA(1)	4.75	06/19/32	750,000	555,937
Petroleos Mexicanos	4.50	01/23/26	275,000	268,482
Petroleos Mexicanos	5.35	02/12/28	500,000	462,550
Petroleos Mexicanos	5.95	01/28/31	850,000	704,565
Petroleos Mexicanos	6.49	01/23/27	375,000	367,819
Petroleos Mexicanos	6.50	03/13/27	1,075,000	1,051,242
Petroleos Mexicanos	6.50	01/23/29	250,000	231,875
Petroleos Mexicanos	6.70	02/16/32	1,550,000	1,331,295
Petroleos Mexicanos	6.84	01/23/30	550,000	491,439
Petroleos Mexicanos	6.88	08/04/26	550,000	544,500
Petroleos Mexicanos	8.75	06/02/29	500,000	491,950
Petroleos Mexicanos	10.00	02/07/33	525,000	525,735
Petronas Capital Ltd.(1)	2.48	01/28/32	1,125,000	964,519
Petronas Capital Ltd.(1)	3.50	04/21/30	1,650,000	1,567,327
Petronas Capital Ltd.(1)	4.95	01/03/31	1,200,000	1,216,920
Petronas Capital Ltd.(1)	5.34	04/03/35	1,425,000	1,447,088
QatarEnergy(1)	1.38	09/12/26	600,000	576,939
QatarEnergy(1)	2.25	07/12/31	1,300,000	1,137,799
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	250,000	247,991

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.8% (Continued)
Sinopec Group Overseas Development 2018 Ltd.(1)	1.45	01/08/26	$450,000	$441,005
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	425,000	387,836
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	675,000	634,284
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	450,000	429,962
				19,839,387
PIPELINES – 0.5%
Southern Gas Corridor CJSC(1)	6.88	03/24/26	1,650,000	1,664,602

TRANSPORTATION – 0.2%
Transnet SOC Ltd.(1)	8.25	02/06/28	750,000	757,500

TOTAL CORPORATE BONDS (Cost - $40,315,850)				40,607,303

GOVERNMENT AGENCIES AND OBLIGATIONS – 86.9%
GOVERNMENT AGENCIES – 3.2%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	1,050,000	1,057,948
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	1,200,000	1,223,124
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	700,000	736,785
Export-Import Bank of China(1)	2.88	04/26/26	400,000	394,986
Export-Import Bank of China(1)	3.88	05/16/26	550,000	547,690
Export-Import Bank of China(1),(3)	4.74	11/05/27	350,000	349,582
Export-Import Bank of India(1)	2.25	01/13/31	900,000	778,770
Export-Import Bank of India(1)	3.25	01/15/30	800,000	745,376
Export-Import Bank of India(1)	3.38	08/05/26	775,000	763,239
Export-Import Bank of India(1)	3.88	02/01/28	875,000	857,688
Export-Import Bank of India(1)	5.50	01/18/33	750,000	762,862
Export-Import Bank of India(1)	5.50	01/13/35	800,000	805,864
Finance Department Government of Sharjah(1)	6.50	11/23/32	200,000	208,688
Magyar Export-Import Bank Zrt(1)	6.13	12/04/27	1,050,000	1,071,662
MFB Magyar Fejlesztesi Bank Zrt(1)	6.50	06/29/28	925,000	953,911
				11,258,175
GOVERNMENT OBLIGATIONS – 83.7%
Abu Dhabi Government International Bond(1)	1.63	06/02/28	600,000	555,375
Abu Dhabi Government International Bond(1)	1.70	03/02/31	500,000	435,395
Abu Dhabi Government International Bond(1)	1.88	09/15/31	350,000	303,510
Abu Dhabi Government International Bond(1)	2.50	09/30/29	850,000	796,675
Abu Dhabi Government International Bond(1)	3.13	05/03/26	650,000	642,863
Abu Dhabi Government International Bond(1)	3.13	10/11/27	1,150,000	1,125,850
Abu Dhabi Government International Bond(1)	3.13	04/16/30	826,000	791,473
Abu Dhabi Government International Bond(1)	4.88	04/30/29	550,000	565,125
Abu Dhabi Government International Bond(1)	5.00	04/30/34	500,000	522,050
Angolan Government International Bond(1)	8.00	11/26/29	1,525,000	1,222,577
Angolan Government International Bond(1)	8.25	05/09/28	1,350,000	1,143,450
Angolan Government International Bond(1)	8.75	04/14/32	1,400,000	1,084,734
Argentine Republic Government International Bond(4)	0.75	07/09/30	4,778,400	3,669,811
Argentine Republic Government International Bond	1.00	07/09/29	787,500	637,481
Argentine Republic Government International Bond(4)	3.50	07/09/41	4,065,000	2,516,235
Argentine Republic Government International Bond(4)	4.13	07/09/35	7,830,000	5,206,950
Argentine Republic Government International Bond(4)	5.00	01/09/38	4,310,000	3,038,550
Bahrain Government International Bond(1)	5.25	01/25/33	800,000	723,648

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Bahrain Government International Bond(1)	5.45	09/16/32	$700,000	$647,850
Bahrain Government International Bond(1)	5.63	09/30/31	875,000	826,770
Bahrain Government International Bond(1)	5.63	05/18/34	775,000	707,040
Bahrain Government International Bond(1)	6.75	09/20/29	1,000,000	1,013,750
Bahrain Government International Bond(1)	7.00	01/26/26	725,000	732,272
Bahrain Government International Bond(1)	7.00	10/12/28	1,050,000	1,073,625
Bahrain Government International Bond(1)	7.38	05/14/30	875,000	908,906
Bahrain Government International Bond(1)	7.75	04/18/35	725,000	763,063
Bolivian Government International Bond(1)	4.50	03/20/28	800,000	524,000
Brazilian Government International Bond	3.75	09/12/31	775,000	698,275
Brazilian Government International Bond	3.88	06/12/30	1,775,000	1,663,175
Brazilian Government International Bond	4.50	05/30/29	975,000	955,500
Brazilian Government International Bond	4.63	01/13/28	1,500,000	1,492,500
Brazilian Government International Bond	6.00	04/07/26	1,100,000	1,109,350
Brazilian Government International Bond	6.00	10/20/33	1,100,000	1,087,900
Brazilian Government International Bond	6.13	01/22/32	1,000,000	1,020,500
Brazilian Government International Bond	6.13	03/15/34	1,125,000	1,106,719
Brazilian Government International Bond	6.25	03/18/31	925,000	955,987
Brazilian Government International Bond	6.63	03/15/35	1,200,000	1,199,100
Brazilian Government International Bond	8.25	01/20/34	700,000	785,925
CBB International Sukuk Programme Co. W.L.L.(1)	3.88	05/18/29	775,000	720,754
CBB International Sukuk Programme Co. W.L.L.(1)	3.95	09/16/27	800,000	765,644
CBB International Sukuk Programme Co. W.L.L.(1)	4.50	03/30/27	875,000	854,551
CBB International Sukuk Programme Co. W.L.L.(1)	5.88	06/05/32	800,000	799,152
CBB International Sukuk Programme Co. W.L.L.(1)	6.00	02/12/31	550,000	555,605
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	10/18/30	700,000	713,475
Chile Government International Bond	2.45	01/31/31	540,000	480,670
Chile Government International Bond	2.55	01/27/32	625,000	543,750
Chile Government International Bond	2.55	07/27/33	950,000	799,900
Chile Government International Bond	2.75	01/31/27	575,000	560,625
Chile Government International Bond	3.24	02/06/28	750,000	729,232
Chile Government International Bond	3.50	01/31/34	575,000	515,775
Chile Government International Bond	4.85	01/22/29	650,000	659,750
China Government International Bond(1)	1.20	10/21/30	750,000	665,145
China Government International Bond(1)	1.25	10/26/26	600,000	580,605
China Government International Bond(1)	1.75	10/26/31	250,000	224,850
China Government International Bond(1)	2.13	12/03/29	825,000	775,826
China Government International Bond(1)	2.63	11/02/27	250,000	245,581
China Government International Bond(1)	3.50	10/19/28	400,000	400,766
China Government International Bond(1)	4.13	11/20/27	500,000	509,015
Colombia Government International Bond	3.00	01/30/30	850,000	721,225
Colombia Government International Bond	3.13	04/15/31	1,285,000	1,038,280
Colombia Government International Bond	3.25	04/22/32	1,050,000	810,600
Colombia Government International Bond	3.88	04/25/27	925,000	907,009
Colombia Government International Bond	4.50	03/15/29	950,000	893,000
Colombia Government International Bond	7.38	04/25/30	700,000	712,250
Colombia Government International Bond	7.50	02/02/34	975,000	954,037
Colombia Government International Bond	8.00	04/20/33	800,000	815,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Colombia Government International Bond	8.50	04/25/35	$850,000	$866,150
Costa Rica Government International Bond(1)	6.13	02/19/31	906,000	931,368
Costa Rica Government International Bond(1)	6.55	04/03/34	1,300,000	1,330,550
Dominican Republic International Bond(1)	4.50	01/30/30	1,400,000	1,308,300
Dominican Republic International Bond(1)	4.88	09/23/32	2,075,000	1,870,737
Dominican Republic International Bond(1)	5.50	02/22/29	1,150,000	1,136,775
Dominican Republic International Bond(1)	5.95	01/25/27	1,225,000	1,231,125
Dominican Republic International Bond(1)	6.00	07/19/28	850,000	858,925
Dominican Republic International Bond(1)	6.00	02/22/33	1,175,000	1,138,575
Dominican Republic International Bond(1)	7.05	02/03/31	850,000	878,900
Ecuador Government International Bond(1)	ZCP	07/31/30	775,000	476,431
Ecuador Government International Bond(1),(4)	5.50	07/31/35	5,415,850	3,257,634
Ecuador Government International Bond(1),(4)	6.90	07/31/30	2,489,407	1,869,856
Egypt Government International Bond(1)	5.80	09/30/27	850,000	802,188
Egypt Government International Bond(1)	5.88	02/16/31	1,025,000	830,250
Egypt Government International Bond(1)	6.59	02/21/28	775,000	724,982
Egypt Government International Bond(1)	7.05	01/15/32	650,000	541,574
Egypt Government International Bond(1)	7.30	09/30/33	850,000	688,551
Egypt Government International Bond(1)	7.50	01/31/27	1,425,000	1,414,932
Egypt Government International Bond(1)	7.60	03/01/29	1,175,000	1,100,282
Egypt Government International Bond(1)	7.63	05/29/32	1,100,000	930,050
Egypt Government International Bond(1)	8.63	02/04/30	950,000	906,110
Egyptian Financial Co. for Sovereign Taskeek(1)	10.88	02/28/26	1,100,000	1,134,719
El Salvador Government International Bond(1)	9.25	04/17/30	875,000	906,281
Ethiopia International Bond(1)	6.63	12/11/24	750,000	633,750
Ghana Government International Bond(1),(4)	5.00	07/03/29	2,392,850	2,033,923
Ghana Government International Bond(1),(4)	5.00	07/03/35	3,442,900	2,306,743
Hazine Mustesarligi Varlik Kiralama AS(1)	5.13	06/22/26	675,000	669,239
Hazine Mustesarligi Varlik Kiralama AS(1)	6.50	04/26/30	700,000	695,188
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	850,000	866,256
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	825,000	875,325
Hungary Government International Bond(1)	2.13	09/22/31	1,800,000	1,464,750
Hungary Government International Bond(1)	5.25	06/16/29	1,500,000	1,500,000
Hungary Government International Bond(1)	5.50	06/16/34	1,135,000	1,096,978
Hungary Government International Bond(1)	6.13	05/22/28	1,788,000	1,841,425
Hungary Government International Bond(1)	6.25	09/22/32	1,400,000	1,444,429
Indonesia Government International Bond	1.85	03/12/31	250,000	212,187
Indonesia Government International Bond	2.15	07/28/31	400,000	343,400
Indonesia Government International Bond	2.85	02/14/30	350,000	323,750
Indonesia Government International Bond	3.50	01/11/28	325,000	318,500
Indonesia Government International Bond	3.55	03/31/32	400,000	368,000
Indonesia Government International Bond(1)	3.85	07/18/27	400,000	395,750
Indonesia Government International Bond	3.85	10/15/30	475,000	454,219
Indonesia Government International Bond	4.10	04/24/28	200,000	199,600
Indonesia Government International Bond(1)	4.35	01/08/27	450,000	449,972
Indonesia Government International Bond	4.55	01/11/28	220,000	220,880
Indonesia Government International Bond	4.65	09/20/32	250,000	244,062
Indonesia Government International Bond(1)	4.75	01/08/26	500,000	501,688

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Indonesia Government International Bond	4.75	02/11/29	$425,000	$429,105
Indonesia Government International Bond	4.75	09/10/34	225,000	218,250
Indonesia Government International Bond	4.85	01/11/33	600,000	594,300
Indonesia Government International Bond	5.60	01/15/35	300,000	310,125
Iraq International Bond(1)	5.80	01/15/28	328,125	318,486
Ivory Coast Government International Bond(1)	6.13	06/15/33	950,000	821,750
Ivory Coast Government International Bond(1)	7.63	01/30/33	925,000	868,344
Ivory Coast Government International Bond(1)	8.08	04/01/36	1,475,000	1,358,844
Jamaica Government International Bond	6.75	04/28/28	1,055,000	1,082,430
Jordan Government International Bond(1)	5.75	01/31/27	1,000,000	992,190
Jordan Government International Bond(1)	5.85	07/07/30	1,100,000	1,015,740
Jordan Government International Bond(1)	6.13	01/29/26	600,000	600,750
Jordan Government International Bond(1)	7.50	01/13/29	1,025,000	1,024,682
Kazakhstan Government International Bond(1)	4.71	04/09/35	1,225,000	1,178,450
KSA Sukuk Ltd.(1)	2.25	05/17/31	375,000	326,368
KSA Sukuk Ltd.(1)	2.97	10/29/29	575,000	538,275
KSA Sukuk Ltd.(1)	3.63	04/20/27	1,100,000	1,086,184
KSA Sukuk Ltd.(1)	4.27	05/22/29	800,000	795,648
KSA Sukuk Ltd.(1)	4.30	01/19/29	450,000	447,134
KSA Sukuk Ltd.(1)	4.51	05/22/33	800,000	782,252
KSA Sukuk Ltd.(1)	5.25	06/04/27	200,000	203,212
KSA Sukuk Ltd.(1)	5.25	06/04/30	400,000	409,300
KSA Sukuk Ltd.(1)	5.25	06/04/34	650,000	666,738
KSA Sukuk Ltd.(1)	5.27	10/25/28	475,000	486,818
Kuwait International Government Bond(1)	3.50	03/20/27	2,450,000	2,414,794
Latvia Government International Bond(1)	5.13	07/30/34	950,000	945,055
Lebanon Government International Bond(1),(2)	6.00	01/27/23	700,000	119,700
Lebanon Government International Bond(1),(2)	6.10	10/04/22	1,275,000	218,025
Lebanon Government International Bond(1),(2)	6.60	11/27/26	1,400,000	239,400
Lebanon Government International Bond(1),(2)	6.65	02/26/30	1,200,000	205,200
Lebanon Government International Bond(1),(2)	6.75	11/29/27	700,000	119,700
Lebanon Government International Bond(1),(2)	6.85	03/23/27	1,100,000	188,100
Lebanon Government International Bond(1),(2)	7.00	03/23/32	800,000	136,800
Lebanon Government International Bond(1),(2)	8.25	04/12/21	2,000,000	342,000
Malaysia Sukuk Global Bhd(1)	3.18	04/27/26	900,000	891,644
Mexico Government International Bond	2.66	05/24/31	825,000	702,075
Mexico Government International Bond	3.25	04/16/30	450,000	410,175
Mexico Government International Bond	3.50	02/12/34	600,000	493,128
Mexico Government International Bond	3.75	01/11/28	625,000	611,250
Mexico Government International Bond	4.13	01/21/26	425,000	423,831
Mexico Government International Bond	4.15	03/28/27	525,000	521,588
Mexico Government International Bond	4.50	04/22/29	650,000	637,650
Mexico Government International Bond	4.75	04/27/32	500,000	469,000
Mexico Government International Bond	4.88	05/19/33	475,000	438,069
Mexico Government International Bond	5.00	05/07/29	230,000	229,458
Mexico Government International Bond	5.40	02/09/28	300,000	306,263
Mexico Government International Bond	6.00	05/13/30	450,000	463,050
Mexico Government International Bond	6.35	02/09/35	600,000	597,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Mexico Government International Bond	6.75	09/27/34	$550,000	$572,000
Mexico Government International Bond	8.30	08/15/31	400,000	469,400
Morocco Government International Bond(1)	3.00	12/15/32	800,000	661,752
Morocco Government International Bond(1)	5.95	03/08/28	930,000	946,682
Morocco Government International Bond(1)	6.50	09/08/33	1,100,000	1,138,500
Nigeria Government International Bond(1)	6.13	09/28/28	1,100,000	980,375
Nigeria Government International Bond(1)	6.50	11/28/27	1,350,000	1,269,000
Nigeria Government International Bond(1)	7.14	02/23/30	1,000,000	865,780
Nigeria Government International Bond(1)	7.38	09/28/33	1,200,000	969,456
Nigeria Government International Bond(1)	7.88	02/16/32	1,250,000	1,068,750
Nigeria Government International Bond(1)	8.38	03/24/29	925,000	866,031
Nigeria Government International Bond(1)	8.75	01/21/31	800,000	728,892
Nigeria Government International Bond(1)	10.38	12/09/34	1,200,000	1,136,400
Oman Government International Bond(1)	4.75	06/15/26	1,725,000	1,716,375
Oman Government International Bond(1)	5.38	03/08/27	1,325,000	1,333,381
Oman Government International Bond(1)	5.63	01/17/28	1,775,000	1,796,087
Oman Government International Bond(1)	6.00	08/01/29	1,525,000	1,572,664
Oman Government International Bond(1)	6.25	01/25/31	1,250,000	1,310,388
Oman Government International Bond(1)	6.75	10/28/27	875,000	908,482
Oman Government International Bond(1)	7.38	10/28/32	850,000	952,357
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	1,400,000	1,395,576
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	775,000	682,775
Pakistan Government International Bond(1)	6.00	04/08/26	975,000	920,156
Pakistan Government International Bond(1)	6.88	12/05/27	1,325,000	1,167,919
Pakistan Government International Bond(1)	7.38	04/08/31	1,225,000	967,750
Panama Government International Bond	2.25	09/29/32	1,400,000	1,030,050
Panama Government International Bond	3.16	01/23/30	925,000	812,844
Panama Government International Bond	3.30	01/19/33	550,000	432,369
Panama Government International Bond	3.88	03/17/28	600,000	574,800
Panama Government International Bond	6.40	02/14/35	1,350,000	1,278,450
Panama Government International Bond	6.70	01/26/36	1,200,000	1,161,600
Panama Government International Bond	7.50	03/01/31	625,000	652,500
Paraguay Government International Bond(1)	4.95	04/28/31	850,000	838,950
Perusahaan Penerbit SBSN Indonesia III(1)	1.50	06/09/26	450,000	436,725
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	250,000	219,062
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	300,000	273,301
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	550,000	548,281
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	550,000	550,344
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	525,000	525,984
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	400,000	399,300
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	03/29/26	325,000	325,812
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	500,000	491,940
Perusahaan Penerbit SBSN Indonesia III(1)	5.00	05/25/30	400,000	406,000
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	200,000	201,200
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	400,000	413,258
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	200,000	206,800
Peruvian Government International Bond	1.86	12/01/32	655,000	518,105
Peruvian Government International Bond	2.78	01/23/31	2,142,000	1,905,844

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Peruvian Government International Bond	3.00	01/15/34	$1,515,000	$1,267,297
Peruvian Government International Bond	5.38	02/08/35	875,000	866,250
Peruvian Government International Bond	8.75	11/21/33	1,415,000	1,723,470
Philippine Government International Bond	1.65	06/10/31	650,000	548,519
Philippine Government International Bond	2.46	05/05/30	575,000	524,903
Philippine Government International Bond	3.00	02/01/28	850,000	821,312
Philippine Government International Bond	3.75	01/14/29	850,000	832,575
Philippine Government International Bond	4.75	03/05/35	550,000	535,631
Philippine Government International Bond	5.00	07/17/33	630,000	632,205
Philippine Government International Bond	5.25	05/14/34	400,000	406,124
Philippine Government International Bond	5.50	03/30/26	375,000	378,656
Philippine Government International Bond	5.50	02/04/35	550,000	566,981
Philippine Government International Bond	6.38	01/15/32	550,000	596,577
Philippine Government International Bond	6.38	10/23/34	1,025,000	1,119,812
Philippine Government International Bond	7.75	01/14/31	850,000	983,875
Philippine Government International Bond	9.50	02/02/30	1,050,000	1,270,500
Qatar Government International Bond(1)	3.25	06/02/26	1,350,000	1,334,813
Qatar Government International Bond(1)	3.75	04/16/30	1,200,000	1,175,100
Qatar Government International Bond(1)	4.00	03/14/29	1,550,000	1,543,506
Qatar Government International Bond(1)	4.50	04/23/28	1,050,000	1,063,781
Qatar Government International Bond(1)	4.63	05/29/29	400,000	407,016
Qatar Government International Bond(1)	4.75	05/29/34	600,000	610,542
Qatar Government International Bond(1)	9.75	06/15/30	475,000	596,035
RAK Capital(1)	5.00	03/12/35	275,000	279,813
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	850,000	744,600
Republic of Kenya Government International Bond(1)	6.30	01/23/34	900,000	684,450
Republic of Kenya Government International Bond(1)	7.25	02/28/28	800,000	748,800
Republic of Kenya Government International Bond(1)	8.00	05/22/32	1,100,000	954,085
Republic of Kenya Government International Bond(1)	9.50	03/05/36	1,150,000	1,003,375
Republic of Kenya Government International Bond(1)	9.75	02/16/31	1,225,000	1,166,813
Republic of Poland Government International Bond	3.25	04/06/26	1,120,000	1,108,296
Republic of Poland Government International Bond	4.63	03/18/29	890,000	897,983
Republic of Poland Government International Bond	4.88	02/12/30	1,800,000	1,832,850
Republic of Poland Government International Bond	4.88	10/04/33	1,635,000	1,619,467
Republic of Poland Government International Bond	5.13	09/18/34	1,910,000	1,900,335
Republic of Poland Government International Bond	5.38	02/12/35	1,750,000	1,774,062
Republic of Poland Government International Bond	5.50	11/16/27	965,000	996,063
Republic of Poland Government International Bond	5.75	11/16/32	880,000	926,385
Republic of South Africa Government International Bond	4.30	10/12/28	1,490,000	1,413,533
Republic of South Africa Government International Bond	4.85	09/27/27	650,000	638,969
Republic of South Africa Government International Bond	4.85	09/30/29	1,450,000	1,367,350
Republic of South Africa Government International Bond	4.88	04/14/26	1,000,000	994,000
Republic of South Africa Government International Bond	5.88	06/22/30	1,025,000	993,994
Republic of South Africa Government International Bond	5.88	04/20/32	1,025,000	970,337
Romanian Government International Bond(1)	3.00	02/27/27	1,170,000	1,120,158
Romanian Government International Bond(1)	3.00	02/14/31	1,030,000	855,549
Romanian Government International Bond(1)	3.63	03/27/32	910,000	756,692
Romanian Government International Bond(1)	5.25	11/25/27	730,000	726,533

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Romanian Government International Bond(1)	5.75	03/24/35	$1,650,000	$1,464,276
Romanian Government International Bond(1)	5.88	01/30/29	1,600,000	1,588,608
Romanian Government International Bond(1)	6.00	05/25/34	850,000	785,188
Romanian Government International Bond(1)	6.38	01/30/34	1,710,000	1,620,122
Romanian Government International Bond(1)	6.63	02/17/28	1,430,000	1,463,605
Romanian Government International Bond(1)	7.13	01/17/33	1,310,000	1,322,825
ROP Sukuk Trust(1)	5.05	06/06/29	450,000	459,675
Saudi Government International Bond(1)	2.25	02/02/33	650,000	538,486
Saudi Government International Bond(1)	2.50	02/03/27	275,000	266,560
Saudi Government International Bond(1)	2.75	02/03/32	225,000	199,195
Saudi Government International Bond(1)	3.25	10/26/26	1,250,000	1,234,238
Saudi Government International Bond(1)	3.25	10/22/30	750,000	698,441
Saudi Government International Bond(1)	3.63	03/04/28	1,275,000	1,246,160
Saudi Government International Bond(1)	4.38	04/16/29	1,050,000	1,045,601
Saudi Government International Bond(1)	4.50	04/17/30	700,000	696,416
Saudi Government International Bond(1)	4.75	01/18/28	875,000	882,823
Saudi Government International Bond(1)	4.75	01/16/30	700,000	704,725
Saudi Government International Bond(1)	4.88	07/18/33	875,000	867,891
Saudi Government International Bond(1)	5.00	01/16/34	925,000	920,542
Saudi Government International Bond(1)	5.13	01/13/28	1,200,000	1,218,000
Saudi Government International Bond(1)	5.38	01/13/31	600,000	618,561
Saudi Government International Bond(1)	5.50	10/25/32	700,000	725,844
Saudi Government International Bond(1)	5.63	01/13/35	1,000,000	1,036,000
Senegal Government International Bond(1)	6.25	05/23/33	825,000	575,850
Senegal Government International Bond(1)	7.75	06/10/31	900,000	706,050
Serbia International Bond(1)	2.13	12/01/30	900,000	751,613
Serbia International Bond(1)	6.00	06/12/34	1,400,000	1,387,750
Serbia International Bond(1)	6.50	09/26/33	750,000	775,313
Sharjah Sukuk Program Ltd.(1)	2.94	06/10/27	225,000	216,189
Sharjah Sukuk Program Ltd.(1)	3.23	10/23/29	400,000	369,940
Sharjah Sukuk Program Ltd.(1)	3.85	04/03/26	200,000	198,200
Sharjah Sukuk Program Ltd.(1)	4.23	03/14/28	450,000	440,593
Sharjah Sukuk Program Ltd.(1)	5.43	04/17/35	200,000	198,126
Sri Lanka Government International Bond(4),(5)	3.10	01/15/30	874,333	715,204
Sri Lanka Government International Bond(4),(5)	3.35	03/15/33	1,718,843	1,220,550
Sri Lanka Government International Bond(4),(5)	3.60	06/15/35	1,075,570	695,961
Sri Lanka Government International Bond(5)	4.00	04/15/28	587,909	545,065
Sri Lanka Government International Bond(1)	4.00	04/15/28	219,000	203,040
Trinidad & Tobago Government International Bond(1)	4.50	08/04/26	800,000	789,800
Turkiye Government International Bond	4.25	04/14/26	525,000	517,781
Turkiye Government International Bond	4.75	01/26/26	450,000	448,659
Turkiye Government International Bond	4.88	10/09/26	950,000	939,360
Turkiye Government International Bond	5.13	02/17/28	640,000	616,800
Turkiye Government International Bond	5.25	03/13/30	725,000	670,625
Turkiye Government International Bond	5.88	06/26/31	625,000	578,906
Turkiye Government International Bond	5.95	01/15/31	600,000	562,164
Turkiye Government International Bond	6.00	03/25/27	1,050,000	1,050,199
Turkiye Government International Bond	6.13	10/24/28	850,000	838,312

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 83.7% (Continued)
Turkiye Government International Bond	6.50	09/20/33	$500,000	$464,565
Turkiye Government International Bond	6.50	01/03/35	1,200,000	1,101,000
Turkiye Government International Bond	7.13	02/12/32	750,000	733,687
Turkiye Government International Bond	7.13	07/17/32	500,000	488,125
Turkiye Government International Bond	7.63	04/26/29	1,025,000	1,048,196
Turkiye Government International Bond	7.63	05/15/34	900,000	896,913
Turkiye Government International Bond	8.00	02/14/34	435,000	451,312
Turkiye Government International Bond	8.60	09/24/27	625,000	656,644
Turkiye Government International Bond	9.13	07/13/30	800,000	868,800
Turkiye Government International Bond	9.38	03/14/29	650,000	701,399
Turkiye Government International Bond	9.38	01/19/33	800,000	878,280
Turkiye Government International Bond	9.88	01/15/28	1,125,000	1,216,552
Turkiye Government International Bond	11.88	01/15/30	325,000	392,480
UAE International Government Bond(1)	2.00	10/19/31	225,000	196,657
UAE International Government Bond(1)	4.05	07/07/32	450,000	442,073
UAE International Government Bond(1)	4.86	07/02/34	450,000	462,681
UAE International Government Bond(1)	4.92	09/25/33	400,000	413,312
Ukraine Government International Bond(1),(4)	ZCP	02/01/34	1,370,663	520,852
Ukraine Government International Bond(1),(4)	ZCP	02/01/35	1,375,000	694,375
Ukraine Government International Bond(1),(4)	1.75	02/01/29	948,432	579,966
Ukraine Government International Bond(1),(4)	1.75	02/01/34	2,727,647	1,359,732
Ukraine Government International Bond(1),(4)	1.75	02/01/35	2,425,000	1,193,100
Uruguay Government International Bond	4.38	10/27/27	1,075,000	1,078,762
Uruguay Government International Bond	4.38	01/23/31	1,620,000	1,607,850
Uruguay Government International Bond	5.75	10/28/34	1,825,000	1,911,687
Uruguay Government International Bond	7.63	03/21/36	750,000	889,687
Venezuela Government International Bond(1),(2)	6.00	12/09/20	615,000	79,950
Venezuela Government International Bond(1),(2)	7.65	04/21/25	490,000	71,050
Venezuela Government International Bond(1),(2)	7.75	10/13/19	1,125,000	163,125
Venezuela Government International Bond(1),(2)	8.25	10/13/24	900,000	130,500
Venezuela Government International Bond(1),(2)	9.00	05/07/23	955,000	138,475
Venezuela Government International Bond(2)	9.25	09/15/27	1,690,000	304,200
Venezuela Government International Bond(1),(2)	9.25	05/07/28	735,000	119,438
Venezuela Government International Bond(2)	9.38	01/13/34	665,000	145,223
Venezuela Government International Bond(1),(2)	11.75	10/21/26	1,375,000	255,750
Venezuela Government International Bond(1),(2)	11.95	08/05/31	1,565,000	265,268
Venezuela Government International Bond(1),(2)	12.75	08/23/22	1,300,000	221,000
Zambia Government International Bond(1),(4)	5.75	06/30/33	864,970	750,629
				286,869,166
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost - $290,331,077)				298,127,341

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, London	1.06	05/02/25	EUR	1,986	$2,258
Citibank, New York	3.68	05/01/25		$1,851,784	1,851,784
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,854,042)					1,854,042

TOTAL INVESTMENTS – 99.2% (Cost - $332,500,969)					$340,588,686
OTHER ASSETS LESS LIABILITIES – 0.8%					2,712,681
NET ASSETS – 100.0%					$343,301,367

ZCP	Indicates a zero coupon rate.
EUR	Euro.

(1)	Security was purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at April 30, 2025, amounts to $216,339,415 and represents 63.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2025.
(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of April 30, 2025.
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $3,176,780 and represents 0.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of April 30, 2025:

Country	Percent of Net Assets
Angola	1.0%
Argentina	4.4%
Azerbaijan	0.7%
Bahrain	3.6%
Bolivia	0.1%
Brazil	3.5%
Chile	1.8%
China	2.7%
Colombia	2.2%
Costa Rica	0.7%
Dominican Republic	2.4%
Ecuador	1.6%
Egypt	2.6%
El Salvador	0.3%
Ethiopia	0.2%
Ghana	1.3%
Hong Kong	0.4%
Hungary	2.7%
India	1.4%
Indonesia	3.4%
Iraq	0.1%
Ivory Coast	0.9%
Jamaica	0.3%
Jordan	1.1%
Kazakhstan	0.3%
Kenya	1.3%
Kuwait	0.7%
Latvia	0.3%
Lebanon	0.5%
Malaysia	1.8%
Mexico	4.2%
Morocco	0.8%
Nigeria	2.3%
Oman	3.4%
Pakistan	1.1%
Panama	1.9%

*	Includes cash and any non-equity securities and net other assets (liabilities).
Country	Percent of Net Assets
Paraguay	0.2%
Peru	2.0%
Philippines	2.8%
Poland	4.1%
Qatar	2.5%
Romania	3.4%
Saudi Arabia	7.1%
Senegal	0.4%
Serbia	0.8%
South Africa	2.3%
Sri Lanka	1.0%
Trinidad And Tobago	0.2%
Turkey	5.7%
Ukraine	1.3%
United Arab Emirates	4.1%
Uruguay	1.6%
Venezuela	1.0%
Zambia	0.2%
Other*	1.3%
100.0%

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 100.0%
GOVERNMENT OBLIGATIONS – 100.0%
U.S. Treasury Bill	ZCP	04/16/26	$88,000,000	$84,836,917
U.S. Treasury Bill	ZCP	03/19/26	106,127,300	102,573,927
U.S. Treasury Bill	ZCP	02/19/26	114,159,000	110,648,186
U.S. Treasury Bill	ZCP	09/04/25	122,684,000	120,910,127
U.S. Treasury Bill	ZCP	12/26/25	100,567,000	98,008,941
U.S. Treasury Bill	ZCP	01/22/26	112,841,700	109,676,992
U.S. Treasury Bill	ZCP	11/28/25	100,487,500	98,189,176
U.S. Treasury Bill	ZCP	10/30/25	106,054,000	103,893,175
U.S. Treasury Bill	ZCP	10/02/25	93,508,900	91,878,314
U.S. Treasury Bill	ZCP	05/27/25	10,691,000	10,658,407
U.S. Treasury Bill	ZCP	05/22/25	24,291,000	24,230,995
U.S. Treasury Bill	ZCP	05/08/25	11,287,600	11,278,396
U.S. Treasury Bill	ZCP	06/20/25	3,714,000	3,692,250
U.S. Treasury Bill	ZCP	05/29/25	16,289,200	16,235,808
U.S. Treasury Bill	ZCP	05/01/25	3,690,200	3,689,768
U.S. Treasury Bill	ZCP	06/05/25	16,840,000	16,770,806
U.S. Treasury Bill	ZCP	06/26/25	11,146,200	11,072,804
U.S. Treasury Bill	ZCP	08/07/25	68,599,000	67,819,058
U.S. Treasury Bill	ZCP	07/10/25	99,783,500	98,971,963
U.S. Treasury Bill	ZCP	06/12/25	102,225,600	101,721,652
U.S. Treasury Bill	ZCP	05/15/25	37,954,000	37,891,932
TOTAL GOVERNMENT OBLIGATIONS (Cost - $1,324,172,642)				1,324,649,594

TIME DEPOSITS – 0.0%
JP Morgan Chase, New York	3.68	05/01/25	525,897	525,897
TOTAL TIME DEPOSITS (Cost - $525,897)				525,897
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,324,698,539)				1,325,175,491

TOTAL INVESTMENTS – 100.0% (Cost - $1,324,698,539)				$1,325,175,491
OTHER ASSETS LESS LIABILITIES – (0.0)%				(14,275)
NET ASSETS – 100.0%				$1,325,161,216

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.25	10/31/25	$301,200	$295,464
U.S. Treasury Note	0.38	11/30/25	12,884,600	12,610,551
U.S. Treasury Note	0.38	12/31/25	14,715,400	14,365,622
U.S. Treasury Note	0.38	01/31/26	15,817,100	15,394,487
U.S. Treasury Note	0.50	02/28/26	15,183,000	14,755,089
U.S. Treasury Note	0.63	07/31/26	11,782,700	11,332,104
U.S. Treasury Note	0.75	03/31/26	12,202,200	11,858,060
U.S. Treasury Note	0.75	04/30/26	12,120,200	11,750,202
U.S. Treasury Note	0.75	05/31/26	11,400,400	11,026,992
U.S. Treasury Note	0.75	08/31/26	12,857,000	12,358,791
U.S. Treasury Note	0.88	06/30/26	10,412,500	10,065,552
U.S. Treasury Note	0.88	09/30/26	11,032,400	10,602,309
U.S. Treasury Note	1.13	10/31/26	10,150,000	9,772,150
U.S. Treasury Note	1.38	08/31/26	4,945,400	4,793,851
U.S. Treasury Note	1.50	08/15/26	12,280,800	11,932,284
U.S. Treasury Note	1.63	02/15/26	11,342,100	11,134,531
U.S. Treasury Note	1.63	05/15/26	10,867,000	10,619,946
U.S. Treasury Note	1.63	09/30/26	3,677,600	3,572,659
U.S. Treasury Note	1.63	10/31/26	4,000,000	3,880,000
U.S. Treasury Note	1.88	06/30/26	5,409,400	5,290,435
U.S. Treasury Note	1.88	07/31/26	5,100,300	4,983,352
U.S. Treasury Note	2.00	11/15/26	10,000,000	9,747,656
U.S. Treasury Note	2.13	05/31/26	4,991,600	4,900,640
U.S. Treasury Note	2.25	11/15/25	15,272,500	15,119,178
U.S. Treasury Note	2.25	03/31/26	5,840,400	5,754,049
U.S. Treasury Note	2.38	04/30/26	3,274,400	3,226,243
U.S. Treasury Note	2.50	02/28/26	6,108,400	6,034,670
U.S. Treasury Note	2.63	12/31/25	5,303,800	5,255,424
U.S. Treasury Note	2.63	01/31/26	6,074,100	6,011,461
U.S. Treasury Note	2.88	11/30/25	5,282,300	5,244,849
U.S. Treasury Note	3.00	10/31/25	393,400	391,164
U.S. Treasury Note	3.50	09/30/26	11,032,400	10,997,493
U.S. Treasury Note	3.63	05/15/26	8,524,900	8,503,255
U.S. Treasury Note	3.75	04/15/26	8,489,100	8,477,328
U.S. Treasury Note	3.75	08/31/26	14,966,500	14,962,115
U.S. Treasury Note	3.88	01/15/26	10,897,100	10,890,076
U.S. Treasury Note	4.00	12/15/25	9,632,200	9,632,012
U.S. Treasury Note	4.00	02/15/26	11,293,200	11,293,200
U.S. Treasury Note	4.13	06/15/26	8,669,200	8,697,138
U.S. Treasury Note	4.13	10/31/26	13,274,800	13,352,582
U.S. Treasury Note	4.25	10/15/25	528,400	528,679
U.S. Treasury Note	4.25	12/31/25	14,278,800	14,297,764
U.S. Treasury Note	4.25	01/31/26	15,929,800	15,957,179
U.S. Treasury Note	4.25	11/30/26	13,500,000	13,613,906
U.S. Treasury Note	4.38	07/31/26	14,503,600	14,605,578
U.S. Treasury Note	4.38	08/15/26	9,212,300	9,281,572
U.S. Treasury Note	4.50	11/15/25	10,821,500	10,842,213
U.S. Treasury Note	4.50	03/31/26	15,383,500	15,462,521

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.50	07/15/26	$8,886,500	$8,958,703
U.S. Treasury Note	4.63	02/28/26	17,157,000	17,244,796
U.S. Treasury Note	4.63	03/15/26	9,727,500	9,783,547
U.S. Treasury Note	4.63	06/30/26	14,467,500	14,599,177
U.S. Treasury Note	4.63	09/15/26	9,778,800	9,894,732
U.S. Treasury Note	4.63	10/15/26	9,183,500	9,300,626
U.S. Treasury Note	4.63	11/15/26	8,000,000	8,109,219
U.S. Treasury Note	4.88	11/30/25	12,578,600	12,634,123
U.S. Treasury Note	4.88	04/30/26	14,430,100	14,567,073
U.S. Treasury Note	4.88	05/31/26	14,385,200	14,535,795
U.S. Treasury Note	5.00	10/31/25	529,500	531,713
TOTAL GOVERNMENT OBLIGATIONS (Cost - $574,235,192)				575,633,880

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
JP Morgan Chase, New York	3.68	05/01/25	1,918,027	1,918,027
TOTAL SHORT-TERM INVESTMENTS (Cost - $1,918,027)				1,918,027

TOTAL INVESTMENTS – 99.2% (Cost - $576,153,219)				$577,551,907
OTHER ASSETS LESS LIABILITIES – 0.8%				4,687,669
NET ASSETS – 100.0%				$582,239,576

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Bond	6.50	11/15/26	$130,500	$136,620
U.S. Treasury Bond	6.63	02/15/27	108,400	114,423
U.S. Treasury Note	0.38	07/31/27	1,535,400	1,429,841
U.S. Treasury Note	0.38	09/30/27	1,629,900	1,509,822
U.S. Treasury Note	0.50	04/30/27	1,146,400	1,078,512
U.S. Treasury Note	0.50	05/31/27	1,170,800	1,098,494
U.S. Treasury Note	0.50	06/30/27	1,402,600	1,313,020
U.S. Treasury Note	0.50	08/31/27	1,378,800	1,284,492
U.S. Treasury Note	0.50	10/31/27	1,630,000	1,510,552
U.S. Treasury Note	0.63	07/31/26	1,863,900	1,792,620
U.S. Treasury Note	0.63	03/31/27	881,200	833,044
U.S. Treasury Note	0.63	11/30/27	1,831,500	1,698,931
U.S. Treasury Note	0.63	12/31/27	1,914,100	1,771,215
U.S. Treasury Note	0.75	04/30/26	206,000	199,711
U.S. Treasury Note	0.75	05/31/26	1,641,700	1,587,928
U.S. Treasury Note	0.75	08/31/26	2,135,300	2,052,557
U.S. Treasury Note	0.75	01/31/28	2,151,400	1,993,154
U.S. Treasury Note	0.88	06/30/26	2,058,700	1,990,104
U.S. Treasury Note	0.88	09/30/26	2,009,900	1,931,545
U.S. Treasury Note	1.13	10/31/26	1,939,100	1,866,914
U.S. Treasury Note	1.13	02/28/27	566,200	541,484
U.S. Treasury Note	1.13	02/29/28	2,100,000	1,962,434
U.S. Treasury Note	1.25	11/30/26	2,263,500	2,179,680
U.S. Treasury Note	1.25	12/31/26	1,921,100	1,846,807
U.S. Treasury Note	1.25	03/31/28	1,856,800	1,737,849
U.S. Treasury Note	1.25	04/30/28	1,548,000	1,445,929
U.S. Treasury Note	1.25	05/31/28	1,900,000	1,771,230
U.S. Treasury Note	1.38	08/31/26	937,800	909,062
U.S. Treasury Note	1.50	08/15/26	1,898,700	1,844,817
U.S. Treasury Note	1.50	01/31/27	2,678,100	2,581,280
U.S. Treasury Note	1.63	05/15/26	1,973,000	1,928,145
U.S. Treasury Note	1.63	09/30/26	401,100	389,655
U.S. Treasury Note	1.63	10/31/26	914,100	886,677
U.S. Treasury Note	1.63	11/30/26	661,700	640,983
U.S. Treasury Note	1.75	12/31/26	819,400	794,242
U.S. Treasury Note	1.88	06/30/26	852,100	833,360
U.S. Treasury Note	1.88	07/31/26	908,500	887,668
U.S. Treasury Note	1.88	02/28/27	1,389,000	1,346,191
U.S. Treasury Note	2.00	11/15/26	1,365,400	1,330,945
U.S. Treasury Note	2.13	05/31/26	763,900	749,980
U.S. Treasury Note	2.25	02/15/27	1,650,500	1,611,139
U.S. Treasury Note	2.25	08/15/27	1,704,300	1,654,902
U.S. Treasury Note	2.25	11/15/27	1,790,800	1,733,299
U.S. Treasury Note	2.38	04/30/26	209,200	206,123
U.S. Treasury Note	2.38	05/15/27	2,111,000	2,060,616
U.S. Treasury Note	2.50	03/31/27	2,005,200	1,964,548
U.S. Treasury Note	2.63	05/31/27	1,344,800	1,318,639

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0% (Continued)
U.S. Treasury Note	2.75	04/30/27	$1,720,400	$1,692,477
U.S. Treasury Note	2.75	07/31/27	1,372,700	1,347,873
U.S. Treasury Note	2.75	02/15/28	1,982,900	1,939,292
U.S. Treasury Note	2.88	05/15/28	1,548,000	1,516,254
U.S. Treasury Note	3.13	08/31/27	1,535,400	1,519,566
U.S. Treasury Note	3.25	06/30/27	1,306,800	1,297,918
U.S. Treasury Note	3.38	09/15/27	2,019,200	2,010,366
U.S. Treasury Note	3.50	01/31/28	1,321,500	1,318,558
U.S. Treasury Note	3.50	04/30/28	1,341,600	1,338,246
U.S. Treasury Note	3.63	05/15/26	183,900	183,433
U.S. Treasury Note	3.63	03/31/28	1,372,600	1,374,745
U.S. Treasury Note	3.63	05/31/28	1,032,000	1,032,887
U.S. Treasury Note	3.75	08/31/26	361,200	361,094
U.S. Treasury Note	3.75	08/15/27	2,024,100	2,031,374
U.S. Treasury Note	3.75	04/15/28	1,550,000	1,557,447
U.S. Treasury Note	3.88	10/15/27	1,662,000	1,673,296
U.S. Treasury Note	3.88	11/30/27	1,540,700	1,551,473
U.S. Treasury Note	3.88	12/31/27	1,599,800	1,612,423
U.S. Treasury Note	3.88	03/15/28	1,032,000	1,040,708
U.S. Treasury Note	4.00	01/15/27	1,944,600	1,955,652
U.S. Treasury Note	4.00	12/15/27	1,464,800	1,480,707
U.S. Treasury Note	4.00	02/29/28	1,321,500	1,336,057
U.S. Treasury Note	4.00	06/30/28	1,042,000	1,055,025
U.S. Treasury Note	4.13	06/15/26	1,177,600	1,181,395
U.S. Treasury Note	4.13	02/15/27	1,765,400	1,779,847
U.S. Treasury Note	4.13	09/30/27	1,586,600	1,607,300
U.S. Treasury Note	4.13	10/31/27	1,723,600	1,745,818
U.S. Treasury Note	4.13	11/15/27	1,581,300	1,601,807
U.S. Treasury Note	4.13	07/31/28	1,500,000	1,523,848
U.S. Treasury Note	4.25	03/15/27	1,836,200	1,856,821
U.S. Treasury Note	4.25	01/15/28	1,800,000	1,830,516
U.S. Treasury Note	4.25	02/15/28	1,238,400	1,260,266
U.S. Treasury Note	4.38	07/31/26	309,600	311,777
U.S. Treasury Note	4.38	08/15/26	1,226,100	1,235,320
U.S. Treasury Note	4.38	12/15/26	1,810,700	1,830,398
U.S. Treasury Note	4.38	07/15/27	1,920,400	1,951,982
U.S. Treasury Note	4.50	07/15/26	1,688,800	1,702,522
U.S. Treasury Note	4.50	04/15/27	1,437,200	1,461,144
U.S. Treasury Note	4.50	05/15/27	1,942,500	1,976,266
U.S. Treasury Note	4.63	09/15/26	1,535,900	1,554,109
U.S. Treasury Note	4.63	10/15/26	1,639,500	1,660,410
U.S. Treasury Note	4.63	11/15/26	1,078,400	1,093,123
U.S. Treasury Note	4.63	06/15/27	1,466,600	1,497,479
U.S. Treasury Note	4.88	04/30/26	220,400	222,492
U.S. Treasury Note	4.88	05/31/26	500,300	505,538
TOTAL GOVERNMENT OBLIGATIONS (Cost - $126,698,105)				127,968,232

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
JP Morgan Chase, New York	3.68	05/01/25	$605,408	$605,408
TOTAL SHORT-TERM INVESTMENTS (Cost - $605,408)				605,408

TOTAL INVESTMENTS – 99.5% (Cost - $127,303,513)				$128,573,640
OTHER ASSETS LESS LIABILITIES – 0.5%				690,033
NET ASSETS – 100.0%				$129,263,673

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0%
U.S. Treasury Bond	5.25	11/15/28	$300,000	$316,066
U.S. Treasury Note	0.38	07/31/27	1,559,600	1,452,378
U.S. Treasury Note	0.38	09/30/27	2,522,400	2,336,570
U.S. Treasury Note	0.50	04/30/27	167,600	157,675
U.S. Treasury Note	0.50	05/31/27	1,763,000	1,654,121
U.S. Treasury Note	0.50	06/30/27	1,521,800	1,424,607
U.S. Treasury Note	0.50	08/31/27	1,912,400	1,781,595
U.S. Treasury Note	0.50	10/31/27	2,187,800	2,027,475
U.S. Treasury Note	0.63	11/30/27	2,313,200	2,145,764
U.S. Treasury Note	0.63	12/31/27	2,554,000	2,363,348
U.S. Treasury Note	0.75	01/31/28	2,890,200	2,677,612
U.S. Treasury Note	1.00	07/31/28	2,619,500	2,412,089
U.S. Treasury Note	1.13	02/29/28	2,859,000	2,671,713
U.S. Treasury Note	1.13	08/31/28	2,656,200	2,450,760
U.S. Treasury Note	1.25	03/31/28	2,340,800	2,190,843
U.S. Treasury Note	1.25	04/30/28	2,625,800	2,452,661
U.S. Treasury Note	1.25	05/31/28	2,278,400	2,123,985
U.S. Treasury Note	1.25	06/30/28	2,196,200	2,043,581
U.S. Treasury Note	1.25	09/30/28	2,924,000	2,703,900
U.S. Treasury Note	1.38	10/31/28	2,251,800	2,086,961
U.S. Treasury Note	1.38	12/31/28	2,372,200	2,190,393
U.S. Treasury Note	1.50	11/30/28	2,666,800	2,477,936
U.S. Treasury Note	1.75	01/31/29	2,304,200	2,152,807
U.S. Treasury Note	1.88	02/28/29	2,089,800	1,958,943
U.S. Treasury Note	2.25	08/15/27	1,882,800	1,828,228
U.S. Treasury Note	2.25	11/15/27	1,881,400	1,820,989
U.S. Treasury Note	2.38	05/15/27	174,500	170,335
U.S. Treasury Note	2.38	03/31/29	2,039,000	1,945,094
U.S. Treasury Note	2.38	05/15/29	2,302,800	2,193,237
U.S. Treasury Note	2.63	05/31/27	200,200	196,306
U.S. Treasury Note	2.63	02/15/29	2,521,700	2,431,569
U.S. Treasury Note	2.63	07/31/29	1,000,000	959,102
U.S. Treasury Note	2.75	07/31/27	1,949,300	1,914,045
U.S. Treasury Note	2.75	02/15/28	2,643,700	2,585,559
U.S. Treasury Note	2.75	05/31/29	1,729,000	1,669,836
U.S. Treasury Note	2.88	05/15/28	2,525,400	2,473,610
U.S. Treasury Note	2.88	08/15/28	2,821,500	2,758,237
U.S. Treasury Note	2.88	04/30/29	1,909,100	1,854,213
U.S. Treasury Note	3.13	08/31/27	2,219,000	2,196,117
U.S. Treasury Note	3.13	11/15/28	2,701,300	2,656,771
U.S. Treasury Note	3.13	08/31/29	1,500,000	1,467,070
U.S. Treasury Note	3.25	06/30/27	1,731,700	1,719,930
U.S. Treasury Note	3.25	06/30/29	1,621,000	1,594,975
U.S. Treasury Note	3.38	09/15/27	1,335,600	1,329,757
U.S. Treasury Note	3.50	01/31/28	1,672,100	1,668,377
U.S. Treasury Note	3.50	04/30/28	1,677,800	1,673,606
U.S. Treasury Note	3.63	03/31/28	1,586,700	1,589,179
U.S. Treasury Note	3.63	05/31/28	1,769,500	1,771,021

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 99.0% (Continued)
U.S. Treasury Note	3.63	08/31/29	$2,600,000	$2,595,328
U.S. Treasury Note	3.75	08/15/27	1,343,200	1,348,027
U.S. Treasury Note	3.75	04/15/28	500,000	502,402
U.S. Treasury Note	3.75	12/31/28	2,559,300	2,569,197
U.S. Treasury Note	3.88	10/15/27	1,028,400	1,035,390
U.S. Treasury Note	3.88	11/30/27	1,978,300	1,992,133
U.S. Treasury Note	3.88	12/31/27	2,215,100	2,232,579
U.S. Treasury Note	3.88	03/15/28	400,000	403,375
U.S. Treasury Note	4.00	12/15/27	1,301,000	1,315,128
U.S. Treasury Note	4.00	02/29/28	1,643,400	1,661,503
U.S. Treasury Note	4.00	06/30/28	1,977,500	2,002,219
U.S. Treasury Note	4.00	01/31/29	2,704,000	2,737,694
U.S. Treasury Note	4.00	07/31/29	3,180,600	3,221,724
U.S. Treasury Note	4.13	09/30/27	1,820,600	1,844,353
U.S. Treasury Note	4.13	10/31/27	2,041,900	2,068,221
U.S. Treasury Note	4.13	11/15/27	1,252,500	1,268,743
U.S. Treasury Note	4.13	07/31/28	1,975,200	2,006,603
U.S. Treasury Note	4.13	03/31/29	3,073,900	3,126,613
U.S. Treasury Note	4.25	01/15/28	1,301,000	1,323,056
U.S. Treasury Note	4.25	02/15/28	300,000	305,297
U.S. Treasury Note	4.25	02/28/29	2,740,800	2,799,684
U.S. Treasury Note	4.25	06/30/29	3,045,000	3,112,918
U.S. Treasury Note	4.38	07/15/27	2,043,500	2,077,106
U.S. Treasury Note	4.38	08/31/28	1,909,000	1,954,264
U.S. Treasury Note	4.38	11/30/28	2,291,800	2,348,737
U.S. Treasury Note	4.50	05/31/29	3,344,800	3,450,370
U.S. Treasury Note	4.63	06/15/27	186,000	189,916
U.S. Treasury Note	4.63	09/30/28	2,277,500	2,351,252
U.S. Treasury Note	4.63	04/30/29	3,081,800	3,191,950
U.S. Treasury Note	4.88	10/31/28	2,384,600	2,481,568
TOTAL GOVERNMENT OBLIGATIONS (Cost - $148,140,317)				150,238,296

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Citibank, New York	3.68	05/01/25	321,948	321,948
TOTAL SHORT-TERM INVESTMENTS (Cost - $321,948)				321,948

TOTAL INVESTMENTS – 99.2% (Cost - $148,462,265)				$150,560,244
OTHER ASSETS LESS LIABILITIES – 0.8%				1,253,518
NET ASSETS – 100.0%				$151,813,762

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond	5.38	02/15/31	$838,200	$906,107
U.S. Treasury Note	0.63	05/15/30	3,657,200	3,139,335
U.S. Treasury Note	0.63	08/15/30	7,841,100	6,671,061
U.S. Treasury Note	0.88	11/15/30	7,588,300	6,494,221
U.S. Treasury Note	1.13	02/15/31	8,339,200	7,198,098
U.S. Treasury Note	1.25	08/15/31	4,250,000	3,631,094
U.S. Treasury Note	1.50	02/15/30	2,804,400	2,535,353
U.S. Treasury Note	1.63	08/15/29	2,604,900	2,399,459
U.S. Treasury Note	1.63	05/15/31	8,361,700	7,367,768
U.S. Treasury Note	1.75	11/15/29	1,618,000	1,490,456
U.S. Treasury Note	2.63	07/31/29	136,400	130,821
U.S. Treasury Note	3.13	08/31/29	185,800	181,721
U.S. Treasury Note	3.50	09/30/29	3,383,100	3,358,520
U.S. Treasury Note	3.50	01/31/30	1,794,100	1,777,701
U.S. Treasury Note	3.50	04/30/30	2,041,800	2,020,584
U.S. Treasury Note	3.63	08/31/29	164,200	163,905
U.S. Treasury Note	3.63	03/31/30	1,683,400	1,676,232
U.S. Treasury Note	3.63	09/30/31	3,430,600	3,380,079
U.S. Treasury Note	3.75	05/31/30	1,902,500	1,903,763
U.S. Treasury Note	3.75	06/30/30	1,881,100	1,881,614
U.S. Treasury Note	3.75	12/31/30	3,283,400	3,273,781
U.S. Treasury Note	3.75	08/31/31	3,541,200	3,514,918
U.S. Treasury Note	3.88	09/30/29	1,754,200	1,767,631
U.S. Treasury Note	3.88	11/30/29	1,894,500	1,908,487
U.S. Treasury Note	3.88	12/31/29	1,954,700	1,969,437
U.S. Treasury Note	4.00	10/31/29	1,673,300	1,694,347
U.S. Treasury Note	4.00	02/28/30	4,114,200	4,169,324
U.S. Treasury Note	4.00	03/31/30	2,292,000	2,321,545
U.S. Treasury Note	4.00	07/31/30	2,177,600	2,203,204
U.S. Treasury Note	4.00	01/31/31	2,786,300	2,812,313
U.S. Treasury Note	4.13	10/31/29	3,129,700	3,186,426
U.S. Treasury Note	4.13	11/30/29	3,084,300	3,141,649
U.S. Treasury Note	4.13	08/31/30	1,922,000	1,955,635
U.S. Treasury Note	4.13	03/31/31	3,258,400	3,308,167
U.S. Treasury Note	4.13	07/31/31	3,069,700	3,112,508
U.S. Treasury Note	4.13	10/31/31	3,520,100	3,566,301
U.S. Treasury Note	4.13	11/30/31	3,534,800	3,580,090
U.S. Treasury Note	4.13	02/29/32	3,557,000	3,600,351
U.S. Treasury Note	4.13	03/31/32	1,900,000	1,923,305
U.S. Treasury Note	4.25	01/31/30	3,643,800	3,730,340
U.S. Treasury Note	4.25	02/28/31	2,751,500	2,812,226
U.S. Treasury Note	4.25	06/30/31	3,742,100	3,821,035
U.S. Treasury Note	4.38	12/31/29	3,624,200	3,728,820
U.S. Treasury Note	4.38	11/30/30	2,453,200	2,524,017
U.S. Treasury Note	4.38	01/31/32	3,499,800	3,594,404
U.S. Treasury Note	4.50	12/31/31	3,534,800	3,656,585

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6% (Continued)
U.S. Treasury Note	4.63	09/30/30	$1,828,900	$1,904,342
U.S. Treasury Note	4.63	04/30/31	3,236,400	3,371,292
U.S. Treasury Note	4.63	05/31/31	3,491,100	3,635,790
U.S. Treasury Note	4.88	10/31/30	1,905,200	2,007,381
TOTAL GOVERNMENT OBLIGATIONS (Cost - $144,675,683)				146,103,543

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo Mitsui Trust Bank, London	3.68	05/01/25	440,742	440,742
TOTAL SHORT-TERM INVESTMENTS (Cost - $440,742)				440,742

TOTAL INVESTMENTS – 98.9% (Cost - $145,116,425)				$146,544,285
OTHER ASSETS LESS LIABILITIES – 1.1%				1,700,534
NET ASSETS – 100.0%				$148,244,819

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.5%
U.S. Treasury Bond	4.50	02/15/36	$1,220,000	$1,260,317
U.S. Treasury Note	0.63	08/15/30	2,683,000	2,282,646
U.S. Treasury Note	0.88	11/15/30	3,152,200	2,697,717
U.S. Treasury Note	1.13	02/15/31	3,089,900	2,667,091
U.S. Treasury Note	1.25	08/15/31	2,569,700	2,195,487
U.S. Treasury Note	1.38	11/15/31	2,855,300	2,441,058
U.S. Treasury Note	1.63	05/15/31	3,050,300	2,687,719
U.S. Treasury Note	1.88	02/15/32	2,322,400	2,039,902
U.S. Treasury Note	2.75	08/15/32	2,475,000	2,286,281
U.S. Treasury Note	2.88	05/15/32	2,711,500	2,534,405
U.S. Treasury Note	3.38	05/15/33	3,695,300	3,529,878
U.S. Treasury Note	3.50	02/15/33	1,741,600	1,683,093
U.S. Treasury Note	3.63	09/30/31	938,200	924,384
U.S. Treasury Note	3.75	12/31/30	930,000	927,275
U.S. Treasury Note	3.75	08/31/31	767,600	761,903
U.S. Treasury Note	3.88	08/15/33	13,862,800	13,691,681
U.S. Treasury Note	3.88	08/15/34	16,258,500	15,934,600
U.S. Treasury Note	4.00	01/31/31	1,093,200	1,103,406
U.S. Treasury Note	4.00	02/15/34	15,454,400	15,343,322
U.S. Treasury Note	4.13	03/31/31	954,200	968,774
U.S. Treasury Note	4.13	07/31/31	587,900	596,099
U.S. Treasury Note	4.13	10/31/31	618,000	626,111
U.S. Treasury Note	4.13	11/30/31	604,000	611,739
U.S. Treasury Note	4.13	02/29/32	636,000	643,751
U.S. Treasury Note	4.13	03/31/32	500,000	506,133
U.S. Treasury Note	4.13	11/15/32	2,290,400	2,313,304
U.S. Treasury Note	4.25	02/28/31	864,600	883,682
U.S. Treasury Note	4.25	06/30/31	1,244,000	1,270,241
U.S. Treasury Note	4.25	11/15/34	16,142,700	16,272,598
U.S. Treasury Note	4.38	01/31/32	1,437,600	1,476,460
U.S. Treasury Note	4.38	05/15/34	15,686,200	15,992,571
U.S. Treasury Note	4.50	12/31/31	755,000	781,012
U.S. Treasury Note	4.50	11/15/33	4,611,100	4,754,837
U.S. Treasury Note	4.63	04/30/31	1,221,400	1,272,308
U.S. Treasury Note	4.63	05/31/31	996,900	1,038,217
U.S. Treasury Note	4.63	02/15/35	16,234,400	16,846,995
TOTAL GOVERNMENT OBLIGATIONS (Cost - $141,825,695)				143,846,997

SHORT-TERM INVESTMENTS – 0.1%
TIME DEPOSITS – 0.1%
JP Morgan Chase, New York	3.68	05/01/25	119,197	119,197
TOTAL SHORT-TERM INVESTMENTS (Cost - $119,197)				119,197

TOTAL INVESTMENTS – 98.6% (Cost - $141,944,892)				$143,966,194
OTHER ASSETS LESS LIABILITIES – 1.4%				2,104,505
NET ASSETS – 100.0%				$146,070,699

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.2%
U.S. Treasury Bond	1.13	05/15/40	$9,987,900	$6,256,483
U.S. Treasury Bond	1.13	08/15/40	12,982,400	8,048,074
U.S. Treasury Bond	1.38	11/15/40	13,661,700	8,784,046
U.S. Treasury Bond	1.75	08/15/41	18,287,200	12,246,709
U.S. Treasury Bond	1.88	02/15/41	19,622,000	13,614,296
U.S. Treasury Bond	2.00	11/15/41	13,789,800	9,570,983
U.S. Treasury Bond	2.25	05/15/41	19,234,600	14,092,350
U.S. Treasury Bond	2.38	02/15/42	15,582,300	11,435,947
U.S. Treasury Bond	2.75	08/15/42	4,509,500	3,483,589
U.S. Treasury Bond	2.75	11/15/42	5,241,000	4,029,019
U.S. Treasury Bond	2.88	05/15/43	9,628,800	7,488,649
U.S. Treasury Bond	3.00	05/15/42	7,930,500	6,390,248
U.S. Treasury Bond	3.13	11/15/41	3,536,400	2,925,542
U.S. Treasury Bond	3.13	02/15/42	8,174,700	6,731,993
U.S. Treasury Bond	3.13	02/15/43	7,441,400	6,039,161
U.S. Treasury Bond	3.13	08/15/44	4,026,400	3,207,594
U.S. Treasury Bond	3.25	05/15/42	18,570,800	15,515,323
U.S. Treasury Bond	3.38	08/15/42	10,754,700	9,118,809
U.S. Treasury Bond	3.38	05/15/44	6,151,400	5,113,832
U.S. Treasury Bond	3.50	02/15/39	2,070,800	1,879,736
U.S. Treasury Bond	3.63	08/15/43	9,880,900	8,587,892
U.S. Treasury Bond	3.63	02/15/44	9,147,400	7,914,645
U.S. Treasury Bond	3.75	08/15/41	3,900,700	3,525,867
U.S. Treasury Bond	3.75	11/15/43	6,340,500	5,597,968
U.S. Treasury Bond	3.88	08/15/40	4,148,600	3,847,502
U.S. Treasury Bond	3.88	02/15/43	11,452,400	10,368,896
U.S. Treasury Bond	3.88	05/15/43	10,838,600	9,790,304
U.S. Treasury Bond	4.00	11/15/42	10,471,400	9,660,685
U.S. Treasury Bond	4.13	08/15/44	8,801,200	8,158,987
U.S. Treasury Bond	4.25	05/15/39	3,151,600	3,090,045
U.S. Treasury Bond	4.25	11/15/40	3,551,700	3,434,605
U.S. Treasury Bond	4.38	02/15/38	875,500	880,288
U.S. Treasury Bond	4.38	11/15/39	3,684,000	3,641,692
U.S. Treasury Bond	4.38	05/15/40	3,462,400	3,413,440
U.S. Treasury Bond	4.38	05/15/41	2,915,200	2,851,202
U.S. Treasury Bond	4.38	08/15/43	13,907,100	13,413,833
U.S. Treasury Bond	4.50	02/15/36	1,425,300	1,472,402
U.S. Treasury Bond	4.50	05/15/38	1,824,700	1,856,632
U.S. Treasury Bond	4.50	08/15/39	3,202,300	3,214,809
U.S. Treasury Bond	4.50	02/15/44	6,337,100	6,195,010
U.S. Treasury Bond	4.63	02/15/40	3,788,000	3,844,524
U.S. Treasury Bond	4.63	05/15/44	2,077,400	2,061,657
U.S. Treasury Bond	4.63	11/15/44	2,316,700	2,295,705
U.S. Treasury Bond	4.75	02/15/41	3,439,000	3,516,109
U.S. Treasury Bond	4.75	11/15/43	12,954,900	13,098,618
U.S. Treasury Bond	4.75	02/15/45	1,006,400	1,013,791
U.S. Treasury Bond	5.00	05/15/37	1,472,800	1,576,817
U.S. Treasury Note	1.25	08/15/31	698,400	596,696

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.2% (Continued)
U.S. Treasury Note	1.38	11/15/31	$20,610,500	$17,620,367
U.S. Treasury Note	1.88	02/15/32	17,900,300	15,722,896
U.S. Treasury Note	2.75	08/15/32	17,312,600	15,992,514
U.S. Treasury Note	2.88	05/15/32	18,438,500	17,234,235
U.S. Treasury Note	3.38	05/15/33	16,664,000	15,918,026
U.S. Treasury Note	3.50	02/15/33	16,259,000	15,712,799
U.S. Treasury Note	3.88	08/15/33	21,125,200	20,864,436
U.S. Treasury Note	3.88	08/15/34	23,284,200	22,820,335
U.S. Treasury Note	4.00	02/15/34	23,642,900	23,472,967
U.S. Treasury Note	4.13	11/15/32	16,699,100	16,866,091
U.S. Treasury Note	4.25	11/15/34	15,025,200	15,146,106
U.S. Treasury Note	4.38	05/15/34	21,739,000	22,163,590
U.S. Treasury Note	4.50	11/15/33	22,180,500	22,871,908
U.S. Treasury Note	4.63	02/15/35	18,606,000	19,308,086
TOTAL GOVERNMENT OBLIGATIONS (Cost - $556,313,898)				556,607,360

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	3.68	05/01/25	985,071	985,071
TOTAL SHORT-TERM INVESTMENTS (Cost - $985,071)				985,071

TOTAL INVESTMENTS – 98.4% (Cost - $557,298,969)				$557,592,431
OTHER ASSETS LESS LIABILITIES – 1.6%				9,137,660
NET ASSETS – 100.0%				$566,730,091

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Bond	1.25	05/15/50	$2,986,400	$1,454,237
U.S. Treasury Bond	1.38	08/15/50	3,346,400	1,670,847
U.S. Treasury Bond	1.63	11/15/50	3,351,400	1,788,024
U.S. Treasury Bond	1.88	02/15/51	3,699,500	2,103,802
U.S. Treasury Bond	1.88	11/15/51	3,413,500	1,923,827
U.S. Treasury Bond	2.00	02/15/50	2,506,500	1,489,997
U.S. Treasury Bond	2.00	08/15/51	3,670,100	2,143,281
U.S. Treasury Bond	2.25	08/15/49	2,176,700	1,380,504
U.S. Treasury Bond	2.25	02/15/52	3,121,500	1,931,428
U.S. Treasury Bond	2.38	11/15/49	2,948,300	1,917,316
U.S. Treasury Bond	2.38	05/15/51	3,744,800	2,403,986
U.S. Treasury Bond	2.88	05/15/52	2,755,500	1,964,370
U.S. Treasury Bond	3.00	08/15/52	2,829,200	2,070,621
U.S. Treasury Bond	3.63	02/15/53	3,670,300	3,039,467
U.S. Treasury Bond	3.63	05/15/53	4,125,700	3,417,885
U.S. Treasury Bond	4.13	08/15/53	3,079,600	2,793,053
U.S. Treasury Bond	4.25	02/15/54	3,079,600	2,854,164
U.S. Treasury Bond	4.25	08/15/54	3,182,000	2,953,294
U.S. Treasury Bond	4.63	02/15/55	1,826,400	1,808,564
U.S. Treasury Strip	ZCP	11/15/44	102,900	40,259
U.S. Treasury Strip	ZCP	02/15/45	419,300	162,108
U.S. Treasury Strip	ZCP	08/15/45	369,300	139,212
U.S. Treasury Strip	ZCP	02/15/46	1,488,900	546,164
U.S. Treasury Strip	ZCP	08/15/46	1,118,800	400,003
U.S. Treasury Strip	ZCP	02/15/47	410,400	142,871
U.S. Treasury Strip	ZCP	05/15/47	741,200	255,034
U.S. Treasury Strip	ZCP	08/15/47	1,606,500	545,789
U.S. Treasury Strip	ZCP	11/15/47	1,175,600	394,603
U.S. Treasury Strip	ZCP	02/15/48	1,844,300	609,042
U.S. Treasury Strip	ZCP	08/15/48	2,217,900	714,385
U.S. Treasury Strip	ZCP	11/15/48	1,482,400	471,460
U.S. Treasury Strip	ZCP	02/15/49	2,449,400	770,592
U.S. Treasury Strip	ZCP	05/15/49	3,239,300	1,007,913
U.S. Treasury Strip	ZCP	02/15/50	1,136,600	342,874
U.S. Treasury Strip	ZCP	05/15/50	2,170,100	657,827
U.S. Treasury Strip	ZCP	08/15/50	1,852,500	548,018
U.S. Treasury Strip	ZCP	11/15/50	3,121,100	911,977
U.S. Treasury Strip	ZCP	02/15/51	2,946,800	850,732
U.S. Treasury Strip	ZCP	05/15/51	2,176,600	621,650
U.S. Treasury Strip	ZCP	08/15/51	2,746,000	776,032
U.S. Treasury Strip	ZCP	11/15/51	3,225,200	901,934
U.S. Treasury Strip	ZCP	02/15/52	2,992,100	827,990
U.S. Treasury Strip	ZCP	08/15/52	4,232,600	1,149,976
U.S. Treasury Strip	ZCP	11/15/52	898,200	244,181
U.S. Treasury Strip	ZCP	02/15/53	2,337,900	625,493
U.S. Treasury Strip	ZCP	05/15/53	7,660,600	2,031,879

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Strip	ZCP	11/15/53	$1,845,100	$484,979
U.S. Treasury Strip	ZCP	02/15/54	2,403,600	621,650
U.S. Treasury Strip	ZCP	05/15/54	2,092,400	537,544
U.S. Treasury Strip	ZCP	08/15/54	2,115,400	538,169
TOTAL GOVERNMENT OBLIGATIONS (Cost - $62,782,433)				59,981,007

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Citibank, New York	3.68	05/01/25	150,680	150,680
TOTAL SHORT-TERM INVESTMENTS (Cost - $150,680)				150,680

TOTAL INVESTMENTS – 99.1% (Cost - $62,933,113)				$60,131,687
OTHER ASSETS LESS LIABILITIES – 0.9%				573,454
NET ASSETS – 100.0%				$60,705,141

ZCP	Indicates a zero coupon rate.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 8.4%
AUTOMOBILE – 0.4%
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	$250,000	$253,419
NextGear Floorplan Master Owner Trust 2023-1A Class A2(1)	5.74	03/15/28	100,000	101,094
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	315,461	317,789
				672,302
OTHER ABS – 8.0%
Aimco CLO 14 Ltd. 2021-14A Class A (CME Term SOFR 3 Month + 1.25%)(1)	5.52	04/20/34	300,000	299,501
AIMCO CLO 22 Ltd. 2024-22A Class A (CME Term SOFR 3 Month + 1.50%)(1)	5.77	04/19/37	400,000	399,992
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	5.61	07/15/37	440,000	438,898
Apidos CLO XLVII Ltd. 2024-47A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.78	04/26/37	500,000	499,997
Bain Capital Credit CLO 2022-6 Ltd. 2022-6A Class A1R (CME Term SOFR 3 Month + 1.37%)(1)	5.64	01/22/38	631,000	629,646
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	63,815	64,740
CIFC Funding 2018-III Ltd. 2018-3A Class A (CME Term SOFR 3 Month + 1.36%)(1)	5.63	07/18/31	155,877	155,877
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	5.64	07/23/37	609,000	608,073
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	139,500	137,186
DB Master Finance LLC 2021-1A Class A2I(1)	2.05	11/20/51	290,250	278,119
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	483,750	447,414
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	260,563	259,240
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	385,479
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	5.71	07/17/37	450,000	449,988
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	5.63	07/17/37	325,000	324,185
Elmwood CLO I Ltd. 2019-1A Class A1RR (CME Term SOFR 3 Month + 1.52%)(1)	5.79	04/20/37	1,130,000	1,130,514
Golub Capital Partners CLO 53B Ltd. 2021-53A Class AR (CME Term SOFR 3 Month + 0.98%)(1)	5.29	07/20/34	1,000,000	991,273
Jersey Mike’s Funding LLC 2019-1A Class A2(1)	4.43	02/15/50	177,210	175,718
LCM XVIII LP 18A Class A1R (CME Term SOFR 3 Month + 1.28%)(1)	5.55	04/20/31	61,280	61,279
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.62	10/20/37	500,000	499,732
Palmer Square Loan Funding 2024-1 Ltd. 2024-1A Class A1 (CME Term SOFR 3 Month + 1.05%)(1)	5.31	10/15/32	299,108	298,443
PFS Financing Corp. 2022-D Class A(1)	4.27	08/15/27	100,000	99,873
Planet Fitness Master Issuer LLC 2022-1A Class A2I(1)	3.25	12/05/51	253,170	246,207
SERVPRO Master Issuer LLC 2019-1A Class A2(1)	3.88	10/25/49	354,375	348,354
Subway Funding LLC 2024-1A Class A2I(1)	6.03	07/30/54	1,119,375	1,134,509
Taco Bell Funding LLC 2016-1A Class A23(1)	4.97	05/25/46	703,125	703,367
TCI-Flatiron CLO 2016-1 Ltd. 2016-1A Class AR3 (CME Term SOFR 3 Month + 1.10%)(1)	5.38	01/17/32	41,198	41,170
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,824	100,722
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	394,531	398,090

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 8.0% (Continued)
Uniti Fiber Abs Issuer LLC 2025-1A Class A2(1)	5.88	04/20/55	$504,000	$515,685
Wendy’s Funding LLC 2019-1A Class A2I(1)	3.78	06/15/49	443,701	437,416
Wendy’s Funding LLC 2021-1A Class A2I(1)	2.37	06/15/51	269,347	245,504
Wind River 2021-3 CLO Ltd. 2021-3A Class A1R (CME Term SOFR 3 Month + 1.24%)(1)	5.51	04/20/38	542,000	538,387
				13,344,578
TOTAL ASSET-BACKED SECURITIES (Cost - $13,941,648)				14,016,880

COLLATERALIZED MORTGAGE OBLIGATIONS – 8.4%
COMMERCIAL – 7.9%
BLP Commercial Mortgage Trust 2024-IND2 Class A (CME Term SOFR 1 Month + 1.34%)(1)	5.66	03/15/41	396,610	396,109
BX Commercial Mortgage Trust 2021-VOLT Class A (CME Term SOFR 1 Month + 0.81%)(1)	5.14	09/15/36	625,000	619,450
BX Commercial Mortgage Trust 2023-XL3 Class A (CME Term SOFR 1 Month + 1.76%)(1)	6.08	12/09/40	716,009	717,481
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.76	02/15/39	758,167	758,184
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	5.71	03/15/41	683,116	683,117
BX Trust 2022-CLS Class A(1)	5.76	10/13/27	221,000	224,195
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	5.96	02/15/41	811,000	806,199
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.76	04/15/41	726,943	727,438
BX Trust 2024-VLT4 Class A (CME Term SOFR 1 Month + 1.49%)(1)	5.81	07/15/29	710,000	705,778
BX Trust 2025-VLT6 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.77	03/15/42	934,000	926,326
Citigroup Commercial Mortgage Trust 2016-C1 Class A4	3.21	05/10/49	387,000	380,226
Citigroup Commercial Mortgage Trust 2016-GC37 Class A3	3.05	04/10/49	233,323	231,125
COMM Mortgage Trust 2015-CR27 Class A4	3.61	10/10/48	350,000	348,121
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.27	10/10/41	600,000	606,466
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.47	09/10/38	165,000	164,231
GS Mortgage Securities Trust 2015-GC32 Class A4	3.76	07/10/48	400,679	399,670
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	85,000	83,538
JP Morgan BB Commercial Mortgage Securities Trust 2015-C33 2015-C33 Class A4	3.77	12/15/48	868,000	862,592
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI Class A(1)	5.99	10/05/39	735,000	746,911
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	6.21	08/15/41	852,000	853,794
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 Class A4	3.31	04/15/48	67,611	67,433
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A3	3.48	05/15/48	35,059	34,972
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A4	3.73	05/15/48	523,000	521,154
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 Class A4	3.37	10/15/48	40,289	40,104
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	385,360
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	277,432	272,118
Wells Fargo Commercial Mortgage Trust 2015-C29 Class A4	3.64	06/15/48	329,089	328,407
Wells Fargo Commercial Mortgage Trust 2015-C31 Class A4	3.70	11/15/48	90,000	89,435
Wells Fargo Commercial Mortgage Trust 2015-LC22 Class A4	3.84	09/15/58	300,000	298,549
				13,278,483

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WHOLE LOAN COLLATERAL – 0.5%
JP Morgan Mortgage Trust 2024-9 Class A6A(1)	5.00	02/25/55	$314,445	$312,227
Sequoia Mortgage Trust 2024-7 Class A11(1)	6.00	08/25/54	139,557	140,204
Sequoia Mortgage Trust 2025-1 Class A5(1)	5.50	01/25/55	435,341	436,468
				888,899
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $14,101,663)				14,167,382

CORPORATE BONDS – 14.4%
AIRLINES – 0.2%
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	271,174	254,040

APPAREL – 0.1%
William Carter Co.(1)	5.63	03/15/27	91,000	88,702

AUTO MANUFACTURERS – 0.7%
Ford Motor Credit Co. LLC	2.70	08/10/26	600,000	576,811
General Motors Financial Co., Inc.	5.05	04/04/28	533,000	534,439
				1,111,250
AUTO PARTS & EQUIPMENT – 0.2%
Dana, Inc.	5.63	06/15/28	262,000	260,057

BANKS – 4.0%
Bank of America Corp.(2)	4.38	–	350,000	336,237
Bank of New York Mellon Corp.(2)	4.70	–	604,000	601,266
Barclays PLC	5.83	05/09/27	200,000	202,111
Citigroup, Inc.(2)	4.00	–	350,000	343,141
Citizens Financial Group, Inc.(2)	5.65	–	515,000	512,413
Depository Trust & Clearing Corp.(1),(2)	3.38	–	750,000	723,113
HSBC Holdings PLC	5.89	08/14/27	200,000	203,189
JP Morgan Chase & Co.	1.58	04/22/27	183,000	177,935
Morgan Stanley	0.99	12/10/26	164,000	160,335
Northern Trust Corp.(2)	4.60	–	669,000	656,683
PNC Financial Services Group, Inc.(2)	6.00	–	660,000	654,428
Truist Financial Corp.	4.26	07/28/26	77,000	76,845
Truist Financial Corp.(2)	4.95	–	599,000	596,076
US Bancorp(2)	3.70	–	845,000	791,507
Wells Fargo & Co.(2)	3.90	–	614,000	603,433
				6,638,712
BUILDING MATERIALS – 0.2%
Standard Industries, Inc./NY(1)	5.00	02/15/27	300,000	298,009

CHEMICALS – 0.1%
Methanex Corp.	5.13	10/15/27	175,000	171,935

COMMERCIAL SERVICES – 0.6%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	195,857
Brink’s Co.(1)	4.63	10/15/27	214,000	210,848
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	319,487
Triton Container International Ltd.(1)	2.05	04/15/26	344,000	334,161
				1,060,353

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 0.6%
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	$720,000	$694,793
Genpact Luxembourg Sarl/Genpact USA, Inc.	1.75	04/10/26	233,000	225,557
Western Digital Corp.	4.75	02/15/26	62,000	61,650
				982,000
COSMETICS/PERSONAL CARE – 0.0%
Coty, Inc.(1)	5.00	04/15/26	34,000	33,803

DIVERSIFIED FINANCIAL SERVICES – 1.5%
American Express Co.(2)	3.55	–	690,000	661,940
Aviation Capital Group LLC(1)	1.95	01/30/26	291,000	284,451
Charles Schwab Corp.(2)	5.38	–	605,000	604,508
GGAM Finance Ltd.(1)	7.75	05/15/26	268,000	271,216
Navient Corp.	5.00	03/15/27	171,000	169,434
Navient Corp.	6.75	06/15/26	95,000	95,945
OneMain Finance Corp.	3.50	01/15/27	316,000	302,790
United Wholesale Mortgage LLC(1)	5.50	11/15/25	91,000	90,640
				2,480,924
ELECTRIC – 0.1%
XPLR Infrastructure Operating Partners LP(1)	3.88	10/15/26	262,000	253,019

ENTERTAINMENT – 0.3%
Warnermedia Holdings, Inc.	3.76	03/15/27	567,000	551,945

HOME BUILDERS – 0.1%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	239,208

INSURANCE – 1.2%
Athene Global Funding(1)	1.73	10/02/26	359,000	345,233
F&G Global Funding(1)	1.75	06/30/26	578,000	560,254
MetLife, Inc.(2)	3.85	–	614,000	607,858
SBL Holdings, Inc.(1)	5.13	11/13/26	515,000	511,000
				2,024,345
INVESTMENT COMPANIES – 1.3%
Antares Holdings LP(1)	3.95	07/15/26	500,000	489,690
Barings BDC, Inc.	3.30	11/23/26	99,000	95,384
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	508,000	495,739
HPS Corporate Lending Fund	6.75	01/30/29	477,000	491,388
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	186,252
Sixth Street Lending Partners	6.50	03/11/29	485,000	493,370
				2,251,823
LEISURE TIME – 0.2%
Royal Caribbean Cruises Ltd.(1)	5.50	08/31/26	291,000	291,337

MEDIA – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	207,000	204,342
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.50	05/01/26	91,000	90,956
				295,298

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.1%
Novelis Corp.(1)	3.25	11/15/26	$191,000	$185,436

OIL & GAS – 0.1%
Civitas Resources, Inc.(1)	5.00	10/15/26	245,000	238,158

PACKAGING & CONTAINERS – 0.2%
Berry Global, Inc.(1)	4.50	02/15/26	320,000	319,536

PHARMACEUTICALS – 0.6%
CVS Pass-Through Trust(1)	5.77	01/10/33	218,187	213,717
CVS Pass-Through Trust(1)	5.93	01/10/34	332,772	336,608
CVS Pass-Through Trust	6.04	12/10/28	255,606	258,863
CVS Pass-Through Trust	6.94	01/10/30	233,003	239,772
				1,048,960
PIPELINES – 0.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	03/01/27	333,000	332,099
Buckeye Partners LP	3.95	12/01/26	142,000	138,576
				470,675
PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	533,000	508,131

REAL ESTATE INVESTMENT TRUST (REITS) – 0.8%
Boston Properties LP	2.75	10/01/26	420,000	407,338
EPR Properties	4.75	12/15/26	445,000	441,305
SBA Communications Corp.	3.88	02/15/27	298,000	291,776
Starwood Property Trust, Inc.(1)	4.38	01/15/27	212,000	208,139
				1,348,558
RETAIL – 0.4%
Academy Ltd.(1)	6.00	11/15/27	291,000	290,793
Bath & Body Works, Inc.	6.69	01/15/27	161,000	164,215
Lithia Motors, Inc.(1)	4.63	12/15/27	287,000	278,935
				733,943
TOTAL CORPORATE BONDS (Cost - $23,939,168)				24,140,157

MUNICIPAL BONDS – 67.2%
ALABAMA – 4.2%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,123,134
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	751,651
Black Belt Energy Gas District, Series B, Revenue Bonds	4.00	04/01/53	1,000,000	996,613
Houston County Health Care Authority, Revenue Bonds	5.00	10/01/25	1,000,000	1,003,930
Industrial Development Board of the City of Mobile Alabama, Revenue Bonds	3.30	07/15/34	1,000,000	999,046
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	677,075
Southeast Energy Authority A Cooperative District, Series A-1, Revenue Bonds	5.50	01/01/53	850,000	901,374
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	698,976
				7,151,799
ARKANSAS – 0.2%
Springdale Public Facilities Board, Revenue Bonds	5.00	03/01/32	350,000	355,691

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COLORADO – 0.4%
Park Creek Metropolitan District, Revenue Bonds	5.00	12/01/31	$710,000	$715,015

CONNECTICUT – 1.0%
City of New Haven, Series A, General Obligation	5.00	08/01/25	375,000	376,150
State of Connecticut Special Tax Revenue, Series A, Revenue Bonds	5.00	09/01/30	1,315,000	1,340,220
				1,716,370
DISTRICT OF COLUMBIA – 0.6%
District of Columbia Housing Finance Agency, Revenue Bonds	5.00	03/01/28	975,000	1,014,125

FLORIDA – 3.5%
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	545,056
Hillsborough County School Board, Certificate Participation	5.00	07/01/26	600,000	601,575
Hillsborough County School Board, Certificate Participation	5.00	07/01/27	365,000	378,457
Lee County School Board, Series A, Certificate Participation	5.00	08/01/32	1,575,000	1,606,496
Pinellas County School Board, Series A, Certificate Participation	5.00	07/01/25	450,000	451,073
School District of Broward County, Series B, Certificate Participation	5.00	07/01/30	325,000	325,695
State of Florida Department of Transportation Turnpike System Revenue, Series C, Revenue Bonds	5.00	07/01/28	1,860,000	1,893,340
				5,801,692
GEORGIA – 2.9%
Clarke County Hospital Authority, Revenue Bonds	5.00	07/01/30	1,245,000	1,260,423
Decatur Housing Authority, Revenue Bonds	3.25	09/01/28	1,000,000	995,824
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	689,877
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	289,876
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	500,000	517,485
Main Street Natural Gas, Inc., Series C, Revenue Bonds	4.00	03/01/50	1,000,000	1,000,343
				4,753,828
ILLINOIS – 10.1%
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	ZCP	01/01/26	1,000,000	975,257
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/28	725,000	754,810
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	330,236
City of Chicago, Series A, General Obligation	5.00	01/01/28	450,000	462,615
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	916,367
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	483,913
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	340,285
County of Cook Sales Tax Revenue, Series B, Revenue Bonds	5.00	11/15/25	925,000	932,317
DuPage County Community Unit School District No. 200 Wheaton-Warrenville, General Obligation	5.00	10/01/25	815,000	820,668
Illinois Development Finance Authority, Revenue Bonds	ZCP	07/15/25	675,000	669,955
Illinois Finance Authority, Revenue Bonds	4.00	12/01/31	610,000	611,110
Illinois Finance Authority, Revenue Bonds	5.00	04/01/26	300,000	303,728
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	312,389
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	474,531
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	700,000	713,952
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	759,820
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	714,058
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	297,291

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 10.1% (Continued)
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation	4.00	05/01/29	$1,000,000	$1,006,592
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	183,806
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	437,973
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	435,000	449,206
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	352,640
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,059,033
Sangamon Logan & Menard Counties Community Unit School Distributors No. 15 Williamsville, Series B, General Obligation	5.00	12/01/32	650,000	678,241
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,226,601
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	458,044
				16,725,438
INDIANA – 2.7%
Carmel Local Public Improvement Bond Bank, Revenue Bonds	5.00	06/01/28	345,000	352,590
County of St Joseph, Series A, Revenue Bonds	5.00	04/01/26	1,180,000	1,195,731
Hamilton Southeastern Schools, Series A, General Obligation	5.00	06/30/25	1,000,000	1,002,260
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	534,552
Indiana Finance Authority, Series B, Revenue Bonds	5.00	10/01/60	750,000	811,062
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	635,551
				4,531,746
IOWA – 1.0%
Ankeny Community School District Infrastructure Sales Services & Use Tax, Series A, Revenue Bonds	5.00	06/01/29	840,000	879,228
Iowa Finance Authority, Revenue Bonds	5.00	08/15/26	350,000	353,809
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	557,493
				1,790,530
KENTUCKY – 1.2%
Kentucky Asset Liability Commission, Revenue Bonds	5.00	09/01/27	875,000	879,653
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	309,505
Kentucky Turnpike Authority, Series A, Revenue Bonds	5.00	07/01/25	550,000	551,450
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	350,000	356,052
				2,096,660
LOUISIANA – 0.7%
Louisiana Housing Corp., Revenue Bonds	3.75	02/01/28	540,000	543,199
Parish of St John the Baptist, Revenue Bonds	3.30	06/01/37	730,000	718,182
				1,261,381
MARYLAND – 0.3%
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	518,165

MASSACHUSETTS – 0.6%
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/25	1,000,000	1,002,029

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MICHIGAN – 2.8%
Great Lakes Water Authority Water Supply System Revenue, Series C, Revenue Bonds	5.00	07/01/32	$910,000	$923,912
Kalamazoo Hospital Finance Authority, Revenue Bonds	4.00	05/15/31	360,000	357,212
Michigan Finance Authority, Revenue Bonds	5.00	11/15/25	1,205,000	1,216,917
Michigan Finance Authority, Revenue Bonds	5.00	11/15/26	260,000	268,140
Michigan Finance Authority, Revenue Bonds	5.00	07/01/32	485,000	486,061
Michigan State Building Authority, Revenue Bonds	5.00	04/15/29	380,000	382,179
Michigan State Housing Development Authority, Series D, Revenue Bonds	3.05	06/01/26	965,000	955,494
				4,589,915
MINNESOTA – 0.8%
City of Minneapolis, Series A, Revenue Bonds	5.00	11/15/52	670,000	700,444
Minnesota Municipal Gas Agency, Series A, Revenue Bonds	4.00	12/01/52	700,000	699,684
				1,400,128
MISSISSIPPI – 0.3%
Mississippi Development Bank, Revenue Bonds	5.00	04/01/26	505,000	512,647

MISSOURI – 1.5%
Health & Educational Facilities Authority of the State of Missouri, Revenue Bonds	5.00	10/01/25	875,000	880,795
Kansas City School District, Certificate Participation	5.00	04/01/30	835,000	844,603
St Charles County Public Water Supply District No 2, Certificate Participation	5.00	12/01/32	805,000	809,898
				2,535,296
NEBRASKA – 0.6%
Central Plains Energy Project, Series A, Revenue Bonds	5.00	09/01/29	1,000,000	1,041,442

NEVADA – 0.6%
County of Clark, Series A, General Obligation	5.00	07/01/27	155,000	155,384
Las Vegas Valley Water District, Series A, General Obligation	5.00	06/01/32	235,000	238,302
Nevada Housing Division, Revenue Bonds	5.00	07/01/28	605,000	624,996
				1,018,682
NEW JERSEY – 3.4%
City of Newark, Series A, General Obligation	5.00	07/15/25	390,000	390,837
New Jersey Health Care Facilities Financing Authority, Revenue Bonds	5.00	07/01/42	950,000	951,911
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.50	05/01/29	635,000	629,735
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	713,444
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	988,705
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	550,000	557,898
New Jersey Transportation Trust Fund Authority, Series AA, Revenue Bonds	5.00	06/15/26	300,000	305,995
New Jersey Turnpike Authority, Series A, Revenue Bonds	5.00	01/01/31	1,160,000	1,188,513
				5,727,038
NEW YORK – 3.7%
Metropolitan Transportation Authority, Series C, Revenue Bonds	5.00	11/15/30	330,000	337,200
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,001,733
New York City Housing Development Corp., Revenue Bonds	4.30	11/01/63	800,000	809,143
New York City Housing Development Corp., Series B, Revenue Bonds	3.70	05/01/64	500,000	501,886
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	4.00	05/01/31	1,100,000	1,103,407

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NEW YORK – 3.7% (Continued)
New York City Transitional Finance Authority Future Tax Secured Revenue, Series F-3, Revenue Bonds	5.00	02/01/29	$1,055,000	$1,066,175
New York State Dormitory Authority, Revenue Bonds	5.00	07/01/32	745,000	755,195
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	361,420
Troy Capital Resource Corp., Revenue Bonds	5.00	09/01/25	360,000	361,302
				6,297,461
NORTH CAROLINA – 0.8%
North Carolina Housing Finance Agency, Revenue Bonds	3.20	07/01/56	1,275,000	1,270,276

OKLAHOMA – 2.3%
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	507,228
Dewey County Educational Facilities Authority, Revenue Bonds	5.00	09/01/30	680,000	691,848
Oklahoma Capitol Improvement Authority, Revenue Bonds	5.00	07/01/30	750,000	761,205
University of Oklahoma, Series A, Revenue Bonds	5.00	07/01/29	1,850,000	1,882,382
				3,842,663
OREGON – 0.3%
Oregon State Lottery, Series D, Revenue Bonds	5.00	04/01/27	520,000	520,102

PENNSYLVANIA – 3.6%
City of Philadelphia, Series A, General Obligation	5.00	08/01/32	300,000	309,832
City of Scranton, General Obligation	5.00	09/01/29	515,000	525,620
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Revenue Bonds	5.00	12/01/32	320,000	326,058
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	512,976
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/01/31	225,000	233,560
Pennsylvania Turnpike Commission, Series B, Revenue Bonds	5.00	06/01/29	1,175,000	1,191,628
Philadelphia Authority for Industrial Development, Revenue Bonds	5.00	12/01/27	650,000	655,604
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	331,323
Scranton-Lackawanna Health & Welfare Authority, Revenue Bonds	5.00	11/01/29	900,000	909,611
Sports & Exhibition Authority of Pittsburgh & Allegheny County, Series B, Revenue Bonds	4.00	02/01/26	1,100,000	1,106,473
				6,102,685
RHODE ISLAND – 0.3%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	445,000	449,183

SOUTH CAROLINA – 1.8%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	319,668
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	924,308
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	11/01/55	1,565,000	1,650,872
				2,894,848
TENNESSEE – 1.3%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	1,000,000	1,006,178
Tennergy Corp., Revenue Bonds	5.00	10/01/54	1,100,000	1,144,613
				2,150,791

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TEXAS – 5.7%
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds	4.00	08/01/31	$650,000	$651,002
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	550,918
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	611,685
City of El Paso, General Obligation	4.00	08/15/31	370,000	370,952
City of Round Rock, Series A, General Obligation	4.00	08/15/25	200,000	200,371
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds	5.00	02/01/32	1,475,000	1,491,516
Dallas Independent School District, Series A, General Obligation	5.00	02/15/55	1,300,000	1,375,748
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	07/01/49	425,000	435,222
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/25	165,000	165,081
North East Independent School District, General Obligation	3.75	08/01/49	1,110,000	1,114,850
Northside Independent School District, General Obligation	4.00	08/01/32	500,000	500,046
State of Texas, General Obligation	5.00	10/01/29	650,000	653,672
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	01/01/28	1,350,000	1,394,307
				9,515,370
UTAH – 0.3%
Utah Associated Municipal Power Systems, Series A, Revenue Bonds	5.00	09/01/32	500,000	514,277

VIRGINIA – 0.3%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	550,000	554,577

WASHINGTON – 3.8%
City of Tacoma Solid Waste Utility Revenue, Series A, Revenue Bonds	5.00	12/01/31	1,050,000	1,064,977
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	1,775,000	1,779,539
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	970,000	1,000,039
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	619,480
Snohomish County School District No 103 Monroe, General Obligation	4.00	12/01/33	1,000,000	1,002,953
Washington Higher Education Facilities Authority, Revenue Bonds	4.00	05/01/33	400,000	399,048
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	512,308
				6,378,344
WEST VIRGINIA – 0.7%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,095,547

WISCONSIN – 2.9%
Public Finance Authority, Revenue Bonds	5.00	06/01/26	330,000	333,909
State of Wisconsin, General Obligation	5.00	05/01/28	1,950,000	2,063,269
State of Wisconsin, Series 1, General Obligation	5.00	11/01/25	750,000	750,000
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	1,100,000	1,118,446
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	11/01/58	600,000	616,186
				4,881,810
TOTAL MUNICIPAL BONDS (Cost - $113,004,177)				112,727,551

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 1.5%
TIME DEPOSITS – 1.5%
Sumitomo Mitsui Trust Bank, London	3.68	05/01/25	$2,489,099	$2,489,099
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,489,099)				2,489,099

TOTAL INVESTMENTS – 99.9% (Cost - $167,475,755)				$167,541,069
OTHER ASSETS LESS LIABILITIES – 0.1%				247,510
NET ASSETS – 100.0%				$167,788,579

SOFR	Secured Overnight Financing Rate.
ZCP	Indicates a zero coupon rate.

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $33,031,529 and represents 19.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 3.5%
OTHER ABS – 3.5%
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	$48,375	$44,741
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	104,225	103,697
MMAF Equipment Finance LLC 2023-A Class A2(1)	5.79	11/13/26	25,012	25,083
Subway Funding LLC 2024-1A Class A2II(1)	6.27	07/30/54	59,700	60,879
Taco Bell Funding LLC 2016-1A Class A23(1)	4.97	05/25/46	56,250	56,269
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,912	63,425
TOTAL ASSET-BACKED SECURITIES (Cost - $353,080)				354,094

COLLATERALIZED MORTGAGE OBLIGATIONS – 7.2%
COMMERCIAL – 5.7%
BANK 2017-BNK6 Class A5	3.52	07/15/60	99,000	96,749
BANK 2017-BNK9 Class A3	3.28	11/15/54	21,266	20,787
BANK5 2023-5YR1 Class A3	6.26	04/15/56	65,000	67,797
BANK5 2023-5YR2 Class A3	6.66	07/15/56	70,000	74,170
Benchmark Mortgage Trust 2024-V5 Class A3	5.81	01/10/57	35,000	36,377
COMM Mortgage Trust 2016-DC2 Class A5	3.77	02/10/49	56,000	55,512
GS Mortgage Securities Corp. Trust 2023-SHIP Class A(1)	4.47	09/10/38	100,000	99,534
Wells Fargo Commercial Mortgage Trust 2015-C29 Class A4	3.64	06/15/48	18,913	18,874
Wells Fargo Commercial Mortgage Trust 2016-NXS6 Class A4	2.92	11/15/49	50,000	48,833
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	48,757
				567,390
WHOLE LOAN COLLATERAL – 1.5%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	21,788	19,635
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	28,590	26,602
Radian Mortgage Capital Trust 2025-J1 Class A16(1)	5.50	07/25/55	98,328	98,943
				145,180
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $708,541)				712,570

CORPORATE BONDS – 11.0%
AUTO MANUFACTURERS – 0.3%
General Motors Financial Co., Inc.	5.05	04/04/28	32,000	32,086

BANKS – 2.8%
Bank of America Corp.(2)	4.38	–	20,000	19,214
Bank of New York Mellon Corp.(2)	3.75	–	25,000	23,693
Citigroup, Inc.(2)	4.00	–	20,000	19,608
Citizens Financial Group, Inc.(2)	5.65	–	24,000	23,879
JP Morgan Chase & Co.	1.58	04/22/27	41,000	39,865
Northern Trust Corp.(2)	4.60	–	32,000	31,411
PNC Financial Services Group, Inc.(2)	6.00	–	32,000	31,730
Truist Financial Corp.(2)	5.10	–	25,000	23,999
US Bancorp(2)	3.70	–	42,000	39,341
Wells Fargo & Co.(2)	3.90	–	24,000	23,587
				276,327

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 0.3%
Standard Industries, Inc./NY(1)	4.38	07/15/30	$26,000	$24,274

COMMERCIAL SERVICES – 0.6%
Element Fleet Management Corp.(1)	5.64	03/13/27	31,000	31,542
Triton Container International Ltd.(1)	2.05	04/15/26	33,000	32,056
				63,598
DIVERSIFIED FINANCIAL SERVICES – 1.5%
American Express Co.(2)	3.55	–	33,000	31,658
Charles Schwab Corp.(2)	5.38	–	24,000	23,981
GGAM Finance Ltd.(1)	8.00	02/15/27	23,000	23,634
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	24,000	23,610
Navient Corp.	4.88	03/15/28	24,000	23,105
SLM Corp.	6.50	01/31/30	23,000	23,764
				149,752
ENTERTAINMENT – 0.3%
Warnermedia Holdings, Inc.	3.76	03/15/27	32,000	31,150

HEALTHCARE-SERVICES – 0.2%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	25,000	24,130

INSURANCE – 1.2%
Athene Global Funding(1)	1.73	10/02/26	33,000	31,735
F&G Global Funding(1)	1.75	06/30/26	33,000	31,987
MetLife, Inc.(2)	3.85	–	24,000	23,760
SBL Holdings, Inc.(1)	5.13	11/13/26	32,000	31,751
				119,233
INTERNET – 0.2%
Wayfair LLC(1)	7.25	10/31/29	24,000	21,982

INVESTMENT COMPANIES – 1.3%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	32,000	31,228
Golub Capital BDC, Inc.	2.50	08/24/26	33,000	31,760
HPS Corporate Lending Fund	6.75	01/30/29	31,000	31,935
Sixth Street Lending Partners	6.50	03/11/29	31,000	31,535
				126,458
MISCELLANEOUS MANUFACTURER – 0.3%
Axon Enterprise, Inc.(1)	6.13	03/15/30	24,000	24,478

OIL & GAS – 0.2%
Parkland Corp.(1)	6.63	08/15/32	24,000	23,913

PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	33,000	31,460

REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.0%
Boston Properties LP	2.75	10/01/26	33,000	32,005
EPR Properties	4.75	12/15/26	32,000	31,734
VICI Properties LP/VICI Note Co., Inc.(1)	4.13	08/15/30	34,000	32,102
				95,841

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 0.5%
Group 1 Automotive, Inc.(1)	6.38	01/15/30	$23,000	$23,278
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	24,000	22,378
				45,656
TOTAL CORPORATE BONDS (Cost - $1,095,194)				1,090,338

MUNICIPAL BONDS – 76.5%
ALABAMA – 3.5%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	145,000	142,311
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	200,000	205,135
				347,446
ARIZONA – 1.6%
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds	5.00	01/01/49	150,000	157,534

ARKANSAS – 2.5%
City of Rogers Sales & Use Tax Revenue, Revenue Bonds	4.00	11/01/32	250,000	250,208

CALIFORNIA – 1.1%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	104,843

DISTRICT OF COLUMBIA – 3.5%
District of Columbia, Revenue Bonds	5.00	04/01/30	165,000	168,680
District of Columbia, Series A, General Obligation	5.00	08/01/49	175,000	181,456
				350,136
FLORIDA – 10.0%
County of Polk Utility System Revenue, Revenue Bonds	5.00	10/01/54	250,000	258,396
Manatee County School District, Certificate Participation	5.00	07/01/44	135,000	139,610
School Board of Miami-Dade County, Series A, General Obligation	5.00	03/15/36	165,000	177,953
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	90,000	95,989
School District of Broward County, Series B, Certificate Participation	5.00	07/01/36	150,000	161,684
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	150,000	157,414
				991,046
GEORGIA – 5.6%
City of Atlanta Department of Aviation, Series A-1, Revenue Bonds	5.00	07/01/49	175,000	181,011
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	99,182
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	90,000	93,147
Metropolitan Atlanta Rapid Transit Authority, Series A, Revenue Bonds	5.00	07/01/55	185,000	192,806
				566,146
ILLINOIS – 7.4%
Cook County School District No 25 Arlington Heights, General Obligation	4.00	12/15/44	250,000	237,937
Illinois Finance Authority, Revenue Bonds	5.00	07/01/45	200,000	212,339
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	12/01/32	130,000	130,887
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/36	150,000	157,572
				738,735
KENTUCKY – 1.9%
Kentucky Bond Development Corp., Revenue Bonds	5.00	08/15/55	175,000	190,779

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MICHIGAN – 1.3%
Michigan State University, Revenue Bonds	5.00	08/15/37	$120,000	$129,774

MISSOURI – 2.3%
Health & Educational Facilities Authority of the State of Missouri, Series C, Revenue Bonds	5.00	04/01/59	40,000	43,922
Springfield School District No. R-12, General Obligation	5.00	03/01/40	175,000	185,634
				229,556
NEW YORK – 1.9%
New York City Transitional Finance Authority, Series C, Revenue Bonds	5.00	05/01/47	180,000	186,863

NORTH CAROLINA – 2.0%
County of Mecklenburg, Revenue Bonds	4.00	02/01/42	200,000	194,417

OHIO – 1.6%
State of Ohio, Revenue Bonds	5.00	01/01/27	150,000	154,921

OKLAHOMA – 1.9%
Grand River Dam Authority, Revenue Bonds	5.00	06/01/40	175,000	185,486

PENNSYLVANIA – 7.5%
City of Philadelphia, Series A, General Obligation	5.00	08/01/32	170,000	175,571
Cumberland County Municipal Authority, Revenue Bonds	5.00	05/01/32	110,000	111,284
Pennsylvania Higher Educational Facilities Authority, Series A, Revenue Bonds	4.00	08/15/32	300,000	298,672
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/30	150,000	153,641
				739,168
RHODE ISLAND – 2.1%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.00	05/15/44	200,000	207,970

TEXAS – 17.2%
County of Harris, General Obligation	5.00	09/15/54	175,000	180,179
Dallas Fort Worth International Airport, Revenue Bonds	5.00	11/01/39	200,000	215,787
Denton Independent School District, General Obligation	5.00	08/15/48	200,000	207,245
East Central Independent School District, General Obligation	5.00	08/15/37	250,000	275,233
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/34	250,000	270,404
North Texas Tollway Authority, Series A, Revenue Bonds	5.00	01/01/45	200,000	208,767
Royse City Independent School District, General Obligation	5.00	02/15/54	180,000	184,425
Tarrant County Cultural Education Facilities Finance Corp., Series B, Revenue Bonds	5.00	07/01/34	155,000	160,583
				1,702,623
WASHINGTON – 1.6%
State of Washington, General Obligation	5.00	06/01/48	150,000	156,829
TOTAL MUNICIPAL BONDS (Cost - $7,710,796)				7,584,480

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.7%
TIME DEPOSITS – 0.7%
JP Morgan Chase, New York	3.68	05/01/25	$66,243	$66,243
TOTAL SHORT-TERM INVESTMENTS (Cost - $66,243)				66,243

TOTAL INVESTMENTS – 98.9% (Cost - $9,933,854)				$9,807,725
OTHER ASSETS LESS LIABILITIES – 1.1%				108,387
NET ASSETS – 100.0%				$9,916,112

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $1,032,886 and represents 10.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 4.9%
OTHER ABS – 4.9%
Domino’s Pizza Master Issuer LLC 2018-1A Class A2I(1)	4.12	07/25/48	$56,850	$56,561
MMAF Equipment Finance LLC 2023-A Class A2(1)	5.79	11/13/26	24,644	24,714
Planet Fitness Master Issuer LLC 2024-1A Class A2I(1)	5.77	06/05/54	49,750	50,932
Subway Funding LLC 2024-1A Class A2II(1)	6.27	07/30/54	59,700	60,879
Taco Bell Funding LLC 2016-1A Class A23(1)	4.97	05/25/46	56,250	56,269
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,912	63,425
TOTAL ASSET-BACKED SECURITIES (Cost - $311,561)				312,780

COLLATERALIZED MORTGAGE OBLIGATIONS – 5.6%
COMMERCIAL – 4.9%
BANK 2017-BNK9 Class A3	3.28	11/15/54	21,709	21,220
BANK5 2023-5YR2 Class A3	6.66	07/15/56	69,000	73,110
BBCMS Mortgage Trust 2024-5C25 Class A3	5.95	03/15/57	43,000	44,929
CGMS Commercial Mortgage Trust 2017-B1 Class A3	3.20	08/15/50	47,935	46,533
COMM Mortgage Trust 2016-CR28 Class A4	3.76	02/10/49	48,000	47,678
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C24 Class A4	3.73	05/15/48	31,000	30,891
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	48,757
				313,118
WHOLE LOAN COLLATERAL – 0.7%
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	22,377	20,166
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	28,590	26,602
				46,768
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $357,407)				359,886

CORPORATE BONDS – 11.7%
AUTO MANUFACTURERS – 0.3%
General Motors Financial Co., Inc.	5.05	04/04/28	20,000	20,054

BANKS – 3.0%
Bank of America Corp.(2)	4.38	–	15,000	14,410
Bank of New York Mellon Corp.(2)	3.75	–	19,000	18,007
Citigroup, Inc.(2)	4.00	–	15,000	14,706
Citizens Financial Group, Inc.(2)	5.65	–	18,000	17,910
JP Morgan Chase & Co.	1.58	04/22/27	20,000	19,446
Northern Trust Corp.(2)	4.60	–	24,000	23,558
PNC Financial Services Group, Inc.(2)	6.00	–	24,000	23,797
Truist Financial Corp.(2)	5.10	–	18,000	17,279
US Bancorp(2)	3.70	–	31,000	29,038
Wells Fargo & Co.(2)	3.90	–	18,000	17,690
				195,841
BUILDING MATERIALS – 0.3%
Standard Industries, Inc./NY(1)	4.38	07/15/30	19,000	17,739

COMMERCIAL SERVICES – 0.6%
Element Fleet Management Corp.(1)	5.64	03/13/27	20,000	20,350
Triton Container International Ltd.(1)	2.05	04/15/26	20,000	19,428
				39,778

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 1.8%
American Express Co.(2)	3.55	–	$25,000	$23,983
Charles Schwab Corp.(2)	5.38	–	18,000	17,985
GGAM Finance Ltd.(1)	8.00	02/15/27	17,000	17,468
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	18,000	17,708
Navient Corp.	4.88	03/15/28	19,000	18,292
SLM Corp.	6.50	01/31/30	17,000	17,565
				113,001
ENTERTAINMENT – 0.3%
Warnermedia Holdings, Inc.	3.76	03/15/27	20,000	19,469

HEALTHCARE-SERVICES – 0.3%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	18,000	17,373

INSURANCE – 1.2%
Athene Global Funding(1)	1.73	10/02/26	20,000	19,233
F&G Global Funding(1)	1.75	06/30/26	20,000	19,386
MetLife, Inc.(2)	3.85	–	18,000	17,820
SBL Holdings, Inc.(1)	5.13	11/13/26	20,000	19,845
				76,284
INTERNET – 0.3%
Wayfair LLC(1)	7.25	10/31/29	18,000	16,486

INVESTMENT COMPANIES – 1.2%
Blue Owl Technology Finance Corp.(1)	3.75	06/17/26	20,000	19,517
Golub Capital BDC, Inc.	2.50	08/24/26	20,000	19,249
HPS Corporate Lending Fund	6.75	01/30/29	20,000	20,603
Sixth Street Lending Partners	6.50	03/11/29	20,000	20,345
				79,714
MISCELLANEOUS MANUFACTURER – 0.3%
Axon Enterprise, Inc.(1)	6.13	03/15/30	18,000	18,358

OIL & GAS – 0.3%
Parkland Corp.(1)	6.63	08/15/32	18,000	17,935

PRIVATE EQUITY – 0.3%
Hercules Capital, Inc.	2.63	09/16/26	20,000	19,067

REAL ESTATE INVESTMENT TRUST (REITS) – 0.9%
Boston Properties LP	2.75	10/01/26	20,000	19,397
EPR Properties	4.75	12/15/26	20,000	19,834
VICI Properties LP/VICI Note Co., Inc.(1)	4.13	08/15/30	20,000	18,884
				58,115
RETAIL – 0.6%
Group 1 Automotive, Inc.(1)	6.38	01/15/30	18,000	18,218
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	19,000	17,716
				35,934
TOTAL CORPORATE BONDS (Cost - $749,323)				745,148

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MUNICIPAL BONDS – 76.2%
ALABAMA – 3.9%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	$100,000	$98,145
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	50,000	53,053
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	100,000	102,568
				253,766
CALIFORNIA – 1.6%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	104,843

FLORIDA – 1.7%
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	100,000	104,942

GEORGIA – 1.6%
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	99,182

ILLINOIS – 2.8%
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/45	175,000	178,881

MASSACHUSETTS – 61.1%
Berkshire Wind Power Cooperative Corp., Revenue Bonds	5.00	07/01/30	200,000	207,255
Bristol-Plymouth Regional Vocational Technical School District, General Obligation	4.00	04/01/38	200,000	199,078
City of Boston, General Obligation	5.00	11/01/27	75,000	79,068
City of Somerville, General Obligation	5.00	06/01/28	205,000	218,511
City of Worcester, General Obligation	5.00	02/15/37	175,000	193,277
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/53	230,000	238,880
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/53	200,000	206,545
Dennis-Yarmouth Regional School District, General Obligation	5.00	11/01/52	200,000	206,407
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds	5.00	07/01/52	200,000	204,856
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	05/15/55	200,000	224,144
Massachusetts Development Finance Agency, Series B, Revenue Bonds	4.00	10/01/48	150,000	141,075
Massachusetts Development Finance Agency, Series D, Revenue Bonds	5.00	07/01/47	200,000	204,274
Massachusetts School Building Authority, Series C, Revenue Bonds	5.00	11/15/33	165,000	168,317
Massachusetts Water Resources Authority, Series B, Revenue Bonds	5.00	08/01/43	200,000	212,747
Nauset Regional School District, General Obligation	5.00	05/15/28	150,000	159,082
Town of Lynnfield, General Obligation	4.00	02/01/45	150,000	140,699
Town of Nantucket, General Obligation	5.00	03/15/34	165,000	189,046
Town of Webster, General Obligation	4.00	02/01/41	175,000	170,192
Town of Winchester, General Obligation	4.00	03/15/50	195,000	180,214
University of Massachusetts Building Authority, Series 1, Revenue Bonds	4.00	11/01/46	200,000	183,442
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, Revenue Bonds	5.00	03/01/27	185,000	192,430
				3,919,539
PENNSYLVANIA – 1.8%
Cumberland County Municipal Authority, Revenue Bonds	5.00	05/01/32	115,000	116,343

TEXAS – 1.7%
Ector County Independent School District, Series A, General Obligation	5.00	08/15/39	100,000	108,063
TOTAL MUNICIPAL BONDS (Cost - $4,994,525)				4,885,559

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.5%
TIME DEPOSITS – 0.5%
Citibank, New York	3.68	05/01/25	$35,171	$35,171
TOTAL SHORT-TERM INVESTMENTS (Cost - $35,171)				35,171

TOTAL INVESTMENTS – 98.9% (Cost - $6,447,987)				$6,338,544
OTHER ASSETS LESS LIABILITIES – 1.1%				73,151
NET ASSETS – 100.0%				$6,411,695

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $655,192 and represents 10.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 95.7%
OTHER ABS – 95.7%
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class DRR (CME Term SOFR 3 Month + 4.15%)(1)	8.42	07/20/37	$300,000	$301,266
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class B (CME Term SOFR 3 Month + 3.50%)(1)	7.78	04/29/35	4,000,000	3,999,080
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class D (CME Term SOFR 3 Month + 6.60%)(1)	10.88	04/29/35	2,500,000	2,500,362
ABPCI DIRECT LENDING FUND CLO XV Ltd. 2023-15A Class E (CME Term SOFR 3 Month + 8.60%)(1)	12.88	10/30/35	1,000,000	1,002,914
ABPCI Direct Lending Fund CLO XVII LLC 2024-17A Class D (CME Term SOFR 3 Month + 4.70%)(1)	8.98	08/01/36	340,000	340,705
Aimco CLO 20 Ltd. 2023-20A Class E (CME Term SOFR 3 Month + 7.00%)(1)	11.26	10/16/36	400,000	403,362
AMMC CLO 28 Ltd. 2024-28A Class E (CME Term SOFR 3 Month + 6.70%)(1)	10.97	07/20/37	1,220,000	1,216,312
Antares CLO 2018-3 Ltd. 2018-3A Class A1R (CME Term SOFR 3 Month + 1.59%)(1)	5.86	07/20/36	600,000	596,846
Antares CLO 2019-2 Ltd. 2019-2A Class A1R (CME Term SOFR 3 Month + 1.95%)(1)	6.23	01/23/36	1,000,000	1,003,489
Ares LXIX CLO Ltd. 2024-69A Class E (CME Term SOFR 3 Month + 6.50%)(1)	10.76	04/15/36	600,000	598,526
Bain Capital Credit CLO 2020-2 Ltd. 2020-2A Class ER (CME Term SOFR 3 Month + 6.87%)(1)	11.14	07/19/34	845,000	839,822
Ballyrock CLO 2019-2 Ltd. 2019-2A Class D1RR (CME Term SOFR 3 Month + 6.25%)(1)	10.57	02/20/36	500,000	497,002
Barings CLO Ltd. 2024-IV 2024-4A Class E (CME Term SOFR 3 Month + 5.95%)(1)	10.22	10/20/37	1,750,000	1,755,331
Barings Middle Market CLO 2023-I Ltd. 2023-IA Class C (CME Term SOFR 3 Month + 6.40%)(1)	10.67	01/20/36	2,250,000	2,279,961
BCC Middle Market CLO 2024-1 LLC 2024-1A Class A1 (CME Term SOFR 3 Month + 1.75%)(1)	6.03	07/17/36	2,350,000	2,358,265
BCC Middle Market CLO 2024-1 LLC 2024-1A Class D (CME Term SOFR 3 Month + 4.50%)(1)	8.78	07/17/36	3,000,000	3,020,724
BCRED CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 2.35%)(1)	6.62	04/20/36	900,000	905,727
Blackrock Shasta CLO XIV LLC 2024-2A Class C (CME Term SOFR 3 Month + 2.50%)(1)	6.76	07/15/36	1,000,000	999,958
BXSL CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 1.78%)(1)	6.24	10/20/36	750,000	748,523
CARLYLE US CLO 2017-3 Ltd. 2017-3A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.77	10/21/37	1,000,000	1,020,004
Carlyle US CLO 2024-8 Ltd. 2024-8A Class E (CME Term SOFR 3 Month + 5.50%)(1)	9.82	01/25/37	650,000	649,429
Churchill MMSLF CLO-III LP 2023-3A Class C (CME Term SOFR 3 Month + 4.20%)(1)	8.47	01/20/36	5,800,000	5,877,244
CIFC Funding 2017-III Ltd. 2017-3A Class ER (CME Term SOFR 3 Month + 6.70%)(1)	10.97	04/20/37	350,000	346,930
Danby Park CLO Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 5.95%)(1)	10.22	10/21/37	500,000	496,881
Deerpath Capital CLO 2020-1 Ltd. 2020-1A Class DR (CME Term SOFR 3 Month + 6.39%)(1)	10.67	04/17/34	2,000,000	2,015,586

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 95.7% (Continued)
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 2.60%)(1)	6.86	07/15/36	$1,000,000	$1,004,771
Dryden 85 CLO Ltd. 2020-85A Class ER2 (CME Term SOFR 3 Month + 7.00%)(1)	11.26	07/15/37	2,000,000	1,999,998
Elmwood CLO V Ltd. 2020-2A Class ERR (CME Term SOFR 3 Month + 5.75%)(1)	10.02	10/20/37	1,900,000	1,890,365
Golub Capital Partners CLO 17 Ltd. 2013-17A Class A1RR (CME Term SOFR 3 Month + 1.47%)(1)	5.77	02/09/39	1,500,000	1,491,212
Golub Capital Partners CLO 31M Ltd. 2016-31A Class A1RR (CME Term SOFR 3 Month + 1.60%)(1)	6.21	11/05/37	2,000,000	1,993,148
Golub Capital Partners CLO 38M Ltd. 2018-38A Class BR (CME Term SOFR 3 Month + 1.95%)(1)	6.23	07/28/36	1,000,000	999,992
Golub Capital Partners CLO 42M-R 2019-42RA Class DR (CME Term SOFR 3 Month + 6.10%)(1)	10.38	01/20/36	5,000,000	5,026,950
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)(1)	5.89	07/20/37	9,000,000	8,947,368
Golub Capital Partners CLO 67M 2023-67A Class A1 (CME Term SOFR 3 Month + 2.50%)(1)	6.80	05/09/36	2,000,000	2,002,916
Golub Capital Partners CLO 67M 2023-67A Class C (CME Term SOFR 3 Month + 4.30%)(1)	8.60	05/09/36	1,200,000	1,203,290
Invesco US CLO 2024-1 Ltd. 2024-1RA Class ER (CME Term SOFR 3 Month + 7.40%)(1)	11.66	04/15/37	1,250,000	1,254,831
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class A (CME Term SOFR 3 Month + 2.40%)(1)	6.67	04/20/35	4,500,000	4,502,439
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class B (CME Term SOFR 3 Month + 3.50%)(1)	7.77	04/20/35	1,000,000	1,000,155
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class D (CME Term SOFR 3 Month + 5.05%)(1)	9.32	04/20/36	3,500,000	3,515,666
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)(1)	5.96	01/15/37	600,000	598,657
Lake Shore MM CLO IV Ltd. 2021-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	8.51	01/15/37	488,000	494,954
Lake Shore MM CLO V LLC 2022-1A Class BR (CME Term SOFR 3 Month + 4.15%)(1)	8.41	01/15/37	1,400,000	1,392,184
Maranon Loan Funding 2021-3 Ltd. 2021-3A Class DR (CME Term SOFR 3 Month + 4.81%)(1)	9.07	10/15/36	5,000,000	5,021,305
Maranon Loan Funding 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 1.95%)(1)	6.21	07/15/36	250,000	249,735
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)(1)	6.82	10/20/37	6,000,000	6,003,600
MCF CLO V LLC 2017-1A Class DR2 (CME Term SOFR 3 Month + 4.15%)(1)	8.42	10/20/37	1,200,000	1,202,089
MCF CLO VIII Ltd. 2018-1A Class DR (CME Term SOFR 3 Month + 5.15%)(1)	9.42	04/18/36	2,000,000	2,012,852
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)(1)	6.53	10/24/34	6,000,000	5,975,418
Monroe Capital MML CLO XV LLC 2023-1A Class D (CME Term SOFR 3 Month + 6.55%)(1)	10.83	09/23/35	750,000	755,997
Octagon 66 Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 7.62%)(1)	11.94	11/16/36	937,500	940,971
Octagon Investment Partners 28 Ltd. 2016-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.78	04/24/37	4,000,000	4,022,232

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

April 30, 2025 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 95.7% (Continued)
Owl Rock CLO III Ltd. 2020-3A Class AR (CME Term SOFR 3 Month + 1.85%)(1)	6.12	04/20/36	$1,000,000	$1,003,254
Owl Rock CLO X LLC 2023-10A Class BR (CME Term SOFR 3 Month + 1.70%)(1)	5.96	04/20/37	600,000	596,245
Woodmont 2022-10 Trust 2022-10A Class CR (CME Term SOFR 3 Month + 2.10%)(1)	6.42	04/15/38	5,000,000	4,949,260
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)(1)	5.98	10/25/36	600,000	599,478
TOTAL ASSET-BACKED SECURITIES (Cost - $109,529,158)				108,425,581

SHORT-TERM INVESTMENTS – 3.9%
TIME DEPOSITS – 3.9%
JP Morgan Chase, New York	3.68	05/01/25	4,438,370	4,438,370
TOTAL SHORT-TERM INVESTMENTS (Cost - $4,438,370)				4,438,370

TOTAL INVESTMENTS – 99.6% (Cost - $113,967,528)				$112,863,951
OTHER ASSETS LESS LIABILITIES – 0.4%				435,467
NET ASSETS – 100.0%				$113,299,418

SOFR	Secured Overnight Financing Rate

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at April 30, 2025, amounts to $108,425,581 and represents 95.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities

April 30, 2025 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
ASSETS:
Investments in securities, at value	$53,924,132	$76,424,161	$30,333,633	$39,357,396	$11,393,441
Cash	6,426	–	–	–	–
Receivable for investments sold	572,819	1,342,042	1,386,499	1,097,520	–
Interest income receivable	927,375	1,423,821	433,337	675,677	214,920
TOTAL ASSETS	55,430,752	79,190,024	32,153,469	41,130,593	11,608,361
LIABILITIES:
Payable for investments purchased	1,068,216	1,365,036	1,762,679	991,788	369,836
Management fees payable (Note 3)	17,550	25,521	9,826	12,841	3,546
TOTAL LIABILITIES	1,085,766	1,390,557	1,772,505	1,004,629	373,382
NET ASSETS	$54,344,986	$77,799,467	$30,380,964	$40,125,964	$11,234,979

COMPONENTS OF NET ASSETS
Paid-in capital	55,884,936	79,630,802	31,300,923	39,542,084	12,101,461
Total distributable earnings/(accumulated loss)	(1,539,950)	(1,831,335)	(919,959)	583,880	(866,482)
NET ASSETS	$54,344,986	$77,799,467	$30,380,964	$40,125,964	$11,234,979

Shares outstanding	1,450,000	2,275,000	875,000	1,075,000	302,500
Net asset value, offering and redemption price per share	$37.48	$34.20	$34.72	$37.33	$37.14
Investment in securities, at cost	$54,916,723	$77,960,496	$30,430,901	$39,062,477	$11,971,844

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2025 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF		BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
ASSETS:
Investments in securities, at value	$41,555,288	$23,152,597	$30,546,012	(a)	$277,477,407	$28,779,051
Cash	–	–	–		–	893
Receivable for investments sold	293,755	346,580	–		5,081,876	329,039
Interest income receivable	655,361	333,072	–		4,117,329	540,280
Due from the Adviser	–	–	59,984		–	–
Other assets	–	–	3,615		–	–
TOTAL ASSETS	42,504,404	23,832,249	30,609,611		286,676,612	29,649,263
LIABILITIES:
Due to custodian	–	1,346	–		–	–
Payable for investments purchased	463,302	309,478	–		5,969,028	582,092
Management fees payable (Note 3)	14,066	7,463	–		45,661	7,089
Administration fees payable (Note 3)	–	–	27,854		–	–
Audit fees payable	–	–	26,308		–	–
Legal fees payable	–	–	48,541		–	–
TOTAL LIABILITIES	477,368	318,287	102,703		6,014,689	589,181
NET ASSETS	$42,027,036	$23,513,962	$30,506,908		$280,661,923	$29,060,082

COMPONENTS OF NET ASSETS
Paid-in capital	43,907,436	23,958,647	89,540,776		281,655,291	29,649,064
Total distributable earnings/(accumulated loss)	(1,880,400)	(444,685)	(59,033,868)		(993,368)	(588,982)
NET ASSETS	$42,027,036	$23,513,962	$30,506,908		$280,661,923	$29,060,082

Shares outstanding	1,150,000	625,000	2,050,000		7,000,000	750,000
Net asset value, offering and redemption price per share	$36.55	$37.62	$14.88		$40.09	$38.75
Investment in securities, at cost	$42,673,914	$23,475,397	$30,352,328		$279,020,839	$29,158,221

(a)	For the BondBloxx USD High Yield Bond Sector Rotation ETF, $30,477,324 (cost $30,283,640) is invested in affiliated investment companies of the BondBloxx ETF Trust.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2025 (Unaudited)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
ASSETS:
Investments in securities, at value	$120,886,087	$118,555,008	$10,023,219	$7,003,247	$340,588,686
Cash	1,200	–	75	–	1,409
Receivable for investments sold	2,553,478	2,852,064	498,141	220,380	7,219,183
Interest income receivable	2,649,033	1,283,699	119,954	101,322	4,129,992
TOTAL ASSETS	126,089,798	122,690,771	10,641,389	7,324,949	351,939,270
LIABILITIES:
Payable for investments purchased	3,007,625	2,626,428	480,934	215,799	8,557,155
Management fees payable (Note 3)	40,485	17,387	1,882	1,102	80,748
TOTAL LIABILITIES	3,048,110	2,643,815	482,816	216,901	8,637,903
NET ASSETS	$123,041,688	$120,046,956	$10,158,573	$7,108,048	$343,301,367

COMPONENTS OF NET ASSETS
Paid-in capital	129,392,565	118,446,530	10,133,840	7,513,310	331,612,000
Total distributable earnings/(accumulated loss)	(6,350,877)	1,600,426	24,733	(405,262)	11,689,367
NET ASSETS	$123,041,688	$120,046,956	$10,158,573	$7,108,048	$343,301,367

Shares outstanding	3,300,000	2,350,000	200,000	150,000	8,150,000
Net asset value, offering and redemption price per share	$37.29	$51.08	$50.79	$47.39	$42.12
Investment in securities, at cost	$127,533,453	$117,706,970	$10,046,065	$7,343,651	$332,500,969
Foreign currency, at cost	$–	$–	$–	$–	$2,258

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2025 (Unaudited)

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
ASSETS:
Investments in securities, at value	$1,325,175,491	$577,551,907	$128,573,640	$150,560,244	$146,544,285
Cash	–	1,404	–	536	320
Receivable for investments sold	84,861,001	46,184,636	4,759,651	6,537,489	9,667,792
Receivable for shares created	–	–	–	–	1,983,220
Interest income receivable	–	4,145,484	816,112	990,144	1,070,421
TOTAL ASSETS	1,410,036,492	627,883,431	134,149,403	158,088,413	159,266,038
LIABILITIES:
Due to custodian	10,795	–	–	–	–
Payable for investments purchased	84,837,010	45,628,605	4,880,500	6,268,517	11,011,524
Management fees payable (Note 3)	27,471	15,250	5,230	6,134	9,695
TOTAL LIABILITIES	84,875,276	45,643,855	4,885,730	6,274,651	11,021,219
NET ASSETS	$1,325,161,216	$582,239,576	$129,263,673	$151,813,762	$148,244,819

COMPONENTS OF NET ASSETS
Paid-in capital	1,321,654,371	581,924,473	128,698,506	149,968,602	145,074,246
Total distributable earnings/(accumulated loss)	3,506,845	315,103	565,167	1,845,160	3,170,573
NET ASSETS	$1,325,161,216	$582,239,576	$129,263,673	$151,813,762	$148,244,819

Shares outstanding	26,320,000	11,700,000	2,600,000	3,040,000	2,990,000
Net asset value, offering and redemption price per share	$50.35	$49.76	$49.72	$49.94	$49.58
Investment in securities, at cost	$1,324,698,539	$576,153,219	$127,303,513	$148,462,265	$145,116,425

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2025 (Unaudited)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF	BondBloxx IR+M Tax-Aware Intermediate Duration ETF
ASSETS:
Investments in securities, at value	$143,966,194	$557,592,431	$60,131,687	$167,541,069	$9,807,725
Receivable for investments sold	10,518,924	18,304,808	2,215,783	–	–
Interest income receivable	1,636,047	6,822,648	469,046	1,944,486	111,183
TOTAL ASSETS	156,121,165	582,719,887	62,816,516	169,485,555	9,918,908
LIABILITIES:
Due to custodian	–	55,320	–	–	–
Payable for investments purchased	10,044,677	15,901,438	2,105,167	1,650,230	–
Management fees payable (Note 3)	5,789	33,038	6,208	46,746	2,796
TOTAL LIABILITIES	10,050,466	15,989,796	2,111,375	1,696,976	2,796
NET ASSETS	$146,070,699	$566,730,091	$60,705,141	$167,788,579	$9,916,112

COMPONENTS OF NET ASSETS
Paid-in capital	144,230,367	563,388,738	70,842,452	167,283,548	9,996,607
Total distributable earnings/(accumulated loss)	1,840,332	3,341,353	(10,137,311)	505,031	(80,495)
NET ASSETS	$146,070,699	$566,730,091	$60,705,141	$167,788,579	$9,916,112

Shares outstanding	3,040,000	12,200,000	1,550,000	3,330,000	200,000
Net asset value, offering and redemption price per share	$48.05	$46.45	$39.16	$50.39	$49.58
Investment in securities, at cost	$141,944,892	$557,298,969	$62,933,113	$167,475,755	$9,933,854

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Assets and Liabilities (Continued)

April 30, 2025 (Unaudited)

	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	BondBloxx Private Credit CLO ETF
ASSETS:
Investments in securities, at value	$6,338,544	$112,863,951
Interest income receivable	74,946	495,408
TOTAL ASSETS	6,413,490	113,359,359
LIABILITIES:
Management fees payable (Note 3)	1,795	59,941
TOTAL LIABILITIES	1,795	59,941
NET ASSETS	$6,411,695	$113,299,418

COMPONENTS OF NET ASSETS
Paid-in capital	6,491,328	113,796,494
Total distributable earnings/(accumulated loss)	(79,633)	(497,076)
NET ASSETS	$6,411,695	$113,299,418

Shares outstanding	130,000	2,250,000
Net asset value, offering and redemption price per share	$49.32	$50.36
Investment in securities, at cost	$6,447,987	$113,967,528

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations

For the Period Ended April 30, 2025 (Unaudited)

	BondBloxx USD High Yield Bond Industrial Sector ETF	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	BondBloxx USD High Yield Bond Healthcare Sector ETF	BondBloxx USD High Yield Bond Financial & REIT Sector ETF	BondBloxx USD High Yield Bond Energy Sector ETF
INVESTMENT INCOME:
Interest income	$2,725,914	$4,624,511	$1,622,314	$2,048,761	$499,807
Total income	2,725,914	4,624,511	1,622,314	2,048,761	499,807
EXPENSES:
Management fees (Note 3)	137,397	197,271	78,110	98,597	25,128
Total Expenses	137,397	197,271	78,110	98,597	25,128
NET INVESTMENT INCOME/(LOSS)	2,588,517	4,427,240	1,544,204	1,950,164	474,679

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(13,901)	37,470	(122,418)	70,694	(1,027)
Unaffiliated in-kind redemptions	(659,947)	(313,664)	(353,840)	193,953	(193,595)
Net realized gain/(loss)	(673,848)	(276,194)	(476,258)	264,647	(194,622)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(1,442,932)	(3,080,095)	(549,841)	(1,111,992)	(505,458)
Change in unrealized appreciation/(depreciation)	(1,442,932)	(3,080,095)	(549,841)	(1,111,992)	(505,458)
Net Realized and Unrealized Gain/(Loss) on Investments	(2,116,780)	(3,356,289)	(1,026,099)	(847,345)	(700,080)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$471,737	$1,070,951	$518,105	$1,102,819	$(225,401)

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2025 (Unaudited)

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	BondBloxx USD High Yield Bond Sector Rotation ETF	BondBloxx BB Rated USD High Yield Corporate Bond ETF	BondBloxx B Rated USD High Yield Corporate Bond ETF
INVESTMENT INCOME:
Interest income	$2,368,863	$1,030,692	$1,801	$3,409,649	$899,638
Affiliated dividend income	–	–	1,000,244	–	–
Total income	2,368,863	1,030,692	1,002,045	3,409,649	899,638
EXPENSES:
Management fees (Note 3)	118,149	54,991	117,154	107,094	35,146
Administration fees (Note 3)	–	–	19,367	–	–
Audit fees	–	–	8,709	–	–
Legal fees	–	–	14,860	–	–
Shareholder reporting fees	–	–	2,229	–	–
Other expenses	17	–	2,740	–	–
Total Expenses	118,166	54,991	165,059	107,094	35,146
Fee waiver and expense reimbursement	–	–	(135,379)	–	–
Net Expenses	118,166	54,991	29,680	107,094	35,146
NET INVESTMENT INCOME/(LOSS)	2,250,697	975,701	972,365	3,302,555	864,492

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Unaffiliated investments in securities	(38,948)	(146,006)	–	(47,640)	(17,947)
Affiliated investments in securities	–	–	(4,932)	–	–
Unaffiliated in-kind redemptions	(774,832)	9,297	–	–	–
Affiliated in-kind redemptions	–	–	25,805	–	–
Net realized gain/(loss)	(813,780)	(136,709)	20,873	(47,640)	(17,947)
Change in unrealized appreciation/(depreciation) on:
Unaffiliated investments in securities	(1,658,073)	(472,749)	–	(2,776,386)	(722,134)
Affiliated investments in securities	–	–	(519,618)	–	–
Change in unrealized appreciation/(depreciation)	(1,658,073)	(472,749)	(519,618)	(2,776,386)	(722,134)
Net Realized and Unrealized Gain/(Loss) on Investments	(2,471,853)	(609,458)	(498,745)	(2,824,026)	(740,081)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(221,156)	$366,243	$473,620	$478,529	$124,411

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2025 (Unaudited)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	BondBloxx BBB Rated 10+ Year Corporate Bond ETF	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
INVESTMENT INCOME:
Interest income	$6,975,036	$2,009,538	$285,766	$276,881	$10,610,582
Other income	–	–	–	–	1,035
Total income	6,975,036	2,009,538	285,766	276,881	10,611,617
EXPENSES:
Management fees (Note 3)	255,929	75,529	10,240	8,967	450,416
Other expenses	216	–	–	–	101
Total Expenses	256,145	75,529	10,240	8,967	450,517
NET INVESTMENT INCOME/(LOSS)	6,718,891	1,934,009	275,526	267,914	10,161,100

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	205,855	58,835	(6,125)	(23,159)	2,095,458
Unaffiliated in-kind redemptions	496,820	253,179	4,735	(74,758)	503,240
Net realized gain/(loss)	702,675	312,014	(1,390)	(97,917)	2,598,698
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(9,651,318)	361,191	(13,385)	(374,965)	(2,742,292)
Foreign currency transactions	–	–	–	–	120
Change in unrealized appreciation/(depreciation)	(9,651,318)	361,191	(13,385)	(374,965)	(2,742,172)
Net Realized and Unrealized Gain/(Loss) on Investments	(8,948,643)	673,205	(14,775)	(472,882)	(143,474)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,229,752)	$2,607,214	$260,751	$(204,968)	$10,017,626

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2025 (Unaudited)

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	BondBloxx Bloomberg One Year Target Duration US Treasury ETF	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
INVESTMENT INCOME:
Interest income	$21,862,634	$13,399,323	$3,008,306	$2,305,013	$2,968,537
Total income	21,862,634	13,399,323	3,008,306	2,305,013	2,968,537
EXPENSES:
Management fees (Note 3)	148,424	85,245	34,022	27,678	36,168
Other expenses	10,795	–	–	22	–
Total Expenses	159,219	85,245	34,022	27,700	36,168
NET INVESTMENT INCOME/(LOSS)	21,703,415	13,314,078	2,974,284	2,277,313	2,932,369

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(38,559)	(804,728)	(80,835)	(55,468)	(415,136)
Unaffiliated in-kind redemptions	122,878	515,649	200,890	(24,390)	2,886,868
Net realized gain/(loss)	84,319	(289,079)	120,055	(79,858)	2,471,732
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(232,092)	685,921	865,193	2,302,621	1,950,153
Change in unrealized appreciation/(depreciation)	(232,092)	685,921	865,193	2,302,621	1,950,153
Net Realized and Unrealized Gain/(Loss) on Investments	(147,773)	396,842	985,248	2,222,763	4,421,885
Net Increase/(Decrease) in Net Assets Resulting from Operations	$21,555,642	$13,710,920	$3,959,532	$4,500,076	$7,354,254

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2025 (Unaudited)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	BondBloxx IR+M Tax-Aware Short Duration ETF	BondBloxx IR+M Tax-Aware Intermediate Duration ETF(1)
INVESTMENT INCOME:
Interest income	$2,816,048	$7,785,655	$1,306,327	$2,873,389	$49,939
Total income	2,816,048	7,785,655	1,306,327	2,873,389	49,939
EXPENSES:
Management fees (Note 3)	32,845	131,375	34,682	244,470	4,305
Other expenses	–	34	–	–	–
Total Expenses	32,845	131,409	34,682	244,470	4,305
NET INVESTMENT INCOME/(LOSS)	2,783,203	7,654,246	1,271,645	2,628,919	45,634

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	(100,434)	(50,574)	(2,176,841)	7,650	–
Unaffiliated in-kind redemptions	774,357	3,221,550	75,981	–	–
Net realized gain/(loss)	673,923	3,170,976	(2,100,860)	7,650	–
Change in unrealized appreciation/(depreciation) on:
Investments in securities	2,463,002	3,889	(624,746)	(283,302)	(126,129)
Change in unrealized appreciation/(depreciation)	2,463,002	3,889	(624,746)	(283,302)	(126,129)
Net Realized and Unrealized Gain/(Loss) on Investments	3,136,925	3,174,865	(2,725,606)	(275,652)	(126,129)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$5,920,128	$10,829,111	$(1,453,961)	$2,353,267	$(80,495)

(1)	Fund commenced operations on March 11, 2025. Shares of TXXI were listed on the NYSE Arca, Inc. on March 13, 2025.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Operations (Continued)

For the Period Ended April 30, 2025 (Unaudited)

	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents(1)	BondBloxx Private Credit CLO ETF(2)
INVESTMENT INCOME:
Interest income	$32,691	$1,810,616
Total income	32,691	1,810,616
EXPENSES:
Management fees (Note 3)	2,881	157,385
Total Expenses	2,881	157,385
NET INVESTMENT INCOME/(LOSS)	29,810	1,653,231

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments in securities	–	(432)
Net realized gain/(loss)	–	(432)
Change in unrealized appreciation/(depreciation) on:
Investments in securities	(109,443)	(1,103,577)
Change in unrealized appreciation/(depreciation)	(109,443)	(1,103,577)
Net Realized and Unrealized Gain/(Loss) on Investments	(109,443)	(1,104,009)
Net Increase/(Decrease) in Net Assets Resulting from Operations	$(79,633)	$549,222

(1)	Fund commenced operations on March 11, 2025. Shares of TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.
(2)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets

	BondBloxx USD High Yield Bond Industrial Sector ETF		BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$2,588,517	$4,305,179	$4,427,240	$3,765,288
Net realized gain/(loss) on investments	(673,848)	1,045,907	(276,194)	(461,565)
Net change in unrealized appreciation/(depreciation) on investments	(1,442,932)	2,191,941	(3,080,095)	2,982,979
Net increase/(decrease) in net assets resulting from operations	471,737	7,543,027	1,070,951	6,286,702

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,698,240)	(4,150,759)	(4,585,729)	(3,279,475)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	7,379,120	64,498,700	17,375,125	77,171,915
Cost of shares redeemed	(32,801,763)	(26,741,290)	(43,990,105)	(1,644,690)
Net increase/(decrease) in net assets from capital transactions	(25,422,643)	37,757,410	(26,614,980)	75,527,225
Increase/(decrease) in net assets	(27,649,146)	41,149,678	(30,129,758)	78,534,452

NET ASSETS:
Beginning of period	81,994,132	40,844,454	107,929,225	29,394,773
End of period	$54,344,986	$81,994,132	$77,799,467	$107,929,225

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,150,000	1,150,000	3,100,000	900,000
Shares sold	200,000	1,700,000	500,000	2,250,000
Shares redeemed	(900,000)	(700,000)	(1,325,000)	(50,000)
Shares outstanding, end of period	1,450,000	2,150,000	2,275,000	3,100,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Healthcare Sector ETF		BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$1,544,204	$2,521,902	$1,950,164	$3,174,554
Net realized gain/(loss) on investments	(476,258)	1,457,182	264,647	380,192
Net change in unrealized appreciation/(depreciation) on investments	(549,841)	1,270,042	(1,111,992)	2,360,059
Net increase/(decrease) in net assets resulting from operations	518,105	5,249,126	1,102,819	5,914,805

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,615,384)	(2,329,068)	(2,037,562)	(3,043,682)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	845,460	63,690,200	5,503,005	31,621,560
Cost of shares redeemed	(16,882,090)	(30,083,830)	(22,663,690)	(5,676,945)
Net increase/(decrease) in net assets from capital transactions	(16,036,630)	33,606,370	(17,160,685)	25,944,615
Increase/(decrease) in net assets	(17,133,909)	36,526,428	(18,095,428)	28,815,738

NET ASSETS:
Beginning of period	47,514,873	10,988,445	58,221,392	29,405,654
End of period	$30,380,964	$47,514,873	$40,125,964	$58,221,392

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,350,000	350,000	1,550,000	850,000
Shares sold	25,000	1,850,000	150,000	850,000
Shares redeemed	(500,000)	(850,000)	(625,000)	(150,000)
Shares outstanding, end of period	875,000	1,350,000	1,075,000	1,550,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Energy Sector ETF		BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$474,679	$2,838,821	$2,250,697	$3,151,573
Net realized gain/(loss) on investments	(194,622)	1,457,116	(813,780)	602,425
Net change in unrealized appreciation/(depreciation) on investments	(505,458)	415,664	(1,658,073)	1,251,658
Net increase/(decrease) in net assets resulting from operations	(225,401)	4,711,601	(221,156)	5,005,656

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(479,372)	(2,889,467)	(2,369,099)	(2,907,383)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	7,411,120	60,260,735	5,436,475	59,638,510
Cost of shares redeemed	(9,145,825)	(68,923,500)	(32,149,583)	(13,121,760)
Net increase/(decrease) in net assets from capital transactions	(1,734,705)	(8,662,765)	(26,713,108)	46,516,750
Increase/(decrease) in net assets	(2,439,478)	(6,840,631)	(29,303,363)	48,615,023

NET ASSETS:
Beginning of period	13,674,457	20,515,088	71,330,399	22,715,376
End of period	$11,234,979	$13,674,457	$42,027,036	$71,330,399

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	352,500	552,500	1,900,000	650,000
Shares sold	200,000	1,550,000	150,000	1,600,000
Shares redeemed	(250,000)	(1,750,000)	(900,000)	(350,000)
Shares outstanding, end of period	302,500	352,500	1,150,000	1,900,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF		BondBloxx USD High Yield Bond Sector Rotation ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$975,701	$879,509	$972,365	$2,319,662
Net realized gain/(loss) on investments	(136,709)	(32,146)	20,873	314,588
Net change in unrealized appreciation/(depreciation) on investments	(472,749)	682,035	(519,618)	1,506,932
Net increase/(decrease) in net assets resulting from operations	366,243	1,529,398	473,620	4,141,182

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,007,652)	(788,908)	(974,409)	(2,374,535)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,282,445	19,078,280	3,443,672	10,186,841
Cost of shares redeemed	(15,588,465)	–	(607,752)	(12,349,493)
Net increase/(decrease) in net assets from capital transactions	(6,306,020)	19,078,280	2,835,920	(2,162,652)
Increase/(decrease) in net assets	(6,947,429)	19,818,770	2,335,131	(396,005)

NET ASSETS:
Beginning of period	30,461,391	10,642,621	28,171,777	28,567,782
End of period	$23,513,962	$30,461,391	$30,506,908	$28,171,777

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	800,000	300,000	1,860,000	2,010,000
Shares sold	250,000	500,000	230,000	680,000
Shares redeemed	(425,000)	–	(40,000)	(830,000)
Shares outstanding, end of period	625,000	800,000	2,050,000	1,860,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BB Rated USD High Yield Corporate Bond ETF		BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$3,302,555	$3,618,729	$864,492	$1,146,359
Net realized gain/(loss) on investments	(47,640)	(66,191)	(17,947)	(124,812)
Net change in unrealized appreciation/(depreciation) on investments	(2,776,386)	3,645,457	(722,134)	958,463
Net increase/(decrease) in net assets resulting from operations	478,529	7,197,995	124,411	1,980,010

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,223,365)	(3,592,728)	(796,069)	(1,130,858)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	221,733,450	7,993,265	11,902,015	3,927,365
Net increase/(decrease) in net assets from capital transactions	221,733,450	7,993,265	11,902,015	3,927,365
Increase/(decrease) in net assets	219,988,614	11,598,532	11,230,357	4,776,517

NET ASSETS:
Beginning of period	60,673,309	49,074,777	17,829,725	13,053,208
End of period	$280,661,923	$60,673,309	$29,060,082	$17,829,725

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,500,000	1,300,000	450,000	350,000
Shares sold	5,500,000	200,000	300,000	100,000
Shares outstanding, end of period	7,000,000	1,500,000	750,000	450,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF		BondBloxx BBB Rated 1-5 Year Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(1)
OPERATIONS:
Net investment income/(loss)	$6,718,891	$6,236,459	$1,934,009	$1,179,731
Net realized gain/(loss) on investments	702,675	(857,965)	312,014	32,225
Net change in unrealized appreciation/(depreciation) on investments	(9,651,318)	4,123,310	361,191	486,847
Net increase/(decrease) in net assets resulting from operations	(2,229,752)	9,501,804	2,607,214	1,698,803

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(6,531,619)	(5,483,094)	(1,786,226)	(919,365)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	62,492,640	86,475,075	75,955,830	62,740,120
Cost of shares redeemed	(35,193,250)	(5,670,525)	(20,249,420)	–
Net increase/(decrease) in net assets from capital transactions	27,299,390	80,804,550	55,706,410	62,740,120
Increase/(decrease) in net assets	18,538,019	84,823,260	56,527,398	63,519,558

NET ASSETS:
Beginning of period	104,503,669	19,680,409	63,519,558	–
End of period	$123,041,688	$104,503,669	$120,046,956	$63,519,558

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,650,000	550,000	1,250,000	–
Shares sold	1,600,000	2,250,000	1,500,000	1,250,000
Shares redeemed	(950,000)	(150,000)	(400,000)	–
Shares outstanding, end of period	3,300,000	2,650,000	2,350,000	1,250,000

(1)	Fund commenced operations on January 23, 2024. Shares of BBBS were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx BBB Rated 5-10 Year Corporate Bond ETF		BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(1)	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(1)
OPERATIONS:
Net investment income/(loss)	$275,526	$205,920	$267,914	$249,830
Net realized gain/(loss) on investments	(1,390)	(1,872)	(97,917)	6,237
Net change in unrealized appreciation/(depreciation) on investments	(13,385)	(9,461)	(374,965)	34,561
Net increase/(decrease) in net assets resulting from operations	260,751	194,587	(204,968)	290,628

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(257,075)	(173,530)	(276,277)	(214,645)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	5,056,875	7,595,425	5,004,300	7,328,975
Cost of shares redeemed	(2,518,460)	–	(4,819,965)	–
Net increase/(decrease) in net assets from capital transactions	2,538,415	7,595,425	184,335	7,328,975
Increase/(decrease) in net assets	2,542,091	7,616,482	(296,910)	7,404,958

NET ASSETS:
Beginning of period	7,616,482	–	7,404,958	–
End of period	$10,158,573	$7,616,482	$7,108,048	$7,404,958

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	150,000	–	150,000	–
Shares sold	100,000	150,000	100,000	150,000
Shares redeemed	(50,000)	–	(100,000)	–
Shares outstanding, end of period	200,000	150,000	150,000	150,000

(1)	Funds commenced operations on January 23, 2024. Shares of BBBI and BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF		BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$10,161,100	$13,761,220	$21,703,415	$55,509,311
Net realized gain/(loss) on investments	2,598,698	1,663,979	84,319	1,111,138
Net change in unrealized appreciation/(depreciation) on investments	(2,742,172)	16,280,703	(232,092)	1,135,352
Net increase/(decrease) in net assets resulting from operations	10,017,626	31,705,902	21,555,642	57,755,801

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(10,165,739)	(13,454,640)	(21,477,173)	(56,714,301)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	99,128,520	75,504,760	541,150,752	641,133,646
Cost of shares redeemed	(10,535,370)	(22,318,460)	(116,010,805)	(839,117,347)
Net increase/(decrease) in net assets from capital transactions	88,593,150	53,186,300	425,139,947	(197,983,701)
Increase/(decrease) in net assets	88,445,037	71,437,562	425,218,416	(196,942,201)

NET ASSETS:
Beginning of period	254,856,330	183,418,768	899,942,800	1,096,885,001
End of period	$343,301,367	$254,856,330	$1,325,161,216	$899,942,800

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	6,050,000	4,750,000	17,870,000	21,810,000
Shares sold	2,350,000	1,850,000	10,760,000	12,760,000
Shares redeemed	(250,000)	(550,000)	(2,310,000)	(16,700,000)
Shares outstanding, end of period	8,150,000	6,050,000	26,320,000	17,870,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF		BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$13,314,078	$25,616,717	$2,974,284	$5,222,465
Net realized gain/(loss) on investments	(289,079)	(823,627)	120,055	(365,491)
Net change in unrealized appreciation/(depreciation) on investments	685,921	1,992,594	865,193	1,635,022
Net increase/(decrease) in net assets resulting from operations	13,710,920	26,785,684	3,959,532	6,491,996

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(13,234,822)	(25,788,925)	(3,092,424)	(5,054,888)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	207,328,584	364,720,110	16,235,802	84,523,977
Cost of shares redeemed	(158,809,792)	(359,698,756)	(38,368,066)	(40,461,786)
Net increase/(decrease) in net assets from capital transactions	48,518,792	5,021,354	(22,132,264)	44,062,191
Increase/(decrease) in net assets	48,994,890	6,018,113	(21,265,156)	45,499,299

NET ASSETS:
Beginning of period	533,244,686	527,226,573	150,528,829	105,029,530
End of period	$582,239,576	$533,244,686	$129,263,673	$150,528,829

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	10,720,000	10,600,000	3,050,000	2,150,000
Shares sold	4,180,000	7,350,000	330,000	1,720,000
Shares redeemed	(3,200,000)	(7,230,000)	(780,000)	(820,000)
Shares outstanding, end of period	11,700,000	10,720,000	2,600,000	3,050,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF		BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$2,277,313	$2,335,059	$2,932,369	$3,162,261
Net realized gain/(loss) on investments	(79,858)	(246,053)	2,471,732	(431,463)
Net change in unrealized appreciation/(depreciation) on investments	2,302,621	371,980	1,950,153	1,008,714
Net increase/(decrease) in net assets resulting from operations	4,500,076	2,460,986	7,354,254	3,739,512

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,112,356)	(2,091,424)	(2,564,846)	(2,880,621)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	91,092,825	74,850,057	736,445,123	95,850,308
Cost of shares redeemed	(42,392,517)	(3,414,716)	(714,993,421)	(11,238,815)
Net increase/(decrease) in net assets from capital transactions	48,700,308	71,435,341	21,451,702	84,611,493
Increase/(decrease) in net assets	51,088,028	71,804,903	26,241,110	85,470,384

NET ASSETS:
Beginning of period	100,725,734	28,920,831	122,003,709	36,533,325
End of period	$151,813,762	$100,725,734	$148,244,819	$122,003,709

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,050,000	600,000	2,510,000	780,000
Shares sold	1,860,000	1,520,000	15,100,000	1,960,000
Shares redeemed	(870,000)	(70,000)	(14,620,000)	(230,000)
Shares outstanding, end of period	3,040,000	2,050,000	2,990,000	2,510,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF		BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
OPERATIONS:
Net investment income/(loss)	$2,783,203	$4,879,225	$7,654,246	$6,749,206
Net realized gain/(loss) on investments	673,923	1,581,129	3,170,976	736,813
Net change in unrealized appreciation/(depreciation) on investments	2,463,002	1,725,277	3,889	3,397,988
Net increase/(decrease) in net assets resulting from operations	5,920,128	8,185,631	10,829,111	10,884,007

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(2,713,814)	(4,558,289)	(6,572,952)	(6,063,656)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	59,039,020	115,311,800	489,417,023	223,876,177
Cost of shares redeemed	(26,005,854)	(62,758,450)	(162,986,868)	(35,263,199)
Net increase/(decrease) in net assets from capital transactions	33,033,166	52,553,350	326,430,155	188,612,978
Increase/(decrease) in net assets	36,239,480	56,180,692	330,686,314	193,433,329

NET ASSETS:
Beginning of period	109,831,219	53,650,527	236,043,777	42,610,448
End of period	$146,070,699	$109,831,219	$566,730,091	$236,043,777

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,320,000	1,190,000	5,100,000	990,000
Shares sold	1,270,000	2,440,000	10,630,000	4,870,000
Shares redeemed	(550,000)	(1,310,000)	(3,530,000)	(760,000)
Shares outstanding, end of period	3,040,000	2,320,000	12,200,000	5,100,000

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF		BondBloxx IR+M Tax-Aware Short Duration ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(2)
OPERATIONS:
Net investment income/(loss)	$1,271,645	$1,424,676	$2,628,919	$1,549,506
Net realized gain/(loss) on investments	(2,100,860)	(1,982,008)	7,650	(79,673)
Net change in unrealized appreciation/(depreciation) on investments	(624,746)	2,757,832	(283,302)	348,616
Net increase/(decrease) in net assets resulting from operations	(1,453,961)	2,200,500	2,353,267	1,818,449

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	(1,249,755)	(1,309,183)	(2,425,310)	(1,241,375)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	21,869,441	45,412,326	61,941,801	105,341,747
Cost of shares redeemed	(10,472,894)	(17,380,827)	–	–
Net increase/(decrease) in net assets from capital transactions	11,396,547	28,031,499	61,941,801	105,341,747
Increase/(decrease) in net assets	8,692,831	28,922,816	61,869,758	105,918,821

NET ASSETS:
Beginning of period	52,012,310	23,089,494	105,918,821	–
End of period	$60,705,141	$52,012,310	$167,788,579	$105,918,821

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,260,000	630,000	2,100,000	–
Shares sold	560,000	1,040,000	1,230,000	2,100,000
Shares redeemed	(270,000)	(410,000)	–	–
Shares outstanding, end of period	1,550,000	1,260,000	3,330,000	2,100,000

(2)	Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Statements of Changes in Net Assets (Continued)

	BondBloxx IR+M Tax-Aware Intermediate Duration ETF	BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	BondBloxx Private Credit CLO ETF
	For the Period Ended April 30, 2025 (Unaudited)(3)	For the Period Ended April 30, 2025 (Unaudited)(3)	For the Period Ended April 30, 2025 (Unaudited)(4)
OPERATIONS:
Net investment income/(loss)	$45,634	$29,810	$1,653,231
Net realized gain/(loss) on investments	–	–	(432)
Net change in unrealized appreciation/(depreciation) on investments	(126,129)	(109,443)	(1,103,577)
Net increase/(decrease) in net assets resulting from operations	(80,495)	(79,633)	549,222

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from distributable earnings	–	–	(1,046,298)

CAPITAL TRANSACTIONS:
Proceeds from shares sold	9,996,607	6,491,328	113,796,494
Net increase/(decrease) in net assets from capital transactions	9,996,607	6,491,328	113,796,494
Increase/(decrease) in net assets	9,916,112	6,411,695	113,299,418

NET ASSETS:
Beginning of period	–	–	–
End of period	$9,916,112	$6,411,695	$113,299,418

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	–	–	–
Shares sold	200,000	130,000	2,250,000
Shares redeemed	–	–	–
Shares outstanding, end of period	200,000	130,000	2,250,000

(3)	Funds commenced operations on March 11, 2025. Shares of TXXI and TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.
(4)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Industrial Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.14	$35.52	$35.75	$39.89
Income/(loss) from operations:
Net investment income/(loss)(2)	1.24	2.67	2.65	1.55
Net realized and unrealized gain/(loss) on investments	(0.66)	2.62	(0.59)	(4.25)
Total income/(loss) from operations	0.58	5.29	2.06	(2.70)

Distributions to shareholders:
Net investment income	(1.24)	(2.67)	(2.29)	(1.44)
Total distributions	(1.24)	(2.67)	(2.29)	(1.44)
Net Asset Value, end of period	$37.48	$38.14	$35.52	$35.75
Market Value, end of period	$37.50	$38.09	$35.60	$35.71
Total Return at Net Asset Value(3)	1.54%	15.31%	5.77%	(6.81)%
Total Return at Market Value(4)	1.72%	14.88%	6.12%	(6.88)%
Net Assets, end of period (millions)	$54.3	$82.0	$40.8	$3.6
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.59%	7.07%	7.23%	5.87	%(7)
Portfolio turnover rate(6)	12%	23%	21%	9%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYI were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with United States generally accepted accounting principles (“GAAP”) and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$34.82	$32.66	$34.79	$39.65
Income/(loss) from operations:
Net investment income/(loss)(2)	1.34	2.92	2.92	1.54
Net realized and unrealized gain/(loss) on investments	(0.61)	2.09	(2.60)	(5.05)
Total income/(loss) from operations	0.73	5.01	0.32	(3.51)

Distributions to shareholders:
Net investment income	(1.35)	(2.85)	(2.45)	(1.35)
Total distributions	(1.35)	(2.85)	(2.45)	(1.35)
Net Asset Value, end of period	$34.20	$34.82	$32.66	$34.79
Market Value, end of period	$34.20	$34.89	$32.77	$34.73
Total Return at Net Asset Value(3)	2.13%	16.02%	0.89%	(8.96)%
Total Return at Market Value(4)	1.91%	15.84%	1.39%	(9.03)%
Net Assets, end of period (millions)	$77.8	$107.9	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	7.85%	8.53%	8.60%	5.93	%(7)
Portfolio turnover rate(6)	16%	28%	14%	13%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYT were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Healthcare Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$35.20	$31.40	$32.64	$39.84
Income/(loss) from operations:
Net investment income/(loss)(2)	1.19	2.52	2.70	1.62
Net realized and unrealized gain/(loss) on investments	(0.47)	3.74	(0.94)	(7.58)
Total income/(loss) from operations	0.72	6.26	1.76	(5.96)

Distributions to shareholders:
Net investment income	(1.20)	(2.46)	(3.00)	(1.24)
Total distributions	(1.20)	(2.46)	(3.00)	(1.24)
Net Asset Value, end of period	$34.72	$35.20	$31.40	$32.64
Market Value, end of period	$34.76	$35.15	$31.49	$32.52
Total Return at Net Asset Value(3)	2.08%	20.50%	5.36%	(15.19)%
Total Return at Market Value(4)	2.34%	19.96%	6.03%	(15.47)%
Net Assets, end of period (millions)	$30.4	$47.5	$11.0	$8.2
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.92%	7.20%	8.23%	6.39	%(7)
Portfolio turnover rate(6)	15%	22%	18%	37%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYH were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Financial & REIT Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.56	$34.59	$34.99	$39.74
Income/(loss) from operations:
Net investment income/(loss)(2)	1.28	2.72	2.74	1.46
Net realized and unrealized gain/(loss) on investments	(0.22)	2.96	(0.70)	(4.86)
Total income/(loss) from operations	1.06	5.68	2.04	(3.40)

Distributions to shareholders:
Net investment income	(1.29)	(2.71)	(2.44)	(1.35)
Total distributions	(1.29)	(2.71)	(2.44)	(1.35)
Net Asset Value, end of period	$37.33	$37.56	$34.59	$34.99
Market Value, end of period	$37.40	$37.47	$34.68	$34.99
Total Return at Net Asset Value(3)	2.88%	16.89%	5.91%	(8.65)%
Total Return at Market Value(4)	3.31%	16.29%	6.17%	(8.72)%
Net Assets, end of period (millions)	$40.1	$58.2	$29.4	$3.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.92%	7.34%	7.71%	5.57	%(7)
Portfolio turnover rate(6)	14%	43%	32%	21%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYF were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Energy Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.79	$37.13	$37.12	$39.62
Income/(loss) from operations:
Net investment income/(loss)(2)	1.27	2.64	2.58	1.62
Net realized and unrealized gain/(loss) on investments	(1.68)	1.83	(0.14)	(2.74)
Total income/(loss) from operations	(0.41)	4.47	2.44	(1.12)

Distributions to shareholders:
Net investment income	(1.24)	(2.81)	(2.43)	(1.38)
Total distributions	(1.24)	(2.81)	(2.43)	(1.38)
Net Asset Value, end of period	$37.14	$38.79	$37.13	$37.12
Market Value, end of period	$37.26	$38.79	$37.23	$36.97
Total Return at Net Asset Value(3)	(1.14)%	12.32%	6.73%	(2.84)%
Total Return at Market Value(4)	(0.82)%	11.99%	7.43%	(3.19)%
Net Assets, end of period (millions)	$11.2	$13.7	$20.5	$7.5
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.61%	6.77%	6.85%	6.03	%(7)
Portfolio turnover rate(6)	11%	41%	37%	21%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYE were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$37.54	$34.95	$34.63	$39.87
Income/(loss) from operations:
Net investment income/(loss)(2)	1.23	2.59	2.70	1.57
Net realized and unrealized gain/(loss) on investments	(0.98)	2.55	0.02	(5.49)
Total income/(loss) from operations	0.25	5.14	2.72	(3.92)

Distributions to shareholders:
Net investment income	(1.24)	(2.55)	(2.40)	(1.32)
Total distributions	(1.24)	(2.55)	(2.40)	(1.32)
Net Asset Value, end of period	$36.55	$37.54	$34.95	$34.63
Market Value, end of period	$36.57	$37.47	$35.03	$34.45
Total Return at Net Asset Value(3)	0.64%	15.09%	7.98%	(9.96)%
Total Return at Market Value(4)	0.88%	14.60%	8.77%	(10.54)%
Net Assets, end of period (millions)	$42.0	$71.3	$22.7	$6.9
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.67%	6.92%	7.53%	6.05	%(7)
Portfolio turnover rate(6)	16%	37%	24%	12%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYC were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(1)
Net Asset Value, beginning of period	$38.08	$35.48	$35.66	$39.80
Income/(loss) from operations:
Net investment income/(loss)(2)	1.16	2.45	2.31	1.44
Net realized and unrealized gain/(loss) on investments	(0.46)	2.58	(0.40)	(4.33)
Total income/(loss) from operations	0.70	5.03	1.91	(2.89)

Distributions to shareholders:
Net investment income	(1.16)	(2.43)	(2.09)	(1.25)
Total distributions	(1.16)	(2.43)	(2.09)	(1.25)
Net Asset Value, end of period	$37.62	$38.08	$35.48	$35.66
Market Value, end of period	$37.63	$38.09	$35.62	$35.62
Total Return at Net Asset Value(3)	1.88%	14.54%	5.40%	(7.32)%
Total Return at Market Value(4)	1.88%	14.10%	5.92%	(7.55)%
Net Assets, end of period (millions)	$23.5	$30.5	$10.6	$5.3
Ratios to average net assets:
Expenses	0.35%	0.35%	0.35%	0.35	%(7)
Net investment income/(loss)(5)	6.21%	6.49%	6.34%	5.47	%(7)
Portfolio turnover rate(6)	12%	34%	15%	25%

(1)	Fund commenced operations on February 15, 2022. Shares of XHYD were listed on the NYSE Arca, Inc. on February 17, 2022.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

BondBloxx USD High Yield Bond Sector Rotation ETF(8)
For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Period Ended October 31, 2023(9)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020
Net Asset Value, beginning of period	$15.15	$14.21	$14.62	$14.68	$16.15	$15.72	$17.55
Income/(loss) from operations:
Net investment income/(loss)(2)	0.50	1.06	0.28	1.06	0.43	0.43	0.71
Net realized and unrealized gain/(loss) on investments	(0.27)	0.97	(0.44)	0.00	(10)	(1.38)	0.36	(1.85)
Total income/(loss) from operations	0.23	2.03	(0.16)	1.06	(0.95)	0.79	(1.14)

Distributions to shareholders:
Net investment income	(0.50)	(1.09)	(0.25)	(1.09)	(0.52)	(0.36)	(0.67)
Return of capital	–	–	–	(0.03)	(0.00	)(10)	–	(0.02)
Total distributions	(0.50)	(1.09)	(0.25)	(1.12)	(0.52)	(0.36)	(0.69)
Net Asset Value, end of period	$14.88	$15.15	$14.21	$14.62	$14.68	$16.15	$15.72
Market Value, end of period	$14.87	$15.17	$14.16	$14.66	$14.72	$16.14	$15.75
Total Return at Net Asset Value(3)	1.54%	14.75%	(1.14)%	7.44%	(6.07)%	5.08%	(6.69)%
Total Return at Market Value(4)	1.34%	15.31%	(1.70)%	7.44%	(5.76)%	4.82%	(6.45)%
Net Assets, end of period (millions)	$30.5	$28.2	$28.6	$26.3	$33.8	$43.6	$77.0
Ratios to average net assets:
Gross operating expenses	1.13%	0.75	%(11)	0.90	%(7)(11)	1.31%	0.76%	1.36%	1.12%
Excluded from Expense Cap - Expedited settlement facility fees	–%	–%	–%	–%	0.01%	0.11%	0.19%
Total operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.20	%(11)	0.20	%(11)	0.41	%(7)(11)	0.55%	0.56%	0.66%	0.75%
Net investment income/(loss)(5)	6.63%	7.13%	5.80	%(7)	7.18%	2.73%	2.68%	4.13%
Portfolio turnover rate(6)	5%	25%	107	%(12)	123%	157%	215%	344%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(8)	The Fund acquired the assets and liabilities of the Predecessor ETF, a series of the NexPoint Funds I, at the close of business on September 15, 2023. As a result of the reorganization, the Fund is the accounting successor of the Predecessor ETF. Financial information above for the periods prior to September 16, 2023, reflect the performance of the Predecessor ETF. Prior to September 16, 2023, the Predecessor ETF had a different investment adviser, had a different investment objective and policies, and was a passively-managed fund that sought to track the performance of the Markit iBoxx USD Liquid Leveraged Loan Index.
(9)	Fiscal year end changed from June 30, 2023 to October 31, 2023.
(10)	Amount represents less than $0.005 per share.
(11)	Does not include expenses of the investment companies in which the fund invests.
(12)	Portfolio turnover rate related to the change in investment strategy and re-balancing is 107%.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BB Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(13)
Net Asset Value, beginning of period	$40.45	$37.75	$38.53	$40.17
Income/(loss) from operations:
Net investment income/(loss)(2)	1.24	2.57	2.48	1.04
Net realized and unrealized gain/(loss) on investments	(0.49)	2.69	(0.82)	(1.87)
Total income/(loss) from operations	0.75	5.26	1.66	(0.83)

Distributions to shareholders:
Net investment income	(1.11)	(2.56)	(2.44)	(0.81)
Total distributions	(1.11)	(2.56)	(2.44)	(0.81)
Net Asset Value, end of period	$40.09	$40.45	$37.75	$38.53
Market Value, end of period	$40.14	$40.53	$37.86	$38.47
Total Return at Net Asset Value(3)	1.86%	14.26%	4.33%	(2.07)%
Total Return at Market Value(4)	1.78%	14.13%	4.78%	(5.57)%
Net Assets, end of period (millions)	$280.7	$60.7	$49.1	$42.4
Ratios to average net assets:
Expenses	0.20%	0.20%	0.20%	0.20	%(7)
Net investment income/(loss)(5)	6.17%	6.42%	6.40%	6.03	%(7)
Portfolio turnover rate(6)	14%	39%	29%	13%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(13)	Fund commenced operations on May 24, 2022. Shares of XBB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx B Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(13)
Net Asset Value, beginning of period	$39.62	$37.29	$38.39	$40.08
Income/(loss) from operations:
Net investment income/(loss)(2)	1.44	3.08	3.13	1.35
Net realized and unrealized gain/(loss) on investments	(0.94)	2.34	(1.11)	(1.94)
Total income/(loss) from operations	0.50	5.42	2.02	(0.59)

Distributions to shareholders:
Net investment income	(1.37)	(3.09)	(3.12)	(1.10)
Total distributions	(1.37)	(3.09)	(3.12)	(1.10)
Net Asset Value, end of period	$38.75	$39.62	$37.29	$38.39
Market Value, end of period	$38.80	$39.66	$37.39	$38.33
Total Return at Net Asset Value(3)	1.25%	14.98%	5.35%	(1.45)%
Total Return at Market Value(4)	1.27%	14.76%	5.77%	(5.16)%
Net Assets, end of period (millions)	$29.1	$17.8	$13.1	$11.5
Ratios to average net assets:
Expenses	0.30%	0.30%	0.30%	0.30	%(7)
Net investment income/(loss)(5)	7.38%	7.84%	8.15%	7.87	%(7)
Portfolio turnover rate(6)	17%	55%	31%	8%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(13)	Fund commenced operations on May 24, 2022. Shares of XB were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(13)
Net Asset Value, beginning of period	$39.44	$35.78	$37.50	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	2.02	4.44	4.56	1.99
Net realized and unrealized gain/(loss) on investments	(2.18)	3.42	(1.77)	(3.01)
Total income/(loss) from operations	(0.16)	7.86	2.79	(1.02)

Distributions to shareholders:
Net investment income	(1.99)	(4.20)	(4.51)	(1.48)
Total distributions	(1.99)	(4.20)	(4.51)	(1.48)
Net Asset Value, end of period	$37.29	$39.44	$35.78	$37.50
Market Value, end of period	$37.39	$39.49	$35.83	$37.45
Total Return at Net Asset Value(3)	(0.51)%	23.14%	7.66%	(2.59)%
Total Return at Market Value(4)	(0.38)%	23.07%	7.91%	(5.63)%
Net Assets, end of period (millions)	$123.0	$104.5	$19.7	$11.2
Ratios to average net assets:
Expenses	0.40%	0.40%	0.40%	0.40	%(7)
Net investment income/(loss)(5)	10.49%	11.57%	12.21%	11.58	%(7)
Portfolio turnover rate(6)	22%	49%	25%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(13)	Fund commenced operations on May 24, 2022. Shares of XCCC were listed on the NYSE Arca, Inc. on May 26, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 1-5 Year Corporate Bond ETF			BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(14)		For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(14)
Net Asset Value, beginning of period	$50.82	$50.15		$50.78	$50.02
Income/(loss) from operations:
Net investment income/(loss)(2)	1.23	2.00		1.28	1.98
Net realized and unrealized gain/(loss) on investments	0.24	0.21		(0.03)	0.46
Total income/(loss) from operations	1.47	2.21		1.25	2.44

Distributions to shareholders:
Net investment income	(1.21)	(1.54)		(1.24)	(1.68)
Total distributions	(1.21)	(1.54)		(1.24)	(1.68)
Net Asset Value, end of period	$51.08	$50.82		$50.79	$50.78
Market Value, end of period	$51.07	$50.83		$50.74	$50.72
Total Return at Net Asset Value(3)	2.93%	4.47%		2.49%	4.96%
Total Return at Market Value(4)	2.89%	4.31%		2.52%	4.48%
Net Assets, end of period (millions)	$120.0	$63.5		$10.2	$7.6
Ratios to average net assets:
Expenses	0.19%	0.19	%(7)	0.19%	0.19	%(7)
Net investment income/(loss)(5)	4.87%	5.07	%(7)	5.11%	5.03	%(7)
Portfolio turnover rate(6)	18%	21%		23%	27%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(14)	Funds commenced operations on January 23, 2024. Shares of BBBS and BBBI were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx BBB Rated 10+ Year Corporate Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(14)
Net Asset Value, beginning of period	$49.37	$49.54
Income/(loss) from operations:
Net investment income/(loss)(2)	1.36	2.15
Net realized and unrealized gain/ (loss) on investments	(1.94)	(0.52)
Total income/(loss) from operations	(0.58)	1.63

Distributions to shareholders:
Net investment income	(1.40)	(1.80)
Total distributions	(1.40)	(1.80)
Net Asset Value, end of period	$47.39	$49.37
Market Value, end of period	$47.36	$49.26
Total Return at Net Asset Value(3)	(1.22)%	3.37%
Total Return at Market Value(4)	(1.06)%	2.50%
Net Assets, end of period (millions)	$7.1	$7.4
Ratios to average net assets:
Expenses	0.19%	0.19	%(7)
Net investment income/(loss)(5)	5.68%	5.56	%(7)
Portfolio turnover rate(6)	14%	25%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(14)	Fund commenced operations on January 23, 2024. Shares of BBBL were listed on the NYSE Arca, Inc. on January 25, 2024.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(15)
Net Asset Value, beginning of period	$42.13	$38.61	$37.91	$40.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.37	2.60	2.52	0.83
Net realized and unrealized gain/(loss) on investments	0.02	3.50	0.68	(2.32)
Total income/(loss) from operations	1.39	6.10	3.20	(1.49)

Distributions to shareholders:
Net investment income	(1.40)	(2.58)	(2.50)	(0.60)
Total distributions	(1.40)	(2.58)	(2.50)	(0.60)
Net Asset Value, end of period	$42.12	$42.13	$38.61	$37.91
Market Value, end of period	$42.18	$42.14	$38.61	$37.67
Total Return at Net Asset Value(3)	3.34%	16.21%	8.50%	(3.78)%
Total Return at Market Value(4)	3.46%	16.22%	9.17%	(4.32)%
Net Assets, end of period (millions)	$343.3	$254.9	$183.4	$168.7
Ratios to average net assets:
Expenses	0.29%	0.29%	0.29%	0.29	%(7)
Net investment income/(loss)(5)	6.54%	6.31%	6.37%	6.09	%(7)
Portfolio turnover rate(6)	15%	22%	23%	9%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(15)	Fund commenced operations on June 28, 2022. Shares of XEMD were listed on the Cboe BZX, Inc. on June 30, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Six Month Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$50.36	$50.29	$50.09	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.10	2.55	2.53	0.25
Net realized and unrealized gain/(loss) on investments	(0.01)	0.10	(0.30)	(0.16)
Total income/(loss) from operations	1.09	2.65	2.23	0.09

Distributions to shareholders:
Net investment income	(1.10)	(2.58)	(2.03)	–
Total distributions	(1.10)	(2.58)	(2.03)	–
Net Asset Value, end of period	$50.35	$50.36	$50.29	$50.09
Market Value, end of period	$50.34	$50.36	$50.31	$50.13
Total Return at Net Asset Value(3)	2.19%	5.41%	4.55%	0.18%
Total Return at Market Value(4)	2.17%	5.36%	4.50%	0.22%
Net Assets, end of period (millions)	$1,325.2	$899.9	$1,096.9	$50.1
Ratios to average net assets:
Expenses	0.03%	0.03%	0.03%	0.03	%(7)
Net investment income/(loss)(5)	4.39%	5.09%	5.02%	3.53	%(7)
Portfolio turnover rate(6)	38%	–%	–%	24%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XHLF were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg One Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$49.74	$49.74	$49.90	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	1.15	2.59	2.51	0.27
Net realized and unrealized gain/(loss) on investments	0.03	0.08	(0.56)	(0.37)
Total income/(loss) from operations	1.18	2.67	1.95	(0.10)

Distributions to shareholders:
Net investment income	(1.16)	(2.67)	(2.11)	–
Total distributions	(1.16)	(2.67)	(2.11)	–
Net Asset Value, end of period	$49.76	$49.74	$49.74	$49.90
Market Value, end of period	$49.78	$49.74	$49.76	$49.91
Total Return at Net Asset Value(3)	2.41%	5.52%	4.01%	(0.20)%
Total Return at Market Value(4)	2.45%	5.47%	4.02%	(0.14)%
Net Assets, end of period (millions)	$582.2	$533.2	$527.2	$39.4
Ratios to average net assets:
Expenses	0.03%	0.03%	0.03%	0.03	%(7)
Net investment income/(loss)(5)	4.69%	5.23%	5.00%	3.83	%(7)
Portfolio turnover rate(6)	29%	66%	85%	19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XONE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Two Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$49.35	$48.85	$49.49	$49.94
Income/(loss) from operations:
Net investment income/(loss)(2)	1.07	2.23	2.09	0.26
Net realized and unrealized gain/(loss) on investments	0.42	0.54	(0.75)	(0.71)
Total income/(loss) from operations	1.49	2.77	1.34	(0.45)

Distributions to shareholders:
Net investment income	(1.12)	(2.27)	(1.98)	–
Total distributions	(1.12)	(2.27)	(1.98)	–
Net Asset Value, end of period	$49.72	$49.35	$48.85	$49.49
Market Value, end of period	$49.72	$49.37	$48.87	$49.48
Total Return at Net Asset Value(3)	3.06%	5.79%	2.76%	(0.90)%
Total Return at Market Value(4)	3.02%	5.79%	2.82%	(0.74)%
Net Assets, end of period (millions)	$129.3	$150.5	$105.0	$36.6
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.37%	4.53%	4.21%	3.74	%(7)
Portfolio turnover rate(6)	26%	66%	68%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XTWO were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Three Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$49.13	$48.20	$49.14	$49.86
Income/(loss) from operations:
Net investment income/(loss)(2)	1.01	2.16	1.99	0.28
Net realized and unrealized gain/(loss) on investments	0.76	0.83	(0.92)	(1.00)
Total income/(loss) from operations	1.77	2.99	1.07	(0.72)

Distributions to shareholders:
Net investment income	(0.96)	(2.06)	(2.01)	–
Total distributions	(0.96)	(2.06)	(2.01)	–
Net Asset Value, end of period	$49.94	$49.13	$48.20	$49.14
Market Value, end of period	$49.95	$49.11	$48.21	$49.12
Total Return at Net Asset Value(3)	3.65%	6.30%	2.18%	(1.44)%
Total Return at Market Value(4)	3.72%	6.24%	2.24%	(1.25)%
Net Assets, end of period (millions)	$151.8	$100.7	$28.9	$20.1
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.11%	4.39%	4.05%	3.99	%(7)
Portfolio turnover rate(6)	28%	72%	80%	20%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XTRE were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Five Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$48.61	$46.84	$48.40	$49.77
Income/(loss) from operations:
Net investment income/(loss)(2)	0.93	1.97	1.83	0.24
Net realized and unrealized gain/(loss) on investments	1.03	1.68	(1.56)	(1.61)
Total income/(loss) from operations	1.96	3.65	0.27	(1.37)

Distributions to shareholders:
Net investment income	(0.99)	(1.88)	(1.83)	–
Total distributions	(0.99)	(1.88)	(1.83)	–
Net Asset Value, end of period	$49.58	$48.61	$46.84	$48.40
Market Value, end of period	$49.59	$48.62	$46.86	$48.36
Total Return at Net Asset Value(3)	4.10%	7.88%	0.46%	(2.75)%
Total Return at Market Value(4)	4.10%	7.85%	0.59%	(2.50)%
Net Assets, end of period (millions)	$148.2	$122.0	$36.5	$20.3
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.06%	4.03%	3.73%	3.49	%(7)
Portfolio turnover rate(6)	41%	95%	88%	8%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XFIV were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$47.34	$45.08	$47.75	$49.70
Income/(loss) from operations:
Net investment income/(loss)(2)	0.99	2.00	1.77	0.23
Net realized and unrealized gain/(loss) on investments	0.70	2.10	(2.66)	(2.18)
Total income/(loss) from operations	1.69	4.10	(0.89)	(1.95)

Distributions to shareholders:
Net investment income	(0.98)	(1.84)	(1.78)	–
Total distributions	(0.98)	(1.84)	(1.78)	–
Net Asset Value, end of period	$48.05	$47.34	$45.08	$47.75
Market Value, end of period	$48.04	$47.32	$45.13	$47.68
Total Return at Net Asset Value(3)	3.64%	9.15%	(2.04)%	(3.92)%
Total Return at Market Value(4)	3.66%	8.98%	(1.79)%	(3.75)%
Net Assets, end of period (millions)	$146.1	$109.8	$53.7	$20.5
Ratios to average net assets:
Expenses	0.05%	0.05%	0.05%	0.05	%(7)
Net investment income/(loss)(5)	4.23%	4.21%	3.65%	3.45	%(7)
Portfolio turnover rate(6)	29%	71%	64%	19%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XSVN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$46.28	$43.04	$46.67	$49.74
Income/(loss) from operations:
Net investment income/(loss)(2)	1.00	1.98	1.81	0.23
Net realized and unrealized gain/(loss) on investments	0.08	3.11	(3.64)	(3.30)
Total income/(loss) from operations	1.08	5.09	(1.83)	(3.07)

Distributions to shareholders:
Net investment income	(0.91)	(1.85)	(1.80)	–
Total distributions	(0.91)	(1.85)	(1.80)	–
Net Asset Value, end of period	$46.45	$46.28	$43.04	$46.67
Market Value, end of period	$46.45	$46.27	$43.09	$46.60
Total Return at Net Asset Value(3)	2.37%	11.91%	(4.23)%	(6.17)%
Total Return at Market Value(4)	2.39%	11.76%	(3.98)%	(6.03)%
Net Assets, end of period (millions)	$566.7	$236.0	$42.6	$20.1
Ratios to average net assets:
Expenses	0.075%	0.075%	0.075%	0.075	%(7)
Net investment income/(loss)(5)	4.37%	4.22%	3.82%	3.44	%(7)
Portfolio turnover rate(6)	15%	40%	84%	12%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XTEN were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Period Ended October 31, 2022(16)
Net Asset Value, beginning of period	$41.28	$36.65	$43.65	$49.78
Income/(loss) from operations:
Net investment income/(loss)(2)	0.90	1.81	1.74	0.23
Net realized and unrealized gain/(loss) on investments	(2.13)	4.61	(6.98)	(6.36)
Total income/(loss) from operations	(1.23)	6.42	(5.24)	(6.13)

Distributions to shareholders:
Net investment income	(0.89)	(1.79)	(1.76)	–
Total distributions	(0.89)	(1.79)	(1.76)	–
Net Asset Value, end of period	$39.16	$41.28	$36.65	$43.65
Market Value, end of period	$39.13	$41.23	$36.74	$43.62
Total Return at Net Asset Value(3)	(3.01)%	17.56%	(12.73)%	(12.31)%
Total Return at Market Value(4)	(2.98)%	17.13%	(12.45)%	(12.66)%
Net Assets, end of period (millions)	$60.7	$52.0	$23.1	$21.4
Ratios to average net assets:
Expenses	0.125%	0.125%	0.125%	0.125	%(7)
Net investment income/(loss)(5)	4.58%	4.25%	3.81%	3.54	%(7)
Portfolio turnover rate(6)	58%	151%	93%	45%

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(16)	Fund commenced operations on September 13, 2022. Shares of XTWY were listed on the NYSE Arca, Inc. on September 15, 2022.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Financial Highlights (Continued)

For a share outstanding throughout the period presented.

	BondBloxx IR+M Tax-Aware Short Duration ETF			BondBloxx IR+M Tax-Aware Intermediate Duration ETF	BondBloxx IR+M Tax- Aware ETF for Massachusetts Residents	BondBloxx Private Credit CLO ETF
	For the Six Months Ended April 30, 2025 (Unaudited)	For the Period Ended October 31, 2024(17)		For the Period Ended April 30, 2025 (Unaudited)(18)	For the Period Ended April 30, 2025 (Unaudited)(18)	For the Period Ended April 30, 2025 (Unaudited)(19)
Net Asset Value, beginning of period	$50.44	$50.00		$50.00	$50.00	$50.00
Income/(loss) from operations:
Net investment income/(loss)(2)	0.94	1.21		0.26	0.25	1.50
Net realized and unrealized gain/(loss) on investments	(0.09)	0.15		(0.68)	(0.93)	(0.23)
Total income/(loss) from operations	0.85	1.36		(0.42)	(0.68)	1.27

Distributions to shareholders:
Net investment income	(0.90)	(0.92)		–	–	(0.91)
Total distributions	(0.90)	(0.92)		–	–	(0.91)
Net Asset Value, end of period	$50.39	$50.44		$49.58	$49.32	$50.36
Market Value, end of period	$50.47	$50.44		$49.69	$49.41	$50.75
Total Return at Net Asset Value(3)	1.69%	2.75%		(0.84)%	(1.36)%	2.54%
Total Return at Market Value(4)	1.69%	2.93%		(0.46)%	(0.86)%	2.71%
Net Assets, end of period (millions)	$167.8	$105.9		$9.9	$6.4	$113.3
Ratios to average net assets:
Expenses	0.35%	0.35	%(7)	0.35%	0.35%	0.68%
Net investment income/(loss)(5)	3.76%	3.73	%(7)	3.71%	3.62%	7.14%
Portfolio turnover rate(6)	5%	18%		–%	–%	0	%(20)

(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with GAAP and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Total return calculated for a period of less than one year is not annualized.
(4)	Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all distributions at net asset value during the period and sale at the market price on the last day of the period. Total return calculated for a period of less than one year is not annualized.
(5)	Net investment income/(loss) represents income earned by the Fund from its underlying investments less expenses incurred by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.
(7)	Annualized.
(17)	Fund commenced operations on March 12, 2024. Shares of TAXX were listed on the NYSE Arca, Inc. on March 14, 2024.
(18)	Funds commenced operations on March 11, 2025. Shares of TXXI and TAXM were listed on the NYSE Arca, Inc. on March 13, 2025.
(19)	Fund commenced operations on December 2, 2024. Shares of PCMM were listed on the NASDAQ Stock Market LLC on December 4, 2024.
(20)	Amount represents less than 0.5%.

The accompanying notes are an integral part of these financial statements.

BONDBLOXX ETF TRUST

Notes to the Financial Statements

April 30, 2025 (Unaudited)

1. ORGANIZATION

The BondBloxx ETF Trust (the “Trust”) is a Delaware statutory trust organized on August 20, 2021 and is authorized to issue multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust’s shares are registered under the Securities Act of 1933, as amended. The Trust currently consists of Bond shares of twenty-seven separate active series: BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx USD High Yield Bond Sector Rotation ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF, BondBloxx IR+M Tax-Aware Short Duration ETF, BondBloxx IR+M Tax-Aware Intermediate Duration ETF, BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents and BondBloxx Private Credit CLO ETF (each, a “Fund” and collectively, the “Funds”). Each series operates as an exchange-traded fund (“ETF”). BondBloxx USD High Yield Bond Healthcare Sector ETF, BondBloxx USD High Yield Bond Sector Rotation ETF, BondBloxx BB Rated USD High Yield Corporate Bond ETF, BondBloxx B Rated USD High Yield Corporate Bond ETF, BondBloxx CCC Rated USD High Yield Corporate Bond ETF, BondBloxx BBB Rated 1-5 Year Corporate Bond ETF, BondBloxx BBB Rated 5-10 Year Corporate Bond ETF, BondBloxx BBB Rated 10+ Year Corporate Bond ETF, BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF, BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, BondBloxx Bloomberg One Year Target Duration US Treasury ETF, BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF and BondBloxx Private Credit CLO ETF are classified as “non-diversified” and BondBloxx USD High Yield Bond Industrial Sector ETF, BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, BondBloxx USD High Yield Bond Financial & REIT Sector ETF, BondBloxx USD High Yield Bond Energy Sector ETF, BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, BondBloxx IR+M Tax-Aware Short Duration ETF, BondBloxx IR+M Tax-Aware Intermediate Duration ETF and BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents are classified as “diversified” under the 1940 Act.

Each Fund is managed by BondBloxx Investment Management Corporation (“BIM” or “Adviser”) and generally seeks to track the investment results of each Index (the “Index”). The following table details the Index and commencement of operations of each Fund. Each Index models the performance of the bonds of issuers within a particular sector or group of sectors.

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Industrial Sector ETF	ICE Diversified US Cash Pay High Yield Core Industrial Index	February 15, 2022
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	ICE Diversified US Cash Pay High Yield Telecom, Media & Technology Index	February 15, 2022
BondBloxx USD High Yield Bond Healthcare Sector ETF	ICE Diversified US Cash Pay High Yield Healthcare Index	February 15, 2022

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

Fund Name	Actual Index	Commencement of Operations
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	ICE Diversified US Cash Pay High Yield Financial & REIT Index	February 15, 2022
BondBloxx USD High Yield Bond Energy Sector ETF	ICE Diversified US Cash Pay High Yield Energy Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	ICE Diversified US Cash Pay High Yield Consumer Non-Cyclical Index	February 15, 2022
BondBloxx USD High Yield Bond Sector Rotation ETF	N/A	September 16, 2023*
BondBloxx BB Rated USD High Yield Corporate Bond ETF	ICE BofA BB US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx B Rated USD High Yield Corporate Bond ETF	ICE BofA Single-B US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	ICE CCC US Cash Pay High Yield Constrained Index	May 24, 2022
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	Bloomberg US Corporate BBB 1-5 Year Index	January 23, 2024
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	Bloomberg US Corporate BBB 5-10 Year Index	January 23, 2024
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	Bloomberg US Corporate BBB 10+ Year Index	January 23, 2024
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	JP Morgan EMBI Global Diversified Liquid 1-10 Year Maturity Index	June 28, 2022
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	Bloomberg US Treasury Six Month Duration Index	September 13, 2022
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	Bloomberg US Treasury One Year Duration Index	September 13, 2022
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	Bloomberg US Treasury Two Year Duration Index	September 13, 2022
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	Bloomberg US Treasury Three Year Duration Index	September 13, 2022
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	Bloomberg US Treasury Five Year Duration Index	September 13, 2022
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	Bloomberg US Treasury Seven Year Duration Index	September 13, 2022
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	Bloomberg US Treasury Ten Year Duration Index	September 13, 2022
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	Bloomberg US Treasury Twenty Year Duration Index	September 13, 2022

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Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

Fund Name	Actual Index	Commencement of Operations
BondBloxx IR+M Tax-Aware Short Duration ETF	N/A	March 12, 2024
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	N/A	March 11, 2025
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	N/A	March 11, 2025
BondBloxx Private Credit CLO ETF	N/A	December 2, 2024

*	Represents the date the Predecessor ETF to BondBloxx USD High Yield Bond Sector Rotation ETF merged into the BondBloxx ETF Trust.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America. Management has determined that each Fund is an investment company in accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services — Investment Companies,” for the purpose of financial reporting.

Security transactions and Income recognition

Security transactions are recorded on a trade date basis. The specific identification method is used for determining realized gains or losses for financial statements and income tax purposes. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method and included in interest income. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled beyond a standard settlement period for the security after the trade date.

Foreign Currency Translation

The market values of foreign securities, currency holdings and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies, if any, are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized gain (loss) and net change in unrealized appreciation (depreciation) from investments on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains (losses) arising from sales of spot foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gain (loss) on foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in net change in unrealized appreciation (depreciation) on foreign currency transactions on the Statements of Operations.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Cash

Cash includes non-restricted cash held with a financial institution.

Investment Valuation

The Net Asset Value per share (“NAV”) of each Fund normally is determined once daily Monday through Friday, generally as of the regularly scheduled close of business of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices of the Fund’s assets at the time of closing, provided that (i) any Fund assets or liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more data service providers and (ii) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange.

Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as the “valuation designee” with respect to the fair valuation of each of the Fund’s portfolio securities. Fair valued securities are those for which market quotations were not readily available, including in circumstances under which it was determined by the Adviser that prices received were not reflective of their market values.

The NAV of each Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

The value of the securities and other assets and liabilities held by each Fund are determined pursuant to valuation policies and procedures approved by the Board of Trustees (the “Board” or “Trustees”) and administered by BIM. BIM serves as the Funds’ valuation designee for purposes of compliance with the Rule 2a-5 under the 1940 Act.

Each Fund values fixed-income portfolio securities at the midpoint between the bid and ask prices, or at current market price quotations provided by dealers, or at prices (including evaluated prices) supplied by the Fund’s approved independent third-party pricing services, each in accordance with valuation policies and procedures approved by the Board. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but the Fund may hold or transact in such securities in smaller odd lot sizes. Odd lots often trade at lower prices than institutional round lots. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BIM determines in good faith that such method does not represent fair value.

Shares of underlying ETFs are valued at their most recent closing price on an exchange.

Generally, trading in non-U.S. securities and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Fund are determined as of such times.

When market quotations are not readily available or are believed by BIM to be unreliable, each Fund’s investments are valued at fair value. Fair value determinations are made by BIM in accordance with policies and procedures approved by the Board. BIM may conclude that a market quotation is not readily available or is unreliable if a security or other asset or liability does not have a price source due to its lack of trading or other reasons, if a market quotation differs significantly from recent

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

price quotations or otherwise no longer appears to reflect fair value, where the security or other asset or liability is thinly traded, when there is a significant event subsequent to the most recent market quotation, or if the trading market on which a security is listed is suspended or closed and no appropriate alternative trading market is available. A “significant event” is deemed to occur if BIM determines, in its reasonable business judgment prior to or at the time of pricing the Fund’s assets or liabilities, that the event is likely to cause a material change to the closing market price of one or more assets or liabilities held by the Fund.

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing, in the absence of readily available and reliable market quotations, may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – Quoted prices in active markets or exchanges for identical assets and liabilities.

■	Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

■	Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by BIM used in determining the fair value of investments.

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ fair value hierarchy levels as of April 30, 2025:

BondBloxx USD High Yield Bond Industrial Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$53,256,894	$–	$53,256,894
Time Deposits	–	667,238	–	667,238
Total Investments	$–	$53,924,132	$–	$53,924,132

BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$130	$–	$–	$130
Corporate Bonds	–	75,544,149	–	75,544,149
Time Deposits	–	879,882	–	879,882
Total Investments	$130	$76,424,031	$–	$76,424,161

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

BondBloxx USD High Yield Bond Healthcare Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$29,743,118	$–	$29,743,118
Time Deposits	–	590,515	–	590,515
Total Investments	$–	$30,333,633	$–	$30,333,633

BondBloxx USD High Yield Bond Financial & REIT Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$39,205,266	$–	$39,205,266
Time Deposits	–	152,130	–	152,130
Total Investments	$–	$39,357,396	$–	$39,357,396

BondBloxx USD High Yield Bond Energy Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$10,959,627	$–	$10,959,627
Time Deposits	–	433,814	–	433,814
Total Investments	$–	$11,393,441	$–	$11,393,441

BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$41,362,118	$–	$41,362,118
Time Deposits	–	193,170	–	193,170
Total Investments	$–	$41,555,288	$–	$41,555,288

BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$23,040,576	$–	$23,040,576
Time Deposits	–	112,021	–	112,021
Total Investments	$–	$23,152,597	$–	$23,152,597

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$30,477,324	$–	$–	$30,477,324
Time Deposits	–	68,688	–	68,688
Total Investments	$30,477,324	$68,688	$–	$30,546,012

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$275,458,569	$–	$275,458,569
Time Deposits	–	2,018,838	–	2,018,838
Total Investments	$–	$277,477,407	$–	$277,477,407

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$28,436,369	$–	$28,436,369
Time Deposits	–	342,682	–	342,682
Total Investments	$–	$28,779,051	$–	$28,779,051

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$644	$–	$–	$644
Corporate Bonds	–	119,524,113	–	119,524,113
Time Deposits	–	1,361,330	–	1,361,330
Total Investments	$644	$120,885,443	$–	$120,886,087

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$118,208,576	$–	$118,208,576
Time Deposits	–	346,432	–	346,432
Total Investments	$–	$118,555,008	$–	$118,555,008

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$9,988,576	$–	$9,988,576
Time Deposits	–	34,643	–	34,643
Total Investments	$–	$10,023,219	$–	$10,023,219

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$6,982,662	$–	$6,982,662
Time Deposits	–	20,585	–	20,585
Total Investments	$–	$7,003,247	$–	$7,003,247

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$40,607,303	$–	$40,607,303
Government Agencies and Obligations	–	298,127,341	–	298,127,341
Time Deposits	–	1,854,042	–	1,854,042
Total Investments	$–	$340,588,686	$–	$340,588,686

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,324,649,594	$–	$1,324,649,594
Time Deposits	–	525,897	–	525,897
Total Investments	$–	$1,325,175,491	$–	$1,325,175,491

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$575,633,880	$–	$575,633,880
Time Deposits	–	1,918,027	–	1,918,027
Total Investments	$–	$577,551,907	$–	$577,551,907

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$127,968,232	$–	$127,968,232
Time Deposits	–	605,408	–	605,408
Total Investments	$–	$128,573,640	$–	$128,573,640

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$150,238,296	$–	$150,238,296
Time Deposits	–	321,948	–	321,948
Total Investments	$–	$150,560,244	$–	$150,560,244

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$146,103,543	$–	$146,103,543
Time Deposits	–	440,742	–	440,742
Total Investments	$–	$146,544,285	$–	$146,544,285

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$143,846,997	$–	$143,846,997
Time Deposits	–	119,197	–	119,197
Total Investments	$–	$143,966,194	$–	$143,966,194

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$556,607,360	$–	$556,607,360
Time Deposits	–	985,071	–	985,071
Total Investments	$–	$557,592,431	$–	$557,592,431

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$59,981,007	$–	$59,981,007
Time Deposits	–	150,680	–	150,680
Total Investments	$–	$60,131,687	$–	$60,131,687

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$14,016,880	$–	$14,016,880
Collateralized Mortgage Obligations	–	14,167,382	–	14,167,382
Corporate Bonds	–	24,140,157	–	24,140,157
Municipal Bonds	–	112,727,551	–	112,727,551
Time Deposits	–	2,489,099	–	2,489,099
Total Investments	$–	$167,541,069	$–	$167,541,069

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$354,094	$–	$354,094
Collateralized Mortgage Obligations	–	712,570	–	712,570
Corporate Bonds	–	1,090,338	–	1,090,338
Municipal Bonds	–	7,584,480	–	7,584,480
Time Deposits	–	66,243	–	66,243
Total Investments	$–	$9,807,725	$–	$9,807,725

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$312,780	$–	$312,780
Collateralized Mortgage Obligations	–	359,886	–	359,886
Corporate Bonds	–	745,148	–	745,148
Municipal Bonds	–	4,885,559	–	4,885,559
Time Deposits	–	35,171	–	35,171
Total Investments	$–	$6,338,544	$–	$6,338,544

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

BondBloxx Private Credit CLO ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$108,425,581	$–	$108,425,581
Time Deposits	–	4,438,370	–	4,438,370
Total Investments	$–	$112,863,951	$–	$112,863,951

Bonds

Each Fund, except HYSA, invests a substantial portion of its assets in U.S. dollar-denominated bonds. A bond is an interest-bearing security issued by a U.S. or non-U.S. company, or U.S. or non-U.S. governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. Bonds generally are used by corporations and governments to borrow money from investors.

Perpetual Bonds are fixed income securities with no maturity date but pay a coupon in perpetuity (with no specified ending or maturity date). Unlike typical fixed income securities, there is no obligation for perpetual bonds to repay principal. The coupon payments, however, are mandatory. While perpetual bonds have no maturity date, they may have a callable date in which the perpetuity is eliminated and the issuer may return the principal received on the specified call date. Additionally, a perpetual bond may have additional features, such as interest rate increases at periodic dates or an increase as of a predetermined point in the future.

Restricted Investments are subject to legal or contractual restrictions on resale and may generally be sold privately, but may be required to be registered or exempted from such registration before being sold to the public. Private placement securities are generally considered to be restricted except for those securities traded between qualified institutional investors under the provisions of Rule 144A of the Securities Act of 1933. Restricted investments held by the Funds as of April 30, 2025, as applicable, are disclosed in the Notes to Portfolios of Investments.

Securities Issued by U.S. government agencies or government sponsored enterprises are obligations of and, in certain cases, guaranteed by, the U.S. government, its agencies or instrumentalities. Some U.S. government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association, are supported by the full faith and credit of the U.S. government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); and others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. U.S. government securities may include zero coupon securities which do not distribute interest on a current basis and tend to be subject to a greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

FNMA and FHLMC issue Uniform Mortgage Backed Securities in place of their separate offerings of TBA-eligible securities (the “Single Security Initiative”). The Single Security Initiative seeks to support the overall liquidity of the TBA market and to align the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was launched in June 2019, and as of this time, the long-term effects it may have on the market for TBA and other mortgage-backed securities remains uncertain.

Roll-timing strategies can be used where a Fund seeks to extend the expiration or maturity of a position, such as a TBA security on an underlying asset, by closing out the position before expiration and opening a new position with respect to substantially the same underlying asset with a later expiration date. TBA securities purchased or sold are reflected on the Statements of Assets and Liabilities as an asset or liability, respectively. Recently finalized FINRA rules include mandatory margin requirements for the TBA market that require the Funds to post collateral in connection with their TBA transactions. There is no similar requirement applicable to the Funds’ TBA counterparties. The required collateralization of TBA trades could increase the cost of TBA transactions to the Funds and impose added operational complexity.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) are U.S. Treasury fixed income securities in which the principal is separated, or stripped, from the interest and each takes the form of zero coupon securities. A STRIP is sold at a significant discount to face value and offers no interest payments; rather, investors receive payment at maturity. Zero coupon securities do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities.

Defaulted Securities

Certain Funds may hold defaulted securities or other securities which were placed in non-accrual status as the collection of a portion or all of the interest has been deemed to be uncollectible. Debt obligations may be placed on non-accrual status and the related interest income, amortization or accretion may be reduced or stopped entirely. Additionally, current income accruals and interest receivables may be written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is probable.

Time Deposits

The Funds place excess cash balances into overnight time deposits with one or more eligible deposit institutions that meet credit and risk standards approved by the Funds. These are classified as short-term investments in the Funds’ Portfolio of Investments.

Reclassification

GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or the NAV per Share.

Distribution of Income and Gains

The Funds intend to declare and make distributions of net investment income monthly. Distributions of net realized capital gains earned by the Funds, if any, are distributed at least annually. Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Organizational and Offering Costs

The Adviser has agreed to bear all organizational and offering expenses for the Funds.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser

The Adviser furnishes investment management services to the Funds pursuant to an Investment Advisory Agreement with the Trust’s Board on behalf of each Fund, subject to the supervision and direction of the Board. The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended, as of date of these financial statements.

Pursuant to the Investment Advisory Agreement between BIM and the Trust (entered into on behalf of each Fund other than HYSA), BIM is responsible for substantially all expenses of the Funds, except the management fees, interest expenses, taxes, expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, distribution fees or expenses, litigation expenses and any extraordinary expenses (as determined by a majority of the Trustees who are not “interested persons” of the Trust). With respect to HYSA, the Fund pays the adviser a fee based on a percentage of the Fund’s average daily net assets at the annual rate of 0.45%. Pursuant to an expenses limitation agreement with BIM, BIM has contractually agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and non-affiliated acquired fund fees and expenses) so that the ratio of HYSA’s net total annual operating expenses will not exceed 0.55% through the anniversary of the listing date of the Fund in 2026, subject to recapture as described below (the “Fee Waiver”). The Fee Waiver may be terminated prior to the anniversary of the listing date of the Fund in 2026 only upon written agreement of the Trust and BIM. The Fee Waiver may be modified by BIM to decrease the Fund’s net total annual operating expenses at any time. BIM is also permitted to recapture amounts waived and/or reimbursed within two years after the fiscal year in which BIM waived fees and/or reimbursed expenses if the Fund’s net total annual operating expenses have fallen to a level below the expense limit described above. In no case will BIM recapture any amount that would result, on any particular business day of the Fund, in the Fund’s expense ratio exceeding both (1) the expense cap in place at the time such amounts were waived and (2) the Fund’s current expense cap. Affiliated acquired fund fees incurred by HYSA are also waived by BIM in addition to the expense limitation on Fund expenses. During the period ended April 30, 2025, BIM waived $84,181 of expenses, which includes $51,198 of affiliated acquired fund fees. Affiliated acquired fund fees are not recoupable by BIM in future fiscal periods pursuant to the terms of the expense limitation agreement.

BIM does not intend to recoup amounts identified through April 30, 2025, that are permitted to be recouped in accordance with the preceding paragraph.

For its investment advisory services to the Funds, BIM will be paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rates set forth below:

Fund	Management Fee
BondBloxx USD High Yield Bond Industrial Sector ETF	0.35%
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	0.35%
BondBloxx USD High Yield Bond Healthcare Sector ETF	0.35%
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	0.35%
BondBloxx USD High Yield Bond Energy Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	0.35%
BondBloxx USD High Yield Bond Sector Rotation ETF	0.45%
BondBloxx BB Rated USD High Yield Corporate Bond ETF	0.20%
BondBloxx B Rated USD High Yield Corporate Bond ETF	0.30%
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	0.40%
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	0.19%
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	0.19%

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

Fund	Management Fee
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	0.19%
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	0.29%
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	0.03%
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	0.05%
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	0.075%
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	0.125%
BondBloxx IR+M Tax-Aware Short Duration ETF	0.35%
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	0.35%
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	0.35%
BondBloxx Private Credit CLO ETF	0.68%

BIM may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). Any such voluntary waiver or reimbursement may be eliminated by BIM at any time. Any waivers/reimbursements are not subject to recoupment by the Adviser.

Pursuant to the sub-advisory agreement with Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust, Delaware acted as sub-adviser to HYSA. BIM compensated Delaware for its sub-advisory services out of its management fee. The agreement was terminated by mutual consent as of June 1, 2025.

Pursuant to the sub-advisory agreement with Income Research + Management (“IR+M” or “Sub-Adviser”), a Massachusetts Business Trust, IR+M acts as sub-adviser to TAXX, TXXI and TAXM (the “Tax-Aware Funds”). IR+M is responsible for the day-to-day portfolio management of the Tax-Aware Funds as Sub-Adviser. IR+M specializes in managing U.S. fixed income portfolios for institutional and private clients, as well as managing several U.S. fixed income private investment funds and collective investment trusts for qualified investors. For its services to each Tax-Aware Fund, IR+M is paid a fee by BIM.

Other Service Providers

Brown Brothers Harriman & Co. (“BBH”) is the Trust administrator, fund accountant, transfer and dividend agent and custodian. BBH is primarily in the business of providing custody, administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Foreside Fund Services, LLC (the “Distributor”) is the distributor for the shares of the Trust. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

ACA Group provides the Trust with a Chief Compliance Officer.

Ropes & Gray LLP is counsel to the Trust.

Cohen & Company, Ltd. serves as the Trust’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Funds.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

4. PURCHASE AND SALE OF FUND SHARES

The Funds will offer, issue and redeem shares (“Shares”) at NAV only in aggregations of a specified number of Shares (each a “Creation Unit”). The Funds may issue and redeem Creation Units of its Shares only to certain authorized participants that have entered into agreements with the Distributor (“Authorized Participants”) in exchange for a designated basket of portfolio investments (including any portion of such investments for which cash may be substituted) (“Deposit Instruments”), together with the deposit of a specified cash payment (“Cash Component”). Shares of the Funds will be listed and trade on NYSE Arca, Inc., Cboe BZX or NASDAQ Stock Market LLC (the “Exchanges”), the national securities exchanges. Shares of the Funds will be traded in the secondary market and elsewhere at market prices that may be at, above or below the Funds’ NAV. Shares will be redeemable only in Creation Units by Authorized Participants, and, generally, in exchange for securities in-kind and/or a cash amount. Creation Units typically are large blocks of a specified number of shares or multiples thereof. In the event of liquidation of a Fund, the Trust may lower the number of shares in a Creation Unit.

Shares may be issued in advance of receipt of Deposit Instruments, subject to various conditions, including a requirement that the Authorized Participant maintain with the Trust a cash deposit marked to the market value of the omitted Deposit Instruments. These cash deposits may earn interest which may be used to offset certain expenses paid by BIM. Transaction fees and other costs associated with creations or redemptions that include cash may be higher than the transaction fees and other costs associated with in-kind creations or redemptions. In all cases, conditions with respect to creations and redemptions of Shares and fees will be limited in accordance with the requirements of Securities and Exchange Commission (“SEC”) rules and regulations applicable to management investment companies offering redeemable securities.

5. INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, U.S. government securities and short-term investments) for the period ended April 30, 2025 were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$9,558,409	$10,145,311
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	17,198,971	18,536,836
BondBloxx USD High Yield Bond Healthcare Sector ETF	6,722,539	7,237,292
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	7,988,621	8,474,411
BondBloxx USD High Yield Bond Energy Sector ETF	1,569,840	1,620,134
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	10,502,768	10,726,022
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	3,854,409	3,636,070
BondBloxx USD High Yield Bond Sector Rotation ETF	1,540,257	1,552,375
BondBloxx BB Rated USD High Yield Corporate Bond ETF	21,836,294	17,140,649
BondBloxx B Rated USD High Yield Corporate Bond ETF	4,162,121	4,003,312
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	29,752,673	27,978,509
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	14,863,847	14,457,856
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	2,426,349	2,415,835
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	1,264,127	1,297,354
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	49,596,884	47,108,023
BondBloxx IR+M Tax-Aware Short Duration ETF	72,545,896	6,738,206
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	9,885,311	–
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	6,423,129	–
BondBloxx Private Credit CLO ETF	110,272,818	100,675

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

The cost of purchases and the proceeds from sales of U.S. government securities (excluding in-kind subscriptions and redemptions, investment securities and short-term investments) for the period ended April 30, 2025 were as follows:

	Purchases	Sales
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	$262,510,667	$164,331,622
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	34,340,212	35,565,630
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	31,770,796	32,233,111
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	53,062,653	54,121,570
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	38,645,427	39,051,530
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	55,708,194	58,176,983
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	32,728,603	33,094,268

For the period ended April 30, 2025, the costs of in-kind subscriptions and the proceeds from in-kind redemptions were as follows:

	Purchases	Sales
BondBloxx USD High Yield Bond Industrial Sector ETF	$7,070,297	$31,607,582
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	16,498,509	42,193,636
BondBloxx USD High Yield Bond Healthcare Sector ETF	800,468	16,347,615
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	5,380,432	21,958,467
BondBloxx USD High Yield Bond Energy Sector ETF	7,155,353	8,748,126
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	5,330,187	31,514,262
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	9,035,768	15,334,134
BondBloxx USD High Yield Bond Sector Rotation ETF	3,440,652	607,262
BondBloxx BB Rated USD High Yield Corporate Bond ETF	215,593,437	–
BondBloxx B Rated USD High Yield Corporate Bond ETF	11,491,842	–
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	57,692,585	34,091,488
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	74,642,751	19,965,514
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	4,951,593	2,487,054
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	4,942,019	4,719,549
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	96,365,050	9,742,660
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	542,101,981	118,458,989
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	205,478,326	157,326,570
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	16,070,038	37,976,587
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	90,309,738	42,038,534
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	729,567,844	708,012,886
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	58,383,538	25,743,307
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	483,433,605	161,260,696
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	21,656,593	10,366,318

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

6. AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BondBloxx USD High Yield Bond Sector Rotation ETF

Affiliated Investment Company	Value as of October 31, 2024	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of April 30, 2025	Dividends	Shares as of April 30, 2025
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	$3,560,158	$912,926	$(568)	$(100,620)	$(187,036)	$4,184,860	$132,576	114,438
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	2,508,764	540,818	695	(32,621)	(187,316)	2,830,340	84,192	75,225
BondBloxx USD High Yield Bond Energy Sector ETF	2,829,791	412,600	(1,676)	(108,376)	(305,609)	2,826,730	89,787	75,865
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	3,949,306	632,698	3,904	(8,419)	(224,054)	4,353,435	141,404	116,402
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,791,909	370,964	14,201	(37,619)	(720,041)	2,419,414	81,195	69,611
BondBloxx USD High Yield Bond Industrial Sector ETF	6,792,204	990,424	2,331	(109,030)	(317,027)	7,358,902	231,066	196,240
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	5,722,665	1,120,479	1,987	(122,933)	(218,555)	6,503,643	240,023	190,165
	$28,154,797	$4,980,909	$20,874	$(519,618)	$(2,159,638)	$30,477,324	$1,000,243	837,946

7. FEDERAL INCOME TAXES

The Funds intend to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and net capital gains to their shareholders. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Management of the Funds has reviewed tax positions taken in the tax periods that remain subject to examination by all major tax jurisdictions, including federal, and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended April 30, 2025, the Funds did not incur any interest or penalties.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

At April 30, 2025, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BondBloxx USD High Yield Bond Industrial Sector ETF	$54,916,723	$168,068	$(1,160,659)	$(992,591)
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	77,960,496	544,699	(2,081,034)	(1,536,335)
BondBloxx USD High Yield Bond Healthcare Sector ETF	30,430,901	225,139	(322,407)	(97,268)
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	39,062,477	573,068	(278,149)	294,919
BondBloxx USD High Yield Bond Energy Sector ETF	11,971,844	10,696	(589,099)	(578,403)
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	42,673,914	151,755	(1,270,381)	(1,118,626)
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	23,475,397	92,901	(415,701)	(322,800)
BondBloxx USD High Yield Bond Sector Rotation ETF	30,352,328	267,304	(73,620)	193,684
BondBloxx BB Rated USD High Yield Corporate Bond ETF	279,020,839	1,053,579	(2,597,011)	(1,543,432)
BondBloxx B Rated USD High Yield Corporate Bond ETF	29,158,221	316,397	(695,567)	(379,170)
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	127,533,453	903,811	(7,551,177)	(6,647,366)
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	117,706,970	927,416	(79,378)	848,038
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	10,046,065	54,094	(76,940)	(22,846)
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	7,343,651	5,647	(346,051)	(340,404)
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	332,500,969	11,146,920	(3,059,203)	8,087,717
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	1,324,698,539	575,675	(98,723)	476,952
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	576,153,219	1,450,814	(52,126)	1,398,688
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	127,303,513	1,273,448	(3,321)	1,270,127
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	148,462,265	2,098,178	(199)	2,097,979
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	145,116,425	1,432,167	(4,307)	1,427,860
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	141,944,892	2,095,325	(74,023)	2,021,302
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	557,298,969	2,908,339	(2,614,877)	293,462
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	62,933,113	121,263	(2,922,689)	(2,801,426)
BondBloxx IR+M Tax-Aware Short Duration ETF	167,475,755	592,228	(526,914)	65,314
BondBloxx IR+M Tax-Aware Intermediate Duration ETF	9,933,854	6,920	(133,049)	(126,129)
BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents	6,447,987	7,015	(116,458)	(109,443)
BondBloxx Private Credit CLO ETF	113,967,528	7,618	(1,111,195)	(1,103,577)

The differences between book-basis and tax-basis components of unrealized appreciation/(depreciation) are primarily attributable to tax deferral of losses on wash sales for tax purposes.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

At October 31, 2024, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

As of October 31, 2024, the Funds had the following net capital loss carryforwards remaining:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Industrial Sector ETF	$75,223	$118,879	$194,102
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	281,570	279,549	561,119
BondBloxx USD High Yield Bond Healthcare Sector ETF	424,378	115,171	539,549
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	115,710	93,768	209,478
BondBloxx USD High Yield Bond Energy Sector ETF	9,876	150,412	160,288
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	94,042	116,854	210,896
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	47,001	55,762	102,763
BondBloxx USD High Yield Bond Sector Rotation ETF	31,496,616	27,746,039	59,242,655
BondBloxx BB Rated USD High Yield Corporate Bond ETF	599,583	203,992	803,575
BondBloxx B Rated USD High Yield Corporate Bond ETF	230,611	136,018	366,629
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,109,389	369,069	1,478,458
BondBloxx BBB Rated 1-5 Year Corporate Bond ETF	–	–	–
BondBloxx BBB Rated 5-10 Year Corporate Bond ETF	1,787	–	1,787
BondBloxx BBB Rated 10+ Year Corporate Bond ETF	–	–	–
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	419,976	83,845	503,821
BondBloxx Bloomberg Six Month Target Duration US Treasury ETF	927,937	2,574	930,511
BondBloxx Bloomberg One Year Target Duration US Treasury ETF	3,363,835	34,577	3,398,412
BondBloxx Bloomberg Two Year Target Duration US Treasury ETF	868,868	431,639	1,300,507
BondBloxx Bloomberg Three Year Target Duration US Treasury ETF	511,548	165,551	677,099
BondBloxx Bloomberg Five Year Target Duration US Treasury ETF	1,046,336	454,501	1,500,837
BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF	670,418	648,071	1,318,489
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF	1,266,815	774,650	2,041,465
BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF	3,914,178	1,352,999	5,267,177
BondBloxx IR+M Tax-Aware Short Duration ETF	81,517	–	81,517

During the year ended October 31, 2024, the following Funds utilized capital loss carryforwards:

	Short-Term	Long-Term	Total Amount
BondBloxx USD High Yield Bond Healthcare Sector ETF	$98,047	$–	$98,047
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	16,644	10,977	27,621
BondBloxx USD High Yield Bond Energy Sector ETF	42,447	–	42,447
BondBloxx USD High Yield Bond Sector Rotation ETF	33,105	–	33,105
BondBloxx BB Rated USD High Yield Corporate Bond ETF	13,692	–	13,692
BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF	412,255	117,547	529,802

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

8. RELATED PARTIES

At April 30, 2025, certain officers and Trustees of the Trust are also officers or employees of the Adviser or affiliated with the Distributor.

9. INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

10. INVESTMENT RISKS

A discussion of some of the principal risks associated with an investment in a Fund is contained in each Fund’s Prospectus. An investment in a Fund should be made with an understanding that the value of the Fund’s portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of bonds in general, and other factors that affect the market.

High Yield Bond Risk. Bonds that are rated below investment-grade (sometimes referred to as“junk bonds,” which may include those bonds rated at or below “BBB-” by one or more of the major ratings agencies), or similar bonds that are unrated,may be deemed speculative,may involve greater levels of risk than higher-rated bonds of similar maturity and may be more likely to default.

U.S. Treasury Obligations Risk. U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics and may provide relatively lower returns than those of other securities. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund’s U.S. Treasury obligations to decline.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government.

Emerging Markets Risks. Investments in emerging market issuers are subject to a greater risk of loss than investments in issuers located or operating in more developed markets. This is due to, among other things, the potential for greater market volatility, lower trading volume, higher levels of inflation, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments in emerging market countries than are typically found in more developed markets. Companies in many emerging markets are not subject to the same degree of regulatory requirements, accounting standards or auditor oversight as companies in more developed countries, and as a result, information about the securities in which the Fund invests may be less reliable or complete. Moreover, emerging markets often have less reliable securities valuations and greater risks associated with custody of securities than developed markets. There may be significant obstacles to obtaining information necessary for investigations into or litigation against companies and shareholders may have limited legal remedies. The Fund is not actively managed and does not select investments based on investor protection considerations. In addition, emerging markets often have greater risk of capital controls through such measures as taxes or interest rate control than developed markets. Certain emerging market countries may also lack the infrastructure necessary

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

to attract large amounts of foreign trade and investment. Local securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to changes in trading volume, potentially making prompt liquidation of holdings difficult or impossible at times. Settlement procedures in emerging market countries are frequently less developed and reliable than those in the U.S. (and other developed countries). In addition, significant delays may occur in certain markets in registering the transfer of securities. There could be additional impacts on the value of the Fund as a result of sustainability risks, in particular those caused by environmental changes related to climate change, social issues (including relating to labor rights) and governance risk (including but not limited to risks around board independence, ownership and control, or audit and tax management). Additionally, disclosures or third-party data coverage associated with sustainability risks is generally less available or transparent in these markets.

Municipal Securities Risk. Municipal securities risks include the possibility that the issuer may be unable to pay interest or repay principal on a timely basis or at all, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. In addition, state or local political or economic conditions and developments can adversely affect the securities issued by state and local governments. The value of the municipal securities owned by the Fund also may be adversely affected by future changes in U.S. federal, state or local tax laws.

Municipal Securities Market Liquidity Risk. From time to time, inventories of municipal securities held by brokers and dealers may decrease, lessening their ability to make a market in these securities. Any reduction in market making capacity has the potential to decrease the Fund’s ability to buy or sell municipal securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. As a result, the Fund may be forced to accept a lower price to sell a municipal security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

Tax Risk. From time to time, the U.S. government and the U.S. Congress consider changes in U.S. federal tax law that could limit or eliminate the U.S. federal income tax exemption for municipal bond income, which would in effect reduce the after-tax returns received by shareholders from the Fund by increasing taxes on distributions from the Fund. In such event, the Fund’s NAV could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Fund shares as investors anticipate adverse effects on the Fund or seek higher yields to offset the potential loss of the tax deduction. As a result, the Fund would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Fund’s yield.

Tax Aware Risk. Tax aware risk is the possibility that the use of investment practices that seek to maximize after tax return may not minimize tax consequences. The Tax-Aware Funds may have substantial taxable gains and returns may be similar to a fund that is not tax managed. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

Alternative Minimum Tax Risk. Although the interest received from municipal securities is generally exempt from U.S. federal income tax, the Fund may invest in municipal securities subject to the U.S. federal alternative minimum tax on individuals. For tax years beginning after December 31, 2022, interest on the bonds may affect the U.S. federal corporate alternative minimum tax for certain corporations. Accordingly, investment in the Fund could cause shareholders to be subject to the U.S. federal alternative minimum tax.

Interest Rate Risk. During periods of very low or negative interest rates, the Fund may be unable to maintain positive returns or pay dividends to Fund shareholders. Very low or negative interest rates may magnify interest rate risk. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, result in heightened market volatility and detract from the Fund’s performance to the extent the Fund is exposed to such interest rates. Additionally, under certain market conditions in which interest rates are low and the market prices for portfolio securities have increased,

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

the Fund may have a very low, or even negative yield. A low or negative yield would cause the Fund to lose money in certain conditions and over certain time periods. The U.S. government and the U.S. Federal Reserve, as well as certain foreign governments and central banks, have from time to time taken steps to support financial markets. The U.S. government and the U.S. Federal Reserve may, conversely, reduce market support activities, including by taking action intended to increase certain interest rates. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Changes in government activities in this regard, such as changes in interest rate policy, can negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Concentration Risk. The Funds may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Funds’ investments more than the market as a whole, to the extent that the Funds’ investments are concentrated in the securities and/or other assets of a particular issuer or issuers, sector, sub-sector, market segment, market, industry, group of industries, country, group of countries, region or asset class. The Funds may be more adversely affected by the underperformance of those securities, may experience increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those securities and/or other assets than a fund that does not concentrate its investments.

Inflation Risk. Inflation is a sustained rise in overall price levels. Moderate inflation is associated with economic growth, while high inflation can signal an overheated economy. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money (i.e., as inflation increases, the values of the Fund’s assets can decline). Inflation poses a “stealth” threat to investors because it reduces savings and investment returns. Central banks, such as the U.S. Federal Reserve, generally attempt to control inflation by regulating the pace of economic activity. They typically attempt to affect economic activity by raising and lowering short-term interest rates. At times, governments may attempt to manage inflation through fiscal policy, such as by raising taxes or reducing spending, thereby reducing economic activity; conversely, governments can attempt to combat deflation with tax cuts and increased spending designed to stimulate economic activity. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in economic policies, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund shareholders. This risk is greater for fixed-income instruments with longer maturities.

Affiliated ETF Risk (Sector Rotation Fund). The Adviser receives advisory fees from XHYI, XHYT, XHYH, XHYF, XHYE, XHYC, XHYD, XBB, XB, and XCCC (each, an “Underlying Fund”). It is possible that a conflict of interest among the Fund and the Underlying Funds could affect how the Adviser fulfills its fiduciary duties to the Fund and the Underlying Funds. The Adviser may have an incentive to take into account the effect on an Underlying Fund in which the Fund may invest in determining whether, and under what circumstances, to purchase or sell shares in that Underlying Fund. In addition, the fees payable to the Adviser by certain of the Underlying Funds may be higher than the fee payable by the Fund. However, the Adviser has a fiduciary duty to act in the Fund’s best interests when selecting the Underlying Funds.

Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, the advent of significant inflation, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares or the Fund’s underlying portfolio securities, losses from trading in secondary markets, periods of high volatility and disruptions in the creation/redemption process. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Accordingly, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV, or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

Investment in the Underlying Funds Risk (Sector Rotation Fund). The Fund invests a substantial portion of its assets in the Underlying Funds. Accordingly, the Fund’s investment performance is directly related to the performance of the Underlying Funds, and the Fund is subject to the risk factors associated with the investments of the Underlying Funds and will be affected by the investment policies and practices of the Underlying Funds in direct proportion to the amount of assets allocated to each. To the extent the Fund is exposed more heavily to one or more particular Sectors, its performance will be especially sensitive to risks associated with those Sectors.

A strategy used by the Underlying Funds may fail to produce the intended results. If the Fund has allocated a higher portion of its net assets to a particular Underlying Fund, it may be more susceptible to adverse developments affecting that Underlying Fund and may be more susceptible to losses because of these developments. The Fund’s ability to achieve its investment objective will depend on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the investment objective of any Underlying Fund can be achieved. With respect to the Underlying Funds, which are all designed to track an index, the price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

The Fund’s NAV will change with changes in the value of the Underlying Funds and other investments based on their market valuations. The Fund’s market price may deviate from value of the Fund’s underlying holdings, particularly in times of market stress, and as a result, investors may pay more or receive less than the underlying value of the Fund’s shares bought or sold. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying Funds.

ETF and Other Registered Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another registered investment company or ETF. The Fund is subject to the risks associated with the ETF or investment company’s investments. The price and movement of an ETF designed to track an index may not track the index and may result in a loss. In addition, ETFs may trade at a price above (premium) or below (discount) their net asset value, especially during periods of significant market volatility or stress, causing investors to pay significantly more or less than the value of the ETF’s underlying portfolio. Certain ETFs traded on exchanges may be thinly traded and experience large spreads between the “ask” price quoted by a seller and the “bid” price offered by a buyer.

Mortgage-Related and Asset-Backed Securities Risk. Mortgage-related and asset-backed securities represent interests in “pools” of mortgages or other assets, including consumer loans or receivables held in trust. These mortgage-related or asset-backed securities are subject to credit risk, interest rate risk, “prepayment risk” (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and “extension risk” (the risk that borrowers will repay a loan more slowly in periods of rising interest rates). If the Fund invests in mortgage-related or asset-backed securities that are subordinated to other interests in the same mortgage or asset pool, the Fund may only receive payments after the pool’s obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool’s ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless. Uniform Mortgage-Backed Securities, which generally align the characteristics of Fannie Mae and Freddie Mac certificates, are a recent innovation and the effect they may have on the market for mortgage-related securities is uncertain.

Collateralized Loan Obligations (“CLO”) Risk. The risks of investing in CLOs include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in the rated debt tranches of CLOs; however, any such ratings do not constitute a guarantee, may be downgraded, and in stressed market environments it is possible that even senior CLO tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches,

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Sub-Adviser may not be able to accurately predict how specific CLOs or the portfolio of underlying loans for such CLOs will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLOs are liquidity risk, interest rate risk, credit risk, prepayment risk, and the risk of default of the underlying asset, among others.

Commercial Mortgage-Backed Securities (“CMBS”) Risk. CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS issued by non-agency issuers may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed-income securities and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

Non-Diversification Risk. A majority of the Funds are classified as “non-diversified” funds under the 1940 Act. Accordingly, a Fund may invest a greater portion of its assets in the securities of a single issuer than if it were a “diversified” fund. To the extent that a Fund invests a higher percentage of its assets in the securities of a single issuer, the Fund is subject to a higher degree of risk associated with and developments affecting that issuer than a fund that invests more widely.

Russian Invasion of Ukraine Risk. Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions, including declines in its stock markets and the value of the ruble against the U.S. dollar in the region are impossible to predict, but could be significant. Any such disruptions caused by Russian military action or other actions (e.g., cyberattacks and espionage) or resulting actual and threatened responses to such activity, including purchasing and financing restrictions, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on Russian entities or individuals, including politicians, could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors. How long such military action and related events will last cannot be predicted. These and any related events could have significant impact on Fund performance and the value of an investment in the Fund.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

12. SUBSEQUENT EVENTS

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

Segment Reporting. The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. Subject to the oversight and, when applicable, approval of the Board, the Funds’ Manager acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the

BONDBLOXX ETF TRUST

Notes to the Financial Statements (Continued)

April 30, 2025 (Unaudited)

Funds’ long-term strategic asset allocation is determined in accordance with the terms of the prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

Income Taxes. In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Fund expects that the adoption of the amendments will not have a material impact on its financial statements.

BONDBLOXX ETF TRUST

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. BondBloxx ETF Trust files their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Forms N-PORT will be available on the SEC’s website at www.sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at https://bondbloxxetf.com/.

Proxy Voting Policy. Information with respect to how proxies relating to the Funds’ portfolio securities were voted during the 12-month period ended June 30 will be available: (i) without charge, upon request, by calling (800) 896-5089 or through the Funds’ website at https://bondbloxxetf.com/; and (ii) on the SEC’s website at www.sec.gov.

Proxy Voting Record. BIM, as an adviser to a 1940 Act Funds, is required to comply with Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), that requires investment companies to file annual report Form N-PX. The adviser must provide the Fund Administrator with the voting records in order to comply with this filing. On an annual basis, following the end of the 12-month period ending June 30, the Adviser will furnish to the Trust’s administrator a full record detailing all how the Adviser voted all Trust proxies for the prior 12-month period.

Premium/Discount Information. Information about the difference between daily market values on the secondary market for shares of the Funds in BondBloxx ETF Trust and such Funds’ net asset value can be found on our website, https://bondbloxxetf.com/.

Code of Ethics. The Trust and the Adviser have each adopted codes of ethics pursuant to Rule 17j-1 of the 1940 Act. Each code of ethics may be examined at the office of the SEC in Washington, D.C. or on the Internet at the SEC’s website at www.sec.gov.

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory and
Investment Sub-Advisory Agreements (Unaudited)

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board of Trustees (the “Board”), including a majority of the Trustees who are not “interested persons” (as that term is defined in the 1940 Act) (the “Independent Trustees”) of BondBloxx ETF Trust (the “Trust,” and each series thereof, a “Fund”), is required to consider and approve the Investment Advisory Agreements between the Trust and BondBloxx Investment Management Corporation (the “Adviser”) (the “Advisory Agreements”) and any sub-advisory agreements with respect to the applicable Funds. In considering these agreements, the Board, including all of the Independent Trustees, assess the Adviser’s and a sub-adviser’s, as applicable, proposed services to the Funds, including investment management; oversight of the Funds’ service providers, as applicable; risk management and oversight; legal and compliance services; and ability to comply with applicable legal and regulatory requirements.

At a meeting held on November 18, 2024 (the “November Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement with respect to the BondBloxx Private Credit CLO ETF (the “CLO Fund”) (the “CLO Fund Advisory Agreement”) for an initial two-year period. In determining whether to approve the entering into of the CLO Fund Advisory Agreement, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the CLO Fund Advisory Agreement was in the best interests of the CLO Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the CLO Fund Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the CLO Fund Advisory Agreement.

Also at the November Meeting, the Board, including a majority of the Independent Trustees, voted to approve the renewal of the Advisory Agreements for the BondBloxx Bloomberg Six Month Target Duration US Treasury ETF, the BondBloxx Bloomberg One Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Two Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Three Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Five Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF, the BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF (each, a “Treasury Fund” and collectively, the “Treasury Funds”), the BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF, the BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF, the BondBloxx USD High Yield Bond Energy Sector ETF, the BondBloxx USD High Yield Bond Financial & REIT Sector ETF, the BondBloxx USD High Yield Bond Healthcare Sector ETF, the BondBloxx USD High Yield Bond Industrial Sector ETF, the BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF, the BondBloxx USD High Yield Bond Sector Rotation ETF (each, a “Sector Fund” and collectively the “Sector Funds”), the BondBloxx BB Rated USD High Yield Corporate Bond ETF, the BondBloxx B Rated USD High Yield Corporate Bond ETF, the BondBloxx CCC Rated USD High Yield Corporate Bond ETF (each, a “High Yield Fund” and collectively, the “High Yield Funds”), and the BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF (the “Emerging Markets Fund”) (collectively, the “Existing Advisory Agreements”) each for an additional one-year period. In determining whether to approve the renewal of the Existing Advisory Agreements, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the renewal of the Existing Advisory Agreements was in the best interests of the Treasury Funds, Sector Funds, High Yield Funds, and the Emerging Markets Fund and their respective shareholders. Prior to voting, the Independent Trustees reviewed the proposed renewal of the Existing Advisory Agreements with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed renewal of the Existing Advisory Agreements.

At a meeting held on February 26, 2025 (the “February Meeting”), the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Advisory Agreement with respect to the BondBloxx IR+M Tax-Aware Intermediate Duration ETF (the “Tax-Aware Intermediate Duration Fund”) (the “Tax-Aware Intermediate Duration Fund Advisory Agreement”) for an initial two-year period. In determining whether to approve the entering into of the Tax-Aware Intermediate Duration Fund Advisory Agreement, the Adviser furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Tax-Aware Intermediate Duration Fund Advisory Agreement was in the best interests of the Tax-Aware Intermediate Duration Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Tax-Aware Intermediate Duration

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory and
Investment Sub-Advisory Agreements (Unaudited) (Continued)

Fund Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Tax-Aware Intermediate Duration Fund Advisory Agreement.

New Advisory Agreements

In approving the CLO Fund Advisory Agreement and the Tax-Aware Intermediate Duration Fund Advisory Agreement (collectively, the “New Advisory Agreements”), the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to each Fund by the Adviser; (2) the Adviser’s proposed compensation under the New Advisory Agreements; (3) the estimated expenses of each Fund; (4) the estimated costs of services to be provided to each Fund and the anticipated profits to be realized by the Adviser from its management of each Fund; (5) the potential for economies of scale and the sharing of any economies of scale with each Fund’s shareholders; (6) the fees paid by and services provided to comparable exchange-traded funds (“ETFs”); and (7) other potential benefits to the Adviser from its relationships with each Fund. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the New Advisory Agreements are discussed below.

Nature, Extent and Quality of Services to be Provided by the Adviser. In considering the nature, extent and quality of the services to be provided by the Adviser under the New Advisory Agreements, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of the Adviser’s personnel. The Board also took into account the systems and resources that the Adviser intended to devote to investment management and legal and compliance services. The Board noted that the CLO Fund’s sub-adviser and the Tax-Aware Intermediate Duration Fund’s sub-adviser will be responsible for managing the day-to-day investment operations of each Fund, respectively, and the Adviser will be responsible for administering the CLO Fund and the Tax-Aware Intermediate Duration Fund. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the CLO Fund and the Tax-Aware Intermediate Duration Fund by the Adviser under the New Advisory Agreements.

Performance. The Board took into account that the Adviser does not currently manage any other accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities. The Board took into consideration the professional experience and investment capabilities of the individual who is expected to serve as the Adviser’s portfolio manager to each Fund. The Board considered that the CLO Fund’s sub-adviser and the Tax-Aware Intermediate Duration Fund’s sub-adviser will also each employ one or more portfolio managers to manage the day-to-day investment operations of each Fund. In addition, the Board considered the Adviser’s investment philosophy and portfolio construction process and the systems and tools the Adviser is expected to use in managing each Fund in accordance with such Fund’s respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that the Adviser is qualified to manage each Fund’s assets in accordance with each Fund’s investment objectives and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation that each Fund is required to pay to the Adviser under the New Advisory Agreements and the estimated expense ratios of each Fund. The Board took into account that under the New Advisory Agreements, the Adviser is responsible for paying substantially all of each Fund’s operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable ETFs relative to the estimated expense ratios of each respective Fund. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services to be received by each Fund from the Adviser and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by the Adviser in connection with its provision of services to each Fund pursuant to the New Advisory Agreements. In particular, the Board took into account the Adviser’s expectations that during each Fund’s’ initial period of operations that each Fund is likely to operate below its breakeven levels and its profitability to the Adviser

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory and
Investment Sub-Advisory Agreements (Unaudited) (Continued)

would likely be below levels anticipated by the Adviser in later years. The Board noted potential benefits to the Adviser that could accrue as a result of managing each Fund, including potential reputational benefits. Based upon the foregoing, the Board concluded that the Adviser’s anticipated profitability from its relationship with each Fund was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital, as applicable, and the Adviser’s expectations concerning each Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which each Fund will operate. The Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that if each Fund’s assets increase over time, then each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation to be paid by each Fund to the Adviser is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the New Advisory Agreements, including the compensation payable to the Adviser under the New Advisory Agreements, is in the best interests of each Fund and their respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the New Advisory Agreements, each for an initial two-year period.

Existing Advisory Agreements

In approving the renewal of the Existing Advisory Agreements the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services provided to the Funds by the Adviser; (2) the Adviser’s compensation under the Existing Advisory Agreements; (3) the expenses of the Funds; (4) the costs of services that are provided to the Funds and the profits realized by the Adviser from its management of the Funds; (5) economies of scale and the sharing of any economies of scale with the Funds’ shareholders; (6) the fees paid by and services provided to comparable ETFs; and (7) other benefits to the Adviser from its relationships with the Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the renewal of the Existing Advisory Agreements are discussed below.

Nature, Extent and Quality of Services Provided by the Adviser. In considering the nature, extent and quality of the services provided by the Adviser under the Existing Advisory Agreements, the Board reviewed information provided by the Adviser relating to its operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of the Adviser’s personnel. The Board also took into account the systems and resources that the Adviser has devoted to investment management and legal and compliance services. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Fund by the Adviser under the Existing Advisory Agreements.

Performance. The Board took into account that the Adviser does not currently manage any other accounts or funds with similar investment objectives and policies and does not operate any affiliated advisory entities and the challenges involved in developing a comparable peer group for the Funds in light of the unique characteristics of the Funds. The Board took into consideration the professional experience and investment capabilities of the individuals who serve as portfolio managers to each Fund. In addition, the Board considered the Adviser’s investment philosophy and portfolio construction process and the systems and tools the Adviser uses in managing each Fund in accordance with such Fund’s respective investment objectives and investment strategies. The Board noted the limited history of operations of certain of the Funds and noted that it was important to provide each Fund’s portfolio management team sufficient time to establish a more significant performance history. Based on the foregoing, the Board concluded that the Adviser is qualified to manage each Fund’s assets in accordance with each Fund’s investment objectives and investment strategies.

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory and
Investment Sub-Advisory Agreements (Unaudited) (Continued)

Compensation and Expenses. The Board considered the compensation that each Fund is required to pay to the Adviser under the Existing Advisory Agreements and the expense ratios of each Fund. The Board took into account that under the Existing Advisory Agreements, the Adviser is responsible for paying substantially all of each Fund’s operating expenses with some exceptions and that this expense structure effectively limits each Fund’s expenses to the level of its respective advisory fee. In addition, the Board took into account the expense ratios of comparable ETFs relative to the expense ratios of each Fund. Based on the foregoing, the Board concluded that each Fund’s advisory fee is reasonable in view of the services received by each Fund from the Adviser and the other factors considered.

Costs of Services, Profitability and Fall-out Benefits. The Board considered the cost of services provided and the profits realized by the Adviser in connection with its provision of services to each Fund pursuant to the Existing Advisory Agreements. In particular, the Board took into account each Fund’s limited history of operations and the Adviser’s expectations that during each Fund’s’ initial period of operations, each Fund is likely to operate below their breakeven levels and the Fund’s current profitability to the Adviser would likely be below levels anticipated by the Adviser in later years. The Board noted that, while the Funds were not currently profitable, the Adviser had sufficient financial resources to support the Funds. The Board noted benefits to the Adviser that have accrued as a result of managing each Fund, including reputational benefits. Based upon the foregoing, the Board concluded that the Adviser’s profitability from its relationship with each Fund was reasonable.

Economies of Scale. The Board noted the competitive environment in which each Fund operates. Given the Funds’ limited history of operations, the Board considered the effect of potential future asset growth on each Fund’s performance and expenses. The Board noted that, although the Funds were not currently profitable, if each Fund’s assets continue to increase over time, then each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the compensation currently being paid by each Fund to the Adviser is appropriate.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the renewal of the Existing Advisory Agreements, including the compensation payable to the Adviser under the Existing Advisory Agreements, is in the best interests of each Fund and their respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the renewal of the Existing Advisory Agreements for an additional one-year period.

New Sub-Advisory Agreements

Pursuant to an exemption obtained by the Trust and the Adviser, the Adviser is permitted, on behalf of the Funds and subject to the approval of the Board, including a majority of the Independent Trustees, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers. The Adviser has the ultimate responsibility for overseeing the Funds’ sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The exemption also contains relief from certain disclosure obligations with regard to sub-advisory fees. The exemption does not apply to the Investment Sub-Advisory Agreement between the Adviser and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust (“MIMBT”) with respect to the BondBloxx USD High Yield Bond Sector Rotation ETF (the “Sector Rotation Fund”).

Also at the November Meeting, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Investment Sub-Advisory Agreement between the Adviser and MIMBT, with respect to the CLO Fund for an initial two-year period (the “CLO Fund Sub-Advisory Agreement”). In determining whether to approve the entering into of the CLO Fund Sub-Advisory Agreement, the Adviser and MIMBT furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the CLO Fund Sub-Advisory Agreement was in the best interests of the CLO Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory and
Investment Sub-Advisory Agreements (Unaudited) (Continued)

entering into of the CLO Fund Sub-Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the CLO Fund Sub-Advisory Agreement.

Also at the February Meeting, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Investment Sub-Advisory Agreement between the Adviser and Income Research + Management (“IR+M,” and, together with MIMBT, the “Sub-Advisers”) with respect to the Tax-Aware Intermediate Duration Fund for an initial two-year period (the “Tax-Aware Intermediate Duration Fund Sub-Advisory Agreement”). In determining whether to approve the entering into of the Tax-Aware Intermediate Duration Fund Sub-Advisory Agreement, the Adviser and IR+M furnished information necessary for a majority of the Independent Trustees to make the determination that the entering into of the Tax-Aware Intermediate Duration Fund Sub-Advisory Agreement was in the best interests of the Tax-Aware Intermediate Duration Fund and its shareholders. Prior to voting, the Independent Trustees reviewed the proposed entering into of the Tax-Aware Intermediate Duration Fund Sub-Advisory Agreement with management and their independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed entering into of the Tax-Aware Intermediate Duration Fund Sub-Advisory Agreement.

In approving the CLO Fund Sub-Advisory Agreement and the Tax-Aware Intermediate Duration Fund Sub-Advisory Agreement (collectively, the “New Sub-Advisory Agreements”), the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the CLO Fund by MIMBT and the Tax-Aware Intermediate Duration Fund by IR+M; (2) MIMBT’s and IR+M’s proposed compensation under the New Sub-Advisory Agreements; (3) the estimated expenses of the CLO Fund by MIMBT and of the Tax-Aware Intermediate Duration Fund by IR+M; (4) the estimated costs of services to be provided to the CLO Fund by MIMBT and to the Tax-Aware Intermediate Duration Fund by IR+M and the anticipated profits to be realized by MIMBT and IR+M from their management of the CLO Fund and the Tax-Aware Intermediate Duration Fund, respectively; (5) the potential for economies of scale and the sharing of any economies of scale with each Fund’s shareholders; (6) the fees paid by and services provided to comparable ETFs; and (7) other potential benefits to the MIMBT and IR+M from their relationships with the CLO Fund and the Tax-Aware Intermediate Duration Fund, respectively. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the New Sub-Advisory Agreements are discussed below.

Nature, Extent and Quality of Services to be Provided by the Sub-Advisers. In considering the nature, extent and quality of the services to be provided by MIMBT and IR+M under the New Sub-Advisory Agreements, the Board reviewed information provided by MIMBT and IR+M relating to each Sub-Adviser’s operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of each Sub-Adviser’s personnel. The Board also took into account the systems and resources that MIMBT and IR+M intended to devote to investment management and legal and compliance services. The Board noted that MIMBT and IR+M will be responsible for managing the day-to-day investment operations of the CLO Fund and the Tax-Aware Intermediate Duration Fund, respectively, and the Adviser will be responsible for administering the CLO Fund and the Tax-Aware Intermediate Duration Fund. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the CLO Fund by MIMBT and the Tax-Aware Intermediate Duration Fund by IR+M under the New Sub-Advisory Agreements.

Performance. The Board took into consideration the professional experience and investment capabilities of the individuals who are expected to serve as portfolio managers to the CLO Fund and the Tax-Aware Intermediate Duration Fund. In addition, the Board considered each Sub-Adviser’s investment philosophy and portfolio construction process and the systems and tools MIMBT and IR+M expect to use in managing the CLO Fund and the Tax-Aware Intermediate Duration Fund, respectively, in accordance with each Fund’s respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that MIMBT and IR+M are qualified to manage the CLO Fund and the Tax-Aware Intermediate Duration Fund’s assets, respectively, in accordance with each Fund’s investment objective and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation payable to MIMBT and IR+M under the New Sub-Advisory Agreements and the estimated expense ratios of each of the CLO Fund and the Tax-Aware Intermediate Duration Fund. The Board took into account that under the New Sub-Advisory Agreements,

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory and

Investment Sub-Advisory Agreements (Unaudited) (Continued)

each Sub-Adviser will bear all expenses in connection with the performance of its services under the New Sub-Advisory Agreements, excluding any Fund expenses as set forth in the prospectus of each Fund. Based on the foregoing, the Board concluded that each Sub-Adviser’s proposed compensation is reasonable in view of the services to be provided to the CLO Fund and the Tax-Aware Intermediate Duration Fund by MIMBT and IR+M, respectively, and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by each of MIMBT and IR+M in connection with its provision of services to the CLO Fund and the Tax-Aware Intermediate Duration Fund, respectively, pursuant to the New Sub-Advisory Agreements. The Board noted potential benefits to MIMBT and IR+M that could accrue as a result of managing the CLO Fund and the Tax-Aware Intermediate Duration Fund, respectively, including potential reputational benefits. Based upon the foregoing, the Board concluded that each Sub-Adviser’s anticipated profitability from its relationship with the CLO Fund and the Tax-Aware Intermediate Duration Fund, as applicable, was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital and the Adviser’s, MIMBT’s and IR+M’s expectations concerning the CLO Fund’s and the Tax-Aware Intermediate Duration Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the CLO Fund and the Tax-Aware Intermediate Duration Fund will operate. The Board considered the effect of potential future asset growth on the CLO Fund and the Tax-Aware Intermediate Duration Fund. The Board noted that if the CLO Fund’s and the Tax-Aware Intermediate Duration Fund’s assets increase over time, each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation payable to MIMBT and IR+M is reasonable.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the New Sub-Advisory Agreements, including the compensation payable under each New Sub-Advisory Agreement to MIMBT and IR+M is in the best interests of the CLO Fund and the Tax-Aware Intermediate Duration Fund and their respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the New Sub-Advisory Agreements, each for an initial two-year period.

Amended and Restated Investment Sub-Advisory Agreement

Also at the February Meeting, the Board, including a majority of the Independent Trustees, voted to approve the Amended and Restated Investment Sub-Advisory Agreement between the Adviser and IR+M with respect to BondBloxx IR+M Tax-Aware ETF For California Residents, BondBloxx IR+M Tax-Aware ETF For Massachusetts Residents and BondBloxx IR+M Tax-Aware ETF For New York Residents (each, a “Tax-Aware State Resident Fund” and collectively, the “Tax-Aware State Resident Funds”) (the “Amended Sub-Advisory Agreement”). In approving the Amended Sub-Advisory Agreement, the Board, including the Independent Trustees, considered various factors, including: (1) the nature, extent and quality of the services to be provided to the Tax-Aware State Resident Funds by IR+M; (2) IR+M’s proposed compensation under the Amended Sub-Advisory Agreement; (3) the estimated expenses of the Tax-Aware State Resident Funds by IR+M; (4) the estimated costs of services to be provided to the Tax-Aware State Resident Funds by IR+M and the anticipated profits to be realized by IR+M from their management of the Tax-Aware State Resident Funds; (5) the potential for economies of scale and the sharing of any economies of scale with each Tax-Aware State Resident Fund’s shareholders; (6) the fees paid by and services provided to comparable ETFs; and (7) other potential benefits to IR+M from their relationships with the Tax-Aware State Resident Funds. The material factors and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Amended Sub-Advisory Agreement are discussed below.

Nature, Extent and Quality of Services to be Provided by the Sub-Adviser. In considering the nature, extent and quality of the services to be provided by IR+M under the Amended Sub-Advisory Agreement, the Board reviewed information provided by IR+M relating to IR+M’s operations and personnel. The Board considered the level and depth of knowledge and professional experience and qualifications of IR+M’s personnel. The Board also took into account the systems and resources that IR+M

BONDBLOXX ETF TRUST

Board Approval and Renewal of Investment Advisory and
Investment Sub-Advisory Agreements (Unaudited) (Continued)

intended to devote to investment management and legal and compliance services. The Board noted that IR+M will be responsible for managing the day-to-day investment operations of the Tax-Aware State Resident Funds and the Adviser will be responsible for administering the Tax-Aware State Resident Funds. Based on the foregoing, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Tax-Aware State Resident Funds by IR+M under the Amended Sub-Advisory Agreement.

Performance. The Board took into consideration the professional experience and investment capabilities of the individuals who are expected to serve as portfolio managers to the Tax-Aware State Resident Funds. In addition, the Board considered IR+M’s investment philosophy and portfolio construction process and the systems and tools IR+M expects to use in managing the Tax-Aware State Resident Funds in accordance with each Tax-Aware State Resident Fund’s respective investment objectives and investment strategies. Based on the foregoing, the Board concluded that IR+M is qualified to manage each Tax-Aware State Resident Fund’s assets in accordance with each Fund’s investment objective and investment strategies.

Proposed Compensation and Estimated Expenses. The Board considered the proposed compensation payable to IR+M under the Amended Sub-Advisory Agreement and the estimated expense ratios of each Tax-Aware State Resident Fund. The Board took into account that under the Amended Sub-Advisory Agreement, IR+M will bear all expenses in connection with the performance of its services under the Amended Sub-Advisory Agreement, excluding any Fund expenses as set forth in the prospectus of each Tax-Aware State Resident Fund. Based on the foregoing, the Board concluded that IR+M’s proposed compensation is reasonable in view of the services to be provided to the Tax-Aware State Resident Funds by IR+M and the other factors considered.

Costs of Services, Anticipated Profitability and Fall-out Benefits. The Board considered the estimated cost of services to be provided and the profits to be realized by IR+M in connection with its provision of services to the Tax-Aware State Resident Funds pursuant to the Amended Sub-Advisory Agreement. The Board noted potential benefits to IR+M that could accrue as a result of managing the Tax-Aware State Resident Funds including potential reputational benefits. Based upon the foregoing, the Board concluded that IR+M’s anticipated profitability from its relationship with the Tax-Aware State Resident Funds was reasonable.

Potential Economies of Scale. The Board considered the initial levels of investor seed capital and the Adviser’s and IR+M’s expectations concerning each Tax-Aware State Resident Fund’s asset growth in the first year of operations and beyond. The Board noted the competitive environment in which the Tax-Aware State Resident Funds will operate. The Board considered the effect of potential future asset growth on the Tax-Aware State Resident Funds. The Board noted that if each Tax-Aware State Resident Fund’s assets increase over time, each Fund might realize other economies of scale to the extent its assets increase proportionally more than certain Fund operating expenses. Based on the foregoing, the Board concluded that the amount and structure of the proposed compensation payable to IR+M is reasonable.

Conclusion. The Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weight to various factors. Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including a majority of the Independent Trustees, determined that the entering into of the Amended Sub-Advisory Agreement, including the compensation payable under the Amended Sub-Advisory Agreement to IR+M is in the best interests of the Tax-Aware State Resident Funds and their respective shareholders. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve the entering into of the Amended Sub-Advisory Agreement for an initial two-year period.

Existing Sub-Advisory Agreement

At the November Meeting, the Board, including a majority of the Independent Trustees, voted to renew the Investment Sub-Advisory Agreement between the Adviser and MIMBT with respect to the Sector Rotation Fund (the “Sector Rotation Fund Sub-Advisory Agreement”). At a meeting held on April 8, 2025, the Board, including a majority of the Independent Trustees, voted to terminate the Sector Rotation Fund Sub-Advisory Agreement. Following the termination, the Adviser would accept sole responsibility for managing the Sector Rotation Fund’s investment strategy.

BONDBLOXX ETF TRUST

General Information (Unaudited)

Investment Adviser

BondBloxx Investment Management Corporation

700 Larkspur Landing Circle, Suite 250

Larkspur, CA 94939

Administrator, Fund Accountant, Transfer and Dividend Agent and Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, MA 02110

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Chief Compliance Officer

ACA Group

480 East Swedesford Road, Suite 220

Wayne, PA 19087

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BondBloxx Investment Management Corporation | bondbloxxetf.com | 800.896.5089

(b)	The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in and/or disagreements with Accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

The aggregate renumeration paid to all Trustees is included within the financial statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The basis for approval of the Investment Advisory Contracts is included within the financial statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s board of directors.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s period covered by this report, that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 13(a)(2) to this Form N-CSR.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 13(b) to this Form N-CSR.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BondBloxx ETF Trust

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	July 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joanna Gallegos
Joanna Gallegos
Principal Executive Officer
BondBloxx ETF Trust

Date:	July 10, 2025

BondBloxx ETF Trust

By:	/s/ Tony Kelly
Tony Kelly
Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer
BondBloxx ETF Trust

Date:	July 10, 2025